UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31 Registrant is making a filing for 28 of its series:

Wells Fargo Dynamic Target Today, Wells Fargo Dynamic Target 2015, Wells Fargo Dynamic Target 2020, Wells Fargo Dynamic Target 2025, Wells Fargo Dynamic Target 2030, Wells Fargo Dynamic Target 2035, Wells Fargo Dynamic Target 2040, Wells Fargo Dynamic Target 2045, Wells Fargo Dynamic Target 2050, Wells Fargo Dynamic Target 2055, Wells Fargo Dynamic Target 2060, Wells Fargo Growth Balanced Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo C&B Large Cap Value Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Emerging Growth Fund, Wells Fargo Index Fund, Wells Fargo International Value Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Core Bond Fund, Wells Fargo Real Return Fund, Wells Fargo WealthBuilder Conservative Allocation Portfolio, Wells Fargo WealthBuilder Equity Portfolio, Wells Fargo WealthBuilder Growth Allocation Portfolio, Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Moderate Balanced Portfolio and Wells Fargo WealthBuilder Tactical Equity Portfolio.

Date of reporting period: November 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

November 30, 2015

Allocation Funds

■	Wells Fargo Growth Balanced Fund

■	Wells Fargo Moderate Balanced Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/index-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/core-bond-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of November 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Allocation Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Central bank actions abroad diverged during the period to be more accommodative when compared with the U.S. Federal Reserve.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Allocation Funds for the six-month period that ended November 30, 2015. Among the most significant influences on investment markets during the period were low interest rates; low prices for oil, natural gas, and other commodities; a strong U.S. dollar; and shifting investor sentiment, which sparked volatility in equity and bond markets at higher levels than during recent years, pushing markets generally lower.

U.S. economic growth remained slow and uneven.

U.S. annualized gross domestic product (GDP) growth was 2.1% for the three-month period ended September 30, 2015, a slower pace than the prior quarter that restrained investor activity during the third and fourth quarters of 2015. Investor concerns about economic growth in the U.S. were compounded by data on retail sales and industrial production. Retail sales increased in August but at a slightly slower pace than expected, and the overall trend remained constrained. Industrial production declined in August, and the trend remained fairly flat overall with the periodic exception of automobile manufacturing.

On a more positive note, unemployment eased to 5.0% in October 2015 and consumer spending was solid as housing demand improved, although corporate results, as measured by profits from current production, decreased in the third quarter after a second-quarter increase, according to the U.S. Bureau of Economic Analysis. Despite sometimes conflicting data, expectations grew throughout the period that the Federal Open Market Committee would announce the first increase in the federal funds rate since June 2006 after its December 2015 meeting. The S&P 500 Index1 was essentially flat for the period, recording a -0.21% return.

Overseas, central banks diverged from Federal Reserve policy due to economic concerns.

Central bank actions abroad diverged during the period to be more accommodative when compared with the U.S. Federal Reserve. Contentious negotiations between Greece and its debtors to refinance the country’s sovereign debt concerned investors in mid-2015 before the Greek government accepted additional reforms in order to secure new loan agreements with the European Central Bank (ECB). The ECB continued to encourage lending and investing in the region by making funds available to banks at low interest rates, imposing a negative interest rate on bank deposits it held, and purchasing bonds through its quantitative easing program.

During the summer of 2015, the Hang Seng Index2 in Hong Kong experienced a dramatic decline. The People’s Bank of China sought to spur growth by cutting interest rates six times in less than a year through October 2015; lowering bank reserve requirements to encourage lending; and allowing the renminbi to depreciate in support of exports and to advance government efforts to transition to a more market-driven economy. Slowing economic growth in China reduced its importing activity, which, combined with continued low prices for many commodities, negatively affected China’s trading partners, particularly emerging markets countries.

Although Japan’s third-quarter 2015 GDP was positive after contracting in the second quarter, the Bank of Japan expanded its economic stimulus programs to increase injections of liquidity into the economy through additional bond purchases. The Government Pension Investment Fund continued to reduce government bond investments and direct those assets to investments in the Japanese stock market.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Hang Seng Index is a free-float-adjusted market-capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Allocation Funds	3

Developed European and Asian equity markets returned -7.42%, as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net),3 for the six-month period that ended November 30, 2015. U.S. investors in overseas markets saw the values of their investments fall as the U.S. dollar strengthened in comparison with other currencies.

Bond performance stumbled as investor concerns increased.

Bond investors were not spared the negative effects that stemmed from uncertain investor sentiment. While low interest rates restrained yields, periodic flights to the perceived quality of U.S. government bonds in the face of equity market volatility helped support domestic bond prices. As a result, U.S. bonds tended to fare better than bonds issued overseas. During the period, the Barclays U.S. Aggregate Bond Index4 was essentially flat, recording a -0.12% return, while the Barclays Global Aggregate ex U.S. Dollar Bond Index5 recorded a -1.76% return.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Bond investors were not spared the negative effects that stemmed from uncertain investor sentiment.

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Funds and the underlying Master Portfolios approved a change in the name of each Fund and underlying Master Portfolio whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. 24 hours a day, 7 days a week.

[3]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes norepresentations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[4]	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

[5]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund1

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, INC.

Phocas Financial Corportation

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Thomas C. Biwer, CFA®

Aldo Ceccarelli, CFA®

Christian Chan, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of November 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGBX)	10-14-1998	(4.23)	8.61	4.95	1.61	9.91	5.57	1.35	1.20
Class B (NVGRX)*	10-1-1998	(4.15)	8.79	5.02	0.85	9.08	5.02	2.10	1.95
Class C (WFGWX)	10-1-1998	(0.15)	9.09	4.79	0.85	9.09	4.79	2.10	1.95
Administrator Class (NVGBX)	11-11-1994	–	–	–	1.86	10.18	5.84	1.27	0.95
Growth Balanced Composite Index[4]	–	–	–	–	1.77	9.53	6.50	–	–
Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	0.97	3.09	4.65	–	–
MSCI EAFE Index (Net)[6]	–	–	–	–	(2.94)	5.52	3.64	–	–
Russell 1000® Growth Index[7]	–	–	–	–	6.12	15.10	8.66	–	–
Russell 1000® Value Index[8]	–	–	–	–	(1.11)	13.47	6.45	–	–
Russell 2000® Index[9]	–	–	–	–	3.51	12.02	7.31	–	–
S&P 500 Index[10]	–	–	–	–	2.75	14.40	7.48	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 5-6.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	5

Wells Fargo Growth Balanced Fund (continued)

Ten largest holdings (%) as of November 30, 2015[11]
Apple Incorporated	1.38
Facebook Incorporated	0.86
Amazon.com Incorporated	0.82
Alphabet Incorporated Class A	0.76
Exxon Mobil Corporation	0.70
JPMorgan Chase & Company	0.69
Alphabet Incorporated Class C	0.65
U.S. Treasury Bonds, 2.87% 8-15-2045	0.64
Visa Incorporated	0.61
Medtronic Plc	0.59

Current target allocation as of November 30, 2015[12]

Neutral target allocation as of November 30, 2015[12]

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

[1]	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Expenses allocated from the affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

6	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund (continued)

[4]	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Composite Index is weighted 35% in the Barclays U.S. Aggregate Bond Index, 16.25% in the Russell 1000® Value Index, 16.25% in the S&P 500 Index, 16.25% in the Russell 1000® Growth Index, 9.75% in the MSCI EAFE Index (Net), 6.50% in the Russell 2000® Index. You cannot invest directly in an index.

[5]	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

[6]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[7]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[8]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[10]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[11]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[12]	Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified. Current target allocation is subject to change and may have changed since the date specified.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	7

Wells Fargo Moderate Balanced Fund1

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Capital Management Incorporated

Subadviser

Wells Capital Management Incorporated

Subadvisers for the master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, INC.

Phocas Financial Corportation

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Thomas C. Biwer, CFA®

Aldo Ceccarelli, CFA®

Christian Chan, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of November 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFMAX)	1-30-2004	(4.36)	6.12	4.36	1.47	7.38	4.98	1.32	1.15
Class B (WMOBX)*	1-30-2004	(4.29)	6.27	4.43	0.71	6.58	4.43	2.07	1.90
Class C (WFBCX)	1-30-2004	(0.26)	6.58	4.19	0.74	6.58	4.19	2.07	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	1.71	7.64	5.23	1.24	0.90
Moderate Balanced Composite Index[4]	–	–	–	–	1.43	6.66	5.48	–	–
Barclays U.S. Short Treasury 9-12 Months Index[5]	–	–	–	–	0.13	0.28	1.79	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.97	3.09	4.65	–	–
MSCI EAFE Index (Net)[7]	–	–	–	–	(2.94)	5.52	3.64	–	–
Russell 1000® Growth Index[8]	–	–	–	–	6.12	15.10	8.66	–	–
Russell 1000® Value Index[9]	–	–	–	–	(1.11)	13.47	6.45	–	–
Russell 2000® Index[10]	–	–	–	–	3.51	12.02	7.31	–	–
S&P 500 Index[11]	–	–	–	–	2.75	14.40	7.48	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 8-9.

8	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund (continued)

Ten largest holdings (%) as of November 30, 2015[12]
Apple Incorporated	0.84
U.S. Treasury Bond, 2.88%, 8-15-2045	0.83
FHLMC Structured Pass-Through Securities Series T-58 Class 4A, 7.50%, 9-25-2043	0.77
U.S. Treasury Note, 0.63%, 9-30-2017	0.74
FNMA Series 2002-W4 Class A4, 6.25%, 5-25-2042	0.58
FNMA, 3.50%, 9-1-2032	0.56
Facebook Incorporated Class A	0.52
Amazon.com Incorporated	0.50
FHLMC, 3.50%, 4-1-2043	0.48
Alphabet Incorporated Class A	0.46

Current target allocation as of November 30, 2015[13]

Neutral target allocation as of November 30, 2015[13]

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

[1]	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Expenses allocated from the affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Composite Index is weighted 45% in the Barclays U.S. Aggregate Bond Index, 15% in the Barclays U.S. Short Treasury 9-12 Months Index, 10% in the Russell 1000® Index, 10% in the S&P 500 Index, 10% in the Russell 1000® Growth Index, 6% in the MSCI EAFE Index (Net) and 4% in the Russell 2000® Index. You cannot invest directly in an index.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	9

Wells Fargo Moderate Balanced Fund (continued)

[5]	The Barclays U.S. Short Treasury 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

[6]	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

[7]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[8]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[10]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[11]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[12]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[13]	Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified. Current target allocation is subject to change and may have changed since the date specified.

10	Wells Fargo Allocation Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2015 to November 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Growth Balanced Fund	Beginning account value 6-1-2015	Ending account value 11-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$984.56	$5.95	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Class B
Actual	$1,000.00	$980.76	$9.66	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Class C
Actual	$1,000.00	$980.91	$9.66	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Administrator Class
Actual	$1,000.00	$985.77	$4.72	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Wells Fargo Moderate Balanced Fund
Class A
Actual	$1,000.00	$991.09	$5.72	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Class B
Actual	$1,000.00	$987.40	$9.44	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class C
Actual	$1,000.00	$987.49	$9.44	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Administrator Class
Actual	$1,000.00	$992.42	$4.48	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	11

GROWTH BALANCED FUND

Security name	Value

Investment Companies: 100.70%

Affiliated Master Portfolios: 100.70%
Wells Fargo C&B Large Cap Value Portfolio	$14,068,190
Wells Fargo Core Bond Portfolio	17,933,473
Wells Fargo Diversified Large Cap Growth Portfolio	42,163,363
Wells Fargo Emerging Growth Portfolio	4,271,258
Wells Fargo Index Portfolio	42,125,819
Wells Fargo International Growth Portfolio	12,667,643
Wells Fargo International Value Portfolio	12,205,285
Wells Fargo Large Company Value Portfolio	28,118,616
Wells Fargo Managed Fixed Income Portfolio	62,777,646
Wells Fargo Real Return Portfolio	8,992,991
Wells Fargo Small Company Growth Portfolio	4,214,717
Wells Fargo Small Company Value Portfolio	8,417,459

Total Investment Companies (Cost $230,303,176)	257,956,460

Total investments in securities (Cost $230,303,176) *	100.70%	257,956,460
Other assets and liabilities, net	(0.70)	(1,800,197)

Total net assets	100.00%	$256,156,263

*	Cost for federal income tax purposes is $231,007,235 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,949,225
Gross unrealized losses	0

Net unrealized gains	$26,949,225

MODERATE BALANCED FUND

Security name	Value

Investment Companies: 100.48%

Affiliated Master Portfolios: 100.48%
Wells Fargo C&B Large Cap Value Portfolio	$6,191,299
Wells Fargo Core Bond Portfolio	16,732,636
Wells Fargo Diversified Large Cap Growth Portfolio	18,562,160
Wells Fargo Emerging Growth Portfolio	1,888,286
Wells Fargo Index Portfolio	18,585,864
Wells Fargo International Growth Portfolio	5,596,364
Wells Fargo International Value Portfolio	5,513,038
Wells Fargo Large Company Value Portfolio	12,450,016
Wells Fargo Managed Fixed Income Portfolio	58,578,908
Wells Fargo Real Return Portfolio	8,388,576
Wells Fargo Small Company Growth Portfolio	1,893,295
Wells Fargo Small Company Value Portfolio	3,788,758
Wells Fargo Stable Income Portfolio	27,871,083

Total Investment Companies (Cost $175,575,274)	186,040,283

Total investments in securities (Cost $175,575,274) *	100.48%	186,040,283
Other assets and liabilities, net	(0.48)	(897,499)

Total net assets	100.00%	$185,142,784

*	Cost for federal income tax purposes is $174,611,774 and unrealized gains (losses) consists of:

Gross unrealized gains	$11,428,509
Gross unrealized losses	0

Net unrealized gains	$11,428,509

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2015 (unaudited)

	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$257,956,460	$186,040,283
Receivable for Fund shares sold	335,532	385,695
Receivable from manager	0	572
Prepaid expenses and other assets	47,166	34,148

Total assets	258,339,158	186,460,698

Liabilities
Payable for Fund shares redeemed	2,053,195	1,242,033
Management fee payable	6,308	0
Distribution fees payable	9,465	5,077
Administration fees payable	32,586	21,735
Accrued expenses and other liabilities	81,341	49,069

Total liabilities	2,182,895	1,317,914

Total net assets	$256,156,263	$185,142,784

NET ASSETS CONSIST OF
Paid-in capital	$365,138,629	$165,249,634
Undistributed net investment income	3,909,644	2,141,841
Accumulated net realized gains (losses) on investments	(140,545,294)	7,286,300
Net unrealized gains on investments	27,653,284	10,465,009

Total net assets	$256,156,263	$185,142,784

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$63,962,672	$25,143,518
Shares outstanding – Class A1	1,592,472	1,076,308
Net asset value per share – Class A	$40.17	$23.36
Maximum offering price per share – Class A2	$42.62	$24.79
Net assets – Class B	$162,137	$160,345
Shares outstanding – Class B1	4,543	6,821
Net asset value per share – Class B	$35.69	$23.51
Net assets – Class C	$15,439,998	$8,554,713
Shares outstanding – Class C1	441,824	373,786
Net asset value per share – Class C	$34.95	$22.89
Net assets – Administrator Class	$176,591,456	$151,284,208
Shares outstanding – Administrator Class[1]	4,902,009	6,417,875
Net asset value per share – Administrator Class	$36.02	$23.57

Investments in affiliated Master Portfolios, at cost	$230,303,176	$175,575,274

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	13

	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Interest allocated from affiliated Master Portfolios	$1,420,786	$1,494,559
Dividends allocated from affiliated Master Portfolios*	1,353,775	595,820
Securities lending income allocated from affiliated Master Portfolios	22,046	10,476
Interest	106	74
Expenses allocated from affiliated Master Portfolios	(721,589)	(494,050)
Waivers allocated from affiliated Master Portfolios	61,574	71,209

Total investment income	2,136,698	1,678,088

Expenses
Management fee	384,620	270,992
Administration fees
Class A	69,330	23,784
Class B	207	181
Class C	15,931	7,335
Administrator Class	111,302	94,975
Shareholder servicing fees
Class A	79,361	27,290
Class B	239	206
Class C	18,255	8,433
Administrator Class	222,662	189,897
Distribution fees
Class B	716	618
Class C	54,767	25,299
Custody and accounting fees	5,547	4,107
Professional fees	15,930	16,057
Registration fees	27,502	22,480
Shareholder report expenses	31,032	15,311
Trustees’ fees and expenses	6,430	6,553
Other fees and expenses	5,318	5,776

Total expenses	1,049,149	719,294
Less: Fee waivers and/or expense reimbursements	(337,860)	(267,313)

Net expenses	711,289	451,981

Net investment income	1,425,409	1,226,107

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Securities transactions allocated from affiliated Master Portfolios	3,821,382	1,814,995
Futures transactions	631,982	471,956

Net realized gains on investments	4,453,364	2,286,951

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	(9,909,620)	(5,088,864)
Unaffiliated securities	(73)	(53)
Futures transactions	132,495	92,148

Net change in unrealized gains (losses) on investments	(9,777,198)	(4,996,769)

Net realized and unrealized gains (losses) on investments	(5,323,834)	(2,709,818)

Net decrease in net assets resulting from operations	$(3,898,425)	$(1,483,711)

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$19,313	$8,892

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Allocation Funds	Statements of changes in net assets

	Growth Balanced Fund
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment income		$1,425,409		$2,789,281
Net realized gains on investments		4,453,364		15,701,271
Net change in unrealized gains (losses) on investments		(9,777,198)		1,114,605

Net increase (decrease) in net assets resulting from operations		(3,898,425)		19,605,157

Distributions to shareholders from
Net investment income
Class A		0		(268,805)
Class C		0		(29,178)
Administrator Class		0		(1,028,262)

Total distributions to shareholders		0		(1,326,245)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	146,862	5,900,015	185,450	7,274,394
Class B	2,165	78,159	1,558	53,483
Class C	70,893	2,467,172	72,213	2,489,920
Administrator Class	327,507	11,697,535	635,039	22,455,940

		20,142,881		32,273,737

Reinvestment of distributions
Class A	0	0	6,633	261,859
Class C	0	0	788	27,266
Administrator Class	0	0	28,932	1,022,158

		0		1,311,283

Payment for shares redeemed
Class A	(128,624)	(5,168,709)	(227,744)	(8,991,283)
Class B	(2,132)	(76,248)	(11,057)	(384,245)
Class C	(31,808)	(1,108,199)	(49,378)	(1,697,172)
Administrator Class	(415,990)	(14,844,101)	(826,937)	(29,006,446)

		(21,197,257)		(40,079,146)

Net decrease in net assets resulting from capital share transactions		(1,054,376)		(6,494,126)

Total increase (decrease) in net assets		(4,952,801)		11,784,786

Net assets
Beginning of period		261,109,064		249,324,278

End of period		$256,156,263		$261,109,064

Undistributed net investment income		$3,909,644		$2,484,235

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	15

	Moderate Balanced Fund
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment income		$1,226,107		$2,299,319
Net realized gains on investments		2,286,951		7,901,060
Net change in unrealized losses on investments		(4,996,769)		(22,765)

Net increase (decrease) in net assets resulting from operations		(1,483,711)		10,177,614

Distributions to shareholders from
Net investment income
Class A		0		(376,425)
Class C		0		(52,862)
Administrator Class		0		(3,267,946)
Net realized gains
Class A		0		(415,324)
Class B		0		(4,805)
Class C		0		(111,625)
Administrator Class		0		(3,128,190)

Total distributions to shareholders		0		(7,357,177)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	336,361	7,818,549	255,117	5,957,581
Class B	1,822	43,159	1,624	38,050
Class C	151,215	3,447,311	97,255	2,232,984
Administrator Class	567,978	13,329,438	731,005	17,208,011

		24,638,457		25,436,626

Reinvestment of distributions
Class A	0	0	32,909	762,939
Class B	0	0	156	3,620
Class C	0	0	6,451	147,103
Administrator Class	0	0	270,522	6,320,119

		0		7,233,781

Payment for shares redeemed
Class A	(141,826)	(3,305,610)	(189,830)	(4,466,077)
Class B	(3,739)	(88,210)	(9,450)	(221,598)
Class C	(38,139)	(871,589)	(39,148)	(899,068)
Administrator Class	(610,871)	(14,236,402)	(709,375)	(16,680,708)

		(18,501,811)		(22,267,451)

Net increase in net assets resulting from capital share transactions		6,136,646		10,402,956

Total increase in net assets		4,652,935		13,223,393

Net assets
Beginning of period		180,489,849		167,266,456

End of period		$185,142,784		$180,489,849

Undistributed net investment income		$2,141,841		$915,734

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Allocation Funds	Financial highlights

Growth Balanced Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2015 (unaudited)	$40.80	0.20		(0.83)	0.00	$40.17
Year ended May 31, 2015	$37.96	0.36		2.65	(0.17)	$40.80
Year ended May 31, 2014	$33.35	0.35		4.60	(0.34)	$37.96
Year ended May 31, 2013	$27.77	0.32		5.70	(0.44)	$33.35
Year ended May 31, 2012	$29.34	0.39	[4]	(1.73)	(0.23)	$27.77
Year ended May 31, 2011[5]	$25.89	0.23		4.11	(0.89)	$29.34
Year ended September 30, 2010	$24.12	0.40	[4]	1.75	(0.38)	$25.89
Class B
Six months ended November 30, 2015 (unaudited)	$36.39	0.04	[4]	(0.74)	0.00	$35.69
Year ended May 31, 2015	$33.97	0.06	[4]	2.36	0.00	$36.39
Year ended May 31, 2014	$29.84	0.08	[4]	4.10	(0.05)	$33.97
Year ended May 31, 2013	$24.80	0.12	[4]	5.05	(0.13)	$29.84
Year ended May 31, 2012	$26.17	0.15	[4]	(1.52)	0.00	$24.80
Year ended May 31, 2011[5]	$23.07	0.12	[4]	3.62	(0.64)	$26.17
Year ended September 30, 2010	$21.46	0.22	[4]	1.53	(0.14)	$23.07
Class C
Six months ended November 30, 2015 (unaudited)	$35.63	0.04	[4]	(0.72)	0.00	$34.95
Year ended May 31, 2015	$33.33	0.08	[4]	2.30	(0.08)	$35.63
Year ended May 31, 2014	$29.38	0.10	[4]	4.00	(0.15)	$33.33
Year ended May 31, 2013	$24.52	0.13	[4]	4.98	(0.25)	$29.38
Year ended May 31, 2012	$25.94	0.16	[4]	(1.53)	(0.05)	$24.52
Year ended May 31, 2011[5]	$22.93	0.12	[4]	3.60	(0.71)	$25.94
Year ended September 30, 2010	$21.42	0.19	[4]	1.56	(0.24)	$22.93
Administrator Class
Six months ended November 30, 2015 (unaudited)	$36.54	0.24		(0.76)	0.00	$36.02
Year ended May 31, 2015	$33.98	0.45	[4]	2.32	(0.21)	$36.54
Year ended May 31, 2014	$29.89	0.41	[4]	4.10	(0.42)	$33.98
Year ended May 31, 2013	$24.93	0.65	[4]	4.82	(0.51)	$29.89
Year ended May 31, 2012	$26.39	0.41	[4]	(1.57)	(0.30)	$24.93
Year ended May 31, 2011[5]	$23.39	0.31	[4]	3.64	(0.95)	$26.39
Year ended September 30, 2010	$21.81	0.46	[4]	1.55	(0.43)	$23.39

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate and then aggregating the results.

[4]	Calculated based upon average shares outstanding

[5]	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	17

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.98%	1.35%	1.20%	(1.54)%	37%	$63,963
0.97%	1.40%	1.20%	7.94%	75%	$64,223
1.05%	1.39%	1.20%	14.87%	77%	$61,117
1.23%	1.39%	1.20%	21.85%	80%	$55,777
1.40%	1.36%	1.20%	(4.53)%	107%	$49,403
1.43%	1.35%	1.20%	17.02%	70%	$60,055
1.61%	1.38%	1.20%	9.00%	94%	$55,284

0.24%	2.09%	1.95%	(1.92)%	37%	$162
0.18%	2.14%	1.95%	7.12%	75%	$164
0.25%	2.14%	1.95%	14.00%	77%	$476
0.45%	2.12%	1.95%	20.91%	80%	$970
0.61%	2.10%	1.95%	(5.23)%	107%	$1,704
0.62%	2.09%	1.95%	16.43%	70%	$4,163
0.96%	2.12%	1.95%	8.19%	94%	$6,924

0.23%	2.11%	1.95%	(1.91)%	37%	$15,440
0.22%	2.15%	1.95%	7.13%	75%	$14,349
0.31%	2.14%	1.95%	13.99%	77%	$12,637
0.48%	2.14%	1.95%	20.97%	80%	$9,326
0.65%	2.11%	1.95%	(5.26)%	107%	$7,656
0.68%	2.10%	1.95%	16.45%	70%	$8,388
0.84%	2.12%	1.95%	8.20%	94%	$7,665

1.23%	1.26%	0.95%	(1.42)%	37%	$176,591
1.22%	1.24%	0.95%	8.16%	75%	$182,373
1.29%	1.23%	0.95%	15.16%	77%	$175,094
1.47%	1.22%	0.95%	22.18%	80%	$175,142
1.64%	1.20%	0.95%	(4.30)%	107%	$220,021
1.66%	1.19%	0.95%	17.19%	70%	$273,174
2.04%	1.19%	0.95%	9.32%	94%	$287,073

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Allocation Funds	Financial highlights

Moderate Balanced Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2015 (unaudited)	$23.57	0.14	[4]	(0.35)	0.00	0.00	$23.36
Year ended May 31, 2015	$23.19	0.32		1.01	(0.44)	(0.51)	$23.57
Year ended May 31, 2014	$21.21	0.29	[4]	1.82	(0.13)	0.00	$23.19
Year ended May 31, 2013	$18.84	0.21		2.50	(0.34)	0.00	$21.21
Year ended May 31, 2012	$19.64	0.32		(0.54)	(0.58)	0.00	$18.84
Year ended May 31, 2011[5]	$17.97	0.28		1.80	(0.41)	0.00	$19.64
Year ended September 30, 2010	$17.12	0.38	[4]	1.03	(0.56)	0.00	$17.97
Class B
Six months ended November 30, 2015 (unaudited)	$23.81	0.05	[4]	(0.35)	0.00	0.00	$23.51
Year ended May 31, 2015	$23.16	0.09	[4]	1.07	0.00	(0.51)	$23.81
Year ended May 31, 2014	$21.25	0.11	[4]	1.83	(0.03)	0.00	$23.16
Year ended May 31, 2013	$18.86	0.13	[4]	2.43	(0.17)	0.00	$21.25
Year ended May 31, 2012	$19.58	0.18	[4]	(0.53)	(0.37)	0.00	$18.86
Year ended May 31, 2011[5]	$17.85	0.14	[4]	1.84	(0.25)	0.00	$19.58
Year ended September 30, 2010	$16.99	0.30		0.97	(0.41)	0.00	$17.85
Class C
Six months ended November 30, 2015 (unaudited)	$23.18	0.05	[4]	(0.34)	0.00	0.00	$22.89
Year ended May 31, 2015	$22.79	0.09	[4]	1.04	(0.23)	(0.51)	$23.18
Year ended May 31, 2014	$20.96	0.12	[4]	1.80	(0.09)	0.00	$22.79
Year ended May 31, 2013	$18.63	0.11		2.42	(0.20)	0.00	$20.96
Year ended May 31, 2012	$19.45	0.18	[4]	(0.53)	(0.47)	0.00	$18.63
Year ended May 31, 2011[5]	$17.77	0.14	[4]	1.83	(0.29)	0.00	$19.45
Year ended September 30, 2010	$16.96	0.28	[4]	0.99	(0.46)	0.00	$17.77
Administrator Class
Six months ended November 30, 2015 (unaudited)	$23.75	0.17		(0.35)	0.00	0.00	$23.57
Year ended May 31, 2015	$23.38	0.33	[4]	1.07	(0.52)	(0.51)	$23.75
Year ended May 31, 2014	$21.36	0.38		1.79	(0.15)	0.00	$23.38
Year ended May 31, 2013	$18.96	0.41		2.38	(0.39)	0.00	$21.36
Year ended May 31, 2012	$19.77	0.40		(0.58)	(0.63)	0.00	$18.96
Year ended May 31, 2011[5]	$18.11	0.29		1.83	(0.46)	0.00	$19.77
Year ended September 30, 2010	$17.23	0.52	[4]	0.95	(0.59)	0.00	$18.11

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate and then aggregating the results.

[4]	Calculated based upon average shares outstanding

[5]	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	19

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.18%	1.32%	1.15%	(0.89)%	42%	$25,144
1.14%	1.36%	1.15%	5.87%	84%	$20,782
1.29%	1.36%	1.15%	9.94%	89%	$18,169
1.41%	1.36%	1.15%	14.57%	86%	$10,344
1.68%	1.33%	1.15%	(0.93)%	115%	$9,935
1.89%	1.34%	1.15%	11.72%	70%	$10,702
2.42%	1.37%	1.15%	8.41%	103%	$7,992

0.42%	2.05%	1.90%	(1.26)%	42%	$160
0.38%	2.10%	1.90%	5.07%	84%	$208
0.50%	2.11%	1.90%	9.15%	89%	$380
0.65%	2.11%	1.90%	13.65%	86%	$613
0.94%	2.08%	1.90%	(1.66)%	115%	$807
1.11%	2.09%	1.90%	11.16%	70%	$1,097
1.65%	2.12%	1.90%	7.58%	103%	$1,257

0.44%	2.07%	1.90%	(1.25)%	42%	$8,555
0.40%	2.11%	1.90%	5.06%	84%	$6,042
0.54%	2.11%	1.90%	9.15%	89%	$4,469
0.66%	2.11%	1.90%	13.65%	86%	$2,576
0.92%	2.08%	1.90%	(1.67)%	115%	$2,319
1.16%	2.09%	1.90%	11.17%	70%	$2,364
1.59%	2.12%	1.90%	7.58%	103%	$1,726

1.42%	1.22%	0.90%	(0.76)%	42%	$151,284
1.39%	1.20%	0.90%	6.13%	84%	$153,457
1.52%	1.20%	0.90%	10.18%	89%	$144,248
1.66%	1.20%	0.90%	14.81%	86%	$146,729
1.92%	1.17%	0.90%	(0.66)%	115%	$172,587
2.14%	1.18%	0.90%	11.93%	70%	$192,305
3.06%	1.18%	0.90%	8.65%	103%	$176,179

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Growth Balanced Fund (“Growth Balanced Fund”) and the Wells Fargo Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2015 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2015, the Funds own the following percentages of the affiliated Master Portfolios:

	Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo C&B Large Cap Value Portfolio	4%		2%
Wells Fargo Core Bond Portfolio	0	*	0	*
Wells Fargo Diversified Large Cap Growth Portfolio	36		16
Wells Fargo Emerging Growth Portfolio	0	*	0	*
Wells Fargo Index Portfolio	2		1
Wells Fargo International Growth Portfolio	8		4
Wells Fargo International Value Portfolio	2		1
Wells Fargo Large Company Value Portfolio	36		16
Wells Fargo Managed Fixed Income Portfolio	52		48
Wells Fargo Real Return Portfolio	18		16
Wells Fargo Small Company Growth Portfolio	0	*	0	*
Wells Fargo Small Company Value Portfolio	4		2
Wells Fargo Stable Income Portfolio	N/A		100

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	21

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis by each Fund and each affiliated Master Portfolio. Realized gains or losses in each Fund and each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income in each Fund and each affiliated Master Portfolio is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

22	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of May 31, 2015, Growth Balanced Fund had capital loss carryforwards that are available to offset future net realized capital gains in the amount of $144,529,745 with $3,749,870 expiring in 2016; $58,201,648 expiring in 2017; and $82,578,227 expiring in 2018.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, each Fund’s investments in affiliated Master Portfolios carried at fair valued were designated as Level 2 inputs.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadvisers, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.30% and declining to 0.22% as the average daily net assets of each Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.25% and declined to 0.19% as the average daily net assets of each Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of each Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended November 30, 2015 have been included in management fee on the Statement of Operations.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	23

For the six months ended November 30, 2015, the management fee was equivalent to an annual rate of 0.30% of each Fund’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class B, Class C	0.21%	0.26%
Administrator Class	0.13	0.10

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through September 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Administrator Class
Growth Balanced Fund	1.20%	1.95%	1.95%	0.95%
Moderate Balanced Fund	1.15	1.90	1.90	0.90

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended November 30, 2015, Funds Distributor received the following amounts in front-end sales charges.

Class A

Growth Balanced Fund	$9,444
Moderate Balanced Fund	11,737

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

24	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2015 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Growth Balanced Fund	$57,447,267	$49,464,561	$57,349,993	$47,904,200
Moderate Balanced Fund	56,046,520	33,912,739	54,309,182	28,715,730

*	The Funds seek to achieve their investment objective by investing substantially all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2015, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

As of November 30, 2015, the Fund did not have any open futures contracts.

The Funds had average notional amounts in futures contracts during the six months ended November 30, 2015 as follows:

	Long contracts	Short contracts
Growth Balanced Fund	$2,757,632	$4,311,908
Moderate Balanced Fund	1,942,141	3,019,320

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2015 was as follows for Growth Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$301,801	$39,148
Equity contracts	(253,223)	56,282
Foreign currency exchange contracts	583,404	37,065
	$631,982	$132,495

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2015 was as follows for Moderate Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$208,909	$27,031
Equity contracts	437,127	38,815
Foreign currency exchange contracts	(174,080)	26,302
	$471,956	$92,148

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	25

the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $25,000,000 with annual commitment fee of 0.15% of the unused balance which was allocated to each participating fund. For the six months ended November 30, 2015, the Growth Balanced Fund and Moderate Balanced Fund paid $341 and $179, respectively, in commitment fees.

For the six months ended November 30, 2015, there were no borrowings by Funds under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On December 18, 2015, the Funds declared distributions from net investment income to shareholders of record on December 17, 2015. The per share amounts payable on December 21, 2015 were as follows:

	Growth Balanced Fund	Moderate Balanced Fund
Net investment income
Class A	$0.33446	$0.26051
Class B	0.00000	0.02797
Class C	0.13594	0.15602
Administrator Class	0.43175	0.30936

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

26	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.68%

Consumer Discretionary: 13.74%

Hotels, Restaurants & Leisure: 3.33%
Brinker International Incorporated	67,300	$3,070,226
Carnival Corporation	148,100	7,483,493

		10,553,719

Media: 6.18%
Omnicom Group Incorporated	133,500	9,868,320
Twenty-First Century Fox Incorporated Class A	329,300	9,717,643

		19,585,963

Multiline Retail: 1.38%
Kohl’s Corporation	92,900	4,378,377

Textiles, Apparel & Luxury Goods: 2.85%
Gildan Activewear Incorporated	292,100	9,052,179

Consumer Staples: 8.68%

Beverages: 1.83%
Diageo plc ADR	50,620	5,799,027

Household Products: 2.81%
Colgate-Palmolive Company	46,010	3,021,937
The Procter & Gamble Company	78,790	5,896,644

		8,918,581

Personal Products: 1.46%
Unilever NV ADR	105,900	4,632,066

Tobacco: 2.58%
Philip Morris International	93,600	8,179,704

Energy: 8.12%

Oil, Gas & Consumable Fuels: 8.12%
Chevron Corporation	46,540	4,250,033
Devon Energy Corporation	80,900	3,722,209
Exxon Mobil Corporation	100,870	8,237,044
Noble Energy Incorporated	84,100	3,083,947
World Fuel Services Corporation	148,300	6,464,397

		25,757,630

Financials: 25.45%

Banks: 9.00%
Bank of America Corporation	507,200	8,840,496
JPMorgan Chase & Company	160,770	10,720,144
PNC Financial Services Group Incorporated	93,900	8,968,389

		28,529,029

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	27

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Capital Markets: 3.77%
State Street Corporation	164,900	$11,968,442

Consumer Finance: 2.35%
American Express Company	103,900	7,443,396

Diversified Financial Services: 2.27%
Berkshire Hathaway Incorporated Class B †	53,700	7,200,633

Insurance: 8.06%
FNF Group	218,200	7,822,470
RenaissanceRe Holdings Limited	85,600	9,481,056
The Progressive Corporation	267,700	8,250,514

		25,554,040

Health Care: 15.62%

Health Care Equipment & Supplies: 4.28%
Abbott Laboratories	119,300	5,358,956
Becton Dickinson & Company	54,600	8,203,650

		13,562,606

Health Care Providers & Services: 8.23%
Cardinal Health Incorporated	96,140	8,349,759
Laboratory Corporation of America Holdings †	87,060	10,581,272
UnitedHealth Group Incorporated	63,490	7,155,958

		26,086,989

Pharmaceuticals: 3.11%
Johnson & Johnson	97,400	9,860,776

Industrials: 18.05%

Aerospace & Defense: 1.54%
Rockwell Collins Incorporated	52,600	4,874,968

Air Freight & Logistics: 2.46%
United Parcel Service Incorporated Class B	75,800	7,808,158

Electrical Equipment: 2.42%
Eaton Corporation plc	132,000	7,677,120

Industrial Conglomerates: 1.61%
3M Company	32,600	5,104,508

Machinery: 4.63%
Donaldson Company Incorporated	216,500	6,798,100
Parker-Hannifin Corporation	75,200	7,870,432

		14,668,532

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

Trading Companies & Distributors: 5.39%
Aercap Holdings NV †		198,300	$9,010,752
W.W. Grainger Incorporated «		22,112	4,434,340
WESCO International Incorporated †		75,900	3,646,995

			17,092,087

Information Technology: 3.24%

Communications Equipment: 0.69%
QUALCOMM Incorporated		44,830	2,187,256

IT Services: 1.19%
The Western Union Company		200,400	3,779,544

Semiconductors & Semiconductor Equipment: 1.36%
Linear Technology Corporation		94,200	4,306,824

Materials: 3.78%

Containers & Packaging: 3.78%
Ball Corporation		45,920	3,187,766
Crown Holdings Incorporated †		169,300	8,788,363

			11,976,129

Total Common Stocks (Cost $240,460,541)			306,538,283

	Yield

Short-Term Investments: 4.54%

Investment Companies: 4.54%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	4,278,750	4,278,750
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	10,128,152	10,128,152

Total Short-Term Investments (Cost $14,406,902)			14,406,902

Total investments in securities (Cost $254,867,443) *	101.22%	320,945,185
Other assets and liabilities, net	(1.22)	(3,871,692)

Total net assets	100.00%	$317,073,493

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $265,027,841 and unrealized gains (losses) consists of:

Gross unrealized gains	$71,516,145
Gross unrealized losses	(15,598,801)

Net unrealized gains	$55,917,344

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	29

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.75%

Consumer Discretionary: 24.23%

Auto Components: 1.31%
Delphi Automotive plc	17,610	$1,547,567

Distributors: 0.43%
LKQ Corporation †	17,140	505,459

Hotels, Restaurants & Leisure: 3.80%
Chipotle Mexican Grill Incorporated †	1,400	811,370
Hilton Worldwide Holdings Incorporated	54,579	1,267,324
Marriott International Incorporated Class A	8,010	567,989
Starbucks Corporation	29,888	1,834,824

		4,481,507

Internet & Catalog Retail: 4.40%
Amazon.com Incorporated †	6,540	4,347,792
Netflix Incorporated †	4,180	515,519
The Priceline Group Incorporated †	270	337,190

		5,200,501

Media: 1.67%
Charter Communication Incorporated Class A «†	1,740	326,006
Comcast Corporation Class A	5,420	329,861
The Walt Disney Company	11,610	1,317,387

		1,973,254

Multiline Retail: 2.67%
Dollar General Corporation	9,770	639,056
Dollar Tree Incorporated †	28,560	2,155,138
Nordstrom Incorporated	6,390	359,821

		3,154,015

Specialty Retail: 6.67%
CarMax Incorporated †	23,120	1,324,776
O’Reilly Automotive Incorporated †	3,200	844,384
The Home Depot Incorporated	22,660	3,033,721
The TJX Companies Incorporated	17,030	1,202,318
Tractor Supply Company	16,400	1,465,340

		7,870,539

Textiles, Apparel & Luxury Goods: 3.28%
Nike Incorporated Class B	19,780	2,616,498
Under Armour Incorporated Class A †	5,230	450,931
VF Corporation	12,490	808,103

		3,875,532

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Consumer Staples: 5.07%

Beverages: 1.12%
Constellation Brands Incorporated Class A	6,590	$924,313
The Coca-Cola Company	9,220	392,956

		1,317,269

Food & Staples Retailing: 2.86%
Costco Wholesale Corporation	8,530	1,376,913
CVS Health Corporation	10,300	969,127
Sprouts Farmers Market Incorporated †	12,088	291,683
Walgreens Boots Alliance Incorporated	8,720	732,742

		3,370,465

Household Products: 0.36%
Colgate-Palmolive Company	6,540	429,547

Personal Products: 0.73%
The Estee Lauder Companies Incorporated Class A	10,300	866,436

Energy: 0.93%

Oil, Gas & Consumable Fuels: 0.93%
Concho Resources Incorporated †	8,780	960,883
EOG Resources Incorporated	1,660	138,494

		1,099,377

Financials: 4.07%

Capital Markets: 1.77%
Charles Schwab Corporation	21,800	734,878
TD Ameritrade Holding Corporation	36,850	1,349,816

		2,084,694

Consumer Finance: 0.57%
Discover Financial Services	11,890	674,876

Diversified Financial Services: 1.42%
Intercontinental Exchange Incorporated	3,320	862,669
McGraw Hill Financial Incorporated	8,420	812,277

		1,674,946

REITs: 0.31%
American Tower Corporation	3,720	369,694

Health Care: 16.22%

Biotechnology: 9.77%
Alexion Pharmaceuticals Incorporated †	18,940	3,379,654
Biogen Incorporated †	930	266,780
BioMarin Pharmaceutical Incorporated †	5,380	513,091
Celgene Corporation †	21,920	2,399,144
Gilead Sciences Incorporated	9,719	1,029,825

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	31

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Biotechnology (continued)
Incyte Corporation †	3,980	$454,675
Medivation Incorporated †	11,170	472,268
Regeneron Pharmaceuticals Incorporated †	4,610	2,510,145
Vertex Pharmaceuticals Incorporated †	3,990	516,146

		11,541,728

Health Care Equipment & Supplies: 1.15%
Intuitive Surgical Incorporated †	420	218,408
Medtronic plc	15,155	1,141,778

		1,360,186

Health Care Providers & Services: 1.96%
AmerisourceBergen Corporation	11,763	1,160,302
McKesson Corporation	930	176,096
UnitedHealth Group Incorporated	8,710	981,704

		2,318,102

Health Care Technology: 0.46%
Cerner Corporation †	8,981	535,268

Life Sciences Tools & Services: 0.60%
Mettler-Toledo International Incorporated †	430	147,395
Quintiles Transnational Holdings Incorporated †	8,164	555,070

		702,465

Pharmaceuticals: 2.28%
Allergan plc †	2,116	664,191
Bristol-Myers Squibb Company	11,390	763,244
Perrigo Company plc	4,170	622,956
Zoetis Incorporated	13,821	645,441

		2,695,832

Industrials: 8.08%

Aerospace & Defense: 0.78%
The Boeing Company	6,290	914,881

Air Freight & Logistics: 0.53%
United Parcel Service Incorporated Class B	6,100	628,361

Airlines: 1.71%
Delta Air Lines Incorporated	18,720	869,731
Southwest Airlines Company	24,980	1,146,082

		2,015,813

Industrial Conglomerates: 1.43%
3M Company	3,090	483,832
Carlisle Companies Incorporated	6,300	557,235
Danaher Corporation	6,730	648,705

		1,689,772

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Professional Services: 0.77%
Verisk Analytics Incorporated †	12,200	$914,390

Road & Rail: 2.86%
Canadian Pacific Railway Limited	2,420	356,877
CSX Corporation	12,230	347,699
Kansas City Southern	8,710	791,913
Norfolk Southern Corporation	3,060	290,884
Union Pacific Corporation	18,970	1,592,532

		3,379,905

Information Technology: 35.85%

Communications Equipment: 0.72%
Cisco Systems Incorporated	6,280	171,130
Palo Alto Networks Incorporated †	3,652	684,166

		855,296

Internet Software & Services: 10.93%
Akamai Technologies Incorporated †	20,730	1,194,255
Alphabet Incorporated Class A †	5,384	4,107,184
Alphabet Incorporated Class C †	2,984	2,215,918
Facebook Incorporated Class A †	45,530	4,746,047
Tencent Holdings Limited ADR	32,050	637,946

		12,901,350

IT Services: 8.45%
Accenture plc Class A	9,000	964,980
Alliance Data Systems Corporation †	7,200	2,065,320
Cognizant Technology Solutions Corporation Class A †	22,520	1,454,342
MasterCard Incorporated Class A	20,660	2,023,027
Visa Incorporated Class A	43,990	3,475,650

		9,983,319

Semiconductors & Semiconductor Equipment: 3.36%
ARM Holdings plc ADR	15,490	785,343
Avago Technologies Limited	3,622	472,490
Broadcom Corporation Class A	2,870	156,788
Microchip Technology Incorporated «	33,949	1,639,058
Texas Instruments Incorporated	15,730	914,228

		3,967,907

Software: 8.17%
Adobe Systems Incorporated †	18,750	1,714,875
Electronic Arts Incorporated †	9,910	671,799
Fortinet Incorporated †	18,980	683,660
Microsoft Corporation	24,360	1,323,966
NetSuite Incorporated †	3,230	275,842
Red Hat Incorporated †	4,110	334,595
Salesforce.com Incorporated †	23,264	1,853,908

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	33

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Software (continued)
ServiceNow Incorporated †		17,650	$1,535,727
Splunk Incorporated †		12,240	728,280
Tableau Software Incorporated Class A †		5,460	529,784

			9,652,436

Technology Hardware, Storage & Peripherals: 4.22%
Apple Incorporated		42,107	4,981,258

Materials: 3.08%

Chemicals: 3.08%
Airgas Incorporated		1,330	183,806
Axalta Coating Systems Limited †		19,350	561,537
Ecolab Incorporated		10,490	1,249,988
Praxair Incorporated		7,340	827,952
The Sherwin-Williams Company		2,950	814,407

			3,637,690

Telecommunication Services: 1.22%

Diversified Telecommunication Services: 0.41%
Level 3 Communications Incorporated †		9,660	491,018

Wireless Telecommunication Services: 0.81%
SBA Communications Corporation Class A †		9,063	953,063

Total Common Stocks (Cost $75,203,099)			116,615,718

	Yield

Short-Term Investments: 2.37%

Investment Companies: 2.37%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	1,326,875	1,326,875
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	1,475,666	1,475,666

Total Short-Term Investments (Cost $2,802,541)			2,802,541

Total investments in securities (Cost $78,005,640) *	101.12%	119,418,259
Other assets and liabilities, net	(1.12)	(1,320,509)

Total net assets	100.00%	$118,097,750

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $78,348,035 and unrealized gains (losses) consists of:

Gross unrealized gains	$42,394,703
Gross unrealized losses	(1,324,479)

Net unrealized gains	$41,070,224

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.92%

Consumer Discretionary: 15.12%

Auto Components: 2.05%
Gentherm Incorporated †	116,360	$5,915,742
Motorcar Parts of America Incorporated †	373,282	14,953,677

		20,869,419

Diversified Consumer Services: 1.43%
2U Incorporated †«	167,160	4,031,899
Grand Canyon Education Incorporated †	264,430	10,476,717

		14,508,616

Hotels, Restaurants & Leisure: 5.28%
Fiesta Restaurant Group Incorporated †	499,465	19,194,440
Jack in the Box Incorporated	130,640	9,685,650
La Quinta Holdings Incorporated †	120,505	1,806,370
Planet Fitness Incorporated Class A †	90,381	1,428,924
The Habit Restaurants Incorporated Class A †«	529,098	12,745,971
Wingstop Incorporated †«	241,070	5,195,059
Zoe’s Kitchen Incorporated †«	107,530	3,658,171

		53,714,585

Leisure Products: 0.77%
MCBC Holdings Incorporated †	258,372	3,707,638
Performance Sports Group Limited †	351,552	4,169,407

		7,877,045

Media: 1.28%
IMAX Corporation †	343,190	13,000,037

Specialty Retail: 3.25%
Boot Barn Holdings Incorporated †«	486,299	5,106,140
Five Below Incorporated †	116,497	3,263,081
Lithia Motors Incorporated Class A	140,780	17,490,507
Sportsman’s Warehouse Incorporated †	626,403	7,172,314

		33,032,042

Textiles, Apparel & Luxury Goods: 1.06%
G-III Apparel Group Limited †	236,420	10,844,585

Energy: 2.43%

Oil, Gas & Consumable Fuels: 2.43%
Matador Resources Company †	255,752	6,572,826
PDC Energy Incorporated †	135,170	7,635,753
RSP Permian Incorporated †	371,028	10,529,775

		24,738,354

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	35

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 6.80%

Capital Markets: 0.76%
Financial Engines Incorporated «	213,360	$7,687,361

Consumer Finance: 0.31%
PRA Group Incorporated †«	77,280	3,192,437

Diversified Financial Services: 4.29%
MarketAxess Holdings Incorporated	408,501	43,619,737

Thrifts & Mortgage Finance: 1.44%
LendingTree Incorporated †	144,203	14,691,402

Health Care: 30.47%

Biotechnology: 5.02%
Exact Sciences Corporation †«	102,372	930,561
Ligand Pharmaceuticals Incorporated †	128,930	13,805,824
PTC Therapeutics Incorporated †«	213,250	6,406,030
Radius Health Incorporated †	135,135	8,217,559
Repligen Corporation †	320,150	9,101,865
Ultragenyx Pharmaceutical Incorporated †	128,494	12,633,530

		51,095,369

Health Care Equipment & Supplies: 12.49%
Abiomed Incorporated †	65,660	5,355,886
Align Technology Incorporated †	92,740	6,189,468
Cardiovascular Systems Incorporated †«	255,644	4,090,304
Cerus Corporation †«	1,161,428	6,585,297
ConforMIS Incorporated †«	249,804	5,328,319
Cynosure Incorporated Class A †	443,088	18,636,281
DexCom Incorporated †	20,670	1,757,363
Entellus Medical Incorporated †	248,145	4,327,649
Glaukos Corporation †	301,295	7,803,541
Inogen Incorporated †	258,888	9,902,466
Natus Medical Incorporated †	199,750	9,743,805
Nevro Corporation †	206,935	12,494,735
NxStage Medical Incorporated †	790,180	15,416,412
The Spectranetics Corporation †	1,079,919	14,935,280
Zeltiq Aesthetics Incorporated †	150,200	4,563,076

		127,129,882

Health Care Providers & Services: 10.12%
AAC Holdings Incorporated †«	138,491	3,398,569
Acadia Healthcare Company Incorporated †	517,400	35,705,774
Adeptus Health Incorporated Class A †«	80,365	4,829,131
Diplomat Pharmacy Incorporated †«	339,176	11,915,253
ExamWorks Group Incorporated †	581,658	15,367,404
HealthEquity Incorporated †	608,962	20,095,746
Team Health Holdings Incorporated †	69,110	3,810,725
Teladoc Incorporated †«	371,579	7,896,054

		103,018,656

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Life Sciences Tools & Services: 2.23%
ICON plc ADR †	138,610	$10,302,881
INC Research Holdings Incorporated Class A †	261,113	12,350,645

		22,653,526

Pharmaceuticals: 0.61%
Intersect ENT Incorporated †	316,450	6,237,230

Industrials: 6.67%

Building Products: 1.16%
Apogee Enterprises Incorporated	233,910	11,746,960

Commercial Services & Supplies: 0.58%
Multi-Color Corporation	95,040	5,940,950

Machinery: 0.96%
John Bean Technologies Corporation	66,500	3,251,850
Milacron Holdings Corporation †	443,028	6,521,372

		9,773,222

Professional Services: 3.97%
CEB Incorporated	37,556	2,901,952
On Assignment Incorporated †	426,773	19,921,764
Wageworks Incorporated †	412,800	17,560,512

		40,384,228

Information Technology: 37.43%

Communications Equipment: 1.08%
Infinera Corporation †	489,093	11,014,374

Internet Software & Services: 11.95%
Demandware Incorporated †«	386,350	19,761,803
Envestnet Incorporated †	717,182	23,286,900
HomeAway Incorporated †	387,825	13,713,492
Hortonworks Incorporated †«	153,897	2,614,710
LogMeIn Incorporated †	76,600	5,470,772
Q2 Holdings Incorporated †	683,763	18,789,807
SPS Commerce Incorporated †	439,982	32,699,462
Xactly Corporation †	539,347	5,274,814

		121,611,760

IT Services: 2.11%
InterXion Holding NV †	600,320	18,441,830
MAXIMUS Incorporated	52,370	2,971,998

		21,413,828

Semiconductors & Semiconductor Equipment: 1.67%
Cavium Incorporated †	134,580	9,031,664
Monolithic Power Systems Incorporated	116,760	7,978,211

		17,009,875

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	37

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

Software: 20.62%
Callidus Software Incorporated †		885,592	$18,376,034
CyberArk Software Limited †«		274,570	11,886,135
Fleetmatics Group plc †		246,730	14,729,781
Guidewire Software Incorporated †		167,951	9,964,533
HubSpot Incorporated †		297,876	16,147,858
Paycom Software Incorporated †		259,110	11,297,196
Paylocity Holding Corporation †		217,203	9,543,900
Proofpoint Incorporated †		549,870	40,310,970
Qlik Technologies Incorporated †		434,250	13,813,493
Qualys Incorporated †		210,080	8,079,677
Rapid7 Incorporated †«		211,879	3,629,487
Ringcentral Incorporated Class A †		715,810	16,399,207
Synchronoss Technologies Incorporated †		446,651	17,584,650
Tyler Technologies Incorporated †		49,735	8,874,713
Ultimate Software Group Incorporated †		46,540	9,191,650

			209,829,284

Total Common Stocks (Cost $760,204,702)			1,006,634,764

	Yield

Short-Term Investments: 10.75%

Investment Companies: 10.75%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	97,288,111	97,288,111
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	12,067,245	12,067,245

Total Short-Term Investments (Cost $109,355,356)			109,355,356

Total investments in securities (Cost $869,560,058) *	109.67%	1,115,990,120
Other assets and liabilities, net	(9.67)	(98,394,055)

Total net assets	100.00%	$1,017,596,065

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $871,132,855 and unrealized gains (losses) consists of:

Gross unrealized gains	$285,010,123
Gross unrealized losses	(40,152,858)

Net unrealized gains	$244,857,265

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

INDEX PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 97.62%

Consumer Discretionary: 12.77%

Auto Components: 0.39%
Other securities		$9,998,825	0.39%

Automobiles: 0.62%
Other securities		15,835,624	0.62

Distributors: 0.07%
Other securities		1,853,112	0.07

Diversified Consumer Services: 0.05%
Other securities		1,166,779	0.05

Hotels, Restaurants & Leisure: 1.78%
McDonald’s Corporation	127,027	14,501,402	0.57
Starbucks Corporation	200,181	12,289,112	0.48
Other securities		18,267,723	0.73

		45,058,237	1.78

Household Durables: 0.43%
Other securities		10,889,139	0.43

Internet & Catalog Retail: 2.09%
Amazon.com Incorporated †	51,728	34,388,774	1.36
Other securities		18,541,467	0.73

		52,930,241	2.09

Leisure Products: 0.09%
Other securities		2,243,547	0.09

Media: 3.14%
Comcast Corporation Class A	285,232	17,359,220	0.69
The Walt Disney Company	209,438	23,764,930	0.94
Other securities		38,367,610	1.51

		79,491,760	3.14

Multiline Retail: 0.60%
Other securities		15,106,401	0.60

Specialty Retail: 2.59%
The Home Depot Incorporated	173,193	23,187,079	0.92
Other securities		42,391,885	1.67

		65,578,964	2.59

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	39

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 0.92%
Nike Incorporated Class B	91,431	$12,094,493	0.48%
Other securities		11,269,188	0.44

		23,363,681	0.92

Consumer Staples: 9.34%

Beverages: 2.21%
PepsiCo Incorporated	198,130	19,844,701	0.78
The Coca-Cola Company	528,036	22,504,894	0.89
Other securities		13,594,355	0.54

		55,943,950	2.21

Food & Staples Retailing: 2.19%
CVS Health Corporation	150,316	14,143,232	0.56
Wal-Mart Stores Incorporated	212,842	12,523,623	0.49
Other securities		28,723,311	1.14

		55,390,166	2.19

Food Products: 1.60%
Other securities		40,537,489	1.60

Household Products: 1.71%
The Procter & Gamble Company	365,857	27,380,738	1.08
Other securities		15,984,687	0.63

		43,365,425	1.71

Personal Products: 0.10%
Other securities		2,562,548	0.10

Tobacco: 1.53%
Altria Group Incorporated	264,449	15,232,262	0.60
Philip Morris International	208,946	18,259,791	0.72
Other securities		5,170,519	0.21

		38,662,572	1.53

Energy: 6.89%

Energy Equipment & Services: 1.10%
Schlumberger Limited	170,677	13,167,731	0.52
Other securities		14,772,195	0.58

		27,939,926	1.10

Oil, Gas & Consumable Fuels: 5.79%
Chevron Corporation	253,799	23,176,925	0.92
Exxon Mobil Corporation	562,354	45,921,828	1.81
Other securities		77,414,331	3.06

		146,513,084	5.79

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 16.19%

Banks: 5.93%
Bank of America Corporation	1,411,945	$24,610,201	0.97%
Citigroup Incorporated	405,953	21,957,998	0.87
JPMorgan Chase & Company	498,777	33,258,450	1.31
Wells Fargo & Company (l)	630,049	34,715,700	1.37
Other securities		35,655,337	1.41

		150,197,686	5.93

Capital Markets: 2.15%
Other securities		54,470,876	2.15

Consumer Finance: 0.85%
Other securities		21,480,159	0.85

Diversified Financial Services: 1.97%
Berkshire Hathaway Incorporated Class B †	252,675	33,881,191	1.34
Other securities		16,028,966	0.63

		49,910,157	1.97

Insurance: 2.71%
American International Group Incorporated	174,513	11,095,537	0.44
Other securities		57,427,615	2.27

		68,523,152	2.71

Real Estate Management & Development: 0.06%
Other securities		1,464,927	0.06

REITs: 2.52%
Other securities		63,944,092	2.52

Health Care: 14.26%

Biotechnology: 3.50%
AbbVie Incorporated	223,255	12,982,278	0.51
Amgen Incorporated	102,269	16,475,536	0.65
Celgene Corporation †	106,624	11,669,997	0.46
Gilead Sciences Incorporated	197,943	20,974,040	0.83
Other securities		26,525,613	1.05

		88,627,464	3.50

Health Care Equipment & Supplies: 2.04%
Medtronic plc	190,739	14,370,276	0.57
Other securities		37,264,008	1.47

		51,634,284	2.04

Health Care Providers & Services: 2.53%
UnitedHealth Group Incorporated	128,612	14,495,859	0.57
Other securities		49,608,634	1.96

		64,104,493	2.53

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	41

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Health Care Technology: 0.10%
Other securities		$2,468,751	0.10%

Life Sciences Tools & Services: 0.60%
Other securities		15,183,455	0.60

Pharmaceuticals: 5.49%
Allergan plc †	53,092	16,665,048	0.66
Bristol-Myers Squibb Company	224,904	15,070,817	0.59
Johnson & Johnson	373,483	37,811,419	1.49
Merck & Company Incorporated	379,894	20,138,181	0.79
Pfizer Incorporated	831,821	27,258,774	1.08
Other securities		22,291,726	0.88

		139,235,965	5.49

Industrials: 9.88%

Aerospace & Defense: 2.63%
The Boeing Company	86,148	12,530,227	0.49
Other securities		54,223,344	2.14

		66,753,571	2.63

Air Freight & Logistics: 0.70%
Other securities		17,848,289	0.70

Airlines: 0.61%
Other securities		15,411,554	0.61

Building Products: 0.09%
Other securities		2,256,080	0.09

Commercial Services & Supplies: 0.41%
Other securities		10,369,398	0.41

Construction & Engineering: 0.09%
Other securities		2,171,415	0.09

Electrical Equipment: 0.47%
Other securities		11,868,205	0.47

Industrial Conglomerates: 2.43%
3M Company	84,262	13,193,744	0.52
General Electric Company	1,271,254	38,061,345	1.50
Other securities		10,357,588	0.41

		61,612,677	2.43

Machinery: 1.20%
Other securities		30,337,488	1.20

Professional Services: 0.28%
Other securities		7,108,301	0.28

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 0.80%
Other securities		$20,258,328	0.80%

Trading Companies & Distributors: 0.17%
Other securities		4,241,892	0.17

Information Technology: 20.43%

Communications Equipment: 1.36%
Cisco Systems Incorporated	685,959	18,692,383	0.74
Other securities		15,710,720	0.62

		34,403,103	1.36

Electronic Equipment, Instruments & Components: 0.38%
Other securities		9,611,514	0.38

Internet Software & Services: 4.03%
Alphabet Incorporated Class A †	39,098	29,825,909	1.18
Alphabet Incorporated Class C †	39,893	29,624,542	1.17
Facebook Incorporated Class A †	304,782	31,770,476	1.25
Other securities		11,014,824	0.43

		102,235,751	4.03

IT Services: 3.60%
International Business Machines Corporation	121,545	16,945,804	0.67
MasterCard Incorporated Class A	134,605	13,180,522	0.52
Visa Incorporated Class A	263,193	20,794,879	0.82
Other securities		40,272,752	1.59

		91,193,957	3.60

Semiconductors & Semiconductor Equipment: 2.48%
Intel Corporation	641,196	22,294,385	0.88
Other securities		40,527,079	1.60

		62,821,464	2.48

Software: 4.20%
Microsoft Corporation	1,078,727	58,628,812	2.32
Oracle Corporation	438,621	17,093,060	0.67
Other securities		30,567,637	1.21

		106,289,509	4.20

Technology Hardware, Storage & Peripherals: 4.38%
Apple Incorporated	769,154	90,990,918	3.59
Other securities		19,935,289	0.79

		110,926,207	4.38

Materials: 2.79%

Chemicals: 2.11%
Other securities		53,509,505	2.11

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	43

INDEX PORTFOLIO

Security name			Shares	Value	Percent of net assets

Construction Materials: 0.13%
Other securities				$3,266,685	0.13%

Containers & Packaging: 0.22%
Other securities				5,572,841	0.22

Metals & Mining: 0.24%
Other securities				6,008,282	0.24

Paper & Forest Products: 0.09%
Other securities				2,356,828	0.09

Telecommunication Services: 2.28%

Diversified Telecommunication Services: 2.28%
AT&T Incorporated			829,616	27,933,171	1.10
Verizon Communications Incorporated			548,360	24,922,962	0.99
Other securities				4,807,075	0.19

				57,663,208	2.28

Utilities: 2.79%

Electric Utilities: 1.60%
Other securities				40,570,108	1.60

Gas Utilities: 0.04%
Other securities				1,013,446	0.04

Independent Power & Renewable Electricity Producers: 0.06%
Other securities				1,471,258	0.06

Multi-Utilities: 1.09%
Other securities				27,722,609	1.09

Total Common Stocks (Cost $1,203,617,883)				2,472,550,404	97.62

	Yield
Short-Term Investments: 1.79%

Investment Companies: 1.72%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%		13,080,495	13,080,495	0.52
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		30,518,256	30,518,256	1.20

				43,598,751	1.72

		Maturity date	Principal
U.S. Treasury Securities: 0.07%
Treasury Bill (z)#	0.05	4-7-2016	$1,007,000	1,006,239	0.04
Treasury Bill (z)#	0.10	4-21-2016	255,000	254,796	0.01
Treasury Bill (z)#	0.16	2-25-2016	76,000	75,968	0.00
Treasury Bill (z)#	0.28	5-5-2016	360,000	359,507	0.02

				1,696,510	0.07

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

INDEX PORTFOLIO

	Value	Percent of net assets

Total Short-Term Investments (Cost $45,295,990)	$45,295,261	1.79%

Total investments in securities (Cost $1,248,913,873) *	2,517,845,665	99.41
Other assets and liabilities, net	14,857,797	0.59

Total net assets	$2,532,703,462	100.00%

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,317,979,628 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,301,718,519
Gross unrealized losses	(101,852,482)

Net unrealized gains	$1,199,866,037

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	45

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.66%

Belgium: 3.51%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	22,037	$2,839,385
Telenet Group Holding NV (Consumer Discretionary, Media) †	22,809	1,245,669
UCB SA (Health Care, Pharmaceuticals)	15,768	1,408,076

		5,493,130

China: 8.44%
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	39,497	8,609,161
Tencent Holdings Limited (Information Technology, Internet Software & Services)	230,500	4,587,139

		13,196,300

France: 5.54%
L’Oreal SA (Consumer Staples, Personal Products)	6,888	1,219,711
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	7,971	1,336,954
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	77,130	1,333,204
Pernod-Ricard SA (Consumer Staples, Beverages)	12,640	1,438,311
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	123,250	3,337,532

		8,665,712

Germany: 11.29%
Allianz AG (Financials, Insurance)	8,871	1,571,325
Bayer AG (Health Care, Pharmaceuticals)	53,082	7,083,380
Beiersdorf AG (Consumer Staples, Personal Products)	24,795	2,309,017
Linde AG (Materials, Chemicals)	25,604	4,470,326
Vonovia SE (Financials, Real Estate Management & Development)	36,076	1,118,135
Wirecard AG (Information Technology, IT Services)	22,432	1,098,875

		17,651,058

Hong Kong: 3.74%
AIA Group Limited (Financials, Insurance)	932,400	5,567,859
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	362,000	282,935

		5,850,794

India: 2.07%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	110,747	2,012,404
Infosys Limited ADR (Information Technology, IT Services)	73,799	1,230,967

		3,243,371

Ireland: 6.04%
Allegion plc (Industrials, Building Products)	4,928	331,211
Allergan plc (Health Care, Pharmaceuticals) †	5,099	1,600,525
Medtronic plc (Health Care, Health Care Equipment & Supplies)	99,664	7,508,686

		9,440,422

Italy: 0.64%
Mediaset SpA (Consumer Discretionary, Media)	228,906	1,006,582

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Japan: 9.29%
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	247,000	$646,093
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	67,654	2,423,673
NGK Insulators Limited (Industrials, Machinery)	122,000	2,829,488
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	75,400	3,007,425
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	8,100	1,296,921
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	69,400	4,316,781

		14,520,381

Mexico: 1.94%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	107,696	3,037,027

Netherlands: 2.28%
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	38,503	3,558,309

South Korea: 0.01%
Orion Corporation (Consumer Staples, Food Products)	18	17,735

Spain: 1.48%
Grifols SA (Health Care, Biotechnology)	21,620	1,026,090
Grifols SA ADR (Health Care, Biotechnology)	37,018	1,286,376

		2,312,466

Sweden: 2.15%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	15,312	1,927,650
Swedbank AB Class A (Financials, Banks)	65,125	1,442,609

		3,370,259

Switzerland: 12.33%
Actelion Limited (Health Care, Biotechnology)	17,043	2,393,657
Adecco SA (Industrials, Professional Services)	22,326	1,527,677
Nestle SA (Consumer Staples, Food Products)	59,015	4,379,448
Novartis AG (Health Care, Pharmaceuticals)	22,069	1,886,542
Roche Holding AG (Health Care, Pharmaceuticals)	16,045	4,296,445
Syngenta AG (Materials, Chemicals)	10,271	3,786,548
TE Connectivity Limited (Information Technology, Electronic Equipment, Instruments & Components)	15,005	1,006,685

		19,277,002

United Kingdom: 20.47%
Aon plc (Financials, Insurance)	8,124	769,668
Babcock International Group plc (Industrials, Commercial Services & Supplies)	53,879	869,086
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	201,076	1,503,451
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	40,059	2,090,532
Croda International plc (Materials, Chemicals)	35,756	1,544,477
Delphi Automotive plc (Consumer Discretionary, Auto Components)	41,127	3,614,241
Diageo plc (Consumer Staples, Beverages)	1,639	47,148
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	32,109	1,735,133
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	37,990	1,462,459
International Consolidated Airlines Group SA (Industrials, Airlines) †	299,860	2,560,679
Johnson Matthey plc (Materials, Chemicals)	83,824	3,572,797

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	47

INTERNATIONAL GROWTH PORTFOLIO

Security name			Shares	Value

United Kingdom (continued)
Liberty Global plc Class A (Consumer Discretionary, Media)			56,548	$2,398,201
Liberty Global plc Class C (Consumer Discretionary, Media)			94,351	3,868,391
Lloyds Banking Group plc (Financials, Banks)			1,834,497	2,015,835
Worldpay Group plc (Information Technology, IT Services) 144A†			244,315	1,100,208
WPP plc (Consumer Discretionary, Media)			123,555	2,856,421

				32,008,727

United States: 3.44%
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services) †			43,538	2,811,684
Royal Caribbean Cruises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)			16,934	1,568,258
WABCO Holdings Incorporated (Industrials, Machinery) †			9,256	994,835

				5,374,777

Total Common Stocks (Cost $124,324,775)				148,024,052

		Expiration date

Participation Notes: 1.19%

Ireland: 1.19%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		10-29-2018	124,515	1,864,418

Total Participation Notes (Cost $1,147,504)				1,864,418

	Dividend yield

Preferred Stocks: 0.89%

Germany: 0.89%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.23%		12,217	1,387,596

Total Preferred Stocks (Cost $874,798)				1,387,596

	Yield
Short-Term Investments: 3.60%

Investment Companies: 3.60%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18		1,302,812	1,302,812
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		4,324,287	4,324,287

Total Short-Term Investments (Cost $5,627,099)				5,627,099

Total investments in securities (Cost $131,974,176) *	100.34%	156,903,165
Other assets and liabilities, net	(0.34)	(532,486)

Total net assets	100.00%	$156,370,679

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $132,399,036 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,616,019
Gross unrealized losses	(3,111,890)

Net unrealized gains	$24,504,129

The following table shows the percent of total long-term investments by sector as of November 30, 2015:

Health Care	21.67%
Consumer Discretionary	20.31
Information Technology	15.87
Consumer Staples	11.76
Financials	10.82
Materials	8.84
Industrials	8.66
Telecommunication Services	1.88
Utilities	0.19

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	49

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.94%

Australia: 5.05%
AGL Energy Limited (Utilities, Multi-Utilities)	131,500	$1,573,919
Arrium Limited (Materials, Metals & Mining)	3,063,400	175,021
Automotive Holdings Group (Consumer Discretionary)	410,016	1,254,295
Bendigo Bank Limited (Financials, Banks)	272,500	2,199,324
Boart Longyear Group Limited (Industrials, Construction & Engineering) †	199,991	10,703
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies) «	207,386	410,950
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,901,751
CSR Limited (Materials, Construction Materials)	754,900	1,665,129
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	1,354,720
Fortescue Metals Group Limited (Materials, Metals & Mining) «	394,700	559,476
Independence Group NL (Materials, Metals & Mining)	404,400	707,758
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	3,231,891
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,535,467
Metcash Limited (Consumer Staples, Food & Staples Retailing) «	785,500	840,749
Mincor Resources NL (Materials, Metals & Mining) (i)	570,994	101,171
Mineral Resources Limited (Materials, Metals & Mining) «	144,300	509,266
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	1,059,500	850,516
Panoramic Resources Limited (Materials, Metals & Mining)	368,800	58,678
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	786,979
Qantas Airways Limited (Industrials, Airlines)	580,020	1,526,873
Rio Tinto Limited (Materials, Metals & Mining)	58,300	1,935,684
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors) «	165,800	621,116
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	269,632

		25,081,068

Austria: 1.07%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,173,105
Raiffeisen Bank International AG (Financials, Banks) †«	81,200	1,270,577
RHI AG (Materials, Construction Materials) «	64,721	1,298,896
Voestalpine AG (Materials, Metals & Mining)	47,700	1,552,241

		5,294,819

Belgium: 0.80%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	3,947,589

Brazil: 1.10%
Banco do Brasil SA (Financials, Banks)	309,500	1,303,116
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	253,200	1,238,187
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	305,955
JBS SA (Consumer Staples, Food Products)	805,600	2,586,082

		5,433,340

Canada: 2.11%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	131,600	5,985,536
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	90,100	2,594,815
WestJet Airlines Limited (Industrials, Airlines)	120,000	1,908,570

		10,488,921

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Cayman Islands: 0.63%
China Resources Cement Holdings Limited (Materials, Construction Materials)	3,186,000	$1,039,612
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	932,375
TCL Communication Technology Holdings Limited (Information Technology, Technology Hardware, Storage & Peripherals) «	1,586,000	1,174,141

		3,146,128

China: 2.68%
China BlueChemical Limited H Shares (Materials, Chemicals)	1,984,000	539,920
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,093,660
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	4,152,000	2,543,642
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	1,747,500	2,321,450
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	2,351,753
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	1,225,000	2,657,462
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	823,400	1,807,488

		13,315,375

Czech Republic: 0.21%
CEZ AS (Utilities, Electric Utilities)	57,500	1,044,660

Denmark: 0.28%
Sydbank AG (Financials, Banks)	43,000	1,410,994

Finland: 0.43%
TietoEnator Oyj (Information Technology, IT Services)	82,700	2,109,273

France: 9.01%
Alstom SA (Industrials, Machinery) †«	83,800	2,604,371
AXA SA (Financials, Insurance)	132,200	3,577,099
BNP Paribas SA (Financials, Banks)	49,100	2,910,796
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,406,398
Credit Agricole SA (Financials, Banks)	219,328	2,646,367
Electricite de France SA (Utilities, Electric Utilities) «	148,600	2,214,531
Engie SA (Utilities, Multi-Utilities)	171,900	2,994,929
Renault SA (Consumer Discretionary, Automobiles)	40,500	4,086,898
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	82,900	7,390,673
SCOR SE (Financials, Insurance)	109,700	4,302,338
Societe Generale SA (Financials, Banks)	39,000	1,861,662
Thales SA (Industrials, Aerospace & Defense)	41,400	3,082,439
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	4,652,939

		44,731,440

Germany: 8.61%
Allianz AG (Financials, Insurance)	35,700	6,323,561
BASF SE (Materials, Chemicals)	46,500	3,848,810
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	3,405,217
Daimler AG (Consumer Discretionary, Automobiles)	75,700	6,776,774
Deutsche Bank AG (Financials, Capital Markets)	130,100	3,340,895
E.ON SE (Utilities, Multi-Utilities)	87,200	828,812
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	3,627,399

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	51

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	19,700	$3,970,276
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,613,693
Rhoen Klinikum AG (Health Care, Health Care Providers & Services) †	18,500	235
Rhoen Klinikum AG (Health Care, Health Care Providers & Services) «	73,100	2,113,116
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	56,900	2,172,653
Volkswagen AG (Consumer Discretionary, Automobiles) «	22,600	3,373,965
Wincor Nixdorf AG (Information Technology, Technology Hardware, Storage & Peripherals)	26,600	1,346,333

		42,741,739

Hong Kong: 1.60%
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	1,012,500	1,666,290
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,425,346
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,637,529
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,220,137

		7,949,302

Hungary: 0.23%
Richter Gedeon (Health Care, Pharmaceuticals)	59,700	1,134,183

India: 0.89%
Gail Limited (Utilities, Gas Utilities)	28,100	923,085
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	2,645,566
Tata Steel Limited GDR (Industrials, Machinery) (i)	245,900	850,814

		4,419,465

Ireland: 0.90%
C&C Group plc (Consumer Staples, Beverages)	240,000	930,609
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,557,373

		4,487,982

Israel: 1.20%
Bank Hapoalim Limited (Financials, Banks)	542,900	2,807,366
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	3,148,064

		5,955,430

Italy: 1.24%
Enel SpA (Utilities, Electric Utilities)	688,400	3,035,871
Mediobanca SpA (Financials, Capital Markets)	324,800	3,112,528

		6,148,399

Japan: 22.12%
Adeka Corporation (Materials, Chemicals)	155,300	2,296,068
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,858,262
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	206,300	1,382,595
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	2,713,786
Aozora Bank Limited (Financials, Banks)	588,000	2,073,046
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	2,836,279
Central Glass Company Limited (Industrials, Building Products)	444,000	2,099,171

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
CKD Corporation (Industrials, Machinery)	171,200	$1,839,948
Dainippon Ink & Chemicals Incorporated (Materials, Chemicals)	808,700	2,332,157
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	981,124
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	682,000	3,013,875
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,486,084
Fujikura Limited (Industrials, Electrical Equipment)	348,000	1,970,398
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	110,300	1,240,987
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,448,833
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,759,927
JFE Holdings Incorporated (Materials, Metals & Mining)	70,000	1,104,305
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	1,654,869
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	102,800	2,553,716
Kureha Corporation (Materials, Chemicals)	271,000	1,065,508
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,869,017
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,459,854
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	2,858,749
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,115,329
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	597,530
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	556,400	3,014,775
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	4,216,970
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,192,957
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	4,530,734
Namura Shipbuilding Company Limited (Industrials, Machinery)	108,800	1,001,384
Nichirei Corporation (Consumer Staples, Food Products)	252,000	1,649,976
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	234,000	8,677,579
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	419,800	4,482,755
Nisshinbo Industries Incorporated (Industrials, Industrial Conglomerates)	117,000	1,383,851
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	3,404,062
Resona Holdings Incorporated (Financials, Banks)	1,013,300	4,945,497
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	166,000	1,701,803
Sankyu Incorporated (Industrials, Road & Rail)	370,000	1,845,491
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,487,084
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,027,112
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	149,000	1,680,032
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,830,859
The Keiyo Bank Limited (Financials, Banks)	62,000	296,653
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	2,062,996
Tsumura & Company (Health Care, Pharmaceuticals)	79,300	2,180,589
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	2,553,814

		109,778,390

Liechtenstein: 0.11%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets) (i)	6,558	522,358

Netherlands: 2.22%
Aegon NV (Financials, Insurance)	334,000	2,045,337
ING Groep NV (Financials, Banks)	237,100	3,255,351
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	263,630	5,735,102

		11,035,790

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	53

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Norway: 1.31%
Atea ASA (Information Technology, IT Services)	84,900	$762,000
DnB Nor ASA (Financials, Banks)	148,800	1,958,762
Marine Harvest ASA (Consumer Staples, Food Products)	97,500	1,318,242
Yara International ASA (Materials, Chemicals)	53,600	2,481,233

		6,520,237

Poland: 0.42%
Asseco Poland SA (Information Technology, Software)	101,800	1,444,731
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	653,036

		2,097,767

Russia: 0.81%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	150,014	1,680,157
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	9,968
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,312,112

		4,002,237

Singapore: 0.85%
DBS Group Holdings Limited (Financials, Banks)	227,000	2,655,347
United Overseas Bank Limited (Financials, Banks)	113,000	1,553,344

		4,208,691

South Africa: 0.44%
Barclays Africa Group Limited (Financials, Banks)	200,300	2,201,554

South Korea: 2.81%
BS Financial Group Incorporated (Financials, Banks)	13,188	110,806
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,570,744
Industrial Bank of Korea (Financials, Banks)	192,500	2,210,829
KT&G Corporation (Consumer Staples, Tobacco)	43,000	3,973,058
Kwangju Bank (Financials, Banks) †	13,510	94,379
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	4,506,023
Woori Bank (Financials, Banks)	178,044	1,459,037

		13,924,876

Spain: 1.03%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	2,346,165
Gas Natural SDG SA (Utilities, Gas Utilities)	128,100	2,771,169

		5,117,334

Sweden: 2.34%
Boliden AB (Materials, Metals & Mining)	169,300	3,111,604
Nordea Bank AB (Financials, Banks)	177,300	1,964,737
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,540,906
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	304,500	2,965,818
TeliaSonera AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	2,046,799

		11,629,864

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Switzerland: 5.30%
Baloise Holding AG (Financials, Insurance)	28,800	$3,499,052
Credit Suisse Group AG (Financials, Capital Markets)	273,395	5,877,919
Georg Fischer AG (Industrials, Machinery)	3,000	1,955,095
Swiss Life Holding AG (Financials, Insurance)	12,600	3,178,014
Swiss Reinsurance AG (Financials, Insurance)	75,700	7,214,254
UBS Group AG (Financials, Capital Markets)	5,400	103,659
Zurich Insurance Group AG (Financials, Insurance)	17,100	4,502,493

		26,330,486

Taiwan: 0.77%
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,549,000	1,086,162
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,730,026

		3,816,188

Thailand: 0.72%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,122,329
Thanachart Capital PCL (Financials, Banks)	1,481,500	1,457,111

		3,579,440

United Kingdom: 17.65%
3i Group plc (Financials, Capital Markets)	409,100	3,096,129
Alent plc (Materials, Chemicals) (a)	50,200	379,921
AMEC plc (Energy, Energy Equipment & Services)	83,300	546,244
Amlin plc (Financials, Insurance)	93,700	930,696
Anglo American plc (Materials, Metals & Mining)	107,000	658,550
AstraZeneca plc (Health Care, Pharmaceuticals)	38,500	2,610,766
Aviva plc (Financials, Insurance)	314,900	2,425,894
BAE Systems plc (Industrials, Aerospace & Defense)	939,800	7,310,705
Barclays plc (Financials, Banks)	715,000	2,403,553
Barratt Developments plc (Consumer Discretionary, Household Durables)	318,600	2,883,857
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	58,800	2,843,617
BP plc (Energy, Oil, Gas & Consumable Fuels)	844,300	4,898,836
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	509,700	3,811,041
Carillion plc (Industrials, Construction & Engineering) «	261,500	1,241,399
Centrica plc (Utilities, Multi-Utilities)	898,500	2,951,394
Chemring Group plc (Industrials, Aerospace & Defense)	247,200	742,754
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	264,876	2,140,257
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,238,200	1,559,016
easyJet plc (Industrials, Airlines)	75,100	1,869,676
Firstgroup plc (Industrials, Road & Rail) †	952,400	1,510,432
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	110,500	2,255,876
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)	290,000	449,435
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	1,211,800	4,632,080
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	547,900	821,066
Lloyds Banking Group plc (Financials, Banks)	1,749,400	1,922,328
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	379,900	2,875,139
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	558,800	1,447,566
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †	236,800	1,179,422

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	55

INTERNATIONAL VALUE PORTFOLIO

Security name			Shares	Value

United Kingdom (continued)
Mitie Group plc (Industrials, Commercial Services & Supplies)			283,197	$1,361,034
Mondi plc (Materials, Paper & Forest Products)			67,600	1,571,982
Old Mutual plc (Financials, Insurance)			982,800	3,093,606
Pace plc (Consumer Discretionary, Household Durables)			308,800	1,853,822
Petrofac Limited (Energy, Energy Equipment & Services)			149,300	1,855,100
Premier Foods plc (Consumer Staples, Food Products) †			73,926	43,750
Redrow plc (Consumer Discretionary, Household Durables)			141,600	968,643
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			287,900	7,163,169
Standard Chartered plc (Financials, Banks)			253,000	2,123,172
Tate & Lyle plc (Consumer Staples, Food Products)			158,800	1,411,094
Tullett Prebon plc (Financials, Capital Markets)			279,500	1,472,920
Vesuvius plc (Industrials, Machinery)			145,400	745,869
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			679,700	1,561,136

				87,622,946

Total Common Stocks (Cost $515,773,545)				481,228,265

	Dividend yield

Preferred Stocks: 0.14%

Brazil: 0.14%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)	12.05%		349,800	492,740
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	11.96		109,056	186,035

Total Preferred Stocks (Cost $3,545,600)				678,775

		Expiration date
Rights: 0.02%

United Kingdom: 0.02%
Standard Chartered plc (Financials, Banks) †		2-23-2016	72,286	99,071

Total Rights (Cost $0)				99,071

	Yield

Short-Term Investments: 3.93%

Investment Companies: 3.93%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18		15,597,666	15,597,666
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		3,910,661	3,910,661

Total Short-Term Investments (Cost $19,508,327)				19,508,327

Total investments in securities (Cost $538,827,472) *	101.03%	501,514,438
Other assets and liabilities, net	(1.03)	(5,103,501)

Total net assets	100.00%	$496,410,937

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(i)	Illiquid security.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

*	Cost for federal income tax purposes is $539,229,701 and unrealized gains (losses) consists of:

Gross unrealized gains	$66,608,097
Gross unrealized losses	(104,323,360

Net unrealized losses	$(37,715,263)

The following table shows the percent of total long-term investments by sector as of November 30, 2015:

Financials	29.64%
Consumer Discretionary	15.67
Industrials	13.25
Materials	8.82
Consumer Staples	6.80
Energy	6.35
Health Care	5.93
Telecommunication Services	5.41
Utilities Services	4.16
Information Technology	3.97

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	57

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.13%

Consumer Discretionary: 7.36%

Hotels, Restaurants & Leisure: 1.52%
Norwegian Cruise Line Holdings Limited †	20,897	$1,200,324

Household Durables: 1.50%
Harman International Industries Incorporated	11,488	1,185,102

Leisure Products: 0.98%
Mattel Incorporated	31,070	772,400

Media: 1.22%
Omnicom Group Incorporated	13,026	962,882

Multiline Retail: 0.64%
JCPenny Company Incorporated «†	63,783	508,351

Textiles, Apparel & Luxury Goods: 1.50%
PVH Corporation	6,432	587,177
Skechers U.S.A. Incorporated Class A †	19,787	597,567

		1,184,744

Consumer Staples: 6.11%

Food & Staples Retailing: 2.60%
CVS Health Corporation	21,792	2,050,409

Food Products: 1.03%
TreeHouse Foods Incorporated †	9,442	816,355

Household Products: 1.15%
The Procter & Gamble Company	12,169	910,728

Personal Products: 1.33%
Herbalife Limited «†	18,156	1,048,146

Energy: 11.56%

Energy Equipment & Services: 2.00%
Baker Hughes Incorporated	21,820	1,179,807
Noble Corporation plc «	30,051	398,777

		1,578,584

Oil, Gas & Consumable Fuels: 9.56%
Chevron Corporation	8,779	801,698
ConocoPhillips	18,980	1,025,869
Exxon Mobil Corporation	23,864	1,948,734
Marathon Oil Corporation	56,883	996,021
Noble Energy Incorporated	29,050	1,065,264
Valero Energy Corporation	18,325	1,316,835
Whiting Petroleum Corporation †	24,159	398,865

		7,553,286

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Financials: 28.69%

Banks: 11.98%
Bank of America Corporation	63,481	$1,106,474
BOK Financial Corporation «	29,357	2,021,228
Citigroup Incorporated	20,562	1,112,199
First Republic Bank	26,169	1,801,997
JPMorgan Chase & Company	31,756	2,117,490
KeyCorp	31,511	413,109
SunTrust Banks Incorporated	20,443	887,635

		9,460,132

Capital Markets: 3.44%
Ameriprise Financial Incorporated	16,299	1,840,972
Goldman Sachs Group Incorporated	4,631	879,983

		2,720,955

Insurance: 7.42%
ACE Limited	7,047	809,348
American International Group Incorporated	28,732	1,826,781
Endurance Specialty Holdings Limited	24,220	1,597,551
MetLife Incorporated	31,892	1,629,362

		5,863,042

REITs: 5.85%
Alexandria Real Estate Equities Incorporated	18,665	1,718,860
Equity Residential	16,508	1,317,669
Prologis Incorporated	18,090	773,348
VEREIT Incorporated	97,729	814,083

		4,623,960

Health Care: 12.87%

Biotechnology: 1.89%
Baxalta Incorporated	25,511	877,068
Gilead Sciences Incorporated	5,867	621,667

		1,498,735

Health Care Equipment & Supplies: 0.97%
Medtronic plc	10,172	766,358

Health Care Providers & Services: 2.61%
Cigna Corporation	5,529	746,304
HCA Holdings Incorporated †	9,106	619,754
McKesson Corporation	3,672	695,293

		2,061,351

Pharmaceuticals: 7.40%
AbbVie Incorporated	10,488	609,877
Allergan plc †	4,385	1,376,408
Johnson & Johnson	7,594	768,817

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	59

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Mallinckrodt plc †	11,924	$798,059
Merck & Company Incorporated	16,463	872,704
Pfizer Incorporated	43,284	1,418,417

		5,844,282

Industrials: 11.87%

Aerospace & Defense: 2.90%
Curtiss-Wright Corporation	11,473	807,814
Raytheon Company	11,949	1,482,034

		2,289,848

Airlines: 0.44%
United Continental Holdings Incorporated †	6,218	346,529

Commercial Services & Supplies: 1.73%
Progressive Waste Solutions Limited	23,414	553,039
West Corporation	31,792	810,696

		1,363,735

Electrical Equipment: 0.87%
Eaton Corporation plc	11,799	686,230

Industrial Conglomerates: 1.63%
General Electric Company	42,941	1,285,654

Machinery: 1.59%
Stanley Black & Decker Incorporated	11,540	1,259,706

Professional Services: 0.84%
CEB Incorporated	8,546	660,349

Road & Rail: 1.87%
AMERCO	1,434	581,344
Norfolk Southern Corporation	9,471	900,313

		1,481,657

Information Technology: 10.73%

Communications Equipment: 0.96%
Cisco Systems Incorporated	28,008	763,218

Electronic Equipment, Instruments & Components: 2.24%
Synnex Corporation	13,907	1,311,013
TE Connectivity Limited	6,811	456,950

		1,767,963

Internet Software & Services: 1.41%
Alphabet Incorporated Class C †	1,496	1,110,930

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.57%
NXP Semiconductors NV †		8,507	$795,064
Skyworks Solutions Incorporated		14,885	1,235,753

			2,030,817

Software: 0.52%
Citrix Systems Incorporated †		5,363	411,181

Technology Hardware, Storage & Peripherals: 3.03%
Apple Incorporated		7,011	829,401
NCR Corporation †		48,898	1,325,625
Seagate Technology plc «		6,638	238,570

			2,393,596

Materials: 3.29%

Chemicals: 1.72%
Cabot Corporation		11,863	516,515
FMC Corporation		19,675	845,435

			1,361,950

Containers & Packaging: 1.57%
Crown Holdings Incorporated †		17,021	883,560
WestRock Company		7,059	357,397

			1,240,957

Telecommunication Services: 1.97%

Diversified Telecommunication Services: 1.97%
AT&T Incorporated		22,528	758,518
Verizon Communications Incorporated		17,570	798,557

			1,557,075

Utilities: 3.68%

Electric Utilities: 2.75%
Duke Energy Corporation		15,099	1,023,108
The Southern Company		25,711	1,145,168

			2,168,276

Gas Utilities: 0.93%
Atmos Energy Corporation		11,822	736,629

Total Common Stocks (Cost $67,502,414)			77,526,426

	Yield
Short-Term Investments: 6.19%

Investment Companies: 6.19%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	3,413,200	3,413,200
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	1,477,801	1,477,801

Total Short-Term Investments (Cost $4,891,001)			4,891,001

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	61

LARGE COMPANY VALUE PORTFOLIO

		Value
Total investments in securities (Cost $72,393,415) *	104.32%	$82,417,427
Other assets and liabilities, net	(4.32)	(3,416,112)

Total net assets	100.00%	$79,001,315

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $73,133,631 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,349,290
Gross unrealized losses	(4,065,494)

Net unrealized gains	$9,283,796

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.77%

Consumer Discretionary: 14.44%

Auto Components: 1.03%
Gentherm Incorporated †	234,165	$11,904,948

Diversified Consumer Services: 1.87%
2U Incorporated †«	403,201	9,725,208
Houghton Mifflin Harcourt Company †	605,490	11,964,482

		21,689,690

Hotels, Restaurants & Leisure: 3.06%
Brinker International Incorporated	112,145	5,116,055
Del Taco Restaurants Incorporated †	524,230	5,787,499
Extended Stay America Incorporated	540,270	9,244,020
Krispy Kreme Doughnuts Incorporated †	631,710	8,932,379
Zoe’s Kitchen Incorporated †«	184,820	6,287,576

		35,367,529

Household Durables: 0.57%
William Lyon Homes Class A †	380,729	6,651,336

Leisure Products: 0.37%
Malibu Boats Incorporated †	272,830	4,234,322

Media: 2.54%
IMAX Corporation †	352,253	13,343,344
Lions Gate Entertainment Corporation	283,304	9,615,338
Media General Incorporated †«	410,540	6,375,686

		29,334,368

Multiline Retail: 0.66%
Burlington Stores Incorporated †	159,770	7,686,535

Specialty Retail: 3.12%
Chico’s FAS Incorporated	416,917	5,003,004
Dick’s Sporting Goods Incorporated	191,709	7,482,402
Monro Muffler Brake Incorporated	214,091	15,851,298
Party City Holdco Incorporated †	609,380	7,739,126

		36,075,830

Textiles, Apparel & Luxury Goods: 1.22%
Kate Spade & Company †	399,050	7,996,962
Skechers U.S.A. Incorporated Class A †	202,276	6,108,735

		14,105,697

Consumer Staples: 1.42%

Food Products: 1.42%
Amplify Snack Brands Incorporated †«	588,819	7,389,678
Whitewave Foods Company †	221,766	9,010,353

		16,400,031

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	63

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Energy: 2.21%

Oil, Gas & Consumable Fuels: 2.21%
Diamondback Energy Incorporated †	110,719	$8,638,296
GasLog Limited «	473,043	5,662,325
Memorial Resource Development Corporation †	487,900	7,947,891
Ring Energy Incorporated †«	333,230	3,322,303

		25,570,815

Financials: 11.31%

Banks: 2.74%
ServisFirst Bancshares Incorporated	131,250	6,460,125
Signature Bank †	64,395	10,184,069
SVB Financial Group †	113,762	15,071,190

		31,715,384

Capital Markets: 4.85%
Evercore Partners Incorporated Class A	272,124	15,111,046
LPL Financial Holdings Incorporated «	276,707	12,722,988
Stifel Financial Corporation †	241,601	10,959,021
Virtu Financial Incorporated	434,428	9,666,023
Virtus Investment Partners Incorporated	56,048	7,635,980

		56,095,058

Insurance: 1.58%
Argo Group International Holdings Limited	212,801	13,519,248
Patriot National Incorporated †	324,040	4,724,503

		18,243,751

REITs: 0.98%
QTS Realty Trust Incorporated Class A	269,985	11,398,767

Thrifts & Mortgage Finance: 1.16%
Essent Group Limited †	543,084	13,425,036

Health Care: 22.45%

Biotechnology: 5.13%
Alder Biopharmaceuticals Inc †	123,070	4,585,588
Alnylam Pharmaceuticals Incorporated †	74,822	7,785,977
Celldex Therapeutics Incorporated †«	289,876	5,220,667
Cepheid Incorporated †	265,754	9,551,199
Flexion Therapeutics Incorporated †«	318,310	6,187,946
Intrexon Corporation «	118,354	4,297,434
Oncomed Pharmaceuticals Incorporated †«	234,120	5,349,642
Portola Pharmaceuticals Incorporated †	146,645	7,275,058
Radius Health Incorporated †	73,960	4,497,508
Tesaro Incorporated †	90,122	4,599,827

		59,350,846

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies: 7.12%
Accuray Incorporated †«	995,078	$7,005,349
Analogic Corporation	119,440	9,979,212
Atricure Incorporated †	367,123	7,885,802
Cerus Corporation †«	1,706,248	9,674,426
DexCom Incorporated †	146,206	12,430,434
Inogen Incorporated †	283,515	10,844,449
LDR Holding Corporation †	325,109	8,784,445
Nevro Corporation †«	160,860	9,712,727
The Spectranetics Corporation †	437,994	6,057,457

		82,374,301

Health Care Providers & Services: 6.50%
Adeptus Health Incorporated Class A †«	163,877	9,847,369
AMN Healthcare Services Incorporated †	425,705	12,558,298
Capital Senior Living Corporation †	391,700	8,977,764
Ensign Group Incorporated	189,755	9,026,645
HealthEquity Incorporated †	366,830	12,105,390
LifePoint Hospitals Incorporated †	118,756	8,504,117
Surgery Partners Inc †«	409,094	7,817,786
Teladoc Incorporated †«	298,960	6,352,900

		75,190,269

Health Care Technology: 1.20%
Evolent Health Incorporated Class A †	477,820	7,778,910
Medidata Solutions Incorporated †	132,332	6,064,776

		13,843,686

Life Sciences Tools & Services: 1.45%
ICON plc ADR †	225,962	16,795,755

Pharmaceuticals: 1.05%
Akorn Incorporated †	195,388	6,506,420
Cempra Holdings Incorporated †«	176,680	5,637,859

		12,144,279

Industrials: 14.99%

Aerospace & Defense: 1.40%
Astronics Corporation	190,522	7,371,296
Esterline Technologies Corporation †	92,881	8,831,125

		16,202,421

Air Freight & Logistics: 1.03%
Hub Group Incorporated Class A †	307,789	11,859,110

Building Products: 2.63%
A.O. Smith Corporation	176,464	14,074,769
NCI Building Systems Incorporated †	618,414	7,334,390
PGT Incorporated †	813,650	9,047,788

		30,456,947

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	65

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies: 5.03%
Copart Incorporated †	326,873	$12,901,677
KAR Auction Services Incorporated	296,190	11,234,487
Mobile Mini Incorporated	277,490	9,837,021
TrueBlue Incorporated †	490,276	14,360,184
West Corporation	386,200	9,848,100

		58,181,469

Construction & Engineering: 1.19%
Comfort Systems USA Incorporated	236,422	7,504,034
Granite Construction Incorporated	152,780	6,228,841

		13,732,875

Machinery: 0.88%
Wabash National Corporation †	787,273	10,210,931

Professional Services: 1.42%
On Assignment Incorporated †	245,704	11,469,463
RPX Corporation †	356,064	4,938,608

		16,408,071

Road & Rail: 1.41%
Genesee & Wyoming Incorporated Class A †	131,797	9,129,578
Swift Transportation Company †«	453,346	7,239,936

		16,369,514

Information Technology: 24.60%

Communications Equipment: 2.68%
Infinera Corporation †	485,952	10,943,639
Radware Limited †	572,960	9,419,462
Ruckus Wireless Incorporated †	933,810	10,692,125

		31,055,226

Electronic Equipment, Instruments & Components: 1.18%
OSI Systems Incorporated †	145,776	13,649,007

Internet Software & Services: 3.58%
Benefitfocus Incorporated †«	245,410	9,944,013
Cornerstone OnDemand Incorporated †	323,120	11,603,239
Marketo Incorporated †	301,040	9,112,481
Pandora Media Incorporated †	419,090	5,783,442
Zillow Group Incorporated Class A «	46,841	1,219,271
Zillow Group Incorporated Class C †«	150,822	3,717,762

		41,380,208

IT Services: 2.95%
Acxiom Corporation †	539,610	12,357,069
MAXIMUS Incorporated	184,690	10,481,158
Vantiv Incorporated Class A †	214,420	11,302,078

		34,140,305

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 5.72%
Applied Micro Circuits Corporation †		957,597	$7,009,610
Cypress Semiconductor Corporation		1,138,464	12,318,180
FormFactor Incorporated †		1,013,475	8,827,367
Microsemi Corporation †		347,420	12,510,594
Nanometrics Incorporated †		294,549	4,642,092
Silicon Motion Technology Corporation		241,644	8,039,496
Teradyne Incorporated		619,377	12,870,654

			66,217,993

Software: 8.49%
Bottomline Technologies Incorporated †		311,740	9,635,883
Cadence Design Systems Incorporated †		675,612	15,066,148
PTC Incorporated †		328,825	11,850,853
Qlik Technologies Incorporated †		347,723	11,061,069
Rubicon Project Incorporated †		580,644	8,564,499
SS&C Technologies Holdings		252,358	18,144,540
Synchronoss Technologies Incorporated †		180,230	7,095,655
Ultimate Software Group Incorporated †		40,441	7,987,098
Zendesk Incorporated †		342,773	8,778,417

			98,184,162

Materials: 3.03%

Chemicals: 1.40%
Calgon Carbon Corporation		514,099	8,693,414
Flotek Industries Incorporated †«		657,247	7,505,761

			16,199,175

Metals & Mining: 0.64%
Steel Dynamics Incorporated		424,593	7,383,672

Paper & Forest Products: 0.99%
Boise Cascade Company †		366,107	11,459,149

Utilities: 0.32%

Independent Power & Renewable Electricity Producers: 0.32%
Dynegy Incorporated †		230,660	3,718,239

Total Common Stocks (Cost $995,453,082)			1,096,406,707

	Yield
Short-Term Investments: 15.24%

Investment Companies: 15.24%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	118,989,418	118,989,418
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	57,304,768	57,304,768

Total Short-Term Investments (Cost $176,294,186)			176,294,186

Total investments in securities (Cost $1,171,747,268) *	110.01%	1,272,700,893
Other assets and liabilities, net	(10.01)	(115,825,971)

Total net assets	100.00%	$1,156,874,922

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	67

SMALL COMPANY GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,183,487,190 and unrealized gains (losses) consists of:

Gross unrealized gains	$153,725,982
Gross unrealized losses	(64,512,279)

Net unrealized gains	$89,213,703

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.47%

Consumer Discretionary: 11.61%

Auto Components: 2.42%
American Axle & Manufacturing Holdings Incorporated †	127,519	$2,902,332
Metaldyne Performance Group Incorporated	94,700	2,132,644

		5,034,976

Automobiles: 1.02%
Thor Industries Incorporated	36,550	2,116,976

Hotels, Restaurants & Leisure: 0.97%
ClubCorp Holdings Incorporated	112,094	2,012,087

Media: 2.59%
National CineMedia Incorporated	167,800	2,662,986
Scholastic Corporation	63,693	2,720,965

		5,383,951

Specialty Retail: 4.61%
Asbury Automotive Group Incorporated †	24,109	1,810,586
Ascena Retail Group Incorporated †	121,820	1,380,221
DSW Incorporated Class A	80,188	1,841,116
Outerwall Incorporated «	38,790	2,401,101
The Men’s Wearhouse Incorporated	43,000	859,570
Urban Outfitters Incorporated †	57,550	1,289,120

		9,581,714

Consumer Staples: 1.62%

Food & Staples Retailing: 0.75%
SUPERVALU Incorporated †	231,850	1,558,032

Food Products: 0.87%
Darling Ingredients Incorporated †	165,910	1,816,715

Energy: 5.41%

Energy Equipment & Services: 0.96%
RPC Incorporated «	150,400	1,992,800

Oil, Gas & Consumable Fuels: 4.45%
Carrizo Oil & Gas Incorporated †	48,800	1,970,544
Parsley Energy Incorporated Class A †	112,300	2,206,695
PDC Energy Incorporated †	31,300	1,768,137
Rice Energy Incorporated †	91,500	1,233,420
WPX Energy Incorporated †	241,330	2,070,611

		9,249,407

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	69

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Financials: 40.79%

Banks: 21.24%
Associated Banc-Corp	110,800	$2,272,508
BancorpSouth Incorporated	97,092	2,611,775
BankUnited Incorporated	67,650	2,557,170
Columbia Banking System Incorporated	54,235	1,927,512
ConnectOne Bancorp Incorporated	76,220	1,487,052
FirstMerit Corporation	96,500	1,952,195
Great Western Bancorp Incorporated	94,640	2,860,021
IBERIABANK Corporation	38,117	2,415,474
Investors Bancorp Incorporated	184,894	2,370,341
National Bank Holdings Corporation Class A	108,825	2,470,328
Pinnacle Financial Partners Incorporated	42,160	2,290,553
PrivateBancorp Incorporated	63,397	2,796,442
Renasant Corporation	71,000	2,593,630
Sterling BanCorp	153,700	2,695,898
Talmer Bancorp Incorporated Class A	145,900	2,665,593
Webster Financial Corporation	66,037	2,655,348
Western Alliance Bancorp †	84,378	3,273,023
Wintrust Financial Corporation	43,077	2,267,143

		44,162,006

Capital Markets: 0.94%
Stifel Financial Corporation †	42,993	1,950,162

Insurance: 6.18%
American Equity Investment Life Holding Company	72,108	1,933,215
Employers Holdings Incorporated	91,224	2,500,450
Horace Mann Educators Corporation	67,210	2,347,645
Kemper Corporation	47,210	1,940,803
OneBeacon Insurance Group Limited Class A	97,056	1,345,196
Primerica Incorporated	54,463	2,790,684

		12,857,993

Real Estate Management & Development: 1.78%
Alexander & Baldwin Incorporated	40,981	1,553,590
Kennedy Wilson Holdings Incorporated	81,900	2,137,590

		3,691,180

REITs: 10.65%
Columbia Property Trust Incorporated	97,400	2,440,844
Corporate Office Properties Trust	94,300	2,101,947
Education Realty Trust Incorporated	57,200	2,107,820
Equity Commonwealth †	99,600	2,750,952
Gramercy Property Trust Incorporated	100,450	2,399,751
Highwoods Properties Incorporated	50,800	2,212,848
Parkway Properties Incorporated	122,297	2,088,833
Physicians Realty Trust	130,900	2,095,709
Ramco-Gershenson Properties Trust	141,021	2,379,024
Sunstone Hotel Investors Incorporated	106,156	1,558,370

		22,136,098

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Health Care: 5.82%

Health Care Equipment & Supplies: 2.06%
Alere Incorporated †	66,697	$2,752,585
Halyard Health Incorporated †	47,780	1,528,482

		4,281,067

Health Care Providers & Services: 3.48%
Kindred Healthcare Incorporated	169,300	2,260,155
Select Medical Holdings Corporation	188,360	2,273,505
WellCare Health Plans Incorporated †	32,743	2,700,643

		7,234,303

Health Care Technology: 0.28%
Computer Programs & Systems Incorporated «	12,100	589,512

Industrials: 7.76%

Air Freight & Logistics: 0.88%
Atlas Air Worldwide Holdings Incorporated †	44,005	1,818,287

Commercial Services & Supplies: 1.62%
Essendant Incorporated	47,819	1,732,004
Quad Graphics Incorporated	158,600	1,636,752

		3,368,756

Construction & Engineering: 1.88%
KBR Incorporated	109,190	2,122,654
Tutor Perini Corporation †	94,495	1,780,286

		3,902,940

Electrical Equipment: 1.08%
Generac Holdings Incorporated †	69,560	2,232,876

Machinery: 0.80%
NN Incorporated	63,190	1,077,390
Titan International Incorporated	136,820	593,799

		1,671,189

Professional Services: 0.28%
Hill International Incorporated †	170,166	587,073

Road & Rail: 0.15%
Universal Truckload Services	19,636	318,889

Trading Companies & Distributors: 1.07%
Air Lease Corporation	66,100	2,222,943

Information Technology: 12.55%

Communications Equipment: 0.98%
ARRIS Group Incorporated †	66,983	2,047,670

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	71

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 4.04%
Belden Incorporated	50,350	$3,160,470
Celestica Incorporated †	180,136	2,031,934
Plexus Corporation †	51,321	1,909,141
Tech Data Corporation †	19,028	1,287,244

		8,388,789

IT Services: 1.79%
Cardtronics Incorporated †	43,840	1,648,822
VeriFone Systems Incorporated †	72,100	2,067,828

		3,716,650

Semiconductors & Semiconductor Equipment: 4.02%
Advanced Energy Industries Incorporated †	86,845	2,533,269
Diodes Incorporated †	113,040	2,632,702
Veeco Instruments Incorporated †	55,250	1,129,863
Xcerra Corporation †	340,471	2,059,850

		8,355,684

Software: 1.13%
Mentor Graphics Corporation	125,417	2,349,060

Technology Hardware, Storage & Peripherals: 0.59%
Avid Technology Incorporated †	162,200	1,231,098

Materials: 5.14%

Chemicals: 4.29%
A. Schulman Incorporated	68,900	2,384,629
Axiall Corporation	69,300	1,444,212
Cabot Corporation	58,600	2,551,444
Chemtura Corporation †	83,013	2,550,159

		8,930,444

Metals & Mining: 0.85%
Globe Specialty Metals Incorporated	173,500	1,764,495

Utilities: 4.77%

Electric Utilities: 3.52%
El Paso Electric Company	64,371	2,487,939
PNM Resources Incorporated	101,017	2,929,493
Portland General Electric Company	51,724	1,909,650

		7,327,082

Multi-Utilities: 1.25%
Avista Corporation	74,910	2,592,632

Total Common Stocks (Cost $174,801,497)		198,475,536

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name		Expiration date	Shares	Value
Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)		5-14-2016	9,104	$2

Total Warrants (Cost $0)				2

	Yield
Short-Term Investments: 6.15%

Investment Companies: 6.15%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%		4,795,850	4,795,850
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		7,987,779	7,987,779

Total Short-Term Investments (Cost $12,783,629)				12,783,629

Total investments in securities (Cost $187,585,126) *	101.62%	211,259,167
Other assets and liabilities, net	(1.62)	(3,373,120)

Total net assets	100.00%	$207,886,047

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $188,083,132 and unrealized gains (losses) consists of:

Gross unrealized gains	$35,807,002
Gross unrealized losses	(12,630,967)

Net unrealized gains	$23,176,035

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	73

CORE BOND PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 31.34%
FHLMC	0.90-7.00%	8-1-2017 to 12-10-2045	$188,381,872	$197,942,749	5.42%
FHLMC	3.00	2-15-2045	20,186,411	20,432,393	0.56
FHLMC	3.50	12-1-2043	23,375,730	24,264,399	0.66
FHLMC %%	3.50	1-14-2046	31,900,000	32,901,858	0.90
FHLMC	4.00	8-1-2044	15,390,799	16,470,560	0.45
FHLMC	4.50	8-1-2020	13,649,699	14,164,647	0.39
FHLMC	5.00	8-1-2039	11,904,846	13,373,077	0.37
FHLMC Series 300 Class 300	3.00	1-15-2043	19,758,962	19,895,089	0.54
FHLMC Series 4483 Class PA	2.50	6-15-2045	19,188,169	19,455,398	0.53
FNMA	0.00-8.19	4-1-2017 to 12-10-2045	347,881,570	366,292,589	9.98
FNMA	3.00	10-25-2042	17,545,991	17,668,882	0.48
FNMA	3.00	4-1-2043	13,319,454	13,413,363	0.37
FNMA	3.50	6-1-2045	18,521,741	19,232,513	0.53
FNMA %%	3.50	1-14-2046	38,300,000	39,582,152	1.08
FNMA	4.00	7-1-2029	16,926,160	18,118,228	0.50
FNMA	4.00	2-1-2041	13,768,411	14,683,620	0.40
FNMA	4.00	12-1-2044	13,461,521	14,433,272	0.39
FNMA	4.00	10-1-2045	14,357,970	15,312,521	0.42
FNMA	4.50	2-1-2044	15,370,157	16,895,119	0.46
GNMA %%	3.50	12-17-2045	58,500,000	61,108,503	1.67
GNMA ±	2.50	5-20-2045	14,494,986	14,741,940	0.40
GNMA	2.50-4.50	4-15-2045 to 12-20-2045	35,819,634	38,272,470	1.07
GNMA %%	3.00	12-17-2045	49,600,000	50,433,131	1.38
GNMA %%	3.50	1-21-2046	52,700,000	54,911,957	1.50
GNMA %%	4.00	12-17-2045	14,800,000	15,722,978	0.43
Other securities				16,881,810	0.46

Total Agency Securities (Cost $1,146,474,469)				1,146,605,218	31.34

Asset-Backed Securities: 10.69%
Capital Auto Receivables Asset Trust	1.09-2.01	3-20-2018 to 7-20-2020	79,419,000	79,311,438	2.15
SLM Student Loan Trust	0.36-4.37	1-25-2018 to 2-15-2046	118,260,379	114,446,453	3.13
Other securities				197,416,052	5.41

Total Asset-Backed Securities (Cost $394,809,590)				391,173,943	10.69

Corporate Bonds and Notes: 17.09%

Consumer Discretionary: 1.56%

Automobiles: 0.38%
Other securities				13,803,360	0.38

Internet & Catalog Retail: 0.03%
Other securities				904,402	0.03

Media: 1.01%
Other securities				37,108,689	1.01

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Multiline Retail: 0.04%
Other securities				$1,490,024	0.04%

Specialty Retail: 0.05%
Other securities				1,871,533	0.05

Textiles, Apparel & Luxury Goods: 0.05%
Other securities				1,923,346	0.05

Consumer Staples: 1.01%

Beverages: 0.05%
Other securities				1,894,207	0.05

Food & Staples Retailing: 0.07%
Other securities				2,509,956	0.07

Food Products: 0.75%
Other securities				27,602,973	0.75

Tobacco: 0.14%
Other securities				4,986,445	0.14

Energy: 1.81%

Energy Equipment & Services: 0.10%
Other securities				3,773,695	0.10

Oil, Gas & Consumable Fuels: 1.71%
Other securities				62,432,630	1.71

Financials: 6.34%

Banks: 2.16%
Other securities				78,863,259	2.16

Capital Markets: 1.24%
Morgan Stanley	4.00%	7-23-2025	$13,454,000	13,976,096	0.38
Other securities				31,302,504	0.86

				45,278,600	1.24

Consumer Finance: 0.79%
Other securities				28,902,001	0.79

Diversified Financial Services: 0.23%
Other securities				8,535,009	0.23

Insurance: 0.91%
Other securities				33,263,028	0.91

REITs: 1.01%
Other securities				37,137,541	1.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	75

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Health Care: 1.25%

Biotechnology: 0.91%
Other securities	$33,306,145	0.91%

Health Care Providers & Services: 0.04%
Other securities	1,429,515	0.04

Pharmaceuticals: 0.30%
Other securities	11,082,776	0.30

Industrials: 1.02%

Aerospace & Defense: 0.61%
Other securities	22,258,727	0.61

Machinery: 0.05%
Other securities	1,759,143	0.05

Professional Services: 0.01%
Other securities	533,651	0.01

Road & Rail: 0.29%
Other securities	10,521,512	0.29

Transportation Infrastructure: 0.06%
Other securities	2,264,467	0.06

Information Technology: 1.49%

Electronic Equipment, Instruments & Components: 0.04%
Other securities	1,461,020	0.04

IT Services: 0.50%
Other securities	18,223,030	0.50

Semiconductors & Semiconductor Equipment: 0.05%
Other securities	1,802,665	0.05

Software: 0.60%
Other securities	21,998,934	0.60

Technology Hardware, Storage & Peripherals: 0.30%
Other securities	11,029,267	0.30

Materials: 0.21%

Chemicals: 0.10%
Other securities	3,461,538	0.10

Metals & Mining: 0.02%
Other securities	850,298	0.02

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Paper & Forest Products: 0.09%
Other securities				$3,191,221	0.09%

Telecommunication Services: 0.92%

Diversified Telecommunication Services: 0.92%
Other securities				33,506,725	0.92

Utilities: 1.48%

Electric Utilities: 0.83%
Other securities				30,444,217	0.83

Multi-Utilities: 0.65%
Other securities				23,695,295	0.65

Total Corporate Bonds and Notes (Cost $630,838,447)				625,100,844	17.09

Municipal Obligations: 0.94%

California: 0.26%
Other securities				9,548,468	0.26

Nevada: 0.19%
Other securities				7,067,845	0.19

New Jersey: 0.17%
Other securities				6,299,380	0.17

New York: 0.13%
Other securities				4,519,967	0.13

Ohio: 0.04%
Other securities				1,313,630	0.04

Texas: 0.15%
Other securities				5,583,271	0.15

Total Municipal Obligations (Cost $29,677,345)				34,332,561	0.94

Non-Agency Mortgage-Backed Securities: 4.66%
Citigroup Commercial Mortgage Trust Series 2013-GC17 Class A4	4.13%	11-10-2046	$12,758,000	13,656,411	0.37
Commercial Mortgage Trust	1.80-4.21	5-15-2045 to 10-10-2053	35,515,821	36,806,796	1.01
Other securities				120,044,696	3.28

Total Non-Agency Mortgage-Backed Securities (Cost $170,318,800)				170,507,903	4.66

U.S. Treasury Securities: 31.96%
U.S. Treasury Bond	2.50	2-15-2045	19,271,000	17,384,543	0.48
U.S. Treasury Bond ##	2.88	8-15-2045	32,694,000	31,964,760	0.87
U.S. Treasury Bond	3.00	5-15-2045	20,774,000	20,802,398	0.57
U.S. Treasury Bond	3.00-4.50	8-15-2039 to 11-15-2045	24,424,000	25,717,746	0.70
U.S. Treasury Bond	3.13	2-15-2043	33,657,000	34,653,550	0.95

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	77

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.63%	5-31-2017	$37,417,000	$37,292,776	1.02%
U.S. Treasury Note	0.63	8-31-2017	16,856,000	16,776,979	0.46
U.S. Treasury Note	0.63-2.13	9-30-2017 to 5-15-2025	59,619,000	59,439,081	1.61
U.S. Treasury Note	0.63	11-30-2017	18,817,000	18,692,036	0.51
U.S. Treasury Note	0.75	10-31-2017	16,200,000	16,144,952	0.44
U.S. Treasury Note	0.75	12-31-2017	12,988,000	12,924,073	0.35
U.S. Treasury Note	0.75	4-15-2018	47,062,000	46,707,200	1.28
U.S. Treasury Note	0.88	5-15-2017	30,929,000	30,949,537	0.85
U.S. Treasury Note	0.88	8-15-2017	74,780,000	74,768,334	2.04
U.S. Treasury Note	0.88	11-30-2017	29,125,000	29,088,594	0.80
U.S. Treasury Note	0.88	1-15-2018	39,731,000	39,614,588	1.08
U.S. Treasury Note	0.88	10-15-2018	49,785,000	49,308,558	1.35
U.S. Treasury Note	1.00	9-15-2018	39,252,000	39,046,555	1.07
U.S. Treasury Note	1.25	11-15-2018	56,808,000	56,852,360	1.55
U.S. Treasury Note	1.38	3-31-2020	13,375,000	13,261,099	0.36
U.S. Treasury Note	1.38	9-30-2020	114,159,000	112,669,568	3.08
U.S. Treasury Note «	1.38	10-31-2020	50,610,000	49,929,903	1.37
U.S. Treasury Note	1.63	3-31-2019	95,667,000	96,548,954	2.64
U.S. Treasury Note	1.63	6-30-2020	71,619,000	71,624,586	1.96
U.S. Treasury Note	1.63	7-31-2020	37,340,000	37,319,575	1.02
U.S. Treasury Note	1.63	11-30-2020	46,024,000	45,968,265	1.26
U.S. Treasury Note	2.00	8-15-2025	40,732,000	39,938,052	1.09
U.S. Treasury Note	2.25	11-15-2025	43,719,000	43,862,442	1.20

Total U.S. Treasury Securities (Cost $1,165,035,704)				1,169,251,064	31.96

Yankee Corporate Bonds and Notes: 5.30%

Consumer Discretionary: 0.20%

Media: 0.20%
Other securities				7,308,961	0.20

Energy: 0.72%

Oil, Gas & Consumable Fuels: 0.72%
Other securities				26,174,223	0.72

Financials: 2.67%

Banks: 2.31%
Other securities				84,348,567	2.31

Consumer Finance: 0.16%
Other securities				5,979,104	0.16

Diversified Financial Services: 0.11%
Other securities				4,212,606	0.11

Insurance: 0.09%
Other securities				3,292,298	0.09

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

CORE BOND PORTFOLIO

Security name			Value	Percent of net assets

Health Care: 0.50%

Pharmaceuticals: 0.50%
Other securities			$18,240,012	0.50%

Industrials: 0.32%

Aerospace & Defense: 0.05%
Other securities			1,761,403	0.05

Transportation Infrastructure: 0.27%
Other securities			9,775,390	0.27

Information Technology: 0.09%

Internet Software & Services: 0.09%
Other securities			3,340,177	0.09

Materials: 0.35%

Chemicals: 0.08%
Other securities			2,799,892	0.08

Metals & Mining: 0.27%
Other securities			9,898,008	0.27

Telecommunication Services: 0.19%

Wireless Telecommunication Services: 0.19%
Other securities			7,117,736	0.19

Utilities: 0.26%

Electric Utilities: 0.26%
Other securities			9,550,779	0.26

Total Yankee Corporate Bonds and Notes (Cost $197,731,012)			193,799,156	5.30

Yankee Government Bonds: 1.32%
Other securities			48,344,874	1.32

Total Yankee Government Bonds (Cost $47,763,128)			48,344,874	1.32

	Yield	Shares
Short-Term Investments: 9.10%

Investment Companies: 9.10%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	60,450,000	60,450,000	1.65
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.17	272,482,327	272,482,327	7.45

Total Short-Term Investments (Cost $332,932,327)			332,932,327	9.10

Total investments in securities (Cost $4,115,580,822) *			4,112,047,890	112.40
Other assets and liabilities, net			(453,594,674)	(12.40)

Total net assets			$3,658,453,216	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	79

CORE BOND PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

##	All or a portion of this security has been segregated for when-issued securities.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $4,127,741,800 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,212,447
Gross unrealized losses	(38,906,357)

Net unrealized losses	$(15,693,910)

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 29.60%
FHLMC	3.50%	9-1-2032	$1,089,107	$1,140,057
FHLMC	3.50	4-1-2043	1,789,259	1,858,652
FHLMC	3.50	5-1-2044	775,289	804,865
FHLMC	4.00	4-1-2044	943,793	1,009,026
FHLMC	4.00	8-1-2044	732,508	780,795
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.99	9-25-2029	80,833	84,932
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	1,142,783	1,354,320
FNMA	2.57	9-1-2019	532,014	546,376
FNMA	2.57	9-1-2019	532,524	546,900
FNMA	2.73	1-1-2023	580,000	590,110
FNMA	2.73	9-1-2023	597,691	602,295
FNMA	2.76	4-1-2021	1,094,164	1,127,698
FNMA	2.78	10-1-2020	550,000	567,147
FNMA (a)	2.85	1-1-2046	590,000	592,213
FNMA	2.96	6-1-2022	523,758	542,940
FNMA	3.00	12-1-2032	72,325	74,581
FNMA	3.03	11-1-2022	589,091	610,948
FNMA	3.31	6-1-2021	550,000	576,859
FNMA	3.50	9-1-2032	2,080,684	2,188,167
FNMA	3.50	10-1-2032	1,026,915	1,080,293
FNMA	3.50	11-1-2042	391,268	406,258
FNMA	3.50	11-1-2042	570,397	592,062
FNMA	3.50	2-1-2043	288,555	299,620
FNMA	5.00	9-1-2033	288,945	320,333
FNMA	5.50	2-1-2036	479,987	511,798
FNMA Series 2002-90 Class A2	6.50	11-25-2042	481,494	542,865
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	224,519	257,376
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,066,505	2,273,179
FNMA Series 2003-86 Class PT	4.50	9-25-2018	264,113	272,983
FNMA Series 2003-W4 Class 3A ±	6.54	10-25-2042	301,522	342,033
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	901,816	1,004,850
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,245,898	1,418,661
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	207,262	241,871
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,179,876	1,387,431
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	448,638	524,362
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	445,900	465,990
GNMA	6.50	10-15-2023	29,960	34,329
GNMA	6.50	11-15-2023	17,664	20,240
GNMA	6.50	11-15-2023	8,468	9,703
GNMA	6.50	12-15-2023	22,539	25,826
GNMA	6.50	1-15-2024	38,416	44,018
GNMA	7.00	8-15-2027	107,979	124,478
SBA Series 2006-20B Class 1	5.35	2-1-2026	648,053	707,349
SBA Series 2006-20H Class 1	5.70	8-1-2026	351,946	391,494
SBA Series 2007-20J Class 1	5.57	10-1-2027	764,473	857,417
SBA Series 2013-20A Class 1	2.13	1-1-2033	517,979	508,934
SBA Series 2013-20J Class 1	3.37	10-1-2033	541,725	565,261
SBA Series 2014-10A Class 1	3.19	3-10-2024	737,768	768,286
SBA Series 2014-10B Class 1	3.02	9-10-2024	1,130,745	1,171,878
SBA Series 2014-20A Class 1	3.46	1-1-2034	457,566	480,403

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	81

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
SBA Series 2015-10B Class 1	2.83%	9-10-2025	$590,000	$599,517
SBA Series 2015-20C Class 1	2.72	3-1-2035	571,686	576,359
SBA Series 2015-20E Class 1	2.77	5-1-2035	880,926	888,076
SBA Series 2015-20F Class 1	2.98	6-1-2035	600,000	610,567

Total Agency Securities (Cost $34,757,847)				35,924,981

Asset-Backed Securities: 3.74%
American Express Credit Accounts Series 2014-2 Class A	1.26	1-15-2020	570,000	570,600
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	577,923
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	550,000	549,842
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	570,000	569,965
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	550,000	548,771
CNH Equipment Trust Series 2015-A Class A4	1.85	4-15-2021	580,000	579,199
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	21,303	21,456
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	0.90	10-25-2035	650,725	635,856
South Carolina Student Loan Corporation Series 2014-1 Class B ±	1.74	8-1-2035	500,000	479,860

Total Asset-Backed Securities (Cost $4,535,609)				4,533,472

Corporate Bonds and Notes: 31.82%

Consumer Discretionary: 4.17%

Automobiles: 0.34%
General Motors Company	4.88	10-2-2023	400,000	414,003

Diversified Consumer Services: 2.31%
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	208,941
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	779,351
Northwestern University	4.64	12-1-2044	350,000	397,498
Service Corporation International	5.38	1-15-2022	360,000	378,000
The President and Fellows of Harvard College	3.53	10-1-2031	250,000	244,168
The President and Fellows of Harvard College	5.63	10-1-2038	250,000	310,912
Trustee of Dartmouth College	4.75	6-1-2019	440,000	480,467

				2,799,337

Media: 1.20%
CCO Safari II LLC 144A	4.91	7-23-2025	325,000	330,067
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	404,750
Lamar Media Corporation	5.88	2-1-2022	315,000	329,963
Time Warner Incorporated	3.40	6-15-2022	140,000	140,326
Time Warner Incorporated	3.60	7-15-2025	260,000	257,380

				1,462,486

Specialty Retail: 0.11%
Home Depot Incorporated	2.63	6-1-2022	130,000	130,134

Textiles, Apparel & Luxury Goods: 0.21%
The William Carter Company	5.25	8-15-2021	250,000	256,875

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 1.21%

Food & Staples Retailing: 0.76%
CVS Caremark Corporation	4.00%	12-5-2023	$275,000	$289,394
CVS Health Corporation	3.50	7-20-2022	120,000	123,266
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	514,647

				927,307

Food Products: 0.25%
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	304,896

Household Products: 0.20%
The Procter & Gamble Company	5.50	2-1-2034	200,000	239,458

Energy: 3.15%

Energy Equipment & Services: 0.13%
Halliburton Company	3.80	11-15-2025	160,000	161,159

Oil, Gas & Consumable Fuels: 3.02%
Chevron Corporation	3.19	6-24-2023	250,000	255,526
Cimarex Energy Company	5.88	5-1-2022	350,000	368,429
Columbia Pipeline Group Incorporated 144A	2.45	6-1-2018	210,000	208,889
Concho Resources Incorporated	6.50	1-15-2022	375,000	382,500
ConocoPhillips Company	3.35	11-15-2024	370,000	364,974
EQT Corporation	8.13	6-1-2019	400,000	456,072
Florida Gas Transmission Company 144A	4.35	7-15-2025	230,000	222,548
Marathon Oil Corporation	3.85	6-1-2025	410,000	367,573
Newfield Exploration Company	5.63	7-1-2024	249,000	234,683
Pioneer Natural Resource Company %%	4.45	1-15-2026	190,000	189,789
Plains All American Pipeline LP	4.65	10-15-2025	400,000	373,103
Southwestern Energy Company «	4.95	1-23-2025	290,000	238,941

				3,663,027

Financials: 12.22%

Banks: 4.59%
Bank of America Corporation	2.60	1-15-2019	155,000	156,712
Bank of America Corporation	3.95	4-21-2025	120,000	118,700
Bank of America Corporation	4.00	4-1-2024	700,000	723,450
Chase Capital VI ±	0.95	8-1-2028	1,000,000	840,000
Citigroup Incorporated	3.30	4-27-2025	130,000	128,538
Citigroup Incorporated	4.40	6-10-2025	100,000	101,696
Citigroup Incorporated	6.13	11-21-2017	435,000	472,388
CoreStates Capital Trust II ±144A	0.97	1-15-2027	750,000	648,863
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	752,458
National Capital Commerce Incorporated ±(i)	1.31	4-1-2027	400,000	333,000
NTC Capital Trust Series A ±	0.84	1-15-2027	450,000	378,000
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-2049	700,000	710,500
US Bancorp	2.95	7-15-2022	200,000	200,368

				5,564,673

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	83

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets: 1.52%
Goldman Sachs Capital II ±	4.00%	12-31-2049	$115,000	$82,225
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	263,558
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	120,353
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	229,439
Morgan Stanley	3.70	10-23-2024	100,000	101,734
Morgan Stanley	3.95	4-23-2027	180,000	176,116
Morgan Stanley	5.50	7-24-2020	350,000	393,498
State Street Corporation	3.55	8-18-2025	220,000	226,875
The Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	252,055

				1,845,853

Consumer Finance: 0.44%
American Honda Finance Corporation	2.45	9-24-2020	120,000	120,631
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	155,625
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	261,510

				537,766

Diversified Financial Services: 1.19%
Abay Leasing 2014 LLC	2.65	11-9-2026	527,083	534,816
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	530,473
CNH Industrial Capital LLC	3.38	7-15-2019	390,000	374,888

				1,440,177

Insurance: 1.47%
ACE INA Holdings Incorporated	2.88	11-3-2022	110,000	109,354
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	804,076
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	645,646
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	223,830

				1,782,906

REITs: 3.01%
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	187,286
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	41,703
Boston Properties LP	3.70	11-15-2018	180,000	187,095
Boston Properties LP	5.88	10-15-2019	200,000	224,111
Duke Realty LP	3.88	10-15-2022	150,000	150,890
ERP Operating LP	4.63	12-15-2021	470,000	512,743
Liberty Property LP	3.75	4-1-2025	100,000	96,630
Liberty Property LP	6.63	10-1-2017	400,000	431,410
Potlatch Corporation	7.50	11-1-2019	310,000	345,263
ProLogis LP	3.75	11-1-2025	170,000	170,270
Realty Income Corporation	4.65	8-1-2023	370,000	387,567
Simon Property Group LP	3.38	10-1-2024	300,000	302,432
UDR Incorporated	4.63	1-10-2022	260,000	278,712
Ventas Realty LP	3.50	2-1-2025	150,000	143,725
Vornado Realty LP	2.50	6-30-2019	200,000	198,094

				3,657,931

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 2.23%

Health Care Equipment & Supplies: 0.35%
Becton Dickinson & Company	3.73%	12-15-2024	$290,000	$295,375
Medtronic Incorporated	3.15	3-15-2022	130,000	132,023

				427,398

Health Care Providers & Services: 1.35%
Allina Health System Incorporated	4.81	11-15-2045	235,000	243,144
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	125,518
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	375,000	352,761
Texas Health Resources	4.33	11-15-2055	375,000	360,468
The New York and Presbyterian Hospital	4.02	8-1-2045	175,000	165,620
UnitedHealth Group Incorporated	3.75	7-15-2025	380,000	394,114

				1,641,625

Life Sciences Tools & Services: 0.13%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	150,310

Pharmaceuticals: 0.40%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	241,450
EMD Finance LLC 144A	2.95	3-19-2022	250,000	241,118

				482,568

Industrials: 3.38%

Aerospace & Defense: 0.37%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	100,052
Lockheed Martin Corporation	3.55	1-15-2026	160,000	161,550
United Technologies Corporation	3.10	6-1-2022	180,000	183,983

				445,585

Air Freight & Logistics: 0.19%
FedEx Corporation	4.00	1-15-2024	225,000	236,100

Commercial Services & Supplies: 0.49%
Clean Harbors Incorporated	5.25	8-1-2020	350,000	354,865
Waste Management Incorporated	3.13	3-1-2025	240,000	233,751

				588,616

Machinery: 1.45%
Actuant Corporation	5.63	6-15-2022	425,000	430,844
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	380,625
Deere & Company	2.60	6-8-2022	340,000	337,131
Oshkosh Corporation	5.38	3-1-2022	375,000	378,750
Valmont Industries Incorporated	5.00	10-1-2044	260,000	226,259

				1,753,609

Road & Rail: 0.58%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	100,291
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	150,200

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	85

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC	3.45%	9-15-2021	$250,000	$257,592
Union Pacific Corporation	7.88	1-15-2019	171,000	199,137

				707,220

Transportation Infrastructure: 0.30%
Vessel Management Service	3.43	8-15-2036	356,000	362,792

Information Technology: 0.99%

Electronic Equipment, Instruments & Components: 0.23%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	278,750

IT Services: 0.09%
Fiserv Incorporated	4.75	6-15-2021	100,000	107,943

Software: 0.36%
Oracle Corporation	2.50	5-15-2022	220,000	218,150
Oracle Corporation	3.40	7-8-2024	220,000	224,248

				442,398

Technology Hardware, Storage & Peripherals: 0.31%
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	375,000	370,245

Materials: 1.47%

Chemicals: 0.37%
Ecolab Incorporated	4.35	12-8-2021	330,000	354,872
Valspar Corporation	3.30	2-1-2025	100,000	95,719

				450,591

Containers & Packaging: 0.57%
Ball Corporation	5.00	3-15-2022	350,000	354,375
Sealed Air Corporation 144A	6.50	12-1-2020	300,000	333,000

				687,375

Metals & Mining: 0.25%
Alcoa Incorporated	5.40	4-15-2021	300,000	301,875

Paper & Forest Products: 0.28%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	343,665

Telecommunication Services: 0.63%

Diversified Telecommunication Services: 0.63%
AT&T Incorporated	4.75	5-15-2046	280,000	262,752
Verizon Communications Incorporated	3.50	11-1-2024	110,000	110,391
Verizon Communications Incorporated	5.15	9-15-2023	350,000	391,366

				764,509

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 2.37%

Electric Utilities: 2.05%
Entergy Texas Incorporated	7.13%	2-1-2019	$250,000	$284,867
Great River Energy 144A	5.83	7-1-2017	261,811	269,417
IPALCO Enterprises Incorporated	3.45	7-15-2020	350,000	344,750
ITC Holdings Corporation	3.65	6-15-2024	120,000	119,028
Monongahela Power Company 144A	4.10	4-15-2024	380,000	391,861
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	375,412
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	375,249
PacifiCorp	3.35	7-1-2025	130,000	131,973
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	200,930

				2,493,487

Gas Utilities: 0.32%
AmeriGas Finance LLC	7.00	5-20-2022	375,000	386,250

Total Corporate Bonds and Notes (Cost $38,171,537)				38,610,899

Municipal Obligations: 8.28%

Arizona: 0.94%
Arizona School Facilities Board Refunding Certificates of Participation Series A-3 (Miscellaneous Revenue)	2.38	9-1-2019	235,000	235,872
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO Revenue)	5.38	7-1-2019	800,000	904,832

				1,140,704

Arkansas: 0.30%
Arkansas Taxable Bond Amendment 82 Series A (GO Revenue)	2.61	7-1-2021	350,000	362,268

California: 0.21%
California Build America Bonds (GO Revenue)	6.88	11-1-2026	200,000	260,814

Georgia: 0.49%
Cherokee County GA School System Build America Bonds (GO Revenue)	5.87	8-1-2028	500,000	592,395

Indiana: 0.34%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.51	1-1-2039	110,000	111,745
Indianapolis In Local Public Improvement Bond Bank Build America Bonds (Miscellaneous Revenue)	5.85	1-15-2030	250,000	297,345

				409,090

Kentucky: 0.07%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	85,000	86,184

Maryland: 0.24%
Baltimore County MD (GO Revenue)	3.57	8-1-2032	300,000	295,554

Massachusetts: 0.80%
Boston MA Series C Qualified School Construction Bonds (GO Revenue)	4.40	4-1-2026	400,000	437,476
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	500,000	539,250

				976,726

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	87

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 0.24%
Minnetonka MN Independent School District #276 Series E (GO Revenue, South Dakota Credit Program Insured)	2.55%	1-1-2024	$290,000	$287,898

Missouri: 0.30%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.24	8-27-2029	365,367	362,444

New Hampshire: 0.02%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	25,000	25,040

New Jersey: 0.99%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,196,469

North Carolina: 0.31%
Duke University North Carolina Series A (Education Revenue)	5.85	4-1-2037	300,000	371,901

Ohio: 0.54%
Cuyahoga County OH Build America Bonds Series B (GO Revenue)	6.03	12-1-2034	325,000	394,180
Ohio Veterans Compensation (GO Revenue)	3.38	10-1-2021	250,000	263,855

				658,035

Oklahoma: 0.33%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	395,490

Texas: 0.73%
Clear Creek TX Independent School District Taxable Refunding Series B (GO Revenue)	3.40	2-15-2022	375,000	396,585
Harris County TX Taxable Refunding Permanent Improvement Series B (GO Revenue)	2.12	10-1-2021	500,000	493,300

				889,885

Washington: 0.88%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Bond Series C (GO Revenue)	5.03	12-1-2023	230,000	261,597
King County WA School District #210 Federal Way Build America Bonds (GO Revenue, AGM Insured)	4.90	12-1-2022	400,000	435,048
Washington Build America Bonds (GO Revenue)	5.09	8-1-2033	325,000	373,711

				1,070,356

West Virginia: 0.45%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	500,000	546,425

Wisconsin: 0.10%
Milwaukee County WI Taxable Pension Promissory Notes Series A (GO Revenue)	6.84	12-1-2028	90,000	115,988

Total Municipal Obligations (Cost $9,494,402)				10,043,666

Non-Agency Mortgage-Backed Securities: 11.44%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	752,225
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	561,832
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	620,000	620,337
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	580,040
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±	4.19	11-10-2023	600,000	646,695

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.66%	6-25-2034	$605,187	$614,025
Credit Suisse First Boston Commercial Mortgage Trust Series 2007-C1 Class AAB	5.34	2-15-2040	152,278	153,384
GE Equipment Transportation LLC Series 2015-1 Class A4	1.77	5-23-2023	500,000	500,000
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	547,482
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	575,907
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	580,210
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	213,023
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	213,837
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	664,823
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	379,015
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	419,284
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	565,455
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	500,000	499,862
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	576,097
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	548,011
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	568,563
Motel 6 Trust Series 2015-MTL6 Class B 144A	3.30	2-5-2030	500,000	496,972
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50	10-25-2034	1,040,007	1,033,620
Sequoia Mortgage Trust Series 10 Class 1A ±	1.01	10-20-2027	283,045	276,440
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A(i)(a)	0.50	5-25-2047	1,979,516	1,296,583

Total Non-Agency Mortgage-Backed Securities (Cost $14,551,101)				13,883,722

U.S. Treasury Securities: 5.75%
TIPS	0.38	7-15-2025	1,234,219	1,207,413
U.S. Treasury Bond	2.50	2-15-2045	1,370,000	1,235,889
U.S. Treasury Bond	2.88	8-15-2045	3,000,000	2,933,085
U.S. Treasury Bond	3.00	11-15-2045	790,000	792,564
U.S. Treasury Note	2.00	8-15-2025	830,000	813,822

Total U.S. Treasury Securities (Cost $7,067,568)				6,982,773

Yankee Corporate Bonds and Notes: 5.58%

Consumer Discretionary: 0.29%

Media: 0.29%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	353,821

Energy: 2.21%

Energy Equipment & Services: 0.45%
Ensco plc	4.70	3-15-2021	160,000	139,872
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	405,689

				545,561

Oil, Gas & Consumable Fuels: 1.76%
BP Capital Markets plc	3.81	2-10-2024	110,000	113,226
BP Capital Markets plc	4.50	10-1-2020	350,000	382,883
Petroleos Mexicanos	2.29	2-15-2024	233,750	235,575
Petroleos Mexicanos	2.83	2-15-2024	488,750	503,123
Petroleos Mexicanos	6.38	1-23-2045	250,000	231,875
Statoil ASA	3.25	11-10-2024	310,000	310,458

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	89

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Total Capital International SA	3.70%	1-15-2024	$200,000	$207,068
Weatherford International Limited	4.50	4-15-2022	190,000	149,150

				2,133,358

Financials: 1.06%

Banks: 0.21%
Credit Suisse AG (New York)	3.63	9-9-2024	250,000	252,148

Diversified Financial Services: 0.85%
Shell International Finance BV	3.25	5-11-2025	200,000	198,938
Shell International Finance BV	3.40	8-12-2023	370,000	377,208
Tyco Electronics Group SA	3.50	2-3-2022	450,000	459,351

				1,035,497

Health Care: 0.19%

Pharmaceuticals: 0.19%
Actavis Funding SCS	4.55	3-15-2035	230,000	226,258

Industrials: 0.53%

Aerospace & Defense: 0.41%
BAE Systems plc 144A	4.75	10-11-2021	470,000	502,533

Road & Rail: 0.12%
Canadian Pacific Railway Company	2.90	2-1-2025	150,000	141,156

Information Technology: 0.54%

Semiconductors & Semiconductor Equipment: 0.31%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	373,134

Technology Hardware, Storage & Peripherals: 0.23%
Seagate HDD (Cayman)	4.75	6-1-2023	325,000	287,064

Materials: 0.44%

Metals & Mining: 0.44%
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	370,000	376,794
Teck Resources Limited	3.00	3-1-2019	240,000	161,550

				538,344

Telecommunication Services: 0.32%

Wireless Telecommunication Services: 0.32%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	385,614

Total Yankee Corporate Bonds and Notes (Cost $6,817,312)				6,774,488

Yankee Government Bonds: 0.80%
Hashemite Kingdom of Jordan	3.00	6-30-2025	950,000	975,693

Total Yankee Government Bonds (Cost $950,000)				975,693

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Yield	Shares	Value
Short-Term Investments: 3.67%

Investment Companies: 3.67%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	236,500	$236,500
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.17	4,211,422	4,211,422

Total Short-Term Investments (Cost $4,447,922)			4,447,922

Total investments in securities (Cost $120,793,298) *	100.68%	122,177,616
Other assets and liabilities, net	(0.68)	(821,055)

Total net assets	100.00%	$121,356,561

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

«	All or a portion of this security is on loan.

(i)	Illiquid security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $120,803,524 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,456,556
Gross unrealized losses	(2,082,464)

Net unrealized gains	$1,374,092

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	91

REAL RETURN PORTFOLIO

Security name	Shares	Value

Common Stocks: 12.58%

Consumer Staples: 1.53%

Food Products: 0.70%
Biostime International Holdings Limited	176,000	$296,456
Marine Harvest ASA	4,555	61,586

		358,042

Household Products: 0.83%
Reckitt Benckiser Group plc	4,568	428,615

Energy: 2.16%

Oil, Gas & Consumable Fuels: 2.16%
BP plc	101,076	586,468
Eni SpA	32,056	522,256

		1,108,724

Financials: 4.48%

REITs: 4.48%
American Tower Corporation	3,884	385,992
AvalonBay Communities Incorporated	1,488	270,504
Boston Properties Incorporated	1,800	224,982
General Growth Properties Incorporated	9,274	236,209
Host Hotels & Resorts Incorporated	9,905	164,423
Mid-America Apartment Communities Incorporated	1,710	151,438
Physicians Realty Trust	8,414	134,708
Prologis Incorporated	3,676	157,149
Public Storage Incorporated	916	219,895
Simon Property Group Incorporated	1,345	250,493
Ventas Incorporated	1,922	102,519

		2,298,312

Materials: 4.41%

Chemicals: 2.60%
Akzo Nobel NV	8,858	630,042
Nitto Denko Corporation	10,400	700,881

		1,330,923

Metals & Mining: 1.81%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	6,000	158,700
Detour Gold Corporation †	4,400	45,830
Franco-Nevada Corporation	2,050	98,536
Fresnillo plc	7,800	83,995
Goldcorp Incorporated-U.S. Exchange Traded Shares	12,000	141,720
Newmont Mining Corporation	6,600	121,506
Randgold Resources Limited ADR «	2,850	172,710

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

REAL RETURN PORTFOLIO

Security name			Shares	Value

Metals & Mining (continued)
Royal Gold Incorporated			1,760	$63,272
Tahoe Resources Incorporated			4,800	42,233

				928,502

Total Common Stocks (Cost $6,733,020)				6,453,118

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 10.08%

Consumer Discretionary: 3.56%

Auto Components: 0.50%
Goodyear Tire & Rubber Company	8.25%	8-15-2020	$125,000	130,213
Tenneco Incorporated	6.88	12-15-2020	125,000	129,375

				259,588

Diversified Consumer Services: 0.15%
Service Corporation International	7.00	6-15-2017	70,000	75,250

Hotels, Restaurants & Leisure: 0.32%
Hilton Worldwide Finance LLC	5.63	10-15-2021	50,000	52,060
MGM Resorts International	7.63	1-15-2017	105,000	110,775

				162,835

Household Durables: 0.72%
DR Horton Incorporated	3.63	2-15-2018	135,000	136,688
Jarden Corporation	7.50	5-1-2017	120,000	128,100
Tempur Sealy International Incorporated	6.88	12-15-2020	100,000	105,875

				370,663

Media: 0.91%
CCO Holdings LLC	7.38	6-1-2020	125,000	130,313
CSC Holdings LLC	7.63	7-15-2018	75,000	78,375
DISH DBS Corporation	4.25	4-1-2018	130,000	129,350
Gannett Company Incorporated	5.13	10-15-2019	50,000	52,000
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	75,000	76,406

				466,444

Specialty Retail: 0.71%
Best Buy Company Incorporated	5.00	8-1-2018	100,000	104,000
Limited Brands Incorporated	6.90	7-15-2017	120,000	128,850
Sally Holdings Incorporated	6.88	11-15-2019	125,000	129,525

				362,375

Textiles, Apparel & Luxury Goods: 0.25%
HanesBrands Incorporated	6.38	12-15-2020	125,000	129,219

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	93

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 0.50%

Food Products: 0.25%
Smithfield Foods Incorporated	7.75%	7-1-2017	$120,000	$128,850

Household Products: 0.25%
Spectrum Brands Incorporated	6.38	11-15-2020	120,000	128,400

Energy: 1.03%

Energy Equipment & Services: 0.38%
SESI LLC	6.38	5-1-2019	70,000	68,075
Targa Resources Partners 144A	5.00	1-15-2018	130,000	127,725

				195,800

Oil, Gas & Consumable Fuels: 0.65%
Kinder Morgan Incorporated	7.00	6-15-2017	60,000	62,550
Sabine Pass LNG LP	7.50	11-30-2016	65,000	66,300
Tesoro Corporation	4.25	10-1-2017	65,000	66,463
Tesoro Logistics LP	5.88	10-1-2020	65,000	66,788
WPX Energy Incorporated	5.25	1-15-2017	70,000	69,300

				331,401

Financials: 1.50%

Banks: 0.26%
CIT Group Incorporated	4.25	8-15-2017	130,000	132,560

Consumer Finance: 1.05%
Ally Financial Incorporated	6.25	12-1-2017	125,000	131,875
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	136,279
SLM Corporation	4.63	9-25-2017	130,000	130,000
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	139,725

				537,879

REITs: 0.19%
ARC Properties Operating Partnership LP	2.00	2-6-2017	100,000	98,750

Health Care: 0.52%

Health Care Providers & Services: 0.52%
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	134,375
HCA Incorporated	8.00	10-1-2018	115,000	129,088

				263,463

Industrials: 0.93%

Building Products: 0.18%
USG Corporation	9.75	1-15-2018	80,000	89,800

Diversified Consumer Services: 0.13%
ADT Corporation	2.25	7-15-2017	70,000	69,125

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Machinery: 0.36%
Case New Holland Industrial Incorporated	7.88%	12-1-2017	$65,000	$69,540
Manitowoc Company Incorporated	8.50	11-1-2020	30,000	31,200
SPX Flow Incorporated	6.88	9-1-2017	80,000	84,600

				185,340

Trading Companies & Distributors: 0.26%
United Rentals North America Incorporated	7.38	5-15-2020	125,000	132,500

Information Technology: 0.46%

Communications Equipment: 0.20%
ViaSat Incorporated	6.88	6-15-2020	100,000	103,761

Internet Software & Services: 0.26%
IAC/InterActiveCorp	4.88	11-30-2018	130,000	133,088

Materials: 0.70%

Chemicals: 0.16%
Ashland Incorporated	3.88	4-15-2018	80,000	81,900

Containers & Packaging: 0.51%
Crown Americas LLC	6.25	2-1-2021	125,000	129,214
Owens-Illinois Incorporated	7.80	5-15-2018	120,000	133,200

				262,414

Metals & Mining: 0.03%
US Steel Corporation	7.00	2-1-2018	25,000	15,500

Telecommunication Services: 0.64%

Diversified Telecommunication Services: 0.28%
Frontier Communications Corporation	8.13	10-1-2018	60,000	62,775
Hughes Satelite Systems Corporation	6.50	6-15-2019	75,000	81,000

				143,775

Wireless Telecommunication Services: 0.36%
SBA Communications Corporation	5.63	10-1-2019	80,000	83,200
T-Mobile USA Incorporated	6.46	4-28-2019	100,000	102,750

				185,950

Utilities: 0.24%

Independent Power & Renewable Electricity Producers: 0.24%
NRG Energy Incorporated	7.63	1-15-2018	120,000	124,800

Total Corporate Bonds and Notes (Cost $5,227,053)				5,171,430

Loans: 4.07%

Consumer Discretionary: 0.43%

Media: 0.17%
Virgin Media Investment Holdings Limited ±	3.50	6-30-2023	90,898	89,444

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	95

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail: 0.26%
Michaels Stores Incorporated ±	3.75%	1-28-2020	$133,629	$132,245

Financials: 0.26%

Diversified Financial Services: 0.26%
Delos Finance SARL ±	3.50	3-6-2021	135,000	134,353

Health Care: 0.51%

Health Care Providers & Services: 0.40%
Community Health Systems Incorporated ±	3.66	12-31-2018	133,987	131,441
Iasis Healthcare LLC ±	4.50	5-3-2018	74,616	73,451

				204,892

Pharmaceuticals: 0.11%
Valeant Pharmaceuticals International Incorporated ±	3.50	2-13-2019	60,000	56,475

Industrials: 1.46%

Aerospace & Defense: 0.23%
TransDigm Incorporated ±	3.75	2-28-2020	119,134	116,057

Airlines: 0.26%
Delta Air Lines Incorporated ±	3.25	8-24-2022	135,000	134,606

Commercial Services & Supplies: 0.78%
Hertz Corporation ±	3.00	3-11-2018	133,629	131,709
KAR Auction Services Incorporated ±	3.50	3-11-2021	133,477	132,643
ServiceMaster Company ±	4.25	7-1-2021	133,985	133,052

				397,404

Diversified Consumer Services: 0.19%
NXP BV ±<	0.00	10-30-2020	100,000	99,375

Information Technology: 0.38%

Communications Equipment: 0.25%
Cequel Communications LLC ±	3.50	2-14-2019	130,495	128,537

Internet Software & Services: 0.13%
Zayo Group LLC ±	3.75	5-6-2021	69,472	68,614

Materials: 0.51%

Chemicals: 0.25%
Ineos US Finance LLC ±	3.75	12-15-2020	133,646	129,053

Containers & Packaging: 0.26%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	133,629	131,068

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.52%

Diversified Telecommunication Services: 0.52%
Level 3 Financing Incorporated ±	3.50%	5-31-2022	$135,000	$133,583
West Corporation ±	3.25	6-30-2018	135,000	132,806

				266,389

Total Loans (Cost $2,112,047)				2,088,512

U.S. Treasury Securities: 65.92%
TIPS	0.13	4-15-2017	670,509	669,636
TIPS	0.13	4-15-2018	1,410,278	1,410,260
TIPS	0.13	4-15-2019	2,142,747	2,136,750
TIPS	0.13	4-15-2020	975,485	967,458
TIPS	0.13	1-15-2022	1,534,971	1,499,155
TIPS	0.13	7-15-2022	1,671,137	1,633,580
TIPS	0.13	1-15-2023	1,448,429	1,400,524
TIPS	0.13	7-15-2024	1,538,300	1,475,407
TIPS	0.25	1-15-2025	1,557,223	1,501,219
TIPS	0.38	7-15-2023	1,451,964	1,431,716
TIPS	0.38	7-15-2025	1,364,665	1,335,026
TIPS	0.63	7-15-2021	1,414,759	1,435,538
TIPS	0.63	1-15-2024	1,499,150	1,496,748
TIPS	0.63	2-15-2043	445,050	384,829
TIPS	0.75	2-15-2042	679,243	609,497
TIPS	0.75	2-15-2045	884,196	787,740
TIPS	1.13	1-15-2021	1,321,665	1,372,328
TIPS	1.25	7-15-2020	976,552	1,021,515
TIPS	1.38	7-15-2018	1,064,868	1,105,674
TIPS	1.38	1-15-2020	632,730	661,409
TIPS	1.38	2-15-2044	755,555	785,581
TIPS	1.63	1-15-2018	613,359	634,124
TIPS	1.75	1-15-2028	675,831	749,952
TIPS	1.88	7-15-2019	523,796	558,102
TIPS	2.00	1-15-2026	719,346	809,059
TIPS	2.13	1-15-2019	459,957	488,836
TIPS	2.13	2-15-2040	269,730	324,010
TIPS	2.13	2-15-2041	347,715	419,771
TIPS	2.38	1-15-2025	871,049	1,001,967
TIPS	2.38	1-15-2027	648,984	760,731
TIPS	2.50	1-15-2029	509,832	614,327
TIPS	2.63	7-15-2017	597,028	625,153
TIPS	3.38	4-15-2032	201,090	277,132
TIPS	3.63	4-15-2028	426,657	566,626
TIPS	3.88	4-15-2029	622,421	859,954

Total U.S. Treasury Securities (Cost $33,559,816)				33,811,334

Yankee Corporate Bonds and Notes: 0.77%

Consumer Discretionary: 0.20%

Automobiles: 0.20%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	101,625

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	97

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 0.16%

Banks: 0.16%
Royal Bank of Scotland Group plc	4.70%	7-3-2018	$80,000	$82,957

Health Care: 0.13%

Pharmaceuticals: 0.13%
Mallinckrodt International Finance SA	3.50	4-15-2018	70,000	64,575

Information Technology: 0.04%

Communications Equipment: 0.04%
Nokia Corporation	5.38	5-15-2019	20,000	21,374

Materials: 0.24%

Metals & Mining: 0.24%
ArcelorMittal SA	6.13	6-1-2018	125,000	121,563

Total Yankee Corporate Bonds and Notes (Cost $406,389)				392,094

	Yield		Shares
Short-Term Investments: 6.72%

Investment Companies: 6.67%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18		166,050	166,050
Wells Fargo Government Money Market Fund, Select Class (l)(u)	0.04		3,255,779	3,255,779

				3,421,829

			Principal
U.S. Treasury Securities: 0.05%
U.S. Treasury Bill (z)#	0.08	12-17-2015	$25,000	24,999

Total Short-Term Investments (Cost $3,446,828)				3,446,828

Total investments in securities (Cost $51,485,153) *	100.14%	51,363,316
Other assets and liabilities, net	(0.14)	(69,676)

Total net assets	100.00%	$51,293,640

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $51,526,026 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,224,576
Gross unrealized losses	(1,387,286)

Net unrealized losses	$(162,710)

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 27.91%
FHLMC	6.00%	7-1-2017	$10,705	$10,978
FHLMC	7.50	7-17-2017	13,417	13,580
FHLMC Series T-54 Class 4A ±	3.07	2-25-2043	445,625	479,468
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	549,999	662,697
FHLMC Series T-63 Class 1A1 ±	1.42	2-25-2045	384,879	393,433
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	411,991	482,477
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	606,854	672,116
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	671,385	795,663
FNMA ±	1.42	10-1-2034	237,123	242,987
FNMA ±	1.42	4-1-2044	200,456	205,437
FNMA ±	1.42	10-1-2044	226,745	232,391
FNMA ±	1.48	4-1-2037	250,820	258,018
FNMA ±	1.59	7-1-2017	1,310	1,309
FNMA ±	1.87	9-1-2033	147,202	153,971
FNMA ±	1.90	4-1-2034	348,944	368,421
FNMA ±	1.93	6-1-2033	312,226	327,597
FNMA ±	1.94	10-1-2033	361,064	377,711
FNMA ±	2.03	12-1-2033	256,567	270,320
FNMA ±	2.03	1-1-2036	190,740	201,391
FNMA ±	2.13	6-1-2033	205,586	211,620
FNMA ±	2.16	8-1-2035	246,536	258,819
FNMA ±	2.33	7-1-2035	220,765	235,117
FNMA	5.50	2-1-2017	25,998	26,374
FNMA Series 2003-W4 Class 3A ±	6.54	10-25-2042	251,938	285,788
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	194,162	225,319
FNMA Series 2007-88 Class HC ±	2.41	9-25-2037	234,621	243,868
HUD	0.83	8-1-2016	150,000	149,874

Total Agency Securities (Cost $7,286,206)				7,786,744

Asset-Backed Securities: 25.21%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	66,463	66,428
Ally Auto Receivables Trust Series 2014-SN1 Class A3	0.75	2-21-2017	110,000	109,948
Ally Auto Receivables Trust Series 2014-SN2 Class A2B ±	0.51	3-20-2017	72,321	72,297
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	130,000	129,871
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,236
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	79,007	78,941
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	98,668	98,534
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	125,000	124,734
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	135,000	133,923
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	125,000	124,769
Bank of the West Auto Trust Series 2015-1 Class A2 144A±	0.55	4-16-2018	100,000	99,906
BMW Vehicle Lease Trust Series 2014-1 Class A3	0.73	2-21-2017	90,384	90,342
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	130,000	129,920
Capital Auto Receivables Asset Trust Series 2015-2 Class A1B ±	0.61	10-20-2017	150,000	149,661
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,150
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	101,980	101,735
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	130,000	129,655
CarMax Auto Owner Trust Series 2015-3 Class A2B ±	0.65	11-15-2018	140,000	139,886
Chase Issuance Trust Series 2014-A6 Class A6	1.26	7-15-2019	120,000	120,083
Chrysler Capital Auto Receivables Trust Series 2014-AA Class A3 144A	0.83	9-17-2018	68,875	68,792

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	99

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
CNH Equipment Trust Series 2014-A Class A3	0.84%	5-15-2019	$100,000	$99,777
College Loan Corporation Trust Series 2004-1 Class A4 ±	0.51	4-25-2024	110,000	109,388
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	70,774	70,711
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	130,000	129,762
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	73,178	73,148
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	162,165	162,080
Ford Credit Auto Owner Trust Series 2014-B Class A3	0.90	10-15-2018	120,000	119,895
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	250,000	249,695
GE Equipment LLC Series 2013-2 Class A3	0.92	9-25-2017	81,513	81,503
GE Equipment Small Ticket LLC Series 2014-1A Class A3 144A	0.95	9-25-2017	110,000	110,003
GM Financial Automobile Lease Series 2014-1A Class A3 144A	1.01	5-22-2017	120,000	119,941
GSAMP Trust Series 2005-SEA2 Class A1 144A±	0.57	1-25-2045	196,657	192,668
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	100,000	99,885
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	100,000	99,808
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	140,000	140,041
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 144A	1.42	9-17-2018	130,000	130,132
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	140,000	139,536
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	88,535	88,462
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	130,000	129,580
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	110,000	109,806
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	130,000	130,059
Mercedes Benz Auto Receivables Trust 2015-1 Class A2B ±	0.47	6-15-2018	130,000	129,891
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3	1.10	8-15-2017	130,000	130,015
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	88,346	88,196
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	130,000	129,771
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	135,000	134,395
Nissan Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.48	7-16-2018	130,000	129,938
Santander Drive Auto Receivables Trust Series 2015-3 Class A2A	1.02	9-17-2018	135,210	135,068
Santander Drive Auto Receivables Trust Series 2015-4 Class A2B ±	0.90	12-17-2018	130,000	129,948
SunTrust Auto Receivables Trust Series 2015-1A Class A2 144A	0.99	6-15-2018	140,000	140,066
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	93,514	93,408
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	110,000	109,873
Toyota Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.41	11-15-2017	135,000	134,897
Toyota Auto Receivables Owner Trust Series 2015-C Class A2B ±	0.53	2-15-2018	120,000	119,952
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	133,846	133,643
Volkswagen Auto Lease Trust Series 2015-A Class A3	1.25	12-20-2017	130,000	129,003
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	100,000	99,820
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	150,000	150,217
World Omni Auto Receivables Trust 2015-B	0.96	7-15-2019	130,000	129,807

Total Asset-Backed Securities (Cost $7,044,803)				7,033,599

Corporate Bonds and Notes: 22.63%

Consumer Discretionary: 0.58%

Specialty Retail: 0.58%
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	161,319

Consumer Staples: 2.47%

Beverages: 0.75%
Brown-Forman Corporation	2.50	1-15-2016	120,000	120,236
PepsiCo Incorporated ±	0.57	7-17-2017	90,000	89,986

				210,222

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Food Products: 1.72%
Cargill Incorporated 144A	1.90%	3-1-2017	$114,000	$114,769
Diageo Capital plc	1.50	5-11-2017	90,000	90,049
General Mills Incorporated	5.70	2-15-2017	85,000	89,487
H.J. Heinz Company 144A	1.60	6-30-2017	90,000	90,089
Kellogg Company	4.45	5-30-2016	94,000	95,592

				479,986

Energy: 0.77%

Oil, Gas & Consumable Fuels: 0.77%
Chevron Corporation ±	0.48	2-22-2017	110,000	109,933
Chevron Corporation	1.34	11-9-2017	30,000	30,045
Marathon Oil Corporation	6.00	10-1-2017	70,000	74,249

				214,227

Financials: 9.42%

Banks: 2.93%
Bank of America Corporation	1.25	1-11-2016	70,000	70,032
Bank of America Corporation	3.88	3-22-2017	70,000	72,130
Branch Banking & Trust Company ±	0.66	9-13-2016	250,000	249,569
Citigroup Incorporated	1.85	11-24-2017	40,000	40,020
Citigroup Incorporated	4.59	12-15-2015	90,000	90,136
HSBC USA Incorporated ±	1.11	8-7-2018	110,000	109,835
JPMorgan Chase & Company	3.15	7-5-2016	120,000	121,620
JPMorgan Chase & Company	6.00	1-15-2018	60,000	65,211

				818,553

Capital Markets: 1.64%
Bank of New York Mellon Corporation	2.50	1-15-2016	115,000	115,286
Goldman Sachs Group Incorporated	2.38	1-22-2018	40,000	40,511
Goldman Sachs Group Incorporated	5.35	1-15-2016	90,000	90,493
Morgan Stanley	4.75	3-22-2017	50,000	52,075
Morgan Stanley	5.55	4-27-2017	115,000	121,374
State Street Corporation	2.88	3-7-2016	37,000	37,230

				456,969

Consumer Finance: 2.36%
American Honda Finance Corporation	0.95	5-5-2017	60,000	59,761
American Honda Finance Corporation	1.13	10-7-2016	50,000	50,118
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,081
BMW Bank North America	0.70	7-18-2016	245,000	245,476
Daimler Finance North America LLC 144A	2.63	9-15-2016	150,000	151,657
Toyota Motor Credit Corporation	2.05	1-12-2017	120,000	121,345

				658,438

Diversified Financial Services: 0.67%
AIG Global Funding 144A	1.65	12-15-2017	100,000	100,166
General Electric Capital Corporation	5.63	9-15-2017	80,000	86,087

				186,253

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	101

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 0.61%
MetLife Global Funding 144A	3.13%	1-11-2016	$100,000	$100,266
New York Life Global Funding 144A	1.55	11-2-2018	70,000	69,601

				169,867

REITs: 1.21%
AvalonBay Communities Incorporated	5.70	3-15-2017	80,000	84,077
Boston Properties LP	3.70	11-15-2018	90,000	93,548
ERP Operating LP	5.38	8-1-2016	89,000	91,362
ERP Operating LP	5.75	6-15-2017	66,000	70,109

				339,096

Health Care: 0.83%

Health Care Equipment & Supplies: 0.18%
Becton Dickinson & Company	1.80	12-15-2017	50,000	50,112

Health Care Providers & Services: 0.25%
UnitedHealth Group Incorporated	1.45	7-17-2017	70,000	70,225

Pharmaceuticals: 0.40%
AbbVie Incorporated	1.80	5-14-2018	20,000	19,977
Merck & Company Incorporated ±	0.47	2-10-2017	90,000	89,946

				109,923

Industrials: 2.51%

Aerospace & Defense: 0.11%
Lockheed Martin Corporation	1.85	11-23-2018	30,000	30,041

Commercial Services & Supplies: 0.72%
Cintas Corporation No. 2	2.85	6-1-2016	80,000	80,691
Cooper US Incorporated	2.38	1-15-2016	120,000	120,236

				200,927

Electrical Equipment: 0.33%
ABB Treasury Center USA Incorporated 144A	2.50	6-15-2016	90,000	90,719

Machinery: 0.32%
Caterpillar Financial Service	1.80	11-13-2018	90,000	90,274

Road & Rail: 1.03%
Burlington Northern Santa Fe LLC	5.65	5-1-2017	80,000	84,766
Norfolk Southern Corporation	5.75	1-15-2016	106,000	106,626
Union Pacific Corporation	5.75	11-15-2017	90,000	97,390

				288,782

Information Technology: 1.33%

Communications Equipment: 0.32%
Cisco Systems Incorporated ±	0.65	6-15-2018	90,000	89,928

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Software: 0.33%
Oracle Corporation ±	0.52%	7-7-2017	$90,000	$89,984

Technology Hardware, Storage & Peripherals: 0.68%
Apple Incorporated	0.90	5-12-2017	90,000	89,967
HP Enterprise Company 144A	2.45	10-5-2017	100,000	100,230

				190,197

Materials: 0.97%

Chemicals: 0.97%
Ecolab Incorporated	3.00	12-8-2016	90,000	91,631
Praxair Incorporated	1.05	11-7-2017	90,000	89,251
Sherwin-Williams Company	1.35	12-15-2017	90,000	89,376

				270,258

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.79%
AT&T Incorporated	1.60	2-15-2017	90,000	90,349
Verizon Communications Incorporated	1.35	6-9-2017	130,000	130,075

				220,424

Utilities: 2.96%

Electric Utilities: 1.66%
Commonwealth Edison Company	5.95	8-15-2016	120,000	124,199
Connecticut Light & Power	5.38	3-1-2017	75,000	78,215
Sierra Pacific Power Company	6.00	5-15-2016	120,000	122,715
Southern California Edison Company	1.13	5-1-2017	90,000	89,843
Xcel Energy Incorporated	1.20	6-1-2017	50,000	49,771

				464,743

Gas Utilities: 0.52%
Questar Corporation	2.75	2-1-2016	144,000	144,408

Multi-Utilities: 0.78%
Consumers Energy Company	5.15	2-15-2017	130,000	135,885
Entergy Mississippi Incorporated	3.25	6-1-2016	80,000	80,700

				216,585

Total Corporate Bonds and Notes (Cost $6,314,291)				6,312,460

Municipal Obligations: 1.89%

Arizona: 0.25%
Arizona School Facilities Board Certificate of Participation Series A-3 (Miscellaneous Revenue)	0.95	9-1-2016	70,000	69,981

Michigan: 0.70%
Chippewa Valley MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	1.18	5-1-2017	60,000	60,037
Saranac MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	1.03	5-1-2016	135,000	135,050

				195,087

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	103

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 0.11%
Saint Paul MN Housing & Redevelopment Authority HealthPartners Obligated Group Series B (Health Revenue)	1.04%	7-1-2016	$30,000	$29,969

North Carolina: 0.55%
North Carolina Education Assistance Authority Student Loan Backed notes Series 2011-1 Tranche A-2 (Education Revenue) ±	1.22	1-26-2026	152,245	152,712

Pennsylvania: 0.28%
Chester County PA (GO Revenue)	0.59	5-15-2016	80,000	79,947

Total Municipal Obligations (Cost $527,711)				527,696

Non-Agency Mortgage-Backed Securities: 6.34%
Bear Stearns Commercial Mortgage Securities Trust Series 2007 PW16 Class A1A ±	5.91	6-11-2040	106,814	112,383
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	129,713	136,971
CIT Education Loan Trust Series 2005-1 Class A3 ±	0.46	3-15-2026	79,047	77,906
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	125,000	124,611
CNH Equipment Trust Series 2015 Class A2B ±	0.67	12-17-2018	140,000	140,102
Commercial Mortgage Trust Pass-Through Certificates Series 2007-C9 Class A4 ±	5.99	12-10-2049	140,000	147,045
Dell Equipment Finance Trust 2015-1 Class A2 144A	1.01	7-24-2017	140,000	139,856
GAHR Commercial Mortgage Trust Series 2015 144A±	1.50	12-15-2016	140,000	139,911
GE Equipment Transportation LLC Series 2014-1 Class A3	0.97	4-23-2018	120,000	119,825
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	105,598	109,715
Morgan Stanley Capital I Series 2007-T27 Class A4 ±	5.82	6-11-2042	123,072	129,381
SLMA Series 2014-1 Class A1 ±	0.50	5-28-2019	17,706	17,684
SLMA Series 2006 1 A5 ±	0.43	7-26-2021	135,000	131,994
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	138,737	139,027
Towd Point Mortgage Trust Series 2015-6-A1 144A±(a)	3.50	4-25-2055	100,000	101,269

Total Non-Agency Mortgage-Backed Securities (Cost $1,788,989)				1,767,680

U.S. Treasury Securities: 5.89%
U.S. Treasury Note	0.63	7-31-2017	300,000	298,828
U.S. Treasury Note	0.63	9-30-2017	1,350,000	1,343,250

Total U.S. Treasury Securities (Cost $1,646,147)				1,642,078

Yankee Corporate Bonds and Notes: 3.69%

Energy: 1.22%

Oil, Gas & Consumable Fuels: 1.22%
Schlumberger SA 144A	2.65	1-15-2016	100,000	100,238
Shell International Finance Company ±	0.66	5-10-2017	90,000	89,975
Total Capital SA	2.30	3-15-2016	150,000	150,725

				340,938

Financials: 1.65%

Banks: 0.92%
Bank of Nova Scotia ±	0.80	6-11-2018	90,000	89,819
BNP Paribas	3.60	2-23-2016	75,000	75,477
Toronto Dominion Bank ±	0.86	7-23-2018	90,000	89,891

				255,187

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 0.73%
ConocoPhillips Canada Funding Company	5.63%	10-15-2016	$100,000	$103,780
Deutsche Bank AG (London)	3.25	1-11-2016	100,000	100,239

				204,019

Industrials: 0.82%

Machinery: 0.29%
Pentair Finance SA	1.35	12-1-2015	80,000	80,000

Road & Rail: 0.53%
Canadian National Railway Company	1.45	12-15-2016	90,000	90,553
Canadian National Railway Company	5.80	6-1-2016	57,000	58,436

				148,989

Total Yankee Corporate Bonds and Notes (Cost $1,029,708)				1,029,133

	Yield		Shares
Short-Term Investments: 6.17%

Investment Companies: 4.11%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		1,145,992	1,145,992

			Principal
U.S. Treasury Securities: 2.06%
U.S Treasury Bill (z)#	0.22	3-3-2016	$575,000	574,678

Total Short-Term Investments (Cost $1,720,647)				1,720,670

Total investments in securities (Cost $27,348,502) *	99.73%	27,820,060
Other assets and liabilities, net	0.27	76,663

Total net assets	100.00%	$27,896,723

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $26,784,231 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,101,788
Gross unrealized losses	(65,959)

Net unrealized gains	$1,035,829

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

106	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2015 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$306,538,283	$116,615,718
In affiliated securities, at value (see cost below)	14,406,902	2,802,541

Total investments, at value (see cost below)	320,945,185	119,418,259
Cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	0	121,450
Receivable for dividends	597,245	103,426
Receivable for securities lending income	966	641
Prepaid expenses and other assets	4,408	5,307

Total assets	321,547,804	119,649,083

Liabilities
Payable for investments purchased	0	146,808
Payable upon receipt of securities loaned	4,278,750	1,326,875
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	169,545	52,402
Accrued expenses and other liabilities	26,016	25,248

Total liabilities	4,474,311	1,551,333

Total net assets	$317,073,493	$118,097,750

Investments in unaffiliated securities (including securities on loan), at cost	$240,460,541	$75,203,099

Investments in affiliated securities, at cost	$14,406,902	$2,802,541

Total investments, at cost	$254,867,443	$78,005,640

Securities on loan, at value	$4,192,650	$1,298,417

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	107

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,006,634,764	$2,439,531,214	$151,276,066	$482,006,111	$77,526,426	$1,096,406,707	$198,475,538
109,355,356	78,314,451	5,627,099	19,508,327	4,891,001	176,294,186	12,783,629

1,115,990,120	2,517,845,665	156,903,165	501,514,438	82,417,427	1,272,700,893	211,259,167
0	0	0	0	0	0	9,762
0	0	55,488	9,263,631	0	0	0
2,900,476	22,479,271	684,540	0	678,828	3,235,001	2,799,733
6,402	5,820,405	209,219	1,575,575	173,142	362,879	238,835
335,217	15,506	5,635	28,485	2,440	290,585	4,653
3,410	21,849	18,636	11,613	6,885	17,022	3,350

1,119,235,625	2,546,182,696	157,876,683	512,393,742	83,278,722	1,276,606,380	214,315,500

3,644,031	0	53,395	0	798,059	0	1,474,888
97,288,111	13,080,495	1,302,812	15,597,666	3,413,200	118,989,418	4,795,850
0	181,800	0	0	0	0	0
666,423	176,909	108,660	346,379	40,928	717,492	134,522
40,995	40,030	41,137	38,760	25,220	24,548	24,193

101,639,560	13,479,234	1,506,004	15,982,805	4,277,407	119,731,458	6,429,453

$1,017,596,065	$2,532,703,462	$156,370,679	$496,410,937	$79,001,315	$1,156,874,922	$207,886,047

$760,204,702	$1,188,428,645	$126,347,077	$519,319,145	$67,502,414	$995,453,082	$174,801,497

$109,355,356	$60,485,228	$5,627,099	$19,508,327	$4,891,001	$176,294,186	$12,783,629

$869,560,058	$1,248,913,873	$131,974,176	$538,827,472	$72,393,415	$1,171,747,268	$187,585,126

$94,857,530	$12,747,497	$1,240,646	$14,809,795	$3,325,447	$115,718,547	$4,677,670

$0	$0	$55,503	$9,665,860	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2015 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,779,115,563	$117,729,694
In affiliated securities, at value (see cost below)	332,932,327	4,447,922

Total investments, at value (see cost below)	4,112,047,890	122,177,616
Cash	3,585,903	0
Segregated cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	297,335,015	92,075
Receivable for interest	14,859,972	951,310
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	22,100	42
Prepaid expenses and other assets	37,966	5,652

Total assets	4,427,888,846	123,226,695

Liabilities
Payable for investments purchased	707,879,734	1,576,449
Payable upon receipt of securities loaned	60,450,000	236,500
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	1,011,736	29,946
Professional fees payable	37,201	25,310
Accrued expenses and other liabilities	56,959	1,929

Total liabilities	769,435,630	1,870,134

Total net assets	$3,658,453,216	$121,356,561

Investments in unaffiliated securities (including securities on loan), at cost	$3,782,648,495	$116,345,376

Investments in affiliated securities, at cost	$332,932,327	$4,447,922

Total investments, at cost	$4,115,580,822	$120,793,298

Securities on loan, at value	$59,259,188	$231,503

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	109

Real Return Portfolio	Stable Income Portfolio

$47,941,487	$26,674,068
3,421,829	1,145,992

51,363,316	27,820,060
171	0
0	13,500
5,124	0
5,139	0
216,420	86,114
0	703
87	0
3,006	2,369

51,593,263	27,922,746

103,035	0
166,050	0
406	0
11,646	2,595
17,754	22,193
732	1,235

299,623	26,023

$51,293,640	$27,896,723

$48,063,324	$26,202,510

$3,421,829	$1,145,992

$51,485,153	$27,348,502

$162,486	$0

$5,147	$0

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Allocation Funds	Statements of operations—six months ended November 30, 2015 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$3,185,662	$520,296
Income from affiliated securities	9,012	1,195
Securities lending income, net	4,606	3,218
Interest	0	0

Total investment income	3,199,280	524,709

Expenses
Advisory fee	1,068,535	387,876
Custody and accounting fees	12,147	11,724
Professional fees	22,130	24,088
Shareholder report expenses	531	1,025
Trustees’ fees and expenses	6,301	6,473
Other fees and expenses	4,550	6,702

Total expenses	1,114,194	437,888
Less: Fee waivers and/or expense reimbursements	0	(66,660)

Net expenses	1,114,194	371,228

Net investment income (loss)	2,085,086	153,481

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	10,230,399	4,189,078
Affiliated securities	0	0
Futures transactions	0	0

Net realized gain (losses) on investments	10,230,399	4,189,078

Net change in unrealized gains (losses) on:
Unaffiliated securities	(20,364,413)	(2,879,730)
Affiliated securities	0	0
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	(20,364,413)	(2,879,730)

Net realized and unrealized gains (losses) on investments	(10,134,014)	1,309,348

Net increase (decrease) in net assets resulting from operations	$(8,048,928)	$1,462,829

* Net of foreign dividend withholding taxes in the amount of	$17,263	$1,173

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	111

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$446,429	$27,262,952	$785,935	$5,888,648	$828,105	$2,031,225	$1,673,963
18,887	505,801	3,876	4,240	1,585	38,880	4,714
974,921	62,626	15,220	183,620	13,516	852,443	15,804
0	264	0	0	0	0	0

1,440,237	27,831,643	805,031	6,076,508	843,206	2,922,548	1,694,481

4,318,734	1,090,712	652,569	2,142,625	257,317	3,793,458	828,526
31,798	73,520	49,094	94,192	5,761	32,910	11,363
23,493	30,361	26,642	30,417	23,654	24,297	23,329
2,262	3,562	756	1,323	615	992	1,394
6,125	4,773	6,430	5,982	6,121	5,971	6,023
17,017	193,132	24,191	26,968	7,765	12,515	4,721

4,399,429	1,396,060	759,682	2,301,507	301,233	3,870,143	875,356
0	(11,554)	0	0	(8,922)	0	0

4,399,429	1,384,506	759,682	2,301,507	292,311	3,870,143	875,356

(2,959,192)	26,447,137	45,349	3,775,001	550,895	(947,595)	819,125

30,516,698	76,603,043	(2,006,489)	68,474	1,589,301	(33,533,955)	14,137,854
0	1,061,279	0	0	0	0	0
0	40,989	0	0	0	0	0

30,516,698	77,705,311	(2,006,489)	68,474	1,589,301	(33,533,955)	14,137,854

(115,631,449)	(111,490,822)	(10,962,419)	(53,900,425)	(4,975,347)	(33,388,318)	(23,027,705)
0	(1,620,608)	0	0	0	0	0
0	935	0	0	0	0	0

(115,631,449)	(113,110,495)	(10,962,419)	(53,900,425)	(4,975,347)	(33,388,318)	(23,027,705)

(85,114,751)	(35,405,184)	(12,968,908)	(53,831,951)	(3,386,046)	(66,922,273)	(8,889,851)

$(88,073,943)	$(8,958,047)	$(12,923,559)	$(50,056,950)	$(2,835,151)	$(67,869,868)	$(8,070,726)

$0	$3,832	$10,924	$657,280	$784	$6,205	$0

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Allocation Funds	Statements of operations—six months ended November 30, 2015 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Investment income
Interest*	$41,053,852	$2,148,391
Income from affiliated securities	122,031	1,312
Securities lending income, net	63,914	276
Dividends	0	0

Total investment income	41,239,797	2,149,979

Expenses
Advisory fee	6,666,958	239,896
Custody and accounting fees	101,992	7,613
Professional fees	39,202	27,765
Shareholder report expenses	2,033	1,318
Trustees’ fees and expenses	5,722	6,544
Other fees and expenses	11,526	3,669

Total expenses	6,827,433	286,805
Less: Fee waivers and/or expense reimbursements	(268,428)	(53,626)

Net expenses	6,559,005	233,179

Net investment income	34,680,792	1,916,800

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(1,762,633)	955,253
Futures transactions	0	0
TBA sale commitments	305,506	0

Net realized gain (losses) on investments	(1,457,127)	955,253

Net change in unrealized gains (losses) on:
Unaffiliated securities	(36,347,983)	(2,407,955)
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	(36,347,983)	(2,407,955)

Net realized and unrealized gains (losses) on investments	(37,805,110)	(1,452,702)

Net increase (decrease) in net assets resulting from operations	$(3,124,318)	$464,098

* Net of foreign interest withholding taxes in the amount of	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	113

Real Return Portfolio	Stable Income Portfolio

$495,671	$214,645
152	512
5,818	165
85,388	0

587,029	215,322

101,540	40,654
6,179	4,728
22,216	26,399
717	862
7,328	7,050
4,289	3,470

142,269	83,163
(30,930)	(28,213)

111,339	54,950

475,690	160,372

(61,660)	(179)
7,530	(6,450)
0	0

(54,130)	(6,629)

(1,916,517)	(92,713)
(2,851)	8,251

(1,919,368)	(84,462)

(1,973,498)	(91,091)

$(1,497,808)	$69,281

$5,397	$0

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$2,085,086	$3,962,347
Net realized gains on investments	10,230,399	41,880,494
Net change in unrealized gains (losses) on investments	(20,364,413)	(13,267,776)

Net increase (decrease) in net assets resulting from operations	(8,048,928)	32,575,065

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	26,534,974	32,358,693
Withdrawals	(36,947,357)	(46,347,409)

Net decrease in net assets resulting from capital share transactions	(10,412,383)	(13,988,716)

Total increase (decrease) in net assets	(18,461,311)	18,586,349

Net assets
Beginning of period	335,534,804	316,948,455

End of period	$317,073,493	$335,534,804

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	115

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$153,481	$378,418
Net realized gains on investments	4,189,078	13,356,513
Net change in unrealized gains (losses) on investments	(2,879,730)	2,762,375

Net increase in net assets resulting from operations	1,462,829	16,497,306

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,990,449	1,385,145
Withdrawals	(8,685,389)	(38,000,934)

Net decrease in net assets resulting from capital share transactions	(6,694,940)	(36,615,789)

Total decrease in net assets	(5,232,111)	(20,118,483)

Net assets
Beginning of period	123,329,861	143,448,344

End of period	$118,097,750	$123,329,861

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment loss	$(2,959,192)	$(7,075,125)
Net realized gains on investments	30,516,698	124,199,895
Net change in unrealized gains (losses) on investments	(115,631,449)	125,177,937

Net increase (decrease) in net assets resulting from operations	(88,073,943)	242,302,707

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	70,849,193	45,776,720
Withdrawals	(112,946,618)	(236,510,647)

Net decrease in net assets resulting from capital share transactions	(42,097,425)	(190,733,927)

Total increase (decrease) in net assets	(130,171,368)	51,568,780

Net assets
Beginning of period	1,147,767,433	1,096,198,653

End of period	$1,017,596,065	$1,147,767,433

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	117

	Index Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$26,447,137	$54,937,429
Net realized gains on investments	77,705,311	151,694,995
Net change in unrealized gains (losses) on investments	(113,110,495)	106,085,589

Net increase (decrease) in net assets resulting from operations	(8,958,047)	312,718,013

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	35,484,942	163,917,502
Withdrawals	(264,067,367)	(543,742,749)

Net decrease in net assets resulting from capital share transactions	(228,582,425)	(379,825,247)

Total decrease in net assets	(237,540,472)	(67,107,234)

Net assets
Beginning of period	2,770,243,934	2,837,351,168

End of period	$2,532,703,462	$2,770,243,934

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Allocation Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$45,349	$1,168,188
Net realized gains (losses) on investments	(2,006,489)	5,764,586
Net change in unrealized gains (losses) on investments	(10,962,419)	1,080,710

Net increase (decrease) in net assets resulting from operations	(12,923,559)	8,013,484

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	13,012,480	9,541,797
Withdrawals	(2,122,571)	(15,259,152)

Net increase (decrease) in net assets resulting from capital share transactions	10,889,909	(5,717,355)

Total increase (decrease) in net assets	(2,033,650)	2,296,129

Net assets
Beginning of period	158,404,329	156,108,200

End of period	$156,370,679	$158,404,329

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	119

	International Value Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$3,775,001	$12,375,837
Net realized gains on investments	68,474	12,459,307
Net change in unrealized gains (losses) on investments	(53,900,425)	(27,933,255)

Net decrease in net assets resulting from operations	(50,056,950)	(3,098,111)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	16,809,245	42,159,536
Withdrawals	(4,555,006)	(17,083,113)

Net increase in net assets resulting from capital share transactions	12,254,239	25,076,423

Total increase (decrease) in net assets	(37,802,711)	21,978,312

Net assets
Beginning of period	534,213,648	512,235,336

End of period	$496,410,937	$534,213,648

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Allocation Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$550,895	$964,436
Net realized gains on investments	1,589,301	9,724,164
Net change in unrealized gains (losses) on investments	(4,975,347)	(3,904,014)

Net increase (decrease) in net assets resulting from operations	(2,835,151)	6,784,586

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,593,477	1,636,829
Withdrawals	(3,253,299)	(21,975,522)

Net decrease in net assets resulting from capital share transactions	(659,822)	(20,338,693)

Total decrease in net assets	(3,494,973)	(13,554,107)

Net assets
Beginning of period	82,496,288	96,050,395

End of period	$79,001,315	$82,496,288

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	121

	Small Company Growth Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment loss	$(947,595)	$(1,603,331)
Net realized gains (losses) on investments	(33,533,955)	17,519,892
Net change in unrealized gains (losses) on investments	(33,388,318)	73,745,204

Net increase (decrease) in net assets resulting from operations	(67,869,868)	89,661,765

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	502,985,505	343,108,775
Withdrawals	(29,626,135)	(37,300,648)

Net increase in net assets resulting from capital share transactions	473,359,370	305,808,127

Total increase in net assets	405,489,502	395,469,892

Net assets
Beginning of period	751,385,420	355,915,528

End of period	$1,156,874,922	$751,385,420

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Allocation Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$819,125	$1,850,375
Net realized gains on investments	14,137,854	16,879,349
Net change in unrealized gains (losses) on investments	(23,027,705)	(3,678,556)

Net increase (decrease) in net assets resulting from operations	(8,070,726)	15,051,168

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	9,367,320	22,862,632
Withdrawals	(9,106,770)	(28,565,086)

Net increase (decrease) in net assets resulting from capital share transactions	260,550	(5,702,454)

Total increase (decrease) in net assets	(7,810,176)	9,348,714

Net assets
Beginning of period	215,696,223	206,347,509

End of period	$207,886,047	$215,696,223

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	123

	Core Bond Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$34,680,792	$58,488,996
Net realized gains (losses) on investments	(1,457,127)	54,777,871
Net change in unrealized gains (losses) on investments	(36,347,983)	(15,603,380)

Net increase (decrease) in net assets resulting from operations	(3,124,318)	97,663,487

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	303,917,312	1,275,843,092
Withdrawals	(394,886,755)	(517,501,361)

Net increase (decrease) in net assets resulting from capital share transactions	(90,969,443)	758,341,731

Total increase (decrease) in net assets	(94,093,761)	856,005,218

Net assets
Beginning of period	3,752,546,977	2,896,541,759

End of period	$3,658,453,216	$3,752,546,977

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Allocation Funds	Statements of changes in net assets

	Managed Fixed Income Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$1,916,800	$3,704,473
Net realized gains on investments	955,253	1,635,962
Net change in unrealized gains (losses) on investments	(2,407,955)	(507,703)

Net increase in net assets resulting from operations	464,098	4,832,732

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	8,875,167	17,767,001
Withdrawals	(9,068,438)	(14,012,007)

Net increase (decrease) in net assets resulting from capital share transactions	(193,271)	3,754,994

Total increase in net assets	270,827	8,587,726

Net assets
Beginning of period	121,085,734	112,498,008

End of period	$121,356,561	$121,085,734

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	125

	Real Return Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$475,690	$400,921
Net realized gains (losses) on investments	(54,130)	1,132,514
Net change in unrealized gains (losses) on investments	(1,919,368)	(896,307)

Net increase (decrease) in net assets resulting from operations	(1,497,808)	637,128

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	8,862,425	12,526,145
Withdrawals	(4,467,761)	(11,966,906)

Net increase in net assets resulting from capital share transactions	4,394,664	559,239

Total increase in net assets	2,896,856	1,196,367

Net assets
Beginning of period	48,396,784	47,200,417

End of period	$51,293,640	$48,396,784

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Allocation Funds	Statements of changes in net assets

	Stable Income Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$160,372	$308,337
Net realized gains (losses) on investments	(6,629)	148
Net change in unrealized gains (losses) on investments	(84,462)	(79,402)

Net increase in net assets resulting from operations	69,281	229,083

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,484,007	3,703,378
Withdrawals	(1,732,369)	(1,665,191)

Net increase in net assets resulting from capital share transactions	751,638	2,038,187

Total increase in net assets	820,919	2,267,270

Net assets
Beginning of period	27,075,804	24,808,534

End of period	$27,896,723	$27,075,804

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	127

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses	Total return[1]

C&B Large Cap Value Portfolio
Six months ended November 30, 2015 (unaudited)	1.27%	0.68%	0.68%	(2.13)%	18%
Year ended May 31, 2015	1.20%	0.68%	0.68%	10.29%	35%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
Year ended May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%
Year ended May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
Year ended September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%

Diversified Large Cap Growth Portfolio
Six months ended November 30, 2015 (unaudited)	0.26%	0.73%	0.62%	1.28%	28%
Year ended May 31, 2015	0.28%	0.72%	0.62%	13.11%	46%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
Year ended May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%
Year ended May 31, 2011[2,3]	0.40%	0.69%	0.62%	22.78%	101%
Year ended September 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%

Emerging Growth Portfolio
Six months ended November 30, 2015 (unaudited)	(0.54)%	0.80%	0.80%	(7.70)%	40%
Year ended May 31, 2015	(0.63)%	0.80%	0.80%	24.02%	56%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
Year ended May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%
Year ended May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
Year ended September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%

Index Portfolio
Six months ended November 30, 2015 (unaudited)	2.05%	0.11%	0.11%	(0.27)%	2%
Year ended May 31, 2015	1.96%	0.11%	0.11%	11.69%	4%
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
Year ended May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%
Year ended May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
Year ended September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%

International Growth Portfolio
Six months ended November 30, 2015 (unaudited)	0.06%	0.99%	0.99%	(8.10)%	22%
Year ended May 31, 2015	0.76%	1.00%	1.00%	5.13%	51%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
Year ended May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%
Year ended May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
Year ended September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%

International Value Portfolio
Six months ended November 30, 2015 (unaudited)	1.50%	0.91%	0.91%	(9.32)%	5%
Year ended May 31, 2015	2.45%	0.91%	0.91%	(1.04)%	18%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
Year ended May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%
Year ended May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
Year ended September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%

Please see footnotes on page 131.

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses	Total return[1]

Large Company Value Portfolio
Six months ended November 30, 2015 (unaudited)	1.39%	0.76%	0.74%	(3.40)%	30%
Year ended May 31, 2015	1.09%	0.74%	0.74%	7.90%	72%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
Year ended May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%
Year ended May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
Year ended September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%

Small Company Growth Portfolio
Six months ended November 30, 2015 (unaudited)	(0.20)%	0.80%	0.80%	(6.99)%	24%
Year ended May 31, 2015	(0.32)%	0.82%	0.82%	18.07%	58%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
Year ended May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%
Year ended May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
Year ended September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%

Small Company Value Portfolio
Six months ended November 30, 2015 (unaudited)	0.79%	0.85%	0.85%	(3.82)%	34%
Year ended May 31, 2015	0.89%	0.84%	0.84%	7.29%	54%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
Year ended May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%
Year ended May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
Year ended September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%

Core Bond Portfolio
Six months ended November 30, 2015 (unaudited)	1.85%	0.36%	0.35%	(0.10)%	303%
Year ended May 31, 2015	1.82%	0.37%	0.35%	3.22%	586%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
Year ended May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%
Year ended May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%

Managed Fixed Income Portfolio
Six months ended November 30, 2015 (unaudited)	3.20%	0.48%	0.39%	0.35%	14%
Year ended May 31, 2015	3.20%	0.48%	0.39%	4.23%	31%
Year ended May 31, 2014	3.33%	0.48%	0.39%	3.07%	35%
Year ended May 31, 2013	3.42%	0.47%	0.39%	4.81%	49%
Year ended May 31, 2012	3.83%	0.46%	0.39%	6.97%	51%
Year ended May 31, 2011	3.97%	0.45%	0.39%	8.84%	104%

Real Return Portfolio
Six months ended November 30, 2015 (unaudited)	1.87%	0.56%	0.44%	(3.03)%	9%
Year ended May 31, 2015	0.89%	0.57%	0.44%	1.50%	57%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
Year ended May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%
Year ended May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%

Stable Income Portfolio
Six months ended November 30, 2015 (unaudited)	1.18%	0.61%	0.41%	0.28%	13%
Year ended May 31, 2015	1.20%	0.64%	0.41%	0.89%	26%
Year ended May 31, 2014	1.41%	0.66%	0.41%	1.52%	33%
Year ended May 31, 2013	1.50%	0.58%	0.41%	2.78%	20%
Year ended May 31, 2012	1.76%	0.59%	0.41%	1.71%	11%
Year ended May 31, 2011	2.02%	0.54%	0.40%	2.97%	14%

Please see footnotes on page 131.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	129

[1]	Returns for periods of less than one year are not annualized.

[2]	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

[3]	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: the Wells Fargo C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), the Wells Fargo Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), the Wells Fargo Emerging Growth Portfolio (“Emerging Growth Portfolio”), the Wells Fargo Index Portfolio (“Index Portfolio”), the Wells Fargo International Growth Portfolio (“International Growth Portfolio”), the Wells Fargo International Value Portfolio (“International Value Portfolio”), the Wells Fargo Large Company Value Portfolio (“Large Company Value Portfolio”), the Wells Fargo Small Company Growth Portfolio (“Small Company Growth Portfolio”), the Wells Fargo Small Company Value Portfolio (“Small Company Value Portfolio”), the Wells Fargo Core Bond Portfolio (“Core Bond Portfolio”), the Wells Fargo Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), the Wells Fargo Real Return Portfolio (“Real Return Portfolio”), and the Wells Fargo Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2015, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	131

Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

The Portfolios may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment

132	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Portfolios are subject to interest rate risk or equity price risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

The Portfolios may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

The Portfolios may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	133

Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

134	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
C&B Large Cap Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$43,570,238	$0	$0	$43,570,238
Consumer staples	27,529,378	0	0	27,529,378
Energy	25,757,630	0	0	25,757,630
Financials	80,695,540	0	0	80,695,540
Health care	49,510,371	0	0	49,510,371
Industrials	57,225,373	0	0	57,225,373
Information technology	10,273,624	0	0	10,273,624
Materials	11,976,129	0	0	11,976,129

Short-term investments
Investment companies	10,128,152	4,278,750	0	14,406,902
Total assets	$316,666,435	$4,278,750	$0	$320,945,185
Diversified Large Cap Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$28,608,374	$0	$0	$28,608,374
Consumer staples	5,983,717	0	0	5,983,717
Energy	1,099,377	0	0	1,099,377
Financials	4,804,210	0	0	4,804,210
Health care	19,153,581	0	0	19,153,581
Industrials	9,543,122	0	0	9,543,122
Information technology	41,703,620	637,946	0	42,341,566
Materials	3,637,690	0	0	3,637,690
Telecommunication services	1,444,081	0	0	1,444,081

Short-term investments
Investment companies	1,475,666	1,326,875	0	2,802,541
Total assets	$117,453,438	$1,964,821	$0	$119,418,259
Emerging Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$153,846,329	$0	$0	$153,846,329
Energy	24,738,354	0	0	24,738,354
Financials	69,190,937	0	0	69,190,937
Health care	310,134,663	0	0	310,134,663
Industrials	67,845,360	0	0	67,845,360
Information technology	380,879,121	0	0	380,879,121

Short-term investments
Investment companies	12,067,245	97,288,111	0	109,355,356
Total assets	$1,018,702,009	$97,288,111	$0	$1,115,990,120

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	135

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Index Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$323,516,310	$0	$0	$323,516,310
Consumer staples	236,462,150	0	0	236,462,150
Energy	174,453,010	0	0	174,453,010
Financials	409,991,049	0	0	409,991,049
Health care	361,254,412	0	0	361,254,412
Industrials	250,237,198	0	0	250,237,198
Information technology	517,481,505	0	0	517,481,505
Materials	70,714,141	0	0	70,714,141
Telecommunication services	57,663,208	0	0	57,663,208
Utilities	70,777,421	0	0	70,777,421

Short-term investments
Investment companies	30,518,256	13,080,495	0	43,598,751
U.S. Treasury Securities	1,696,510	0	0	1,696,510
Total assets	$2,504,765,170	$13,080,495	$0	$2,517,845,665
Liabilities

Futures contracts	$181,800	$0	$0	$181,800
Total liabilities	$181,800	$0	$0	$181,800
International Growth Portfolio
Assets
Investments in:

Common stocks
Belgium	$5,493,130	$0	$0	$5,493,130
China	13,196,300	0	0	13,196,300
France	8,665,712	0	0	8,665,712
Germany	17,651,058	0	0	17,651,058
Hong Kong	5,850,794	0	0	5,850,794
India	3,243,371	0	0	3,243,371
Ireland	9,440,422	0	0	9,440,422
Italy	1,006,582	0	0	1,006,582
Japan	14,520,381	0	0	14,520,381
Mexico	3,037,027	0	0	3,037,027
Netherlands	3,558,309	0	0	3,558,309
South Korea	17,735	0	0	17,735
Spain	2,312,466	0	0	2,312,466
Sweden	3,370,259	0	0	3,370,259
Switzerland	19,277,002	0	0	19,277,002
United Kingdom	32,008,727	0	0	32,008,727
United States	5,374,777	0	0	5,374,777

Participation Notes
Ireland	0	1,864,418	0	1,864,418

Preferred stocks
Germany	1,387,596	0	0	1,387,596

Short-term investments
Investment companies	4,324,287	1,302,812	0	5,627,099
Total assets	$153,735,935	$3,167,230	$0	$156,903,165

136	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
International Value Portfolio
Assets
Investments in:

Common stocks
Australia	$25,081,068	$0	$0	$25,081,068
Austria	5,294,819	0	0	5,294,819
Belgium	3,947,589	0	0	3,947,589
Bermuda	6,311,773	0	0	6,311,773
Brazil	5,433,340	0	0	5,433,340
Canada	10,488,921	0	0	10,488,921
Cayman Islands	3,146,128	0	0	3,146,128
China	13,315,375	0	0	13,315,375
Czech Republic	1,044,660	0	0	1,044,660
Denmark	1,410,994	0	0	1,410,994
Finland	2,109,273	0	0	2,109,273
France	44,731,440	0	0	44,731,440
Germany	42,741,504	235	0	42,741,739
Hong Kong	1,637,529	0	0	1,637,529
Hungary	1,134,183	0	0	1,134,183
India	4,419,465	0	0	4,419,465
Ireland	4,487,982	0	0	4,487,982
Israel	5,955,430	0	0	5,955,430
Italy	6,148,399	0	0	6,148,399
Japan	109,778,390	0	0	109,778,390
Liechtenstein	522,358	0	0	522,358
Netherlands	11,035,790	0	0	11,035,790
Norway	6,520,237	0	0	6,520,237
Poland	2,097,767	0	0	2,097,767
Russia	4,002,237	0	0	4,002,237
Singapore	4,208,691	0	0	4,208,691
South Africa	2,201,554	0	0	2,201,554
South Korea	13,924,876	0	0	13,924,876
Spain	5,117,334	0	0	5,117,334
Sweden	11,629,864	0	0	11,629,864
Switzerland	26,330,486	0	0	26,330,486
Taiwan	3,816,188	0	0	3,816,188
Thailand	3,579,440	0	0	3,579,440
United Kingdom	87,143,954	478,992	0	87,622,946

Preferred stocks
Brazil	678,775	0	0	678,775

Rights
United Kingdom	99,071	0	0	99,071

Short-term investments
Investment companies	3,910,661	15,597,666	0	19,508,327
Total assets	$485,437,545	$16,076,893	$0	$501,514,438

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	137

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Large Company Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$5,813,803	$0	$0	$5,813,803
Consumer staples	4,825,638	0	0	4,825,638
Energy	9,131,870	0	0	9,131,870
Financials	22,668,089	0	0	22,668,089
Health care	10,170,726	0	0	10,170,726
Industrials	9,373,708	0	0	9,373,708
Information technology	8,477,705	0	0	8,477,705
Materials	2,602,907	0	0	2,602,907
Telecommunication services	1,557,075	0	0	1,557,075
Utilities	2,904,905	0	0	2,904,905

Short-term investments
Investment companies	1,477,801	3,413,200	0	4,891,001
Total assets	$79,004,227	$3,413,200	$0	$82,417,427
Small Company Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$167,050,255	$0	$0	$167,050,255
Consumer staples	16,400,031	0	0	16,400,031
Energy	25,570,815	0	0	25,570,815
Financials	130,877,996	0	0	130,877,996
Health care	259,699,136	0	0	259,699,136
Industrials	173,421,338	0	0	173,421,338
Information technology	284,626,901	0	0	284,626,901
Materials	35,041,996	0	0	35,041,996
Utilities	3,718,239	0	0	3,718,239

Short-term investments
Investment companies	57,304,768	118,989,418	0	176,294,186
Total assets	$1,153,711,475	$118,989,418	$0	$1,272,700,893
Small Company Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$24,129,704	$0	$0	$24,129,704
Consumer staples	3,374,747	0	0	3,374,747
Energy	11,242,207	0	0	11,242,207
Financials	84,797,439	0	0	84,797,439
Health care	12,104,882	0	0	12,104,882
Industrials	16,122,953	0	0	16,122,953
Information technology	26,088,951	0	0	26,088,951
Materials	10,694,939	0	0	10,694,939
Utilities	9,919,714	0	0	9,919,714

Warrants
Health care	0	2	0	2

Short-term investments
Investment companies	7,987,779	4,795,850	0	12,783,629
Total assets	$206,463,315	$4,795,852	$0	$211,259,167

138	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Core Bond Portfolio
Assets
Investments in:

Agency securities	$0	$1,146,605,218	$0	$1,146,605,218

Asset-backed securities	0	391,173,943	0	391,173,943

Corporate bonds and notes	0	625,100,844	0	625,100,844

Municipal obligations	0	34,332,561	0	34,332,561

Non-agency mortgage-backed securities	0	170,507,903	0	170,507,903

U.S. Treasury securities	1,169,251,064	0	0	1,169,251,064

Yankee corporate bonds and notes	0	193,799,156	0	193,799,156

Yankee government bonds	0	48,344,874	0	48,344,874

Short-term investments
Investment companies	272,482,327	60,450,000	0	332,932,327
Total assets	$1,441,733,391	$2,670,314,499	$0	$4,112,047,890
Managed Fixed Income Portfolio
Assets
Investments in:

Agency securities	$0	$35,924,981	$0	$35,924,981

Asset-backed securities	0	4,533,472	0	4,533,472

Corporate bonds and notes	0	38,610,899	0	38,610,899

Municipal obligations	0	10,043,666	0	10,043,666

Non-agency mortgage-backed securities	0	12,587,139	1,296,583	13,883,722

U.S. Treasury securities	6,982,773	0	0	6,982,773

Yankee corporate bonds and notes	0	6,774,488	0	6,774,488

Yankee government bonds	0	975,693	0	975,693

Short-term investments
Investment companies	4,211,422	236,500	0	4,447,922
Total assets	$11,194,195	$109,686,838	$1,296,583	$122,177,616
Real Return Portfolio
Assets
Investments in:

Common stocks
Consumer staples	$786,657	$0	$0	$786,657
Energy	1,108,724	0	0	1,108,724
Financials	2,298,312	0	0	2,298,312
Materials	2,259,425	0	0	2,259,425

Corporate bonds and notes	0	5,171,430	0	5,171,430

Loans	0	2,088,512	0	2,088,512

U.S. Treasury securities	33,811,334	0	0	33,811,334

Yankee corporate bonds and notes	0	392,094	0	392,094

Short-term investments
Investment companies	3,255,779	166,050	0	3,421,829
U. S. Treasury securities	24,999	0	0	24,999
Total assets	$43,545,230	$7,818,086	$0	$51,363,316
Liabilities

Futures contract	$406	$0	$0	$406
Total liabilities	$406	$0	$0	$406

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	139

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Stable Income Portfolio
Assets
Investments in:

Agency securities	$0	$7,786,744	$0	$7,786,744

Asset-backed securities	0	7,033,599	0	7,033,599

Corporate bonds and notes	0	6,312,460	0	6,312,460

Municipal obligations	0	527,696	0	527,696

Non-agency mortgage-backed securities	0	1,767,680	0	1,767,680

U.S. Treasury securities	1,642,078	0	0	1,642,078

Yankee corporate bonds and notes	0	1,029,133	0	1,029,133

Short-term investments
Investment companies	1,145,992	0	0	1,145,992
U.S. Treasury securities	574,678	0	0	574,678

	3,362,748	24,457,312	0	27,820,060

Futures contracts	703	0	0	703
Total assets	$3,363,451	$24,457,312	$0	$27,820,763

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Portfolios did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Managed Fixed Income Portfolio	Non-agency mortgage-backed securities
Balance as of May 31, 2015	$1,351,797
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	61,078
Purchases	0
Sales	(116,292)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from acquisition	0
Balance as of November 30, 2015	$1,296,583
Change in unrealized gains (losses) relating to securities still held at November 30, 2015	$19,795

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Portfolio and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

140	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Peregrine Capital Management, Inc. (an affiliate of Funds Management and a direct wholly owned subsidiary of Wells Fargo), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management, and Phocas Financial Corporation as subadvisers.

The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee		Effective rate for the six months ended November 30, 2015	Subadviser	Subadvisory fee
	starting at	declining to			starting at	declining to
C&B Large Cap Value Portfolio	0.65%	0.475%	0.65%	Cooke & Bieler, L.P.	0.38%	0.30%
Diversified Large Cap Growth Portfolio	0.65	0.475	0.65	WellsCap	0.30	0.20
Emerging Growth Portfolio	0.80	0.68	0.78	WellsCap	0.55	0.40
Index Portfolio	0.10	0.05	0.08	Golden Capital Management, LLC	0.05	0.02
International Growth Portfolio	0.85	0.70	0.85	Artisan Partners Limited Partnership	0.80	0.50
International Value Portfolio	0.85	0.70	0.85	LSV Asset Management	0.35	0.30
Large Company Value Portfolio	0.65	0.475	0.65	Phocas Financial Corporation	0.29	0.20
Small Company Growth Portfolio	0.80	0.68	0.79	Peregrine Capital Management, Inc.	0.50	0.45
Small Company Value Portfolio	0.80	0.68	0.80	Peregrine Capital Management, Inc.	0.45	0.40
Core Bond Portfolio	0.40	0.30	0.35	WellsCap	0.20	0.10
Managed Fixed Income Portfolio	0.40	0.30	0.40	Galliard Capital Management, Inc.	0.20	0.10
Real Return Portfolio	0.40	0.30	0.40	WellsCap	0.28	0.18
Stable Income Portfolio	0.30	0.225	0.30	Galliard Capital Management, Inc.	0.15	0.05

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	141

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2015 were as follows:

	Purchases at cost		Sales proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
C&B Large Cap Value Portfolio	$0	$57,405,351	$0	$62,971,984
Diversified Large Cap Growth Portfolio	0	32,564,848	0	38,940,011
Emerging Growth Portfolio	0	426,627,598	0	463,548,625
Index Portfolio	0	51,565,968	0	219,216,738
International Growth Portfolio	0	41,302,536	0	33,178,491
International Value Portfolio	0	42,162,582	0	25,390,877
Large Company Value Portfolio	0	23,533,763	0	23,142,265
Small Company Growth Portfolio	0	696,517,890	0	220,797,193
Small Company Value Portfolio	0	67,171,241	0	67,655,397
Core Bond Portfolio	10,589,875,023	1,491,007,478	10,554,847,450	1,433,738,469
Managed Fixed Income Portfolio	8,862,470	13,187,438	9,790,260	6,312,513
Real Return Portfolio	5,429,363	2,828,542	3,116,428	1,309,226
Stable Income Portfolio	2,445,838	4,836,467	799,123	2,367,314

As of November 30, 2015, Real Return Portfolio Portfolio had unfunded term loan commitments of $99,750.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2015, Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the six months ended November 30, 2015, Real Return Portfolio and Stable Income Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of each portfolio.

At November 30, 2015, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2015	Unrealized gains (losses)
Index Portfolio	12-17-2015	Societe Generale	72 Long	S&P 500 Index	$37,436,400	$168,015
Real Return Portfolio	03-21-2016	JPMorgan	2 Short	U.S. Treasury Bonds	308,000	(3,066)
Real Return Portfolio	03-21-2016	JPMorgan	2 Long	5 Year U.S. Treasury Notes	237,359	215
Stable Income Portfolio	03-03-2016	JPMorgan	15 Short	5 Year U.S. Treasury Notes	1,780,195	555

As of November 30, 2015, Stable Income Portfolio had segregated $13,500 as cash collateral for open futures contracts.

The Portfolios had average notional amounts in futures contracts during the six months ended November 30, 2015 as follows:

	Long contracts	Short contracts
Index Portfolio	$28,358,824	$0
Real Return Portfolio	143,629	454,141
Stable Income Portfolio	0	2,132,298

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

142	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Stable Income Portfolio	Futures – variation margin	JPMorgan	$703	$0	$0	$703

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Index Portfolio	Futures – variation margin	Societe Generale	$181,800	$0	$(181,800)	$0
Real Return Portfolio	Futures – variation margin	JPMorgan	406	0	(406)	0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a portfolio whose investments are not heavily weighted in any sector. The Portfolio of Investments or Summary Portfolio of Investments includes information on each Portfolio’s holdings, including sector composition, country and/or geographical composition as relevant.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Allocation Funds	143

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

144	Wells Fargo Allocation Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Allocation Funds	145

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996**	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Donald Willeke retired as a Trustee effective December 31, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of the Growth Balanced Fund, Moderate Balanced Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 68 other funds and Assistant Treasurer of 61 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 61 other funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

146	Wells Fargo Allocation Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

239078 01-16 SAAFNLD/SAR109 11-15

Semi-Annual Report

November 30, 2015

Equity Gateway Funds

■	Wells Fargo C&B Large Cap Value Fund

■	Wells Fargo Diversified Equity Fund

■	Wells Fargo Emerging Growth Fund

■	Wells Fargo Index Fund

■	Wells Fargo International Value Fund

■	Wells Fargo Small Company Growth Fund

■	Wells Fargo Small Company Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/index-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of November 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Equity Gateway Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Central bank actions abroad diverged during the period to be more accommodative when compared with the U.S. Federal Reserve.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Equity Gateway Funds for the six-month period that ended November 30, 2015. Among the most significant influences on equity markets during the period were low interest rates; low prices for oil, natural gas, and other commodities; a strong U.S. dollar; and shifting investor sentiment, which sparked volatility in equity and bond markets at higher levels than during recent years, pushing markets generally lower for the period.

U.S. economic growth remained slow and uneven.

U.S. annualized gross domestic product (GDP) growth was 2.1% for the three-month period ended September 30, 2015, a slower pace than the prior quarter that restrained investor activity during the third and fourth quarters of 2015. Investor concerns about economic growth in the U.S. were compounded by data on retail sales and industrial production. Retail sales increased in August but at a slightly slower pace than expected, and the overall trend remained constrained. Industrial production declined in August, and the trend remained fairly flat overall with the periodic exception of automobile manufacturing.

On a more positive note, unemployment eased to 5.0% in October 2015 and consumer spending was solid as housing demand improved, although corporate results, as measured by profits from current production, decreased in the third quarter after a second-quarter increase, according to the U.S. Bureau of Economic Analysis. The S&P 500 Index,1 a common gauge of U.S. large-cap stock performance, was essentially flat for the period, recording a -0.21% return. U.S. small-cap stocks, as measured by the Russell 2500TM Index,2 felt the effects of investor uncertainty more severely than large-cap domestic stocks, recording a -4.09% return for the period. Despite sometimes conflicting data, expectations grew throughout the period that the Federal Open Market Committee would announce the first increase in the federal funds rate since June 2006 after its December 2015 meeting.

Overseas, central banks diverged from Federal Reserve policy due to economic concerns.

Central bank actions abroad diverged during the period to be more accommodative when compared with the U.S. Federal Reserve. Contentious negotiations between Greece and its debtors to refinance the country’s sovereign debt concerned investors in mid-2015 before the Greek government accepted additional reforms in order to secure new loan agreements with the European Central Bank (ECB). The ECB continued to encourage lending and investing in the region by making funds available to banks at low interest rates, imposing a negative interest rate on bank deposits it held, and purchasing bonds through its quantitative easing program.

During the summer of 2015, Hong Kong’s Hang Seng Index3 experienced a dramatic decline. The People’s Bank of China sought to spur growth by cutting interest rates six times in less than a year through October 2015; lowering bank reserve requirements to encourage lending; and allowing the renminbi to depreciate in support of exports and to advance government efforts to transition to a more market-driven economy. Slowing economic growth in China reduced its importing activity, which, combined with continued low prices for many commodities, negatively affected China’s trading partners, particularly emerging markets countries.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

[3]	The Hang Seng Index is a free-float-adjusted market-capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Equity Gateway Funds	3

Although Japan’s third-quarter 2015 GDP was positive after contracting in the second quarter, the Bank of Japan expanded its economic stimulus programs to increase injections of liquidity into the economy through additional bond purchases. The Government Pension Investment Fund continued to reduce government bond investments and direct those assets to investments in the Japanese stock market.

Developed European and Asian equity markets returned -7.42%, as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net)4 for the six-month period that ended November 30, 2015. U.S. investors in overseas markets saw the values of their investments fall as the U.S. dollar strengthened in comparison with other currencies. Emerging markets tended to bear the negative effects of investor uncertainty, a strong U.S. dollar, and sustained commodity-price weakness to a greater degree than developed markets. For the period, the MSCI Emerging Markets Index (Net)5 recorded a return of -17.67%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

U.S. investors in overseas markets saw the values of their investments fall as the U.S. dollar strengthened in comparison with other currencies.

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Funds and the underlying Master Portfolios approved a change in the name of each Fund and underlying Master Portfolio whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[4]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[5]	The MSCI Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

4	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo C&B Large Cap Value Fund1

Investment objective

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Cooke & Bieler, L.P.

Portfolio managers

Andrew Armstrong, CFA® Steve Lyons, CFA® Michael M. Meyer, CFA® Edward W. O’Connor, CFA®	R. James O’Neil, CFA® Mehul Trivedi, CFA® William Weber, CFA®

Average annual total returns (%) as of November 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (CBEAX)	7-26-2004	(4.95)	10.52	5.49	0.86	11.83	6.12	1.24	1.15
Class B (CBEBX)*	7-26-2004	(4.92)	10.71	5.58	0.08	10.98	5.58	1.99	1.90
Class C (CBECX)	7-26-2004	(0.94)	10.97	5.34	0.06	10.97	5.34	1.99	1.90
Administrator Class (CBLLX)	7-26-2004	–	–	–	1.01	12.02	6.34	1.16	1.00
Institutional Class (CBLSX)	7-26-2004	–	–	–	1.32	12.31	6.62	0.91	0.80
Russell 1000® Value Index[4]	–	–	–	–	(1.11)	13.47	6.45	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	5

Wells Fargo C&B Large Cap Value Fund (continued)

Ten largest holdings (%) as of November 30, 2015[5]
State Street Corporation	3.78
JPMorgan Chase & Company	3.38
Laboratory Corporation of America Holdings	3.34
Omnicom Group Incorporated	3.12
Johnson & Johnson	3.11
Twenty-First Century Fox Incorporated Class A	3.07
RenaissanceRe Holdings Limited	2.99
Gildan Activewear Incorporated	2.86
Aercap Holdings NV	2.85
PNC Financial Services Group Incorporated	2.83

Sector distribution as of November 30, 2015[6]

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Expenses allocated from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Diversified Equity Fund1

Investment objective

The Fund seeks long-term total capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadvisers for the affiliated master portfolios

Artisan Partners Limited Partnership	Peregrine Capital Management, Inc.
Cooke & Bieler, L.P.	Phocas Financial Corporation
Golden Capital Management, LLC	Wells Capital Management Incorporated
LSV Asset Management

Portfolio managers

Thomas C. Biwer CFA®

Aldo Ceccarelli, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of November 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NVDAX)	5-2-1996	(4.70)	10.21	5.05	1.11	11.52	5.67	1.39	1.25
Class B (NVDBX)*	5-6-1996	(4.69)	10.41	5.11	0.31	10.67	5.11	2.14	2.00
Class C (WFDEX)	10-1-1998	(0.63)	10.70	4.88	0.37	10.70	4.88	2.14	2.00
Administrator Class (NVDEX)	11-11-1994	–	–	–	1.35	11.80	5.94	1.31	1.00
Diversified Equity Composite Index[4]	–	–	–	–	1.88	12.81	7.02	–	–
MSCI EAFE Index (Net)[5]	–	–	–	–	(2.94)	5.52	3.64	–	–
Russell 1000® Growth Index[6]	–	–	–	–	6.12	15.10	8.66	–	–
Russell 1000® Value Index[7]	–	–	–	–	(1.11)	13.47	6.45	–	–
Russell 2000® Index[8]	–	–	–	–	3.51	12.02	7.31	–	–
S&P 500 Index[9]	–	–	–	–	2.75	14.40	7.48	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	7

Wells Fargo Diversified Equity Fund (continued)

Ten largest holdings (%) as of November 30, 2015[10]
Apple Incorporated	2.13
Facebook Incorporated	1.32
Amazon.com Incorporated	1.26
Alphabet Incorporated Class A	1.16
Exxon Mobil Corporation	1.08
JPMorgan Chase & Company	1.06
Alphabet Incorporated Class C	1.00
Visa Incorporated	0.94
Medtronic plc	0.91
The Home Depot Incorporated	0.87

Sector distribution as of November 30, 2015[11]

[1]	The Fund is a gateway feeder fund that invests all of its assets in two or more affiliated master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Expenses allocated from the affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Diversified Equity Composite Index is weighted 25% in the Russell 1000® Value Index, 25% in the S&P 500 Index, 25% in the Russell 1000® Growth Index, 15% in the MSCI EAFE Index (Net) and 10% in the Russell 2000® Index. You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[6]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[7]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[8]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

[9]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[10]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[11]	Amounts represent the sector distribution of the affiliated master portfolios which are calculated based on the total long-term investments of the affiliated master portfolios. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Emerging Growth Fund1

The Fund is closed to most new investors.2

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®, CPA

Thomas C. Ognar, CFA®

Bruce C. Olson , CFA®

Average annual total returns (%) as of November 30, 20153

		Including sales charge			Excluding sales charge			Expense ratios[4] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[5]
Class A (WEMAX)	3-31-2008	(4.17)	10.98	6.78	1.67	12.30	7.50	1.34	1.34
Class C (WEMCX)	3-31-2008	(0.07)	11.48	6.71	0.93	11.48	6.71	2.09	2.09
Administrator Class (WFGDX)	1-31-2007	–	–	–	1.84	12.48	7.73	1.26	1.20
Institutional Class (WEMIX)	3-31-2008	–	–	–	2.11	12.83	7.99	1.01	0.90
Russell 2000® Growth Index[6]	–	–	–	–	6.63	13.41	7.89	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 9.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	9

Wells Fargo Emerging Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2015[7]
MarketAxess Holdings Incorporated	4.29
Proofpoint Incorporated	3.96
Acadia Healthcare Company Incorporated	3.51
SPS Commerce Incorporated	3.21
Envestnet Incorporated	2.29
HealthEquity Incorporated	1.97
On Assignment Incorporated	1.96
Demandware Incorporated	1.94
Fiesta Restaurant Group Incorporated	1.89
Q2 Holdings Incorporated	1.85

Sector distribution as of November 30, 2015[8]

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Please see the Fund’s current Statement of Additional Information for further details.

[3]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[4]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[5]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A, 2.10% for Class C, 1.20% for Administrator Class, and 0.90% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Expenses allocated from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

[6]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

10	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Index Fund1

Investment objective

The Fund seeks to replicate the total return of S&P 500 Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Golden Capital Management, LLC

Portfolio managers

John R. Campbell, CFA®

Justin Carr, CFA®

David Neal, CFA®

Average annual total returns (%) as of November 30, 20152

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFILX)	11-4-1998	(3.64)	12.45	6.29	2.23	13.79	6.92	0.63	0.56
Class B (WFMIX)*	11-3-1998	(3.53)	12.69	6.36	1.46	12.93	6.36	1.38	1.31
Class C (WFINX)	4-30-1999	0.46	12.94	6.12	1.46	12.94	6.12	1.38	1.31
Administrator Class (WFIOX)	2-14-1985	–	–	–	2.53	14.14	7.22	0.40	0.25
S&P 500 Index[5]	–	–	–	–	2.75	14.40	7.48	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distribution and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 11.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	11

Wells Fargo Index Fund (continued)

Ten largest holdings (%) as of November 30, 2015[6]
Apple Incorporated	3.82
Microsoft Corporation	2.46
Exxon Mobil Corporation	1.93
General Electric Company	1.60
Johnson & Johnson	1.59
Wells Fargo & Company	1.46
Amazon.com Incorporated	1.44
Berkshire Hathaway Incorporated Class B	1.42
JPMorgan Chase & Company	1.39
Facebook Incorporated Class A	1.33

Sector distribution as of November 30, 2015[7]

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Equity Index Fund.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2017 (September 30, 2016 for Administrator Class), to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.45% for Class A, 1.20% for Class B, 1.20% for Class C, and 0.25% for Administrator Class. After this time, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Expenses allocated from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

12	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo International Value Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

LSV Asset Management

Portfolio managers

Josef Lakonishok

Puneed Mansharamani, CFA®

Menno Vermeulen, CFA®

Average annual total returns (%) as of November 30, 20152

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFFAX)	10-31-2003	(10.09)	2.88	1.39	(4.61)	4.10	1.99	1.45	1.35
Class B (WFMIX)*	4-8-2005	(10.26)	2.99	1.44	(5.26)	3.34	1.44	2.20	2.10
Class C (WFINX)	4-8-2005	(6.36)	3.32	1.21	(5.36)	3.32	1.21	2.20	2.10
Administrator Class (WFIOX)	4-8-2005	–	–	–	(4.65)	4.28	2.19	1.37	1.25
Institutional Class (WFVIX)	8-31-2006	–	–	–	(4.21)	4.55	2.40	1.12	1.00
MSCI EAFE Value Index (Net)[5]	–	–	–	–	(7.14)	4.61	2.56	–	–
*	Effective December 9, 2015, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 13.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	13

Wells Fargo International Value Fund (continued)

Ten largest holdings (%) as of November 30, 2015[6]
Nippon Telegraph & Telephone Corporation	1.75
Sanofi-Aventis SA	1.49
BAE Systems plc	1.47
Swiss Reinsurance AG	1.45
Royal Dutch Shell plc Class B	1.44
Daimler AG	1.37
Allianz AG	1.27
Magna International Incorporated Class A	1.21
Credit Suisse Group AG	1.18
Koninklijke Ahold NV	1.16

Sector distribution as of November 30, 2015[7]

Country allocation as of November 30, 2015[7]

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Expenses allocated from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Value Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of value securities within developed equity markets, excluding the U.S. and Canada. The MSCI EAFE Value Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

14	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Small Company Growth Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Peregrine Capital Management, Inc.

Portfolio managers

William A. Grierson, CFA®

Daniel J. Hageni, CFA®

Robert B. Mersky, CFA®

James P. Ross, CFA®

Paul E. von Kuster, CFA®

Average annual total returns (%) as of November 30, 20152

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFSAX)	1-30-2004	(2.27)	12.78	7.59	3.69	14.13	8.23	1.36	1.35
Class B (WFSBX)*	1-30-2004	(2.08)	13.02	7.66	2.92	13.27	7.66	2.11	2.10
Class C (WSMCX)	1-30-2004	1.91	13.27	7.43	2.91	13.27	7.43	2.11	2.10
Class R6 (WBHWJ)	10-31-2014	–	–	–	4.15	14.67	8.69	0.93	0.90
Administrator Class (NVSCX)	11-11-1994	–	–	–	3.89	14.38	8.49	1.28	1.20
Institutional Class (WSCG)	3-31-2008	–	–	–	4.13	14.66	8.69	1.03	0.95
Russell 2000® Growth Index[5]	–	–	–	–	6.63	13.41	8.46	–	–
*	Class B shares are closed to investment, except with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 15.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	15

Wells Fargo Small Company Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2015[6]
SS&C Technologies Holdings	1.55
ICON plc ADR	1.44
Monro Muffler Brake Incorporated	1.35
Evercore Partners Incorporated Class A	1.29
SVB Financial Group	1.29
Cadence Design Systems Incorporated	1.29
TrueBlue Incorporated	1.23
A.O. Smith Corporation	1.20
OSI Systems Incorporated	1.17
Argo Group International Holdings Limited	1.16

Sector distribution as of November 30, 2015[7]

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Expenses allocated from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Russell 2000® Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

16	Wells Fargo Equity Gateway Funds	Performance highlights (unaudited)

Wells Fargo Small Company Value Fund1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Peregrine Capital Management, Inc.

Portfolio managers

Jason R. Ballsrud, CFA®

Tasso H. Coin, Jr., CFA®

Douglas G. Pugh, CFA®

Average annual total returns (%) as of November 30, 20152

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A SCVAX)	1-31-2002	(3.64)	9.89	4.87	2.24	11.20	5.49	1.45	1.35
Class B (SCVBX)*	1-31-2002	(3.53)	10.13	4.96	1.47	10.40	4.96	2.20	2.10
Class C (SCVFX)	8-30-2002	0.48	10.36	4.73	1.48	10.36	4.73	2.20	2.10
Administrator Class (SCVIX)	1-31-2002	–	–	–	2.44	11.43	5.76	1.37	1.20
Institutional Class (SCVNX)	7-30-2010	–	–	–	2.62	11.65	5.87	1.12	1.00
Russell 2000® Value Index[5]	–	–	–	–	0.35	10.60	6.07	–	–
*	Effective January 8, 2016, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Equity Gateway Funds	17

Wells Fargo Small Company Value Fund (continued)

Ten largest holdings (%) as of November 30, 2015[6]
Western Alliance Bancorp	2.59
Belden Incorporated	2.50
PNM Resources Incorporated	2.32
American Axle & Manufacturing Holdings Incorporated	2.30
Great Western Bancorp Incorporated	2.26
PrivateBancorp Incorporated	2.21
Primerica Incorporated	2.21
Alere Incorporated	2.18
Equity Commonwealth	2.18
Scholastic Corporation	2.15

Sector distribution as of November 30, 2015[7]

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Expenses allocated from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the sector distribution of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

18	Wells Fargo Equity Gateway Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2015 to November 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo C&B Large Cap Value Fund	Beginning account value 6-1-2015	Ending account value 11-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$977.05	$5.68	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Class B
Actual	$1,000.00	$973.53	$9.37	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class C
Actual	$1,000.00	$973.10	$9.37	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Administrator Class
Actual	$1,000.00	$977.81	$4.75	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85	0.96%
Institutional Class
Actual	$1,000.00	$979.41	$3.61	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.35	$3.69	0.73%

Please see footnote on page 20.

Fund expenses (unaudited)	Wells Fargo Equity Gateway Funds	19

Wells Fargo Diversified Equity Fund	Beginning account value 6-1-2015	Ending account value 11-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$973.12	$6.17	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class B
Actual	$1,000.00	$969.45	$9.85	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	$10.08	2.00%
Class C
Actual	$1,000.00	$969.56	$9.85	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	$10.08	2.00%
Administrator Class
Actual	$1,000.00	$974.42	$4.94	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Wells Fargo Emerging Growth Fund
Class A
Actual	$1,000.00	$920.36	$6.43	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.76	1.34%
Class C
Actual	$1,000.00	$917.68	$10.02	2.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.55	$10.53	2.09%
Administrator Class
Actual	$1,000.00	$921.72	$5.72	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01	1.19%
Institutional Class
Actual	$1,000.00	$922.41	$4.33	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%
Wells Fargo Index Fund
Class A
Actual	$1,000.00	$995.25	$2.64	0.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.35	$2.68	0.53%
Class B
Actual	$1,000.00	$991.53	$6.42	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.51	1.29%
Class C
Actual	$1,000.00	$991.56	$6.42	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.51	1.29%
Administrator Class
Actual	$1,000.00	$996.76	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.26	0.25%
Wells Fargo International Value Fund
Class A
Actual	$1,000.00	$904.38	$6.81	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.21	1.43%
Class B
Actual	$1,000.00	$902.38	$9.65	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.85	$10.23	2.03%
Class C
Actual	$1,000.00	$900.96	$10.36	2.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.10	$10.98	2.18%
Administrator Class
Actual	$1,000.00	$902.92	$5.95	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Institutional Class
Actual	$1,000.00	$906.44	$4.86	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.15	1.02%

Please see footnote on page 20.

20	Wells Fargo Equity Gateway Funds	Fund expenses (unaudited)

Wells Fargo Small Company Growth Fund	Beginning account value 6-1-2015	Ending account value 11-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$928.33	$6.46	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.76	1.34%
Class B
Actual	$1,000.00	$924.76	$10.01	2.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.60	$10.48	2.08%
Class C
Actual	$1,000.00	$924.72	$10.06	2.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.55	$10.53	2.09%
Class R6
Actual	$1,000.00	$930.25	$4.34	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%
Administrator Class
Actual	$1,000.00	$929.15	$5.79	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Class
Actual	$1,000.00	$930.23	$4.58	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Wells Fargo Small Company Value Fund
Class A
Actual	$1,000.00	$959.83	$6.76	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.96	1.38%
Class B
Actual	$1,000.00	$955.81	$10.41	2.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.35	$10.73	2.13%
Class C
Actual	$1,000.00	$956.05	$10.42	2.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.35	$10.73	2.13%
Administrator Class
Actual	$1,000.00	$960.27	$5.88	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Class
Actual	$1,000.00	$961.40	$4.90	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	21

C&B LARGE CAP VALUE FUND

Security name	Value

Investment Companies: 100.13%

Affiliated Master Portfolios: 100.13%
Wells Fargo C&B Large Cap Value Portfolio	$277,595,614

Total Investment Companies (Cost $220,801,135)	277,595,614

Total investments in securities (Cost $220,801,135) *	100.13%	277,595,614
Other assets and liabilities, net	(0.13)	(363,219)

Total net assets	100.00%	$277,232,395

*	Cost for federal income tax purposes is $227,552,861 and unrealized gains (losses) consists of:

Gross unrealized gains	$50,042,753
Gross unrealized losses	0

Net unrealized gains	$50,042,753

DIVERSIFIED EQUITY FUND

Security name	Value

Investment Companies: 100.02%

Affiliated Master Portfolios: 100.02%
Wells Fargo C&B Large Cap Value Portfolio	$19,217,623
Wells Fargo Diversified Large Cap Growth Portfolio	57,372,228
Wells Fargo Emerging Growth Portfolio	5,711,359
Wells Fargo Index Portfolio	57,479,562
Wells Fargo International Growth Portfolio	17,334,197
Wells Fargo International Value Portfolio	16,892,228
Wells Fargo Large Company Value Portfolio	38,432,683
Wells Fargo Small Company Growth Portfolio	5,728,626
Wells Fargo Small Company Value Portfolio	11,599,168

Total Investment Companies (Cost $174,927,427)	229,767,674

Total investments in securities (Cost $174,927,427) *	100.02%	229,767,674
Other assets and liabilities, net	(0.02)	(35,731)

Total net assets	100.00%	$229,731,943

*	Cost for federal income tax purposes is $182,122,044 and unrealized gains (losses) consists of:

Gross unrealized gains	$54,840,247
Gross unrealized losses	(7,194,617)

Net unrealized gains	$47,645,630

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

EMERGING GROWTH FUND

Security name	Value

Investment Companies: 100.25%

Affiliated Master Portfolios: 100.25%
Wells Fargo Emerging Growth Portfolio	$933,853,800

Total Investment Companies (Cost $716,308,529)	933,853,800

Total investments in securities (Cost $716,308,529) *	100.25%	933,853,800
Other assets and liabilities, net	(0.25)	(2,350,517)

Total net assets	100.00%	$931,503,283

*	Cost for federal income tax purposes is $715,038,541 and unrealized gains (losses) consists of:

Gross unrealized gains	$218,815,259
Gross unrealized losses	0

Net unrealized gains	$218,815,259

INDEX FUND

Security name	Value

Investment Companies: 101.27%

Affiliated Master Portfolios: 101.27%
Wells Fargo Index Portfolio	$2,414,512,217

Total Investment Companies (Cost $998,282,721)	2,414,512,217

Total investments in securities (Cost $998,282,721) *	101.27%	2,414,512,217
Other assets and liabilities, net	(1.27)	(30,338,789)

Total net assets	100.00%	$2,384,173,428

*	Cost for federal income tax purposes is $1,057,676,929 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,356,835,288
Gross unrealized losses	0

Net unrealized gains	$1,356,835,288

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	23

INTERNATIONAL VALUE FUND

Security name	Value

Investment Companies: 99.82%

Affiliated Master Portfolios: 99.82%
Wells Fargo International Value Portfolio	$461,800,401

Total Investment Companies (Cost $496,785,503)	461,800,401

Total investments in securities (Cost $496,785,503) *	99.82%	461,800,401
Other assets and liabilities, net	0.18	816,699

Total net assets	100.00%	$462,617,100

*	Cost for federal income tax purposes is $497,901,468 and unrealized gains (losses) consists of:

Gross unrealized gains	$0
Gross unrealized losses	(36,101,067)

Net unrealized losses	$(36,101,067)

SMALL COMPANY GROWTH FUND

Security name	Value

Investment Companies: 98.87%

Affiliated Master Portfolios: 98.87%
Wells Fargo Small Company Growth Portfolio	$1,145,038,284

Total Investment Companies (Cost $1,090,092,035)	1,145,038,284

Total investments in securities (Cost $1,090,092,035) *	98.87%	1,145,038,284
Other assets and liabilities, net	1.13	13,041,652

Total net assets	100.00%	$1,158,079,936

*	Cost for federal income tax purposes is $1,090,620,551 and unrealized gains (losses) consists of:

Gross unrealized gains	$54,417,733
Gross unrealized losses	0

Net unrealized gains	$54,417,733

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY VALUE FUND

Security name	Value

Investment Companies: 87.56%

Affiliated Master Portfolios: 87.56%
Wells Fargo Small Company Value Portfolio	$110,577,929

Total Investment Companies (Cost $100,817,730)	110,577,929

Total investments in securities (Cost $100,817,730) *	87.56%	110,577,929
Other assets and liabilities, net	12.44	15,715,533

Total net assets	100.00%	$126,293,462

*	Cost for federal income tax purposes is $105,903,175 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,674,754
Gross unrealized losses	0

Net unrealized gains	$4,674,754

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

26	Wells Fargo Equity Gateway Funds	Statements of assets and liabilities—November 30, 2015 (unaudited)

	C&B Large Cap Value Fund	Diversified Equity Fund

Assets
Investments in affiliated Master Portfolio(s), at value (see cost below)	$277,595,614	$229,767,674
Receivable for Fund shares sold	149,399	147,895
Receivable from manager	15,429	0
Prepaid expenses and other assets	41,158	35,826

Total assets	277,801,600	229,951,395

Liabilities
Payable for Fund shares redeemed	475,453	103,402
Management fee payable	0	7,485
Distribution fees payable	4,546	2,399
Administration fees payable	36,066	29,770
Shareholder report expenses payable	11,120	16,388
Shareholder servicing fees payable	28,212	46,989
Professional fees payable	13,153	13,019
Accrued expenses and other liabilities	655	0

Total liabilities	569,205	219,452

Total net assets	$277,232,395	$229,731,943

NET ASSETS CONSIST OF
Paid-in capital	$218,900,129	$154,095,731
Undistributed (accumulated) net investment income (loss)	2,519,307	688,614
Accumulated net realized gains (losses) on investments	(981,520)	20,107,351
Net unrealized gains (losses) on investments	56,794,479	54,840,247

Total net assets	$277,232,395	$229,731,943

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$89,729,147	$75,528,691
Shares outstanding – Class A1	7,028,880	2,397,451
Net asset value per share – Class A	$12.77	$31.50
Maximum offering price per share – Class A2	$13.55	$33.42
Net assets – Class B	$146,067	$41,908
Shares outstanding – Class B1	11,353	1,467
Net asset value per share – Class B	$12.87	$28.57
Net assets – Class C	$7,262,416	$3,867,316
Shares outstanding – Class C1	573,649	132,002
Net asset value per share – Class C	$12.66	$29.30
Net assets – Class R6	N/A	N/A
Shares outstanding – Class R6[1]	N/A	N/A
Net asset value per share – Class R6	N/A	N/A
Net assets – Administrator Class	$40,123,747	$150,294,028
Shares outstanding – Administrator Class[1]	3,139,586	4,752,872
Net asset value per share – Administrator Class	$12.78	$31.62
Net assets – Institutional Class	$139,971,018	N/A
Shares outstanding – Institutional Class[1]	10,904,226	N/A
Net asset value per share – Institutional Class	$12.84	N/A

Investments in affiliated Master Portfolio(s), at cost	$220,801,135	$174,927,427

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	27

Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund

$933,853,800	$2,414,512,217	$461,800,401	$1,145,038,284	$110,577,929
805,438	1,593,288	1,261,874	14,482,718	15,817,631
26,432	214,405	28,382	0	10,839
41,544	79,312	37,052	146,494	31,628

934,727,214	2,416,399,222	463,127,709	1,159,667,496	126,438,027

2,964,931	31,478,631	430,075	1,348,734	94,670
0	0	0	15,546	0
2,758	50,718	494	17,383	1,371
111,885	306,966	49,751	118,313	13,354
67,714	44,077	12,127	3,692	4,335
56,257	287,641	2,883	66,285	19,134
13,119	13,555	13,906	11,719	9,932
7,267	44,206	1,373	5,888	1,769

3,223,931	32,225,794	510,609	1,587,560	144,565

$931,503,283	$2,384,173,428	$462,617,100	$1,158,079,936	$126,293,462

$625,349,690	$819,378,552	$525,637,056	$1,133,659,023	$195,047,484
(7,670,541)	40,022,824	8,901,780	(3,081,969)	654,791
96,278,863	108,542,556	(36,936,634)	(27,443,367)	(79,169,012)
217,545,271	1,416,229,496	(34,985,102)	54,946,249	9,760,199

$931,503,283	$2,384,173,428	$462,617,100	$1,158,079,936	$126,293,462

$156,017,393	$654,767,467	$5,104,535	$144,645,763	$24,086,328
10,148,631	9,772,786	380,149	3,523,110	1,172,077
$15.37	$67.00	$13.43	$41.06	$20.55
$16.31	$71.09	$14.25	$43.56	$21.80
N/A	$1,479,419	$1,833	$57,051	$23,521
N/A	21,802	134	1,552	1,264
N/A	$67.86	$13.68	$36.75	$18.60
$4,543,267	$80,717,835	$756,159	$29,477,114	$2,246,202
316,042	1,205,165	57,708	791,888	121,483
$14.38	$66.98	$13.10	$37.22	$18.49
N/A	N/A	N/A	$140,804,413	N/A
N/A	N/A	N/A	3,258,356	N/A
N/A	N/A	N/A	$43.21	N/A
$124,257,788	$1,647,208,707	$15,154,189	$164,463,374	$68,150,919
7,935,861	24,374,455	1,138,974	3,870,252	3,240,562
$15.66	$67.58	$13.31	$42.49	$21.03
$646,684,835	N/A	$441,600,384	$678,632,221	$31,786,492
40,284,575	N/A	33,024,706	15,710,397	1,501,286
$16.05	N/A	$13.37	$43.20	$21.17

$716,308,529	$998,282,721	$496,785,503	$1,090,092,035	$100,817,730

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Equity Gateway Funds	Statements of operations—six months ended November 30, 2015 (unaudited)

	C&B Large Cap Value Fund	Diversified Equity Fund

Investment income
Dividends allocated from affiliated Master Portfolio(s)*	$2,810,465	$1,916,435
Securities lending income allocated from affiliated Master Portfolio(s)	4,050	29,087
Interest allocated from affiliated Master Portfolio(s)	0	6
Expenses allocated from affiliated Master Portfolio(s)	(979,844)	(733,271)
Waivers allocated from affiliated Master Portfolio(s)	0	38,008

Total investment income (loss)	1,834,671	1,250,265

Expenses
Management fee	72,414	356,169
Administration fees
Class A	40,856	84,233
Class B	210	50
Class C	8,061	4,304
Class R6	N/A	N/A
Administrator Class	31,117	97,536
Institutional Class	85,206	N/A
Investor Class	87,078 [1]	N/A
Shareholder servicing fees
Class A	47,316	96,301
Class B	237	57
Class C	9,222	4,920
Administrator Class	62,479	195,317
Investor Class	68,029 [1]	N/A
Distribution fees
Class B	710	170
Class C	27,666	14,761
Custody and accounting fees	6,128	5,213
Professional fees	16,463	15,789
Registration fees	33,099	18,895
Shareholder report expenses	13,641	15,507
Trustees’ fees and expenses	6,129	6,509
Interest expense	0	0
Other fees and expenses	6,214	4,690

Total expenses	622,275	920,421
Less: Fee waivers and/or expense reimbursements	(233,422)	(312,245)

Net expenses	388,853	608,176

Net investment income (loss)	1,445,818	642,089

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	8,588,889	9,278,117
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	(17,557,966)	(16,863,433)

Net realized and unrealized gains (losses) on investments	(8,969,077)	(7,585,316)

Net decrease in net assets resulting from operations	$(7,523,259)	$(6,943,227)

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolio(s) in the amount of	$15,175	$26,458

[1]	For the period from June 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	29

Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund

$430,091	$26,481,290	$5,479,355	$2,044,779	$900,898
899,622	59,723	170,889	842,741	8,458
0	252	0	0	0
(4,066,116)	(1,331,426)	(2,140,098)	(3,822,978)	(470,137)
0	11,023	0	0	0

(2,736,403)	25,220,862	3,510,146	(935,458)	439,219

254,718	614,399	117,498	239,484	27,828

145,271	513,950	5,701	124,021	26,854
N/A	1,852	2	60	25
5,342	88,191	951	25,860	2,662
N/A	N/A	N/A	12,900	N/A
85,060	1,073,463	130,886	104,921	42,456
430,334	N/A	158,551	347,907	9,875
55,252 [1]	290,084 [1]	N/A	N/A	N/A

166,291	589,271	6,511	142,989	30,670
N/A	2,107	2	68	29
6,100	100,914	1,088	29,861	3,041
156,486	855,201	271,995	209,770	85,065
43,166 [1]	223,991 [1]	N/A	N/A	N/A

N/A	6,322	7	208	88
18,300	302,742	3,263	89,584	9,122
19,801	46,777	9,188	18,659	2,784
16,464	15,963	16,928	17,879	16,695
35,583	38,844	26,680	45,898	28,985
56,359	56,225	16,702	14,689	6,109
5,973	2,767	6,024	6,394	6,171
0	510	0	0	0
11,617	16,007	5,131	10,033	4,651

1,512,117	4,839,580	777,108	1,441,185	303,110
(382,443)	(1,823,683)	(253,168)	(167,855)	(87,597)

1,129,674	3,015,897	523,940	1,273,330	215,513

(3,866,077)	22,204,965	2,986,206	(2,208,788)	223,706

27,376,073	73,566,616	61,568	(33,618,771)	6,879,514
(106,413,812)	(107,025,702)	(50,130,376)	(32,499,359)	(11,666,550)

(79,037,739)	(33,459,086)	(50,068,808)	(66,118,130)	(4,787,036)

$(82,903,816)	$(11,254,121)	$(47,082,602)	$(68,326,918)	$(4,563,330)

$0	$3,654	$611,228	$6,128	$0

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	C&B Large Cap Value Fund
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment income		$1,445,818		$2,657,630
Net realized gains on investments		8,588,889		35,718,120
Net change in unrealized gains (losses) on investments		(17,557,966)		(10,878,572)

Net increase (decrease) in net assets resulting from operations		(7,523,259)		27,497,178

Distributions to shareholders from
Net investment income
Class A		0		(191,216)
Class C		0		(4,396)
Administrator Class		0		(542,158)
Institutional Class		0		(1,502,171)
Investor Class		0 [1]		(465,119)

Total distributions to shareholders		0		(2,705,060)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,323,734	67,070,928	130,294	1,649,118
Class B	1,042	13,731	2,800	33,928
Class C	25,970	332,025	79,178	996,261
Administrator Class	155,673	1,965,412	918,168	11,427,828
Institutional Class	2,591,237	32,995,465	3,151,544	39,122,654
Investor Class	97,970 [1]	1,221,665 [1]	516,799	6,496,956

		103,599,226		59,726,745

Reinvestment of distributions
Class A	0	0	13,941	178,728
Class C	0	0	328	4,197
Administrator Class	0	0	40,849	523,278
Institutional Class	0	0	39,316	504,812
Investor Class	0 [1]	0 [1]	35,187	451,449

		0		1,662,464

Payment for shares redeemed
Class A	(367,262)	(4,687,065)	(534,599)	(6,629,667)
Class B	(10,870)	(141,667)	(20,246)	(256,296)
Class C	(40,680)	(505,028)	(98,840)	(1,234,205)
Administrator Class	(1,277,546)	(15,971,380)	(1,188,416)	(14,887,845)
Institutional Class	(1,810,884)	(22,392,425)	(1,771,504)	(22,562,089)
Investor Class	(5,539,205)[1]	(69,791,666)[1]	(1,183,734)	(14,758,082)

		(113,489,231)		(60,328,184)

Net increase (decrease) in net assets resulting from capital share transactions		(9,890,005)		1,061,025

Total increase (decrease) in net assets		(17,413,264)		25,853,143

Net assets
Beginning of period		294,645,659		268,792,516

End of period		$277,232,395		$294,645,659

Undistributed net investment income		$2,519,307		$1,073,489

[1]	For the period from June 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	31

	Diversified Equity Fund
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment income		$642,089		$1,736,992
Net realized gains on investments		9,278,117		29,109,484
Net change in unrealized gains (losses) on investments		(16,863,433)		(4,344,945)

Net increase (decrease) in net assets resulting from operations		(6,943,227)		26,501,531

Distributions to shareholders from
Net investment income
Class A		0		(390,822)
Administrator Class		0		(1,510,404)
Net realized gains
Class A		0		(7,603,395)
Class B		0		(21,431)
Class C		0		(406,484)
Administrator Class		0		(19,427,983)

Total distributions to shareholders		0		(29,360,519)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	62,315	1,947,128	72,592	2,360,097
Class B	156	4,615	1,406	41,124
Class C	6,634	191,835	18,482	554,242
Administrator Class	200,635	6,364,585	481,984	15,640,677

		8,508,163		18,596,140

Reinvestment of distributions
Class A	0	0	255,678	7,964,368
Class B	0	0	757	21,428
Class C	0	0	13,515	392,475
Administrator Class	0	0	663,957	20,758,097

		0		29,136,368

Payment for shares redeemed
Class A	(182,528)	(5,704,874)	(318,000)	(10,362,321)
Class B	(205)	(5,702)	(27,329)	(827,317)
Class C	(12,455)	(359,275)	(33,140)	(1,009,906)
Administrator Class	(605,159)	(18,844,783)	(2,856,844)	(92,459,859)

		(24,914,634)		(104,659,403)

Net decrease in net assets resulting from capital share transactions		(16,406,471)		(56,926,895)

Total decrease in net assets		(23,349,698)		(59,785,883)

Net assets
Beginning of period		253,081,641		312,867,524

End of period		$229,731,943		$253,081,641

Undistributed net investment income		$688,614		$46,525

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Emerging Growth Fund
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment loss		$(3,866,077)		$(9,024,176)
Net realized gains on investments		27,376,073		112,708,948
Net change in unrealized gains (losses) on investments		(106,413,812)		117,750,083

Net increase (decrease) in net assets resulting from operations		(82,903,816)		221,434,855

Distributions to shareholders from
Net realized gains
Class A		0		(9,447,019)
Class C		0		(383,862)
Administrator Class		0		(11,952,978)
Institutional Class		0		(49,504,949)
Investor Class		0 [1]		(3,083,544)

Total distributions to shareholders		0		(74,372,352)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,936,817	43,729,557	589,286	9,273,753
Class C	6,318	98,116	4,497	66,858
Administrator Class	1,113,232	18,629,575	2,507,269	40,410,865
Institutional Class	6,392,615	109,040,085	10,077,065	166,502,610
Investor Class	89,491 [1]	1,444,439 [1]	128,783	2,057,466

		172,941,772		218,311,552

Reinvestment of distributions
Class A	0	0	606,373	9,247,183
Class C	0	0	24,422	350,946
Administrator Class	0	0	665,028	10,314,584
Institutional Class	0	0	2,893,200	45,886,151
Investor Class	0 [1]	0 [1]	196,696	2,981,905

		0		68,780,769

Payment for shares redeemed
Class A	(671,703)	(10,785,497)	(2,238,922)	(35,052,130)
Class C	(15,744)	(231,585)	(50,484)	(748,028)
Administrator Class	(2,580,884)	(43,937,043)	(6,591,370)	(106,561,035)
Institutional Class	(7,720,633)	(127,912,512)	(14,421,358)	(236,697,488)
Investor Class	(2,736,791)[1]	(40,078,311)[1]	(409,799)	(6,362,087)

		(222,944,948)		(385,420,768)

Net decrease in net assets resulting from capital share transactions		(50,003,176)		(98,328,447)

Total increase (decrease) in net assets		(132,906,992)		48,734,056

Net assets
Beginning of period		1,064,410,275		1,015,676,219

End of period		$931,503,283		$1,064,410,275

Accumulated net investment loss		$(7,670,541)		$(3,804,464)

[1]	For the period from June 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	33

	Index Fund
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment income		$22,204,965		$45,846,902
Net realized gains on investments		73,566,616		143,388,775
Net change in unrealized gains (losses) on investments		(107,025,702)		102,650,064

Net increase (decrease) in net assets resulting from operations		(11,254,121)		291,885,741

Distributions to shareholders from
Net investment income
Class A		0		(6,566,177)
Class B		0		(12,077)
Class C		0		(604,147)
Administrator Class		0		(34,295,290)
Investor Class		0 [1]		(3,502,692)
Net realized gains
Class A		0		(5,235,617)
Class B		0		(31,633)
Class C		0		(945,801)
Administrator Class		0		(22,741,125)
Investor Class		0 [1]		(2,537,733)

Total distributions to shareholders		0		(76,472,292)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,532,983	235,451,063	388,150	25,178,381
Class B	0	0	146	9,762
Class C	25,900	1,699,763	86,074	5,639,238
Administrator Class	1,812,249	118,010,553	5,874,897	384,950,475
Investor Class	142,837 [1]	9,251,031 [1]	810,418	52,754,953

		364,412,410		468,532,809

Reinvestment of distributions
Class A	0	0	174,805	11,529,519
Class B	0	0	614	41,109
Class C	0	0	13,660	904,452
Administrator Class	0	0	829,053	55,036,997
Investor Class	0 [1]	0 [1]	90,165	5,962,586

		0		73,474,663

Payment for shares redeemed
Class A	(372,092)	(24,533,827)	(910,851)	(59,490,312)
Class B	(8,848)	(593,877)	(24,275)	(1,605,163)
Class C	(60,142)	(3,931,168)	(112,909)	(7,341,983)
Administrator Class	(4,469,582)	(296,547,791)	(11,398,138)	(748,386,873)
Investor Class	(3,630,262)[1]	(242,534,901)[1]	(480,314)	(31,414,981)

		(568,141,564)		(848,239,312)

Net decrease in net assets resulting from capital share transactions		(203,729,154)		(306,231,840)

Total decrease in net assets		(214,983,275)		(90,818,391)

Net assets
Beginning of period		2,599,156,703		2,689,975,094

End of period		$2,384,173,428		$2,599,156,703

Undistributed net investment income		$40,022,824		$17,817,859

[1]	For the period from June 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	International Value Fund
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment income		$2,986,206		$9,858,076
Net realized gains on investments		61,568		11,094,516
Net change in unrealized gains (losses) on investments		(50,130,376)		(25,271,313)

Net decrease in net assets resulting from operations		(47,082,602)		(4,318,721)

Distributions to shareholders from
Net investment income
Class A		0		(124,398)
Class C		0		(15,574)
Administrator Class		0		(11,810,387)
Institutional Class		0		(99,504)

Total distributions to shareholders		0		(12,049,863)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	42,203	585,466	96,792	1,420,552
Class C	7,550	106,001	16,755	237,604
Administrator Class	1,245,709	17,806,172	6,638,872	95,650,707
Institutional Class	33,924,088	462,278,364	125,680	1,859,946

		480,776,003		99,168,809

Reinvestment of distributions
Class A	0	0	9,086	123,662
Class C	0	0	1,125	15,035
Administrator Class	0	0	874,917	11,802,625
Institutional Class	0	0	6,675	90,113

		0		12,031,435

Payment for shares redeemed
Class A	(50,610)	(714,864)	(152,548)	(2,261,304)
Class B	0	0	(1,476)	(21,755)
Class C	(13,111)	(172,626)	(15,291)	(213,669)
Administrator Class	(33,214,972)	(452,913,754)	(4,339,458)	(63,303,960)
Institutional Class	(1,156,455)	(15,340,163)	(28,692)	(410,073)

		(469,141,407)		(66,210,761)

Net increase in net assets resulting from capital share transactions		11,634,596		44,989,483

Total increase (decrease) in net assets		(35,448,006)		28,620,899

Net assets
Beginning of period		498,065,106		469,444,207

End of period		$462,617,100		$498,065,106

Undistributed net investment income		$8,901,780		$5,915,574

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	35

	Small Company Growth Fund
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment loss		$(2,208,788)		$(2,896,434)
Net realized gains (losses) on investments		(33,618,771)		16,034,580
Net change in unrealized gains (losses) on investments		(32,499,359)		73,081,605

Net increase (decrease) in net assets resulting from operations		(68,326,918)		86,219,751

Distributions to shareholders from
Net realized gains
Class A		0		(1,858,139)
Class B		0		(3,974)
Class C		0		(460,132)
Class R6		0		(1,115)[1]
Administrator Class		0		(5,745,406)
Institutional Class		0		(12,434,827)

Total distributions to shareholders		0		(20,503,593)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,882,370	79,981,749	1,510,052	64,079,862
Class B	549	20,518	529	19,657
Class C	413,050	15,987,587	290,683	11,238,963
Class R6	3,416,108	153,960,206	13,839 [1]	637,602 [1]
Administrator Class	1,274,091	56,264,655	2,449,329	104,749,365
Institutional Class	7,851,132	350,532,263	6,506,083	283,139,829

		656,746,978		463,865,278

Reinvestment of distributions
Class A	0	0	43,783	1,755,706
Class B	0	0	93	3,360
Class C	0	0	9,491	347,563
Class R6	0	0	27 [1]	1,115 [1]
Administrator Class	0	0	138,133	5,721,481
Institutional Class	0	0	218,839	9,195,633

		0		17,024,858

Payment for shares redeemed
Class A	(294,476)	(12,331,358)	(388,500)	(16,048,290)
Class B	(905)	(36,072)	(1,539)	(58,026)
Class C	(51,845)	(1,932,695)	(49,730)	(1,913,997)
Class R6	(171,605)	(7,517,234)	(13)[1]	(614)[1]
Administrator Class	(1,455,187)	(65,427,981)	(1,451,172)	(62,196,609)
Institutional Class	(1,992,848)	(89,545,050)	(1,407,660)	(61,985,956)

		(176,790,390)		(142,203,492)

Net increase in net assets resulting from capital share transactions		479,956,588		338,686,644

Total increase in net assets		411,629,670		404,402,802

Net assets
Beginning of period		746,450,266		342,047,464

End of period		$1,158,079,936		$746,450,266

Accumulated net investment loss		$(3,081,969)		$(873,181)

[1]	For the period from October 31, 2014 (commencement of class operations) to May 31, 2015

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Small Company Value Fund
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment income		$223,706		$542,897
Net realized gains on investments		6,879,514		7,943,351
Net change in unrealized gains (losses) on investments		(11,666,550)		(915,138)

Net increase (decrease) in net assets resulting from operations		(4,563,330)		7,571,110

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	69,062	1,416,643	194,148	3,976,608
Class B	708	13,845	179	3,340
Class C	14,549	275,590	31,950	594,610
Administrator Class	243,144	5,086,733	558,083	11,639,194
Institutional Class	823,413	17,453,417	450,222	9,191,898

		24,246,228		25,405,650

Payment for shares redeemed
Class A	(126,891)	(2,633,213)	(284,709)	(5,834,552)
Class B	0	0	(2,794)	(51,063)
Class C	(27,609)	(507,460)	(17,350)	(318,222)
Administrator Class	(246,794)	(5,238,848)	(649,811)	(13,424,863)
Institutional Class	(87,197)	(1,845,628)	(266,922)	(5,603,780)

		(10,225,149)		(25,232,480)

Net increase in net assets resulting from capital share transactions		14,021,079		173,170

Total increase in net assets		9,457,749		7,744,280

Net assets
Beginning of period		116,835,713		109,091,433

End of period		$126,293,462		$116,835,713

Undistributed net investment income		$654,791		$431,085

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

38	Wells Fargo Equity Gateway Funds	Financial highlights

C&B Large Cap Value Fund	Beginning net asset value per share	Net investment income (loss)[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2015 (unaudited)	$13.07	0.05	[5]	(0.35)	0.00	$12.77
Year ended May 31, 2015	$11.99	0.10		1.07	(0.09)	$13.07
Year ended May 31, 2014	$10.32	0.09		1.68	(0.10)	$11.99
Year ended May 31, 2013	$8.13	0.12		2.20	(0.13)	$10.32
Year ended May 31, 2012	$8.70	0.12		(0.58)	(0.11)	$8.13
Year ended May 31, 2011[4]	$7.48	0.06		1.26	(0.10)	$8.70
Year ended September 30, 2010	$7.06	0.08		0.42	(0.08)	$7.48
Class B
Six months ended November 30, 2015 (unaudited)	$13.22	(0.00)[5,6]		(0.35)	0.00	$12.87
Year ended May 31, 2015	$12.14	(0.01)[5]		1.09	0.00	$13.22
Year ended May 31, 2014	$10.43	0.02	[5]	1.69	0.00	$12.14
Year ended May 31, 2013	$8.16	0.05	[5]	2.22	0.00	$10.43
Year ended May 31, 2012	$8.68	0.05	[5]	(0.56)	(0.01)	$8.16
Year ended May 31, 2011[4]	$7.44	0.01		1.26	(0.03)	$8.68
Year ended September 30, 2010	$7.02	0.03		0.42	(0.03)	$7.44
Class C
Six months ended November 30, 2015 (unaudited)	$13.01	0.00	[6]	(0.35)	0.00	$12.66
Year ended May 31, 2015	$11.95	(0.00)[6]		1.07	(0.01)	$13.01
Year ended May 31, 2014	$10.29	0.01		1.67	(0.02)	$11.95
Year ended May 31, 2013	$8.11	0.04		2.20	(0.06)	$10.29
Year ended May 31, 2012	$8.66	0.05		(0.56)	(0.04)	$8.11
Year ended May 31, 2011[4]	$7.43	0.00	[6]	1.27	(0.04)	$8.66
Year ended September 30, 2010	$7.02	0.02		0.42	(0.03)	$7.43
Administrator Class
Six months ended November 30, 2015 (unaudited)	$13.07	0.06	[5]	(0.35)	0.00	$12.78
Year ended May 31, 2015	$12.00	0.13		1.06	(0.12)	$13.07
Year ended May 31, 2014	$10.32	0.12	[5]	1.68	(0.12)	$12.00
Year ended May 31, 2013	$8.13	0.13	[5]	2.21	(0.15)	$10.32
Year ended May 31, 2012	$8.69	0.13	[5]	(0.56)	(0.13)	$8.13
Year ended May 31, 2011[4]	$7.47	0.05	[5]	1.28	(0.11)	$8.69
Year ended September 30, 2010	$7.06	0.08	[5]	0.42	(0.09)	$7.47
Institutional Class
Six months ended November 30, 2015 (unaudited)	$13.11	0.08		(0.35)	0.00	$12.84
Year ended May 31, 2015	$12.03	0.15		1.08	(0.15)	$13.11
Year ended May 31, 2014	$10.35	0.14		1.69	(0.15)	$12.03
Year ended May 31, 2013	$8.16	0.17		2.19	(0.17)	$10.35
Year ended May 31, 2012	$8.73	0.14		(0.56)	(0.15)	$8.16
Year ended May 31, 2011[4]	$7.51	0.07		1.28	(0.13)	$8.73
Year ended September 30, 2010	$7.09	0.11	[5]	0.42	(0.11)	$7.51

[1]	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

[5]	Calculated based upon average shares outstanding

[6]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	39

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

0.80%	1.25%	1.15%	(2.30)%	18%	$89,729
0.73%	1.29%	1.15%	9.78%	35%	$27,085
0.86%	1.31%	1.15%	17.25%	22%	$29,537
1.25%	1.30%	1.15%	28.82%	18%	$23,571
1.33%	1.30%	1.15%	(5.23)%	21%	$21,380
0.78%	1.31%	1.15%	17.73%	17%	$25,912
0.96%	1.32%	1.15%	7.14%	13%	$31,038

(0.01)%	2.00%	1.90%	(2.65)%	18%	$146
(0.04)%	2.04%	1.90%	8.90%	35%	$280
0.17%	2.06%	1.90%	16.40%	22%	$469
0.57%	2.03%	1.89%	27.82%	18%	$1,167
0.61%	2.05%	1.90%	(5.84)%	21%	$2,418
0.04%	2.06%	1.90%	17.15%	17%	$6,607
0.20%	2.07%	1.90%	6.36%	13%	$6,951

0.04%	2.00%	1.90%	(2.69)%	18%	$7,262
(0.02)%	2.04%	1.90%	8.93%	35%	$7,654
0.11%	2.06%	1.90%	16.39%	22%	$7,262
0.51%	2.05%	1.90%	27.76%	18%	$5,818
0.58%	2.05%	1.90%	(5.81)%	21%	$5,524
0.05%	2.07%	1.90%	17.15%	17%	$7,046
0.21%	2.07%	1.90%	6.29%	13%	$6,607

0.98%	1.16%	0.96%	(2.22)%	18%	$40,124
0.92%	1.13%	0.95%	9.93%	35%	$55,705
1.08%	1.14%	0.95%	17.49%	22%	$53,884
1.48%	1.13%	0.95%	29.09%	18%	$70,727
1.54%	1.13%	0.95%	(4.90)%	21%	$81,999
1.00%	1.15%	0.95%	17.74%	17%	$120,613
1.13%	1.13%	0.95%	7.33%	13%	$114,664

1.22%	0.91%	0.73%	(2.06)%	18%	$139,971
1.18%	0.86%	0.70%	10.15%	35%	$132,768
1.34%	0.88%	0.70%	17.86%	22%	$104,758
1.68%	0.87%	0.70%	29.32%	18%	$130,015
1.78%	0.87%	0.70%	(4.72)%	21%	$96,653
1.25%	0.88%	0.70%	18.16%	17%	$110,061
1.48%	0.88%	0.70%	7.51%	13%	$95,466

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Equity Gateway Funds	Financial highlights

Diversified Equity Fund	Beginning net asset value per share	Net investment income (loss)[1]	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2015 (unaudited)	$32.37	0.03	(0.90)	0.00	0.00	$31.50
Year ended May 31, 2015	$32.78	0.14	2.79	(0.15)	(3.19)	$32.37
Year ended May 31, 2014	$30.65	0.16	5.48	(0.17)	(3.34)	$32.78
Year ended May 31, 2013	$26.08	0.23 [4]	6.14	(0.24)	(1.56)	$30.65
Year ended May 31, 2012	$29.71	0.15	(2.01)	(0.18)	(1.59)	$26.08
Year ended May 31, 2011[5]	$24.89	0.12	4.85	(0.15)	0.00	$29.71
Year ended September 30, 2010	$23.41	0.18	1.66	(0.36)	0.00	$24.89
Class B
Six months ended November 30, 2015 (unaudited)	$29.46	(0.05)[4]	(0.84)	0.00	0.00	$28.57
Year ended May 31, 2015	$30.20	(0.14)[4]	2.59	0.00	(3.19)	$29.46
Year ended May 31, 2014	$28.54	(0.10)[4]	5.10	0.00	(3.34)	$30.20
Year ended May 31, 2013	$24.36	0.01 [4]	5.73	0.00	(1.56)	$28.54
Year ended May 31, 2012	$27.87	(0.01)[4]	(1.91)	0.00	(1.59)	$24.36
Year ended May 31, 2011[5]	$23.35	(0.05)[4]	4.57	0.00	0.00	$27.87
Year ended September 30, 2010	$21.96	(0.01)[4]	1.57	(0.17)	0.00	$23.35
Class C
Six months ended November 30, 2015 (unaudited)	$30.22	(0.05)[4]	(0.87)	0.00	0.00	$29.30
Year ended May 31, 2015	$30.88	(0.12)	2.65	0.00	(3.19)	$30.22
Year ended May 31, 2014	$29.13	(0.08)[4]	5.18	(0.01)	(3.34)	$30.88
Year ended May 31, 2013	$24.88	0.02 [4]	5.84	(0.05)	(1.56)	$29.13
Year ended May 31, 2012	$28.43	(0.59)[4]	(1.37)	0.00	(1.59)	$24.88
Year ended May 31, 2011[5]	$23.81	(0.04)[4]	4.66	0.00	0.00	$28.43
Year ended September 30, 2010	$22.43	(0.01)[4]	1.60	(0.21)	0.00	$23.81
Administrator Class
Six months ended November 30, 2015 (unaudited)	$32.45	0.10 [4]	(0.93)	0.00	0.00	$31.62
Year ended May 31, 2015	$32.84	0.22 [4]	2.81	(0.23)	(3.19)	$32.45
Year ended May 31, 2014	$30.70	0.23 [4]	5.49	(0.24)	(3.34)	$32.84
Year ended May 31, 2013	$26.12	0.30 [4]	6.15	(0.31)	(1.56)	$30.70
Year ended May 31, 2012	$29.78	0.33	(2.13)	(0.27)	(1.59)	$26.12
Year ended May 31, 2011[5]	$24.98	0.14 [4]	4.89	(0.23)	0.00	$29.78
Year ended September 30, 2010	$23.47	0.20 [4]	1.70	(0.39)	0.00	$24.98

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate and then aggregating the results.

[4]	Calculated based upon average shares outstanding

[5]	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	41

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

0.39%	1.44%	1.25%	(2.69)%	19%	$75,529
0.44%	1.44%	1.25%	9.39%	38%	$81,502
0.48%	1.43%	1.25%	19.10%	37%	$82,186
0.81%	1.43%	1.25%	25.42%	44%	$75,640
0.74%	1.41%	1.25%	(5.91)%	57%	$75,751
0.59%	1.40%	1.25%	20.04%	48%	$95,532
0.71%	1.48%	1.25%	7.90%	44%	$85,735

(0.37)%	2.13%	2.00%	(3.06)%	19%	$42
(0.47)%	2.18%	2.00%	8.54%	38%	$45
(0.34)%	2.18%	2.00%	18.20%	37%	$806
0.04%	2.18%	2.00%	24.48%	44%	$2,029
(0.05)%	2.16%	2.00%	(6.61)%	57%	$2,922
(0.20)%	2.15%	2.00%	19.36%	48%	$5,754
(0.04)%	2.23%	2.00%	7.15%	44%	$7,825

(0.36)%	2.16%	2.00%	(3.04)%	19%	$3,867
(0.31)%	2.19%	2.00%	8.58%	38%	$4,165
(0.25)%	2.19%	2.00%	18.23%	37%	$4,292
0.07%	2.18%	2.00%	24.50%	44%	$2,667
(0.02)%	2.16%	2.00%	(6.62)%	57%	$2,499
(0.17)%	2.15%	2.00%	19.40%	48%	$3,383
(0.05)%	2.23%	2.00%	7.10%	44%	$3,280

0.64%	1.32%	1.00%	(2.56)%	19%	$150,294
0.67%	1.28%	1.00%	9.65%	38%	$167,371
0.71%	1.27%	1.00%	19.40%	37%	$225,584
1.06%	1.27%	1.00%	25.75%	44%	$290,011
0.99%	1.25%	1.00%	(5.67)%	57%	$293,895
0.84%	1.24%	1.00%	20.22%	48%	$386,429
0.83%	1.29%	1.00%	8.18%	44%	$359,109

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Equity Gateway Funds	Financial highlights

Emerging Growth Fund	Beginning net asset value per share	Net investment income (loss)[1]	Net realized and unrealized gains (losses) on investments	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2015 (unaudited)	$16.70	(0.10)	(1.23)	0.00	$15.37
Year ended May 31, 2015	$14.61	(0.22)	3.51	(1.20)	$16.70
Year ended May 31, 2014	$14.10	(0.19)	1.88	(1.18)	$14.61
Year ended May 31, 2013	$12.44	(0.15)	2.49	(0.68)	$14.10
Year ended May 31, 2012	$13.12	(0.14)[4]	(0.54)	0.00	$12.44
Year ended May 31, 2011[5]	$9.50	(0.11)[4]	3.73	0.00	$13.12
Year ended September 30, 2010	$7.93	(0.12)	1.69	0.00	$9.50
Class C
Six months ended November 30, 2015 (unaudited)	$15.67	(0.14)[4]	(1.15)	0.00	$14.38
Year ended May 31, 2015	$13.88	(0.33)	3.32	(1.20)	$15.67
Year ended May 31, 2014	$13.55	(0.32)	1.83	(1.18)	$13.88
Year ended May 31, 2013	$12.06	(0.27)	2.44	(0.68)	$13.55
Year ended May 31, 2012	$12.81	(0.23)[4]	(0.52)	0.00	$12.06
Year ended May 31, 2011[5]	$9.32	(0.16)[4]	3.65	0.00	$12.81
Year ended September 30, 2010	$7.85	(0.16)[4]	1.63	0.00	$9.32
Administrator Class
Six months ended November 30, 2015 (unaudited)	$17.00	(0.08)[4]	(1.26)	0.00	$15.66
Year ended May 31, 2015	$14.83	(0.16)[4]	3.53	(1.20)	$17.00
Year ended May 31, 2014	$14.28	(0.17)[4]	1.90	(1.18)	$14.83
Year ended May 31, 2013	$12.56	(0.12)	2.52	(0.68)	$14.28
Year ended May 31, 2012	$13.22	(0.12)[4]	(0.54)	0.00	$12.56
Year ended May 31, 2011[5]	$9.56	(0.09)[4]	3.75	0.00	$13.22
Year ended September 30, 2010	$8.08	(0.01)	1.49	0.00	$9.56
Institutional Class
Six months ended November 30, 2015 (unaudited)	$17.40	(0.05)[4]	(1.30)	0.00	$16.05
Year ended May 31, 2015	$15.11	(0.12)	3.61	(1.20)	$17.40
Year ended May 31, 2014	$14.49	(0.11)	1.91	(1.18)	$15.11
Year ended May 31, 2013	$12.70	(0.08)	2.55	(0.68)	$14.49
Year ended May 31, 2012	$13.33	(0.08)[4]	(0.55)	0.00	$12.70
Year ended May 31, 2011[5]	$9.62	(0.07)[4]	3.78	0.00	$13.33
Year ended September 30, 2010	$8.00	(0.07)	1.69	0.00	$9.62

[1]	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	43

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

(1.06)%	1.35%	1.34%	(7.96)%	40%	$156,017
(1.20)%	1.39%	1.37%	23.32%	56%	$131,638
(1.20)%	1.39%	1.37%	11.30%	63%	$130,403
(1.04)%	1.40%	1.37%	19.89%	65%	$125,070
(1.13)%	1.41%	1.37%	(5.18)%	75%	$125,113
(1.32)%	3.03%	1.45%	38.11%	59%	$3,425
(1.17)%	4.65%	1.46%	19.80%	97%	$142

(1.83)%	2.10%	2.09%	(8.23)%	40%	$4,543
(1.95)%	2.14%	2.12%	22.35%	56%	$5,101
(1.95)%	2.14%	2.12%	10.40%	63%	$4,816
(1.79)%	2.15%	2.12%	19.09%	65%	$4,878
(1.89)%	2.17%	2.12%	(5.85)%	75%	$5,114
(2.05)%	3.83%	2.20%	37.30%	59%	$516
(1.93)%	5.40%	2.22%	18.85%	97%	$58

(0.93)%	1.23%	1.19%	(7.83)%	40%	$124,258
(1.03)%	1.21%	1.20%	23.45%	56%	$159,813
(1.03)%	1.22%	1.20%	11.45%	63%	$190,126
(0.87)%	1.23%	1.20%	20.19%	65%	$200,140
(0.95)%	1.22%	1.19%	(4.99)%	75%	$185,744
(1.08)%	2.41%	1.20%	38.28%	59%	$1,915
(0.78)%	4.54%	1.20%	19.95%	97%	$51

(0.63)%	1.00%	0.90%	(7.76)%	40%	$646,685
(0.73)%	0.96%	0.90%	23.89%	56%	$723,946
(0.73)%	0.96%	0.90%	11.77%	63%	$650,650
(0.57)%	0.97%	0.90%	20.52%	65%	$578,841
(0.67)%	0.98%	0.90%	(4.73)%	75%	$526,865
(0.82)%	1.98%	0.95%	38.57%	59%	$8,170
(0.67)%	4.32%	0.95%	20.40%	97%	$10

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Equity Gateway Funds	Financial highlights

Index Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2015 (unaudited)	$67.32	0.56	[4]	(0.88)	0.00	0.00	$67.00
Year ended May 31, 2015	$62.14	1.00		5.91	(0.96)	(0.77)	$67.32
Year ended May 31, 2014	$54.00	0.90		9.59	(0.85)	(1.50)	$62.14
Year ended May 31, 2013	$44.25	0.86		10.66	(0.83)	(0.94)	$54.00
Year ended May 31, 2012	$47.17	0.73		(1.35)	(0.65)	(1.65)	$44.25
Year ended May 31, 2011[5]	$40.42	0.56		8.77	(0.70)	(1.88)	$47.17
Year ended July 31, 2010[6]	$41.72	0.64		4.89	(0.63)	(6.20)	$40.42
Class B
Six months ended November 30, 2015 (unaudited)	$68.44	0.29	[4]	(0.87)	0.00	0.00	$67.86
Year ended May 31, 2015	$62.99	0.49	[4]	6.02	(0.29)	(0.77)	$68.44
Year ended May 31, 2014	$54.57	0.45	[4]	9.70	(0.23)	(1.50)	$62.99
Year ended May 31, 2013	$44.53	0.47	[4]	10.78	(0.27)	(0.94)	$54.57
Year ended May 31, 2012	$47.23	0.38	[4]	(1.29)	(0.14)	(1.65)	$44.53
Year ended May 31, 2011[5]	$40.32	0.29	[4]	8.76	(0.26)	(1.88)	$47.23
Year ended July 31, 2010[6]	$41.63	0.28		4.88	(0.27)	(6.20)	$40.32
Class C
Six months ended November 30, 2015 (unaudited)	$67.55	0.29	[4]	(0.86)	0.00	0.00	$66.98
Year ended May 31, 2015	$62.37	0.50		5.94	(0.49)	(0.77)	$67.55
Year ended May 31, 2014	$54.22	0.47		9.62	(0.44)	(1.50)	$62.37
Year ended May 31, 2013	$44.41	0.48	[4]	10.71	(0.44)	(0.94)	$54.22
Year ended May 31, 2012	$47.27	0.39	[4]	(1.31)	(0.29)	(1.65)	$44.41
Year ended May 31, 2011[5]	$40.32	0.27		8.78	(0.22)	(1.88)	$47.27
Year ended July 31, 2010[6]	$41.62	0.30		4.88	(0.28)	(6.20)	$40.32
Administrator Class
Six months ended November 30, 2015 (unaudited)	$67.80	0.63	[4]	(0.85)	0.00	0.00	$67.58
Year ended May 31, 2015	$62.56	1.27		5.90	(1.16)	(0.77)	$67.80
Year ended May 31, 2014	$54.34	1.08		9.66	(1.02)	(1.50)	$62.56
Year ended May 31, 2013	$44.52	1.02		10.71	(0.97)	(0.94)	$54.34
Year ended May 31, 2012	$47.45	0.83		(1.32)	(0.79)	(1.65)	$44.52
Year ended May 31, 2011[5]	$40.56	0.67		8.82	(0.72)	(1.88)	$47.45
Year ended July 31, 2010[6]	$41.88	0.86		4.76	(0.75)	(6.20)	$40.56

[1]	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the ten months ended May 31, 2011. The Fund changed its fiscal year end from July 31 to May 31, effective May 31, 2011.

[6]	At the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Equity Index Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Evergreen Equity Index Fund. The per share information has been adjusted to give effect to this transaction.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	45

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.70%	0.64%	0.53%	(0.48)%	2%	$654,767
1.50%	0.68%	0.56%	11.21%	4%	$445,088
1.53%	0.67%	0.56%	19.77%	5%	$432,448
1.72%	0.67%	0.56%	26.63%	4%	$407,533
1.63%	0.68%	0.56%	(0.95)%	9%	$347,412
1.53%	0.67%	0.56%	23.66%	3%	$388,113
1.49%	1.00%	0.60%	13.29%	7%	$358,953

0.86%	1.39%	1.29%	(0.85)%	2%	$1,479
0.74%	1.43%	1.31%	10.39%	4%	$2,098
0.77%	1.42%	1.31%	18.86%	5%	$3,412
0.95%	1.42%	1.31%	25.66%	4%	$5,453
0.85%	1.43%	1.31%	(1.68)%	9%	$8,869
0.78%	1.42%	1.31%	22.90%	3%	$19,894
0.69%	1.76%	1.35%	12.44%	7%	$26,295

0.88%	1.39%	1.29%	(0.84)%	2%	$80,718
0.75%	1.43%	1.31%	10.38%	4%	$83,718
0.78%	1.42%	1.31%	18.89%	5%	$78,118
0.97%	1.42%	1.31%	25.67%	4%	$70,322
0.87%	1.43%	1.31%	(1.67)%	9%	$65,245
0.78%	1.42%	1.31%	22.89%	3%	$80,981
0.68%	1.76%	1.35%	12.44%	7%	$81,848

1.91%	0.40%	0.25%	(0.32)%	2%	$1,647,209
1.81%	0.37%	0.25%	11.56%	4%	$1,832,814
1.84%	0.36%	0.25%	20.13%	5%	$1,984,845
2.03%	0.36%	0.25%	27.02%	4%	$1,832,524
1.94%	0.37%	0.25%	(0.63)%	9%	$1,682,905
1.84%	0.37%	0.25%	23.98%	3%	$1,709,455
1.94%	0.63%	0.31%	13.55%	7%	$1,404,098

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Equity Gateway Funds	Financial highlights

International Value Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2015 (unaudited)	$14.85	0.08		(1.50)	0.00	$13.43
Year ended May 31, 2015	$15.45	0.26	[4]	(0.53)	(0.33)	$14.85
Year ended May 31, 2014	$13.40	0.36		1.97	(0.28)	$15.45
Year ended May 31, 2013	$10.64	0.31		2.71	(0.26)	$13.40
Year ended May 31, 2012	$14.03	0.34		(3.36)	(0.37)	$10.64
Year ended May 31, 2011[5]	$12.58	0.22	[4]	1.46	(0.23)	$14.03
Year ended September 30, 2010	$12.67	0.23	[4]	(0.17)	(0.15)	$12.58
Class B
Six months ended November 30, 2015 (unaudited)	$15.16	0.03		(1.51)	0.00	$13.68
Year ended May 31, 2015	$15.52	0.07	[4]	(0.43)	0.00	$15.16
Year ended May 31, 2014	$13.43	0.13	[4]	2.09	(0.13)	$15.52
Year ended May 31, 2013	$10.60	0.17	[4]	2.76	(0.10)	$13.43
Year ended May 31, 2012	$13.94	0.21	[4]	(3.29)	(0.26)	$10.60
Year ended May 31, 2011[5]	$12.42	0.11	[4]	1.49	(0.08)	$13.94
Year ended September 30, 2010	$12.57	0.12	[4]	(0.14)	(0.13)	$12.42
Class C
Six months ended November 30, 2015 (unaudited)	$14.54	0.03		(1.47)	0.00	$13.10
Year ended May 31, 2015	$15.16	0.13		(0.51)	(0.24)	$14.54
Year ended May 31, 2014	$13.18	0.19		2.00	(0.21)	$15.16
Year ended May 31, 2013	$10.47	0.19		2.70	(0.18)	$13.18
Year ended May 31, 2012	$13.79	0.23	[4]	(3.28)	(0.27)	$10.47
Year ended May 31, 2011[5]	$12.33	0.15	[4]	1.44	(0.13)	$13.79
Year ended September 30, 2010	$12.51	0.15		(0.18)	(0.15)	$12.33
Administrator Class
Six months ended November 30, 2015 (unaudited)	$14.73	0.06	[4]	(1.48)	0.00	$13.31
Year ended May 31, 2015	$15.35	0.28		(0.52)	(0.38)	$14.73
Year ended May 31, 2014	$13.31	0.38		1.98	(0.32)	$15.35
Year ended May 31, 2013	$10.57	0.33	[4]	2.70	(0.29)	$13.31
Year ended May 31, 2012	$13.95	0.35		(3.33)	(0.40)	$10.57
Year ended May 31, 2011[5]	$12.52	0.24	[4]	1.46	(0.27)	$13.95
Year ended September 30, 2010	$12.68	0.25		(0.15)	(0.26)	$12.52
Institutional Class
Six months ended November 30, 2015 (unaudited)	$14.75	0.13		(1.51)	0.00	$13.37
Year ended May 31, 2015	$15.38	0.29		(0.51)	(0.41)	$14.75
Year ended May 31, 2014	$13.34	0.41		1.98	(0.35)	$15.38
Year ended May 31, 2013	$10.58	0.35		2.73	(0.32)	$13.34
Year ended May 31, 2012	$13.98	0.36		(3.33)	(0.43)	$10.58
Year ended May 31, 2011[5]	$12.58	0.28		1.44	(0.32)	$13.98
Year ended September 30, 2010	$12.71	0.32		(0.20)	(0.25)	$12.58

[1]	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	47

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.97%	1.46%	1.43%	(9.56)%	5%	$5,105
1.80%	1.50%	1.49%	(1.55)%	18%	$5,768
2.45%	1.51%	1.50%	17.48%	11%	$6,725
2.35%	1.51%	1.50%	28.58%	16%	$5,922
2.81%	1.46%	1.46%	(21.53)%	9%	$4,742
2.41%	1.55%	1.47%	13.55%	16%	$6,213
1.92%	1.69%	1.46%	0.52%	27%	$6,792

0.38%	2.03%	2.03%	(9.76)%	5%	$2
0.45%	2.16%	2.16%	(2.32)%	18%	$2
0.94%	2.26%	2.25%	16.57%	11%	$25
1.34%	2.26%	2.25%	27.69%	16%	$70
1.79%	2.21%	2.21%	(22.15)%	9%	$110
1.28%	2.32%	2.22%	12.97%	16%	$194
0.99%	2.44%	2.21%	(0.16)%	27%	$339

0.22%	2.21%	2.18%	(9.90)%	5%	$756
1.07%	2.25%	2.24%	(2.37)%	18%	$920
1.88%	2.26%	2.25%	16.64%	11%	$920
1.67%	2.26%	2.25%	27.67%	16%	$595
1.96%	2.21%	2.21%	(22.14)%	9%	$441
1.75%	2.30%	2.22%	13.00%	16%	$665
1.11%	2.45%	2.21%	(0.21)%	27%	$665

0.87%	1.36%	1.25%	(9.71)%	5%	$15,154
2.12%	1.34%	1.25%	(1.35)%	18%	$487,582
2.76%	1.34%	1.25%	17.81%	11%	$459,415
2.67%	1.34%	1.25%	28.90%	16%	$372,187
3.04%	1.29%	1.25%	(21.37)%	9%	$259,969
2.84%	1.38%	1.25%	13.73%	16%	$313,423
2.26%	1.53%	1.21%	0.80%	27%	$259,768

1.64%	1.13%	1.02%	(9.36)%	5%	$441,600
2.42%	1.07%	1.05%	(1.19)%	18%	$3,793
2.91%	1.08%	1.05%	18.07%	11%	$2,359
2.81%	1.08%	1.05%	29.20%	16%	$1,941
3.20%	1.03%	1.03%	(21.26)%	9%	$1,505
3.04%	1.11%	1.03%	13.92%	16%	$1,797
2.51%	1.08%	1.01%	1.01%	27%	$1,518

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Equity Gateway Funds	Financial highlights

Small Company Growth Fund	Beginning net asset value per share	Net investment loss[1]	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2015 (unaudited)	$44.23	(0.15)[4]	(3.02)	0.00	0.00	$41.06
Year ended May 31, 2015	$39.44	(0.37)[4]	7.08	0.00	(1.92)	$44.23
Year ended May 31, 2014	$34.23	(0.37)[4]	7.98	0.00	(2.40)	$39.44
Year ended May 31, 2013	$26.21	(0.15)	8.17	0.00	0.00	$34.23
Year ended May 31, 2012	$29.53	(0.18)[4]	(3.14)	0.00	0.00	$26.21
Year ended May 31, 2011[5]	$21.23	(0.15)	8.45	0.00	0.00	$29.53
Year ended September 30, 2010	$18.56	(0.21)[4]	2.88	0.00	0.00	$21.23
Class B
Six months ended November 30, 2015 (unaudited)	$39.74	(0.28)[4]	(2.71)	0.00	0.00	$36.75
Year ended May 31, 2015	$35.88	(0.62)[4]	6.40	0.00	(1.92)	$39.74
Year ended May 31, 2014	$31.55	(0.60)[4]	7.33	0.00	(2.40)	$35.88
Year ended May 31, 2013	$24.35	(0.36)[4]	7.56	0.00	0.00	$31.55
Year ended May 31, 2012	$27.63	(0.37)[4]	(2.91)	0.00	0.00	$24.35
Year ended May 31, 2011[5]	$19.97	(0.29)[4]	7.95	0.00	0.00	$27.63
Year ended September 30, 2010	$17.58	(0.34)[4]	2.73	0.00	0.00	$19.97
Class C
Six months ended November 30, 2015 (unaudited)	$40.25	(0.28)[4]	(2.75)	0.00	0.00	$37.22
Year ended May 31, 2015	$36.32	(0.63)[4]	6.48	0.00	(1.92)	$40.25
Year ended May 31, 2014	$31.91	(0.62)[4]	7.43	0.00	(2.40)	$36.32
Year ended May 31, 2013	$24.62	(0.37)[4]	7.66	0.00	0.00	$31.91
Year ended May 31, 2012	$27.95	(0.36)[4]	(2.97)	0.00	0.00	$24.62
Year ended May 31, 2011[5]	$20.19	(0.30)[4]	8.06	0.00	0.00	$27.95
Year ended September 30, 2010	$17.77	(0.34)[4]	2.76	0.00	0.00	$20.19
Class R6
Six months ended November 30, 2015 (unaudited)	$46.45	(0.04)	(3.20)	0.00	0.00	$43.21
Year ended May 31, 2015[6]	$42.98	(0.09)[4]	5.48	0.00	(1.92)	$46.45
Administrator Class
Six months ended November 30, 2015 (unaudited)	$45.73	(0.14)	(3.10)	0.00	0.00	$42.49
Year ended May 31, 2015	$40.64	(0.30)[4]	7.31	0.00	(1.92)	$45.73
Year ended May 31, 2014	$35.13	(0.26)	8.17	0.00	(2.40)	$40.64
Year ended May 31, 2013	$26.90	(0.09)[4]	8.38	(0.06)	0.00	$35.13
Year ended May 31, 2012	$30.22	(0.13)[4]	(3.19)	0.00	0.00	$26.90
Year ended May 31, 2011[5]	$21.70	(0.14)[4]	8.66	0.00	0.00	$30.22
Year ended September 30, 2010	$18.90	(0.16)[4]	2.96	0.00	0.00	$21.70
Institutional Class
Six months ended November 30, 2015 (unaudited)	$46.44	(0.09)	(3.15)	0.00	0.00	$43.20
Year ended May 31, 2015	$41.14	(0.20)[4]	7.42	0.00	(1.92)	$46.44
Year ended May 31, 2014	$35.46	(0.20)[4]	8.28	0.00	(2.40)	$41.14
Year ended May 31, 2013	$27.15	(0.06)[4]	8.51	(0.14)	0.00	$35.46
Year ended May 31, 2012	$30.44	(0.07)[4]	(3.22)	0.00	0.00	$27.15
Year ended May 31, 2011[5]	$21.81	(0.12)[4]	8.75	0.00	0.00	$30.44
Year ended September 30, 2010	$18.94	(0.05)[4]	2.92	0.00	0.00	$21.81

[1]	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

[6]	For the period from October 31, 2014 (commencement of class operations) to May 31, 2015

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	49

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment loss[1]	Gross expenses[1]	Net expenses[1]

(0.73)%	1.34%	1.34%	(7.17)%	24%	$144,646
(0.90)%	1.41%	1.40%	17.51%	58%	$85,588
(0.96)%	1.45%	1.41%	22.63%	77%	$30,364
(0.58)%	1.53%	1.45%	30.55%	109%	$9,357
(0.70)%	1.46%	1.44%	(11.18)%	107%	$6,450
(1.04)%	1.45%	1.44%	39.11%	70%	$7,201
(1.05)%	1.50%	1.45%	14.39%	129%	$4,042

(1.48)%	2.08%	2.08%	(7.52)%	24%	$57
(1.65)%	2.15%	2.15%	16.63%	58%	$76
(1.71)%	2.20%	2.16%	21.74%	77%	$101
(1.33)%	2.28%	2.20%	29.57%	109%	$164
(1.48)%	2.21%	2.19%	(11.87)%	107%	$193
(1.78)%	2.19%	2.19%	38.43%	70%	$380
(1.83)%	2.24%	2.20%	13.54%	129%	$251

(1.48)%	2.09%	2.09%	(7.53)%	24%	$29,477
(1.64)%	2.16%	2.15%	16.62%	58%	$17,334
(1.71)%	2.20%	2.16%	21.75%	77%	$6,546
(1.31)%	2.28%	2.20%	29.56%	109%	$2,406
(1.45)%	2.22%	2.19%	(11.85)%	107%	$1,628
(1.80)%	2.20%	2.19%	38.39%	70%	$1,736
(1.81)%	2.24%	2.20%	13.62%	129%	$820

(0.29)%	0.90%	0.90%	(6.98)%	24%	$140,804
(0.34)%	0.91%	0.90%	13.00%	58%	$644

(0.61)%	1.24%	1.20%	(7.08)%	24%	$164,463
(0.70)%	1.24%	1.20%	17.73%	58%	$185,267
(0.74)%	1.29%	1.20%	22.92%	77%	$118,456
(0.30)%	1.37%	1.20%	30.89%	109%	$98,445
(0.48)%	1.30%	1.20%	(10.99)%	107%	$97,776
(0.78)%	1.28%	1.20%	39.33%	70%	$177,938
(0.82)%	1.32%	1.20%	14.76%	129%	$237,761

(0.35)%	1.00%	0.95%	(6.98)%	24%	$678,632
(0.45)%	0.98%	0.95%	18.03%	58%	$457,542
(0.49)%	1.02%	0.95%	23.19%	77%	$186,581
(0.19)%	1.10%	0.95%	31.25%	109%	$71,336
(0.27)%	1.03%	0.95%	(10.78)%	107%	$9,692
(0.61)%	1.01%	0.95%	39.59%	70%	$91,704
(0.25)%	1.05%	0.95%	14.98%	129%	$1,175

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Equity Gateway Funds	Financial highlights

Small Company Value Fund	Beginning net asset value per share	Net investment income (loss)[1]	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2015 (unaudited)	$21.42	0.03	(0.90)	0.00	$20.55
Year ended May 31, 2015	$20.08	0.07	1.27	0.00	$21.42
Year ended May 31, 2014	$17.10	0.06	2.92	0.00	$20.08
Year ended May 31, 2013	$13.17	(0.00)[4]	3.93	0.00	$17.10
Year ended May 31, 2012	$14.36	0.03	(1.11)	(0.11)	$13.17
Year ended May 31, 2011[5]	$11.38	0.11	2.87	0.00	$14.36
Year ended September 30, 2010	$9.84	(0.02)	1.56	0.00	$11.38
Class B
Six months ended November 30, 2015 (unaudited)	$19.46	(0.05)[6]	(0.81)	0.00	$18.60
Year ended May 31, 2015	$18.38	(0.08)[6]	1.16	0.00	$19.46
Year ended May 31, 2014	$15.74	(0.05)[6]	2.69	0.00	$18.38
Year ended May 31, 2013	$12.21	(0.10)[6]	3.63	0.00	$15.74
Year ended May 31, 2012	$13.30	(0.08)[6]	(1.01)	0.00	$12.21
Year ended May 31, 2011[5]	$10.59	0.04 [6]	2.67	0.00	$13.30
Year ended September 30, 2010	$9.20	(0.10)[6]	1.49	0.00	$10.59
Class C
Six months ended November 30, 2015 (unaudited)	$19.34	(0.05)[6]	(0.80)	0.00	$18.49
Year ended May 31, 2015	$18.27	(0.08)[6]	1.15	0.00	$19.34
Year ended May 31, 2014	$15.68	(0.07)[6]	2.66	0.00	$18.27
Year ended May 31, 2013	$12.16	(0.10)[6]	3.62	0.00	$15.68
Year ended May 31, 2012	$13.30	(0.08)[6]	(1.02)	(0.04)	$12.16
Year ended May 31, 2011[5]	$10.59	0.02 [6]	2.69	0.00	$13.30
Year ended September 30, 2010	$9.20	(0.09)[6]	1.48	0.00	$10.59
Administrator Class
Six months ended November 30, 2015 (unaudited)	$21.90	0.05	(0.92)	0.00	$21.03
Year ended May 31, 2015	$20.49	0.11	1.30	0.00	$21.90
Year ended May 31, 2014	$17.42	0.12	2.95	0.00	$20.49
Year ended May 31, 2013	$13.39	0.03 [6]	4.01	(0.01)	$17.42
Year ended May 31, 2012	$14.60	0.06	(1.13)	(0.14)	$13.39
Year ended May 31, 2011[5]	$11.55	0.12 [6]	2.93	0.00	$14.60
Year ended September 30, 2010	$9.94	(0.02)	1.63	0.00	$11.55
Institutional Class
Six months ended November 30, 2015 (unaudited)	$22.02	0.07 [6]	(0.92)	0.00	$21.17
Year ended May 31, 2015	$20.57	0.14	1.31	0.00	$22.02
Year ended May 31, 2014	$17.45	0.13	2.99	0.00	$20.57
Year ended May 31, 2013	$13.41	0.06 [6]	4.03	(0.05)	$17.45
Year ended May 31, 2012	$14.63	0.11	(1.17)	(0.16)	$13.41
Year ended May 31, 2011[5]	$11.55	0.13 [6]	2.95	0.00	$14.63
Year ended September 30, 2010[7]	$11.26	0.02	0.27	0.00	$11.55

[1]	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Amount is less than $0.005.

[5]	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

[6]	Calculated based upon average shares outstanding

[7]	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	51

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

0.25%	1.48%	1.38%	(4.02)%	34%	$24,086
0.33%	1.50%	1.40%	6.62%	54%	$26,339
0.33%	1.56%	1.42%	17.43%	47%	$26,517
(0.02)%	1.57%	1.45%	29.84%	57%	$21,652
0.08%	1.50%	1.45%	(7.44)%	60%	$18,605
1.07%	1.49%	1.42%	26.19%	47%	$26,222
(0.21)%	1.65%	1.45%	15.53%	60%	$22,492

(0.51)%	2.20%	2.13%	(4.42)%	34%	$24
(0.44)%	2.24%	2.15%	5.88%	54%	$11
(0.29)%	2.15%	2.02%	16.77%	47%	$58
(0.75)%	2.31%	2.20%	28.91%	57%	$197
(0.67)%	2.25%	2.20%	(8.20)%	60%	$500
0.45%	2.25%	2.17%	25.59%	47%	$1,340
(0.99)%	2.40%	2.20%	14.98%	60%	$2,079

(0.50)%	2.23%	2.13%	(4.40)%	34%	$2,246
(0.42)%	2.26%	2.15%	5.86%	54%	$2,602
(0.42)%	2.31%	2.17%	16.52%	47%	$2,192
(0.76)%	2.32%	2.20%	28.95%	57%	$1,814
(0.68)%	2.25%	2.20%	(8.20)%	60%	$1,557
0.29%	2.24%	2.17%	25.59%	47%	$2,150
(0.94)%	2.40%	2.20%	14.98%	60%	$1,763

0.43%	1.39%	1.20%	(3.97)%	34%	$68,151
0.52%	1.34%	1.20%	6.88%	54%	$71,034
0.55%	1.39%	1.20%	17.62%	47%	$68,358
0.23%	1.40%	1.20%	30.21%	57%	$60,550
0.32%	1.33%	1.20%	(7.24)%	60%	$60,333
1.34%	1.33%	1.20%	26.41%	47%	$70,022
(0.05)%	1.47%	1.20%	16.20%	60%	$60,081

0.64%	1.13%	1.00%	(3.86)%	34%	$31,786
0.75%	1.07%	1.00%	7.05%	54%	$16,850
0.75%	1.13%	1.00%	17.88%	47%	$11,967
0.40%	1.14%	1.00%	30.54%	57%	$8,185
0.59%	1.05%	1.00%	(7.14)%	60%	$62
1.42%	1.02%	0.96%	26.67%	47%	$16
1.02%	1.15%	1.00%	2.58%	60%	$10

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo C&B Large Cap Value Fund (“C&B Large Cap Value Fund”), Wells Fargo Diversified Equity Fund (“Diversified Equity Fund “), Wells Fargo Emerging Growth Fund (“Emerging Growth Fund”), Wells Fargo Index Fund (“Index Fund” ), Wells Fargo International Value Fund (“International Value Fund” ), Wells Fargo Small Company Growth Fund (“Small Company Growth Fund”) and Wells Fargo Small Company Value Fund (“Small Company Value Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

After the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class in the applicable funds received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the applicable funds.

Each Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2015 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2015, the Funds own the following percentages of the affiliated Master Portfolios:

	C&B Large Cap Value Fund	Diversified Equity Fund	Emerging Growth Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund
Wells Fargo C&B Large Cap Value Portfolio	88%	6%	N/A	N/A	N/A	N/A	N/A
Wells Fargo Diversified Large Cap Growth Portfolio	N/A	49%	N/A	N/A	N/A	N/A	N/A
Wells Fargo Emerging Growth Portfolio	N/A	1%	92%	N/A	N/A	N/A	N/A
Wells Fargo Index Portfolio	N/A	2%	N/A	95%	N/A	N/A	N/A
Wells Fargo International Growth Portfolio	N/A	11%	N/A	N/A	N/A	N/A	N/A
Wells Fargo International Value Portfolio	N/A	3%	N/A	N/A	93%	N/A	N/A
Wells Fargo Large Company Value Portfolio	N/A	49%	N/A	N/A	N/A	N/A	N/A
Wells Fargo Small Company Growth Portfolio	N/A	1%	N/A	N/A	N/A	99%	N/A
Wells Fargo Small Company Value Portfolio	N/A	6%	N/A	N/A	N/A	N/A	53%

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	53

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At May 31, 2015, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	2016	2017	2018	2019
C&B Large Cap Value Fund	$0	$0	$0	$2,818,684
International Value Fund	0	0	31,783,032	4,561,591
Small Company Growth Fund	273,409	273,409	0	0
Small Company Value Fund	0	550,192	80,412,918	0

At May 31, 2015, qualified late-year ordinary losses which were recognized on the first day of the current fiscal year were as follows:

Late-year ordinary loss
Emerging Growth Fund	$3,804,464
Small Company Growth Fund	977,160

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

54	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Portfolio of Investments or Summary Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund. For each Fund that invests all of its assets in a single affiliated Master Portfolio, Funds Management does not currently receive a management fee. For Diversified Equity Fund which invests in multiple affiliated Master Portfolios, Funds Management is entitled to receive a management fee for providing advisory and fund-level administrative services under an investment management agreement, including the determination of the asset allocations of its investments in the various affiliated Master Portfolios. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of Diversified Equity Fund, supervising the applicable subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.30% and declining to 0.22% as the average daily net assets of Diversified Equity Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement for Diversified Equity Fund and was entitled to receive an annual fee which started at 0.25% and declined to 0.19% as its average daily net assets increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of Diversified Equity Fund increased. For each Fund that invested all of its assets in a single affiliated Master Portfolio prior to July 1, 2015, Funds Management did not receive an advisory fee. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended November 30,2015 have been included in management fee on the Statement of Operations for Diversified Equity Fund.

For the six months ended November 30, 2015, the management fee for Diversified Equity Fund was equivalent to an annual rate of 0.30% of its average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	55

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class B, Class C	0.21%	0.26%
Class R6	0.03	0.03
Administrator Class	0.13	0.10
Institutional Class	0.13	0.08
Investor Class	0.32	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Expiration date	Class A	Class B	Class C	Class R6	Administrator Class		Institutional Class
C&B Large Cap Value Fund	September 30, 2016	1.15%	1.90%	1.90%	N/A	1.00%		0.80%
Diversified Equity Fund	September 30, 2016	1.25	2.00	2.00	N/A	1.00		N/A
Emerging Growth Fund	September 30, 2016	1.35	N/A	2.10	N/A	1.20		0.90
Index Fund	September 30, 2017	0.45	1.20	1.20	N/A	0.25	*	N/A
International Value Fund	September 30, 2016	1.35	2.10	2.10	N/A	1.25		1.00
Small Company Growth Fund	September 30, 2016	1.35	2.10	2.10	0.90%	1.20		0.95
Small Company Value Fund	September 30, 2016	1.35	2.10	2.10	N/A	1.20		1.00

*	The expiration date for Administrator Class is September 30, 2016.

After November 30, 2015, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Prior to the following dates, the expense caps for the following Funds and classes were as follows:

	Prior to	Class A	Class B	Class C	Class R6	Administrator Class	Institutional Class
C&B Large Cap Value Fund	September 30, 2015	1.15%	1.90%	1.90%	N/A	0.95%	0.70%
Diversified Equity Fund	September 30, 2015	1.25	2.00	2.00	N/A	1.00	N/A
Emerging Growth Fund	September 30, 2015	1.37	N/A	2.12	N/A	1.20	0.90
Index Fund	September 30, 2015	0.56	1.31	1.31	N/A	0.25	N/A
International Value Fund	September 30, 2015	1.50	2.25	2.25	N/A	1.25	1.05
Small Company Growth Fund	September 30, 2015	1.40	2.15	2.15	0.90%	1.20	0.95
Small Company Value Fund	September 30, 2015	1.40	2.15	2.15	N/A	1.20	1.00

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive

56	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended November 30, 2015, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
C&B Large Cap Value Fund	$275	$0	$50
Diversified Equity Fund	7,141	0	0
Emerging Growth Fund	867	N/A	0
Index Fund	4,110	1,109	11
International Value Fund	1,902	0	0
Small Company Growth Fund	32,170	0	499
Small Company Value Fund	435	0	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class of the Index Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended November 30, 2015 were as follows:

	Purchases at cost*	Sales proceeds*
C&B Large Cap Value Fund	$50,258,103	$55,131,663
Diversified Equity Fund	47,523,082	50,979,175
Emerging Growth Fund	391,518,616	425,401,257
Index Fund	49,159,589	208,986,760
International Value Fund	39,222,942	23,620,586
Small Company Growth Fund	689,391,434	218,538,092
Small Company Value Fund	35,729,463	35,986,993

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. The results of these amounts are then aggregated.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

Prior to September 1, 2015, the Funds, except Diversified Equity Fund, were are parties to a $150,000,000 revolving credit agreement. Diversified Equity Fund and certain other funds in the Trust were parties to a $25,000,000 revolving credit agreement. Interest under each credit agreement was charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, the applicable Funds paid an annual commitment fee equal to 0.10% under the $150,000,000 credit agreement and an annual commitment fee equal to 0.15% under the $25,000,000 credit agreement. The annual commitment fee applied on the unused balance for each credit agreement was allocated to each participating fund.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	57

For the six months ended November 30, 2015, the Funds paid the following amounts in commitment fees:

Commitment fee
C&B Large Cap Value Fund	$285
Diversified Equity Fund	326
Emerging Growth Fund	1,004
Index Fund	2,425
International Value Fund	573
Small Company Growth Fund	1,018
Small Company Value Fund	135

During the six months ended November 30, 2015, the Index Fund had average borrowings outstanding of $36,187 (on an annualized basis) at an average rate of 1.39% and paid interest in the amount of $510.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Through their investments in affiliated Master Portfolio(s), Funds that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On December 9, 2015, the following Funds declared distributions from capital gains to shareholders of record on December 8, 2015. The per share amounts payable on December 10, 2015 were as follows:

	Diversified Equity Fund	Index Fund
Short-term capital gains
Class A	$0.10552	$0.03608
Class B	0.10552	0.03608
Class C	0.10552	0.03608
Administrator Class	0.10552	0.03608

	C&B Large Cap Value Fund	Diversified Equity Fund	Emerging Growth Fund	Index Fund	Small Company Growth Fund
Long-term capital gains
Class A	$0.39460	$3.48987	$1.74140	$3.99679	$0.26844
Class B	0.39460	3.48987	N/A	3.99679	0.26844
Class C	0.39460	3.48987	1.74140	3.99679	0.26844
Classs R6	N/A	N/A	N/A	N/A	0.26844
Administrator Class	0.39460	3.48987	1.74140	3.99679	0.26844
Institutional Class	0.39460	N/A	1.74140	N/A	0.26844

58	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

On December 18, 2015, the following Funds declared distributions from net investment income to shareholders of record on December 17, 2015. The per share amounts payable on December 21, 2015 were as follows:

	C&B Large Cap Value Fund	Diversified Equity Fund	Index Fund	Small Company Value Fund
Net investment income
Class A	$0.09766	$0.08303	$1.07806	$0.02553
Class B	0.00000	0.00000	0.29237	0.00000
Class C	0.00954	0.00000	0.57356	0.00000
Administrator Class	0.12102	0.15643	1.23985	0.07120
Institutional Class	0.15703	N/A	N/A	0.11320

On December 30, 2015, the following Fund declared distributions from net investment income to shareholders of record on December 29, 2015. The per share amounts payable on December 31, 2015 were as follows:

International Value Fund
Net investment income
Class A	$0.19562
Class C	0.09875
Institutional Class	0.25790

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	59

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.68%

Consumer Discretionary: 13.74%

Hotels, Restaurants & Leisure: 3.33%
Brinker International Incorporated	67,300	$3,070,226
Carnival Corporation	148,100	7,483,493

		10,553,719

Media: 6.18%
Omnicom Group Incorporated	133,500	9,868,320
Twenty-First Century Fox Incorporated Class A	329,300	9,717,643

		19,585,963

Multiline Retail: 1.38%
Kohl’s Corporation	92,900	4,378,377

Textiles, Apparel & Luxury Goods: 2.85%
Gildan Activewear Incorporated	292,100	9,052,179

Consumer Staples: 8.68%

Beverages: 1.83%
Diageo plc ADR	50,620	5,799,027

Household Products: 2.81%
Colgate-Palmolive Company	46,010	3,021,937
The Procter & Gamble Company	78,790	5,896,644

		8,918,581

Personal Products: 1.46%
Unilever NV ADR	105,900	4,632,066

Tobacco: 2.58%
Philip Morris International	93,600	8,179,704

Energy: 8.12%

Oil, Gas & Consumable Fuels: 8.12%
Chevron Corporation	46,540	4,250,033
Devon Energy Corporation	80,900	3,722,209
Exxon Mobil Corporation	100,870	8,237,044
Noble Energy Incorporated	84,100	3,083,947
World Fuel Services Corporation	148,300	6,464,397

		25,757,630

Financials: 25.45%

Banks: 9.00%
Bank of America Corporation	507,200	8,840,496
JPMorgan Chase & Company	160,770	10,720,144
PNC Financial Services Group Incorporated	93,900	8,968,389

		28,529,029

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Capital Markets: 3.77%
State Street Corporation	164,900	$11,968,442

Consumer Finance: 2.35%
American Express Company	103,900	7,443,396

Diversified Financial Services: 2.27%
Berkshire Hathaway Incorporated Class B †	53,700	7,200,633

Insurance: 8.06%
FNF Group	218,200	7,822,470
RenaissanceRe Holdings Limited	85,600	9,481,056
The Progressive Corporation	267,700	8,250,514

		25,554,040

Health Care: 15.62%

Health Care Equipment & Supplies: 4.28%
Abbott Laboratories	119,300	5,358,956
Becton Dickinson & Company	54,600	8,203,650

		13,562,606

Health Care Providers & Services: 8.23%
Cardinal Health Incorporated	96,140	8,349,759
Laboratory Corporation of America Holdings †	87,060	10,581,272
UnitedHealth Group Incorporated	63,490	7,155,958

		26,086,989

Pharmaceuticals: 3.11%
Johnson & Johnson	97,400	9,860,776

Industrials: 18.05%

Aerospace & Defense: 1.54%
Rockwell Collins Incorporated	52,600	4,874,968

Air Freight & Logistics: 2.46%
United Parcel Service Incorporated Class B	75,800	7,808,158

Electrical Equipment: 2.42%
Eaton Corporation plc	132,000	7,677,120

Industrial Conglomerates: 1.61%
3M Company	32,600	5,104,508

Machinery: 4.63%
Donaldson Company Incorporated	216,500	6,798,100
Parker-Hannifin Corporation	75,200	7,870,432

		14,668,532

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	61

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

Trading Companies & Distributors: 5.39%
Aercap Holdings NV †		198,300	$9,010,752
W.W. Grainger Incorporated «		22,112	4,434,340
WESCO International Incorporated †		75,900	3,646,995

			17,092,087

Information Technology: 3.24%

Communications Equipment: 0.69%
QUALCOMM Incorporated		44,830	2,187,256

IT Services: 1.19%
The Western Union Company		200,400	3,779,544

Semiconductors & Semiconductor Equipment: 1.36%
Linear Technology Corporation		94,200	4,306,824

Materials: 3.78%

Containers & Packaging: 3.78%
Ball Corporation		45,920	3,187,766
Crown Holdings Incorporated †		169,300	8,788,363

			11,976,129

Total Common Stocks (Cost $240,460,541)			306,538,283

	Yield

Short-Term Investments: 4.54%

Investment Companies: 4.54%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	4,278,750	4,278,750
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	10,128,152	10,128,152

Total Short-Term Investments (Cost $14,406,902)			14,406,902

Total investments in securities (Cost $254,867,443) *	101.22%	320,945,185
Other assets and liabilities, net	(1.22)	(3,871,692)

Total net assets	100.00%	$317,073,493

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $265,027,841 and unrealized gains (losses) consists of:

Gross unrealized gains	$71,516,145
Gross unrealized losses	(15,598,801)

Net unrealized gains	$55,917,344

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.75%

Consumer Discretionary: 24.23%

Auto Components: 1.31%
Delphi Automotive plc	17,610	$1,547,567

Distributors: 0.43%
LKQ Corporation †	17,140	505,459

Hotels, Restaurants & Leisure: 3.80%
Chipotle Mexican Grill Incorporated †	1,400	811,370
Hilton Worldwide Holdings Incorporated	54,579	1,267,324
Marriott International Incorporated Class A	8,010	567,989
Starbucks Corporation	29,888	1,834,824

		4,481,507

Internet & Catalog Retail: 4.40%
Amazon.com Incorporated †	6,540	4,347,792
Netflix Incorporated †	4,180	515,519
The Priceline Group Incorporated †	270	337,190

		5,200,501

Media: 1.67%
Charter Communication Incorporated Class A «†	1,740	326,006
Comcast Corporation Class A	5,420	329,861
The Walt Disney Company	11,610	1,317,387

		1,973,254

Multiline Retail: 2.67%
Dollar General Corporation	9,770	639,056
Dollar Tree Incorporated †	28,560	2,155,138
Nordstrom Incorporated	6,390	359,821

		3,154,015

Specialty Retail: 6.67%
CarMax Incorporated †	23,120	1,324,776
O’Reilly Automotive Incorporated †	3,200	844,384
The Home Depot Incorporated	22,660	3,033,721
The TJX Companies Incorporated	17,030	1,202,318
Tractor Supply Company	16,400	1,465,340

		7,870,539

Textiles, Apparel & Luxury Goods: 3.28%
Nike Incorporated Class B	19,780	2,616,498
Under Armour Incorporated Class A †	5,230	450,931
VF Corporation	12,490	808,103

		3,875,532

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	63

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Consumer Staples: 5.07%

Beverages: 1.12%
Constellation Brands Incorporated Class A	6,590	$924,313
The Coca-Cola Company	9,220	392,956

		1,317,269

Food & Staples Retailing: 2.86%
Costco Wholesale Corporation	8,530	1,376,913
CVS Health Corporation	10,300	969,127
Sprouts Farmers Market Incorporated †	12,088	291,683
Walgreens Boots Alliance Incorporated	8,720	732,742

		3,370,465

Household Products: 0.36%
Colgate-Palmolive Company	6,540	429,547

Personal Products: 0.73%
The Estee Lauder Companies Incorporated Class A	10,300	866,436

Energy: 0.93%

Oil, Gas & Consumable Fuels: 0.93%
Concho Resources Incorporated †	8,780	960,883
EOG Resources Incorporated	1,660	138,494

		1,099,377

Financials: 4.07%

Capital Markets: 1.77%
Charles Schwab Corporation	21,800	734,878
TD Ameritrade Holding Corporation	36,850	1,349,816

		2,084,694

Consumer Finance: 0.57%
Discover Financial Services	11,890	674,876

Diversified Financial Services: 1.42%
Intercontinental Exchange Incorporated	3,320	862,669
McGraw Hill Financial Incorporated	8,420	812,277

		1,674,946

REITs: 0.31%
American Tower Corporation	3,720	369,694

Health Care: 16.22%

Biotechnology: 9.77%
Alexion Pharmaceuticals Incorporated †	18,940	3,379,654
Biogen Incorporated †	930	266,780
BioMarin Pharmaceutical Incorporated †	5,380	513,091
Celgene Corporation †	21,920	2,399,144
Gilead Sciences Incorporated	9,719	1,029,825

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Biotechnology (continued)
Incyte Corporation †	3,980	$454,675
Medivation Incorporated †	11,170	472,268
Regeneron Pharmaceuticals Incorporated †	4,610	2,510,145
Vertex Pharmaceuticals Incorporated †	3,990	516,146

		11,541,728

Health Care Equipment & Supplies: 1.15%
Intuitive Surgical Incorporated †	420	218,408
Medtronic plc	15,155	1,141,778

		1,360,186

Health Care Providers & Services: 1.96%
AmerisourceBergen Corporation	11,763	1,160,302
McKesson Corporation	930	176,096
UnitedHealth Group Incorporated	8,710	981,704

		2,318,102

Health Care Technology: 0.46%
Cerner Corporation †	8,981	535,268

Life Sciences Tools & Services: 0.60%
Mettler-Toledo International Incorporated †	430	147,395
Quintiles Transnational Holdings Incorporated †	8,164	555,070

		702,465

Pharmaceuticals: 2.28%
Allergan plc †	2,116	664,191
Bristol-Myers Squibb Company	11,390	763,244
Perrigo Company plc	4,170	622,956
Zoetis Incorporated	13,821	645,441

		2,695,832

Industrials: 8.08%

Aerospace & Defense: 0.78%
The Boeing Company	6,290	914,881

Air Freight & Logistics: 0.53%
United Parcel Service Incorporated Class B	6,100	628,361

Airlines: 1.71%
Delta Air Lines Incorporated	18,720	869,731
Southwest Airlines Company	24,980	1,146,082

		2,015,813

Industrial Conglomerates: 1.43%
3M Company	3,090	483,832
Carlisle Companies Incorporated	6,300	557,235
Danaher Corporation	6,730	648,705

		1,689,772

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	65

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Professional Services: 0.77%
Verisk Analytics Incorporated †	12,200	$914,390

Road & Rail: 2.86%
Canadian Pacific Railway Limited	2,420	356,877
CSX Corporation	12,230	347,699
Kansas City Southern	8,710	791,913
Norfolk Southern Corporation	3,060	290,884
Union Pacific Corporation	18,970	1,592,532

		3,379,905

Information Technology: 35.85%

Communications Equipment: 0.72%
Cisco Systems Incorporated	6,280	171,130
Palo Alto Networks Incorporated †	3,652	684,166

		855,296

Internet Software & Services: 10.93%
Akamai Technologies Incorporated †	20,730	1,194,255
Alphabet Incorporated Class A †	5,384	4,107,184
Alphabet Incorporated Class C †	2,984	2,215,918
Facebook Incorporated Class A †	45,530	4,746,047
Tencent Holdings Limited ADR	32,050	637,946

		12,901,350

IT Services: 8.45%
Accenture plc Class A	9,000	964,980
Alliance Data Systems Corporation †	7,200	2,065,320
Cognizant Technology Solutions Corporation Class A †	22,520	1,454,342
MasterCard Incorporated Class A	20,660	2,023,027
Visa Incorporated Class A	43,990	3,475,650

		9,983,319

Semiconductors & Semiconductor Equipment: 3.36%
ARM Holdings plc ADR	15,490	785,343
Avago Technologies Limited	3,622	472,490
Broadcom Corporation Class A	2,870	156,788
Microchip Technology Incorporated «	33,949	1,639,058
Texas Instruments Incorporated	15,730	914,228

		3,967,907

Software: 8.17%
Adobe Systems Incorporated †	18,750	1,714,875
Electronic Arts Incorporated †	9,910	671,799
Fortinet Incorporated †	18,980	683,660
Microsoft Corporation	24,360	1,323,966
NetSuite Incorporated †	3,230	275,842
Red Hat Incorporated †	4,110	334,595
Salesforce.com Incorporated †	23,264	1,853,908

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Software (continued)
ServiceNow Incorporated †		17,650	$1,535,727
Splunk Incorporated †		12,240	728,280
Tableau Software Incorporated Class A †		5,460	529,784

			9,652,436

Technology Hardware, Storage & Peripherals: 4.22%
Apple Incorporated		42,107	4,981,258

Materials: 3.08%

Chemicals: 3.08%
Airgas Incorporated		1,330	183,806
Axalta Coating Systems Limited †		19,350	561,537
Ecolab Incorporated		10,490	1,249,988
Praxair Incorporated		7,340	827,952
The Sherwin-Williams Company		2,950	814,407

			3,637,690

Telecommunication Services: 1.22%

Diversified Telecommunication Services: 0.41%
Level 3 Communications Incorporated †		9,660	491,018

Wireless Telecommunication Services: 0.81%
SBA Communications Corporation Class A †		9,063	953,063

Total Common Stocks (Cost $75,203,099)			116,615,718

	Yield

Short-Term Investments: 2.37%

Investment Companies: 2.37%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	1,326,875	1,326,875
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	1,475,666	1,475,666

Total Short-Term Investments (Cost $2,802,541)			2,802,541

Total investments in securities (Cost $78,005,640) *	101.12%	119,418,259
Other assets and liabilities, net	(1.12)	(1,320,509)

Total net assets	100.00%	$118,097,750

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $78,348,035 and unrealized gains (losses) consists of:

Gross unrealized gains	$42,394,703
Gross unrealized losses	(1,324,479)

Net unrealized gains	$41,070,224

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	67

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.92%

Consumer Discretionary: 15.12%

Auto Components: 2.05%
Gentherm Incorporated †	116,360	$5,915,742
Motorcar Parts of America Incorporated †	373,282	14,953,677

		20,869,419

Diversified Consumer Services: 1.43%
2U Incorporated †«	167,160	4,031,899
Grand Canyon Education Incorporated †	264,430	10,476,717

		14,508,616

Hotels, Restaurants & Leisure: 5.28%
Fiesta Restaurant Group Incorporated †	499,465	19,194,440
Jack in the Box Incorporated	130,640	9,685,650
La Quinta Holdings Incorporated †	120,505	1,806,370
Planet Fitness Incorporated Class A †	90,381	1,428,924
The Habit Restaurants Incorporated Class A †«	529,098	12,745,971
Wingstop Incorporated †«	241,070	5,195,059
Zoe’s Kitchen Incorporated †«	107,530	3,658,171

		53,714,585

Leisure Products: 0.77%
MCBC Holdings Incorporated †	258,372	3,707,638
Performance Sports Group Limited †	351,552	4,169,407

		7,877,045

Media: 1.28%
IMAX Corporation †	343,190	13,000,037

Specialty Retail: 3.25%
Boot Barn Holdings Incorporated †«	486,299	5,106,140
Five Below Incorporated †	116,497	3,263,081
Lithia Motors Incorporated Class A	140,780	17,490,507
Sportsman’s Warehouse Incorporated †	626,403	7,172,314

		33,032,042

Textiles, Apparel & Luxury Goods: 1.06%
G-III Apparel Group Limited †	236,420	10,844,585

Energy: 2.43%

Oil, Gas & Consumable Fuels: 2.43%
Matador Resources Company †	255,752	6,572,826
PDC Energy Incorporated †	135,170	7,635,753
RSP Permian Incorporated †	371,028	10,529,775

		24,738,354

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 6.80%

Capital Markets: 0.76%
Financial Engines Incorporated «	213,360	$7,687,361

Consumer Finance: 0.31%
PRA Group Incorporated †«	77,280	3,192,437

Diversified Financial Services: 4.29%
MarketAxess Holdings Incorporated	408,501	43,619,737

Thrifts & Mortgage Finance: 1.44%
LendingTree Incorporated †	144,203	14,691,402

Health Care: 30.47%

Biotechnology: 5.02%
Exact Sciences Corporation †«	102,372	930,561
Ligand Pharmaceuticals Incorporated †	128,930	13,805,824
PTC Therapeutics Incorporated †«	213,250	6,406,030
Radius Health Incorporated †	135,135	8,217,559
Repligen Corporation †	320,150	9,101,865
Ultragenyx Pharmaceutical Incorporated †	128,494	12,633,530

		51,095,369

Health Care Equipment & Supplies: 12.49%
Abiomed Incorporated †	65,660	5,355,886
Align Technology Incorporated †	92,740	6,189,468
Cardiovascular Systems Incorporated †«	255,644	4,090,304
Cerus Corporation †«	1,161,428	6,585,297
ConforMIS Incorporated †«	249,804	5,328,319
Cynosure Incorporated Class A †	443,088	18,636,281
DexCom Incorporated †	20,670	1,757,363
Entellus Medical Incorporated †	248,145	4,327,649
Glaukos Corporation †	301,295	7,803,541
Inogen Incorporated †	258,888	9,902,466
Natus Medical Incorporated †	199,750	9,743,805
Nevro Corporation †	206,935	12,494,735
NxStage Medical Incorporated †	790,180	15,416,412
The Spectranetics Corporation †	1,079,919	14,935,280
Zeltiq Aesthetics Incorporated †	150,200	4,563,076

		127,129,882

Health Care Providers & Services: 10.12%
AAC Holdings Incorporated †«	138,491	3,398,569
Acadia Healthcare Company Incorporated †	517,400	35,705,774
Adeptus Health Incorporated Class A †«	80,365	4,829,131
Diplomat Pharmacy Incorporated †«	339,176	11,915,253
ExamWorks Group Incorporated †	581,658	15,367,404
HealthEquity Incorporated †	608,962	20,095,746
Team Health Holdings Incorporated †	69,110	3,810,725
Teladoc Incorporated †«	371,579	7,896,054

		103,018,656

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	69

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Life Sciences Tools & Services: 2.23%
ICON plc ADR †	138,610	$10,302,881
INC Research Holdings Incorporated Class A †	261,113	12,350,645

		22,653,526

Pharmaceuticals: 0.61%
Intersect ENT Incorporated †	316,450	6,237,230

Industrials: 6.67%

Building Products: 1.16%
Apogee Enterprises Incorporated	233,910	11,746,960

Commercial Services & Supplies: 0.58%
Multi-Color Corporation	95,040	5,940,950

Machinery: 0.96%
John Bean Technologies Corporation	66,500	3,251,850
Milacron Holdings Corporation †	443,028	6,521,372

		9,773,222

Professional Services: 3.97%
CEB Incorporated	37,556	2,901,952
On Assignment Incorporated †	426,773	19,921,764
Wageworks Incorporated †	412,800	17,560,512

		40,384,228

Information Technology: 37.43%

Communications Equipment: 1.08%
Infinera Corporation †	489,093	11,014,374

Internet Software & Services: 11.95%
Demandware Incorporated †«	386,350	19,761,803
Envestnet Incorporated †	717,182	23,286,900
HomeAway Incorporated †	387,825	13,713,492
Hortonworks Incorporated †«	153,897	2,614,710
LogMeIn Incorporated †	76,600	5,470,772
Q2 Holdings Incorporated †	683,763	18,789,807
SPS Commerce Incorporated †	439,982	32,699,462
Xactly Corporation †	539,347	5,274,814

		121,611,760

IT Services: 2.11%
InterXion Holding NV †	600,320	18,441,830
MAXIMUS Incorporated	52,370	2,971,998

		21,413,828

Semiconductors & Semiconductor Equipment: 1.67%
Cavium Incorporated †	134,580	9,031,664
Monolithic Power Systems Incorporated	116,760	7,978,211

		17,009,875

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

Software: 20.62%
Callidus Software Incorporated †		885,592	$18,376,034
CyberArk Software Limited †«		274,570	11,886,135
Fleetmatics Group plc †		246,730	14,729,781
Guidewire Software Incorporated †		167,951	9,964,533
HubSpot Incorporated †		297,876	16,147,858
Paycom Software Incorporated †		259,110	11,297,196
Paylocity Holding Corporation †		217,203	9,543,900
Proofpoint Incorporated †		549,870	40,310,970
Qlik Technologies Incorporated †		434,250	13,813,493
Qualys Incorporated †		210,080	8,079,677
Rapid7 Incorporated †«		211,879	3,629,487
Ringcentral Incorporated Class A †		715,810	16,399,207
Synchronoss Technologies Incorporated †		446,651	17,584,650
Tyler Technologies Incorporated †		49,735	8,874,713
Ultimate Software Group Incorporated †		46,540	9,191,650

			209,829,284

Total Common Stocks (Cost $760,204,702)			1,006,634,764

	Yield

Short-Term Investments: 10.75%

Investment Companies: 10.75%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	97,288,111	97,288,111
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	12,067,245	12,067,245

Total Short-Term Investments (Cost $109,355,356)			109,355,356

Total investments in securities (Cost $869,560,058) *	109.67%	1,115,990,120
Other assets and liabilities, net	(9.67)	(98,394,055)

Total net assets	100.00%	$1,017,596,065

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $871,132,855 and unrealized gains (losses) consists of:

Gross unrealized gains	$285,010,123
Gross unrealized losses	(40,152,858)

Net unrealized gains	$244,857,265

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	71

INDEX PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 97.62%

Consumer Discretionary: 12.77%

Auto Components: 0.39%
Other securities		$9,998,825	0.39%

Automobiles: 0.62%
Other securities		15,835,624	0.62

Distributors: 0.07%
Other securities		1,853,112	0.07

Diversified Consumer Services: 0.05%
Other securities		1,166,779	0.05

Hotels, Restaurants & Leisure: 1.78%
McDonald’s Corporation	127,027	14,501,402	0.57
Starbucks Corporation	200,181	12,289,112	0.48
Other securities		18,267,723	0.73

		45,058,237	1.78

Household Durables: 0.43%
Other securities		10,889,139	0.43

Internet & Catalog Retail: 2.09%
Amazon.com Incorporated †	51,728	34,388,774	1.36
Other securities		18,541,467	0.73

		52,930,241	2.09

Leisure Products: 0.09%
Other securities		2,243,547	0.09

Media: 3.14%
Comcast Corporation Class A	285,232	17,359,220	0.69
The Walt Disney Company	209,438	23,764,930	0.94
Other securities		38,367,610	1.51

		79,491,760	3.14

Multiline Retail: 0.60%
Other securities		15,106,401	0.60

Specialty Retail: 2.59%
The Home Depot Incorporated	173,193	23,187,079	0.92
Other securities		42,391,885	1.67

		65,578,964	2.59

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Equity Gateway Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 0.92%
Nike Incorporated Class B	91,431	$12,094,493	0.48%
Other securities		11,269,188	0.44

		23,363,681	0.92

Consumer Staples: 9.34%

Beverages: 2.21%
PepsiCo Incorporated	198,130	19,844,701	0.78
The Coca-Cola Company	528,036	22,504,894	0.89
Other securities		13,594,355	0.54

		55,943,950	2.21

Food & Staples Retailing: 2.19%
CVS Health Corporation	150,316	14,143,232	0.56
Wal-Mart Stores Incorporated	212,842	12,523,623	0.49
Other securities		28,723,311	1.14

		55,390,166	2.19

Food Products: 1.60%
Other securities		40,537,489	1.60

Household Products: 1.71%
The Procter & Gamble Company	365,857	27,380,738	1.08
Other securities		15,984,687	0.63

		43,365,425	1.71

Personal Products: 0.10%
Other securities		2,562,548	0.10

Tobacco: 1.53%
Altria Group Incorporated	264,449	15,232,262	0.60
Philip Morris International	208,946	18,259,791	0.72
Other securities		5,170,519	0.21

		38,662,572	1.53

Energy: 6.89%

Energy Equipment & Services: 1.10%
Schlumberger Limited	170,677	13,167,731	0.52
Other securities		14,772,195	0.58

		27,939,926	1.10

Oil, Gas & Consumable Fuels: 5.79%
Chevron Corporation	253,799	23,176,925	0.92
Exxon Mobil Corporation	562,354	45,921,828	1.81
Other securities		77,414,331	3.06

		146,513,084	5.79

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	73

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 16.19%

Banks: 5.93%
Bank of America Corporation	1,411,945	$24,610,201	0.97%
Citigroup Incorporated	405,953	21,957,998	0.87
JPMorgan Chase & Company	498,777	33,258,450	1.31
Wells Fargo & Company (l)	630,049	34,715,700	1.37
Other securities		35,655,337	1.41

		150,197,686	5.93

Capital Markets: 2.15%
Other securities		54,470,876	2.15

Consumer Finance: 0.85%
Other securities		21,480,159	0.85

Diversified Financial Services: 1.97%
Berkshire Hathaway Incorporated Class B †	252,675	33,881,191	1.34
Other securities		16,028,966	0.63

		49,910,157	1.97

Insurance: 2.71%
American International Group Incorporated	174,513	11,095,537	0.44
Other securities		57,427,615	2.27

		68,523,152	2.71

Real Estate Management & Development: 0.06%
Other securities		1,464,927	0.06

REITs: 2.52%
Other securities		63,944,092	2.52

Health Care: 14.26%

Biotechnology: 3.50%
AbbVie Incorporated	223,255	12,982,278	0.51
Amgen Incorporated	102,269	16,475,536	0.65
Celgene Corporation †	106,624	11,669,997	0.46
Gilead Sciences Incorporated	197,943	20,974,040	0.83
Other securities		26,525,613	1.05

		88,627,464	3.50

Health Care Equipment & Supplies: 2.04%
Medtronic plc	190,739	14,370,276	0.57
Other securities		37,264,008	1.47

		51,634,284	2.04

Health Care Providers & Services: 2.53%
UnitedHealth Group Incorporated	128,612	14,495,859	0.57
Other securities		49,608,634	1.96

		64,104,493	2.53

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Equity Gateway Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Health Care Technology: 0.10%
Other securities		$2,468,751	0.10%

Life Sciences Tools & Services: 0.60%
Other securities		15,183,455	0.60

Pharmaceuticals: 5.49%
Allergan plc †	53,092	16,665,048	0.66
Bristol-Myers Squibb Company	224,904	15,070,817	0.59
Johnson & Johnson	373,483	37,811,419	1.49
Merck & Company Incorporated	379,894	20,138,181	0.79
Pfizer Incorporated	831,821	27,258,774	1.08
Other securities		22,291,726	0.88

		139,235,965	5.49

Industrials: 9.88%

Aerospace & Defense: 2.63%
The Boeing Company	86,148	12,530,227	0.49
Other securities		54,223,344	2.14

		66,753,571	2.63

Air Freight & Logistics: 0.70%
Other securities		17,848,289	0.70

Airlines: 0.61%
Other securities		15,411,554	0.61

Building Products: 0.09%
Other securities		2,256,080	0.09

Commercial Services & Supplies: 0.41%
Other securities		10,369,398	0.41

Construction & Engineering: 0.09%
Other securities		2,171,415	0.09

Electrical Equipment: 0.47%
Other securities		11,868,205	0.47

Industrial Conglomerates: 2.43%
3M Company	84,262	13,193,744	0.52
General Electric Company	1,271,254	38,061,345	1.50
Other securities		10,357,588	0.41

		61,612,677	2.43

Machinery: 1.20%
Other securities		30,337,488	1.20

Professional Services: 0.28%
Other securities		7,108,301	0.28

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	75

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 0.80%
Other securities		$20,258,328	0.80%

Trading Companies & Distributors: 0.17%
Other securities		4,241,892	0.17

Information Technology: 20.43%

Communications Equipment: 1.36%
Cisco Systems Incorporated	685,959	18,692,383	0.74
Other securities		15,710,720	0.62

		34,403,103	1.36

Electronic Equipment, Instruments & Components: 0.38%
Other securities		9,611,514	0.38

Internet Software & Services: 4.03%
Alphabet Incorporated Class A †	39,098	29,825,909	1.18
Alphabet Incorporated Class C †	39,893	29,624,542	1.17
Facebook Incorporated Class A †	304,782	31,770,476	1.25
Other securities		11,014,824	0.43

		102,235,751	4.03

IT Services: 3.60%
International Business Machines Corporation	121,545	16,945,804	0.67
MasterCard Incorporated Class A	134,605	13,180,522	0.52
Visa Incorporated Class A	263,193	20,794,879	0.82
Other securities		40,272,752	1.59

		91,193,957	3.60

Semiconductors & Semiconductor Equipment: 2.48%
Intel Corporation	641,196	22,294,385	0.88
Other securities		40,527,079	1.60

		62,821,464	2.48

Software: 4.20%
Microsoft Corporation	1,078,727	58,628,812	2.32
Oracle Corporation	438,621	17,093,060	0.67
Other securities		30,567,637	1.21

		106,289,509	4.20

Technology Hardware, Storage & Peripherals: 4.38%
Apple Incorporated	769,154	90,990,918	3.59
Other securities		19,935,289	0.79

		110,926,207	4.38

Materials: 2.79%

Chemicals: 2.11%
Other securities		53,509,505	2.11

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Equity Gateway Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

INDEX PORTFOLIO

Security name			Shares	Value	Percent of net assets

Construction Materials: 0.13%
Other securities				$3,266,685	0.13%

Containers & Packaging: 0.22%
Other securities				5,572,841	0.22

Metals & Mining: 0.24%
Other securities				6,008,282	0.24

Paper & Forest Products: 0.09%
Other securities				2,356,828	0.09

Telecommunication Services: 2.28%

Diversified Telecommunication Services: 2.28%
AT&T Incorporated			829,616	27,933,171	1.10
Verizon Communications Incorporated			548,360	24,922,962	0.99
Other securities				4,807,075	0.19

				57,663,208	2.28

Utilities: 2.79%

Electric Utilities: 1.60%
Other securities				40,570,108	1.60

Gas Utilities: 0.04%
Other securities				1,013,446	0.04

Independent Power & Renewable Electricity Producers: 0.06%
Other securities				1,471,258	0.06

Multi-Utilities: 1.09%
Other securities				27,722,609	1.09

Total Common Stocks (Cost $1,203,617,883)				2,472,550,404	97.62

	Yield
Short-Term Investments: 1.79%

Investment Companies: 1.72%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%		13,080,495	13,080,495	0.52
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		30,518,256	30,518,256	1.20

				43,598,751	1.72

		Maturity date	Principal
U.S. Treasury Securities: 0.07%
Treasury Bill (z)#	0.05	4-7-2016	$1,007,000	1,006,239	0.04
Treasury Bill (z)#	0.10	4-21-2016	255,000	254,796	0.01
Treasury Bill (z)#	0.16	2-25-2016	76,000	75,968	0.00
Treasury Bill (z)#	0.28	5-5-2016	360,000	359,507	0.02

				1,696,510	0.07

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	77

INDEX PORTFOLIO

	Value	Percent of net assets

Total Short-Term Investments (Cost $45,295,990)	$45,295,261	1.79%

Total investments in securities (Cost $1,248,913,873) *	2,517,845,665	99.41%
Other assets and liabilities, net	14,857,797	0.59

Total net assets	$2,532,703,462	100.00%

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,317,979,628 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,301,718,519
Gross unrealized losses	(101,852,482)

Net unrealized gains	$1,199,866,037

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.66%

Belgium: 3.51%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	22,037	$2,839,385
Telenet Group Holding NV (Consumer Discretionary, Media) †	22,809	1,245,669
UCB SA (Health Care, Pharmaceuticals)	15,768	1,408,076

		5,493,130

China: 8.44%
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	39,497	8,609,161
Tencent Holdings Limited (Information Technology, Internet Software & Services)	230,500	4,587,139

		13,196,300

France: 5.54%
L’Oreal SA (Consumer Staples, Personal Products)	6,888	1,219,711
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	7,971	1,336,954
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	77,130	1,333,204
Pernod-Ricard SA (Consumer Staples, Beverages)	12,640	1,438,311
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	123,250	3,337,532

		8,665,712

Germany: 11.29%
Allianz AG (Financials, Insurance)	8,871	1,571,325
Bayer AG (Health Care, Pharmaceuticals)	53,082	7,083,380
Beiersdorf AG (Consumer Staples, Personal Products)	24,795	2,309,017
Linde AG (Materials, Chemicals)	25,604	4,470,326
Vonovia SE (Financials, Real Estate Management & Development)	36,076	1,118,135
Wirecard AG (Information Technology, IT Services)	22,432	1,098,875

		17,651,058

Hong Kong: 3.74%
AIA Group Limited (Financials, Insurance)	932,400	5,567,859
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	362,000	282,935

		5,850,794

India: 2.07%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	110,747	2,012,404
Infosys Limited ADR (Information Technology, IT Services)	73,799	1,230,967

		3,243,371

Ireland: 6.04%
Allegion plc (Industrials, Building Products)	4,928	331,211
Allergan plc (Health Care, Pharmaceuticals) †	5,099	1,600,525
Medtronic plc (Health Care, Health Care Equipment & Supplies)	99,664	7,508,686

		9,440,422

Italy: 0.64%
Mediaset SpA (Consumer Discretionary, Media)	228,906	1,006,582

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	79

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Japan: 9.29%
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	247,000	$646,093
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	67,654	2,423,673
NGK Insulators Limited (Industrials, Machinery)	122,000	2,829,488
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	75,400	3,007,425
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	8,100	1,296,921
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	69,400	4,316,781

		14,520,381

Mexico: 1.94%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	107,696	3,037,027

Netherlands: 2.28%
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	38,503	3,558,309

South Korea: 0.01%
Orion Corporation (Consumer Staples, Food Products)	18	17,735

Spain: 1.48%
Grifols SA (Health Care, Biotechnology)	21,620	1,026,090
Grifols SA ADR (Health Care, Biotechnology)	37,018	1,286,376

		2,312,466

Sweden: 2.15%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	15,312	1,927,650
Swedbank AB Class A (Financials, Banks)	65,125	1,442,609

		3,370,259

Switzerland: 12.33%
Actelion Limited (Health Care, Biotechnology)	17,043	2,393,657
Adecco SA (Industrials, Professional Services)	22,326	1,527,677
Nestle SA (Consumer Staples, Food Products)	59,015	4,379,448
Novartis AG (Health Care, Pharmaceuticals)	22,069	1,886,542
Roche Holding AG (Health Care, Pharmaceuticals)	16,045	4,296,445
Syngenta AG (Materials, Chemicals)	10,271	3,786,548
TE Connectivity Limited (Information Technology, Electronic Equipment, Instruments & Components)	15,005	1,006,685

		19,277,002

United Kingdom: 20.47%
Aon plc (Financials, Insurance)	8,124	769,668
Babcock International Group plc (Industrials, Commercial Services & Supplies)	53,879	869,086
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	201,076	1,503,451
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	40,059	2,090,532
Croda International plc (Materials, Chemicals)	35,756	1,544,477
Delphi Automotive plc (Consumer Discretionary, Auto Components)	41,127	3,614,241
Diageo plc (Consumer Staples, Beverages)	1,639	47,148
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	32,109	1,735,133
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	37,990	1,462,459
International Consolidated Airlines Group SA (Industrials, Airlines) †	299,860	2,560,679
Johnson Matthey plc (Materials, Chemicals)	83,824	3,572,797

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name			Shares	Value

United Kingdom (continued)
Liberty Global plc Class A (Consumer Discretionary, Media)			56,548	$2,398,201
Liberty Global plc Class C (Consumer Discretionary, Media)			94,351	3,868,391
Lloyds Banking Group plc (Financials, Banks)			1,834,497	2,015,835
Worldpay Group plc (Information Technology, IT Services) 144A†			244,315	1,100,208
WPP plc (Consumer Discretionary, Media)			123,555	2,856,421

				32,008,727

United States: 3.44%
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services) †			43,538	2,811,684
Royal Caribbean Cruises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)			16,934	1,568,258
WABCO Holdings Incorporated (Industrials, Machinery) †			9,256	994,835

				5,374,777

Total Common Stocks (Cost $124,324,775)				148,024,052

		Expiration date

Participation Notes: 1.19%

Ireland: 1.19%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		10-29-2018	124,515	1,864,418

Total Participation Notes (Cost $1,147,504)				1,864,418

	Dividend yield

Preferred Stocks: 0.89%

Germany: 0.89%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.23%		12,217	1,387,596

Total Preferred Stocks (Cost $874,798)				1,387,596

	Yield
Short-Term Investments: 3.60%

Investment Companies: 3.60%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18		1,302,812	1,302,812
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		4,324,287	4,324,287

Total Short-Term Investments (Cost $5,627,099)				5,627,099

Total investments in securities (Cost $131,974,176) *	100.34%	156,903,165
Other assets and liabilities, net	(0.34)	(532,486)

Total net assets	100.00%	$156,370,679

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	81

INTERNATIONAL GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $132,399,036 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,616,019
Gross unrealized losses	(3,111,890)

Net unrealized gains	$24,504,129

The following table shows the percent of total long-term investments by sector as of November 30, 2015:

Health Care	21.67%
Consumer Discretionary	20.31
Information Technology	15.87
Consumer Staples	11.76
Financials	10.82
Materials	8.84
Industrials	8.66
Telecommunication Services	1.88
Utilities	0.19

100.00%

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.94%

Australia: 5.05%
AGL Energy Limited (Utilities, Multi-Utilities)	131,500	$1,573,919
Arrium Limited (Materials, Metals & Mining)	3,063,400	175,021
Automotive Holdings Group (Consumer Discretionary)	410,016	1,254,295
Bendigo Bank Limited (Financials, Banks)	272,500	2,199,324
Boart Longyear Group Limited (Industrials, Construction & Engineering) †	199,991	10,703
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies) «	207,386	410,950
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,901,751
CSR Limited (Materials, Construction Materials)	754,900	1,665,129
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	1,354,720
Fortescue Metals Group Limited (Materials, Metals & Mining) «	394,700	559,476
Independence Group NL (Materials, Metals & Mining)	404,400	707,758
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	3,231,891
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,535,467
Metcash Limited (Consumer Staples, Food & Staples Retailing) «	785,500	840,749
Mincor Resources NL (Materials, Metals & Mining) (i)	570,994	101,171
Mineral Resources Limited (Materials, Metals & Mining) «	144,300	509,266
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	1,059,500	850,516
Panoramic Resources Limited (Materials, Metals & Mining)	368,800	58,678
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	786,979
Qantas Airways Limited (Industrials, Airlines)	580,020	1,526,873
Rio Tinto Limited (Materials, Metals & Mining)	58,300	1,935,684
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors) «	165,800	621,116
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	269,632

		25,081,068

Austria: 1.07%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,173,105
Raiffeisen Bank International AG (Financials, Banks) †«	81,200	1,270,577
RHI AG (Materials, Construction Materials) «	64,721	1,298,896
Voestalpine AG (Materials, Metals & Mining)	47,700	1,552,241

		5,294,819

Belgium: 0.80%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	3,947,589

Brazil: 1.10%
Banco do Brasil SA (Financials, Banks)	309,500	1,303,116
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	253,200	1,238,187
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	305,955
JBS SA (Consumer Staples, Food Products)	805,600	2,586,082

		5,433,340

Canada: 2.11%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	131,600	5,985,536
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	90,100	2,594,815
WestJet Airlines Limited (Industrials, Airlines)	120,000	1,908,570

		10,488,921

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	83

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Cayman Islands: 0.63%
China Resources Cement Holdings Limited (Materials, Construction Materials)	3,186,000	$1,039,612
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	932,375
TCL Communication Technology Holdings Limited (Information Technology, Technology Hardware, Storage & Peripherals) «	1,586,000	1,174,141

		3,146,128

China: 2.68%
China BlueChemical Limited H Shares (Materials, Chemicals)	1,984,000	539,920
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,093,660
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	4,152,000	2,543,642
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	1,747,500	2,321,450
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	2,351,753
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	1,225,000	2,657,462
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	823,400	1,807,488

		13,315,375

Czech Republic: 0.21%
CEZ AS (Utilities, Electric Utilities)	57,500	1,044,660

Denmark: 0.28%
Sydbank AG (Financials, Banks)	43,000	1,410,994

Finland: 0.43%
TietoEnator Oyj (Information Technology, IT Services)	82,700	2,109,273

France: 9.01%
Alstom SA (Industrials, Machinery) †«	83,800	2,604,371
AXA SA (Financials, Insurance)	132,200	3,577,099
BNP Paribas SA (Financials, Banks)	49,100	2,910,796
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,406,398
Credit Agricole SA (Financials, Banks)	219,328	2,646,367
Electricite de France SA (Utilities, Electric Utilities) «	148,600	2,214,531
Engie SA (Utilities, Multi-Utilities)	171,900	2,994,929
Renault SA (Consumer Discretionary, Automobiles)	40,500	4,086,898
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	82,900	7,390,673
SCOR SE (Financials, Insurance)	109,700	4,302,338
Societe Generale SA (Financials, Banks)	39,000	1,861,662
Thales SA (Industrials, Aerospace & Defense)	41,400	3,082,439
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	4,652,939

		44,731,440

Germany: 8.61%
Allianz AG (Financials, Insurance)	35,700	6,323,561
BASF SE (Materials, Chemicals)	46,500	3,848,810
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	3,405,217
Daimler AG (Consumer Discretionary, Automobiles)	75,700	6,776,774
Deutsche Bank AG (Financials, Capital Markets)	130,100	3,340,895
E.ON SE (Utilities, Multi-Utilities)	87,200	828,812
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	3,627,399

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	19,700	$3,970,276
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,613,693
Rhoen Klinikum AG (Health Care, Health Care Providers & Services) †	18,500	235
Rhoen Klinikum AG (Health Care, Health Care Providers & Services) «	73,100	2,113,116
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	56,900	2,172,653
Volkswagen AG (Consumer Discretionary, Automobiles) «	22,600	3,373,965
Wincor Nixdorf AG (Information Technology, Technology Hardware, Storage & Peripherals)	26,600	1,346,333

		42,741,739

Hong Kong: 1.60%
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	1,012,500	1,666,290
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,425,346
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,637,529
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,220,137

		7,949,302

Hungary: 0.23%
Richter Gedeon (Health Care, Pharmaceuticals)	59,700	1,134,183

India: 0.89%
Gail Limited (Utilities, Gas Utilities)	28,100	923,085
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	2,645,566
Tata Steel Limited GDR (Industrials, Machinery) (i)	245,900	850,814

		4,419,465

Ireland: 0.90%
C&C Group plc (Consumer Staples, Beverages)	240,000	930,609
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,557,373

		4,487,982

Israel: 1.20%
Bank Hapoalim Limited (Financials, Banks)	542,900	2,807,366
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	3,148,064

		5,955,430

Italy: 1.24%
Enel SpA (Utilities, Electric Utilities)	688,400	3,035,871
Mediobanca SpA (Financials, Capital Markets)	324,800	3,112,528

		6,148,399

Japan: 22.12%
Adeka Corporation (Materials, Chemicals)	155,300	2,296,068
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,858,262
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	206,300	1,382,595
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	2,713,786
Aozora Bank Limited (Financials, Banks)	588,000	2,073,046
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	2,836,279
Central Glass Company Limited (Industrials, Building Products)	444,000	2,099,171

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	85

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
CKD Corporation (Industrials, Machinery)	171,200	$1,839,948
Dainippon Ink & Chemicals Incorporated (Materials, Chemicals)	808,700	2,332,157
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	981,124
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	682,000	3,013,875
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,486,084
Fujikura Limited (Industrials, Electrical Equipment)	348,000	1,970,398
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	110,300	1,240,987
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,448,833
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,759,927
JFE Holdings Incorporated (Materials, Metals & Mining)	70,000	1,104,305
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	1,654,869
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	102,800	2,553,716
Kureha Corporation (Materials, Chemicals)	271,000	1,065,508
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,869,017
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,459,854
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	2,858,749
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,115,329
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	597,530
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	556,400	3,014,775
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	4,216,970
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,192,957
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	4,530,734
Namura Shipbuilding Company Limited (Industrials, Machinery)	108,800	1,001,384
Nichirei Corporation (Consumer Staples, Food Products)	252,000	1,649,976
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	234,000	8,677,579
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	419,800	4,482,755
Nisshinbo Industries Incorporated (Industrials, Industrial Conglomerates)	117,000	1,383,851
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	3,404,062
Resona Holdings Incorporated (Financials, Banks)	1,013,300	4,945,497
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	166,000	1,701,803
Sankyu Incorporated (Industrials, Road & Rail)	370,000	1,845,491
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,487,084
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,027,112
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	149,000	1,680,032
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,830,859
The Keiyo Bank Limited (Financials, Banks)	62,000	296,653
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	2,062,996
Tsumura & Company (Health Care, Pharmaceuticals)	79,300	2,180,589
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	2,553,814

		109,778,390

Liechtenstein: 0.11%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets) (i)	6,558	522,358

Netherlands: 2.22%
Aegon NV (Financials, Insurance)	334,000	2,045,337
ING Groep NV (Financials, Banks)	237,100	3,255,351
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	263,630	5,735,102

		11,035,790

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Norway: 1.31%
Atea ASA (Information Technology, IT Services)	84,900	$762,000
DnB Nor ASA (Financials, Banks)	148,800	1,958,762
Marine Harvest ASA (Consumer Staples, Food Products)	97,500	1,318,242
Yara International ASA (Materials, Chemicals)	53,600	2,481,233

		6,520,237

Poland: 0.42%
Asseco Poland SA (Information Technology, Software)	101,800	1,444,731
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	653,036

		2,097,767

Russia: 0.81%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	150,014	1,680,157
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	9,968
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,312,112

		4,002,237

Singapore: 0.85%
DBS Group Holdings Limited (Financials, Banks)	227,000	2,655,347
United Overseas Bank Limited (Financials, Banks)	113,000	1,553,344

		4,208,691

South Africa: 0.44%
Barclays Africa Group Limited (Financials, Banks)	200,300	2,201,554

South Korea: 2.81%
BS Financial Group Incorporated (Financials, Banks)	13,188	110,806
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,570,744
Industrial Bank of Korea (Financials, Banks)	192,500	2,210,829
KT&G Corporation (Consumer Staples, Tobacco)	43,000	3,973,058
Kwangju Bank (Financials, Banks) †	13,510	94,379
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	4,506,023
Woori Bank (Financials, Banks)	178,044	1,459,037

		13,924,876

Spain: 1.03%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	2,346,165
Gas Natural SDG SA (Utilities, Gas Utilities)	128,100	2,771,169

		5,117,334

Sweden: 2.34%
Boliden AB (Materials, Metals & Mining)	169,300	3,111,604
Nordea Bank AB (Financials, Banks)	177,300	1,964,737
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,540,906
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	304,500	2,965,818
TeliaSonera AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	2,046,799

		11,629,864

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	87

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Switzerland: 5.30%
Baloise Holding AG (Financials, Insurance)	28,800	$3,499,052
Credit Suisse Group AG (Financials, Capital Markets)	273,395	5,877,919
Georg Fischer AG (Industrials, Machinery)	3,000	1,955,095
Swiss Life Holding AG (Financials, Insurance)	12,600	3,178,014
Swiss Reinsurance AG (Financials, Insurance)	75,700	7,214,254
UBS Group AG (Financials, Capital Markets)	5,400	103,659
Zurich Insurance Group AG (Financials, Insurance)	17,100	4,502,493

		26,330,486

Taiwan: 0.77%
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,549,000	1,086,162
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,730,026

		3,816,188

Thailand: 0.72%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,122,329
Thanachart Capital PCL (Financials, Banks)	1,481,500	1,457,111

		3,579,440

United Kingdom: 17.65%
3i Group plc (Financials, Capital Markets)	409,100	3,096,129
Alent plc (Materials, Chemicals) (a)	50,200	379,921
AMEC plc (Energy, Energy Equipment & Services)	83,300	546,244
Amlin plc (Financials, Insurance)	93,700	930,696
Anglo American plc (Materials, Metals & Mining)	107,000	658,550
AstraZeneca plc (Health Care, Pharmaceuticals)	38,500	2,610,766
Aviva plc (Financials, Insurance)	314,900	2,425,894
BAE Systems plc (Industrials, Aerospace & Defense)	939,800	7,310,705
Barclays plc (Financials, Banks)	715,000	2,403,553
Barratt Developments plc (Consumer Discretionary, Household Durables)	318,600	2,883,857
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	58,800	2,843,617
BP plc (Energy, Oil, Gas & Consumable Fuels)	844,300	4,898,836
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	509,700	3,811,041
Carillion plc (Industrials, Construction & Engineering) «	261,500	1,241,399
Centrica plc (Utilities, Multi-Utilities)	898,500	2,951,394
Chemring Group plc (Industrials, Aerospace & Defense)	247,200	742,754
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	264,876	2,140,257
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,238,200	1,559,016
easyJet plc (Industrials, Airlines)	75,100	1,869,676
Firstgroup plc (Industrials, Road & Rail) †	952,400	1,510,432
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	110,500	2,255,876
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)	290,000	449,435
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	1,211,800	4,632,080
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	547,900	821,066
Lloyds Banking Group plc (Financials, Banks)	1,749,400	1,922,328
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	379,900	2,875,139
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	558,800	1,447,566
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †	236,800	1,179,422

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name			Shares	Value

United Kingdom (continued)
Mitie Group plc (Industrials, Commercial Services & Supplies)			283,197	$1,361,034
Mondi plc (Materials, Paper & Forest Products)			67,600	1,571,982
Old Mutual plc (Financials, Insurance)			982,800	3,093,606
Pace plc (Consumer Discretionary, Household Durables)			308,800	1,853,822
Petrofac Limited (Energy, Energy Equipment & Services)			149,300	1,855,100
Premier Foods plc (Consumer Staples, Food Products) †			73,926	43,750
Redrow plc (Consumer Discretionary, Household Durables)			141,600	968,643
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			287,900	7,163,169
Standard Chartered plc (Financials, Banks)			253,000	2,123,172
Tate & Lyle plc (Consumer Staples, Food Products)			158,800	1,411,094
Tullett Prebon plc (Financials, Capital Markets)			279,500	1,472,920
Vesuvius plc (Industrials, Machinery)			145,400	745,869
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			679,700	1,561,136

				87,622,946

Total Common Stocks (Cost $515,773,545)				481,228,265

	Dividend yield

Preferred Stocks: 0.14%

Brazil: 0.14%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)	12.05%		349,800	492,740
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	11.96		109,056	186,035

Total Preferred Stocks (Cost $3,545,600)				678,775

		Expiration date
Rights: 0.02%

United Kingdom: 0.02%
Standard Chartered plc (Financials, Banks) †		2-23-2016	72,286	99,071

Total Rights (Cost $0)				99,071

	Yield

Short-Term Investments: 3.93%

Investment Companies: 3.93%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18		15,597,666	15,597,666
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		3,910,661	3,910,661

Total Short-Term Investments (Cost $19,508,327)				19,508,327

Total investments in securities (Cost $538,827,472) *	101.03%	501,514,438
Other assets and liabilities, net	(1.03)	(5,103,501)

Total net assets	100.00%	$496,410,937

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	89

INTERNATIONAL VALUE PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(i)	Illiquid security.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

*	Cost for federal income tax purposes is $539,229,701 and unrealized gains (losses) consists of:

Gross unrealized gains	$66,608,097
Gross unrealized losses	(104,323,360

Net unrealized losses	$(37,715,263)

The following table shows the percent of total long-term investments by sector as of November 30, 2015:

Financials	29.64%
Consumer Discretionary	15.67
Industrials	13.25
Materials	8.82
Consumer Staples	6.80
Energy	6.35
Health Care	5.93
Telecommunication Services	5.41
Utilities Services	4.16
Information Technology	3.97

100.00%

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.13%

Consumer Discretionary: 7.36%

Hotels, Restaurants & Leisure: 1.52%
Norwegian Cruise Line Holdings Limited †	20,897	$1,200,324

Household Durables: 1.50%
Harman International Industries Incorporated	11,488	1,185,102

Leisure Products: 0.98%
Mattel Incorporated	31,070	772,400

Media: 1.22%
Omnicom Group Incorporated	13,026	962,882

Multiline Retail: 0.64%
JCPenny Company Incorporated «†	63,783	508,351

Textiles, Apparel & Luxury Goods: 1.50%
PVH Corporation	6,432	587,177
Skechers U.S.A. Incorporated Class A †	19,787	597,567

		1,184,744

Consumer Staples: 6.11%

Food & Staples Retailing: 2.60%
CVS Health Corporation	21,792	2,050,409

Food Products: 1.03%
TreeHouse Foods Incorporated †	9,442	816,355

Household Products: 1.15%
The Procter & Gamble Company	12,169	910,728

Personal Products: 1.33%
Herbalife Limited «†	18,156	1,048,146

Energy: 11.56%

Energy Equipment & Services: 2.00%
Baker Hughes Incorporated	21,820	1,179,807
Noble Corporation plc «	30,051	398,777

		1,578,584

Oil, Gas & Consumable Fuels: 9.56%
Chevron Corporation	8,779	801,698
ConocoPhillips	18,980	1,025,869
Exxon Mobil Corporation	23,864	1,948,734
Marathon Oil Corporation	56,883	996,021
Noble Energy Incorporated	29,050	1,065,264
Valero Energy Corporation	18,325	1,316,835
Whiting Petroleum Corporation †	24,159	398,865

		7,553,286

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	91

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Financials: 28.69%

Banks: 11.98%
Bank of America Corporation	63,481	$1,106,474
BOK Financial Corporation «	29,357	2,021,228
Citigroup Incorporated	20,562	1,112,199
First Republic Bank	26,169	1,801,997
JPMorgan Chase & Company	31,756	2,117,490
KeyCorp	31,511	413,109
SunTrust Banks Incorporated	20,443	887,635

		9,460,132

Capital Markets: 3.44%
Ameriprise Financial Incorporated	16,299	1,840,972
Goldman Sachs Group Incorporated	4,631	879,983

		2,720,955

Insurance: 7.42%
ACE Limited	7,047	809,348
American International Group Incorporated	28,732	1,826,781
Endurance Specialty Holdings Limited	24,220	1,597,551
MetLife Incorporated	31,892	1,629,362

		5,863,042

REITs: 5.85%
Alexandria Real Estate Equities Incorporated	18,665	1,718,860
Equity Residential	16,508	1,317,669
Prologis Incorporated	18,090	773,348
VEREIT Incorporated	97,729	814,083

		4,623,960

Health Care: 12.87%

Biotechnology: 1.89%
Baxalta Incorporated	25,511	877,068
Gilead Sciences Incorporated	5,867	621,667

		1,498,735

Health Care Equipment & Supplies: 0.97%
Medtronic plc	10,172	766,358

Health Care Providers & Services: 2.61%
Cigna Corporation	5,529	746,304
HCA Holdings Incorporated †	9,106	619,754
McKesson Corporation	3,672	695,293

		2,061,351

Pharmaceuticals: 7.40%
AbbVie Incorporated	10,488	609,877
Allergan plc †	4,385	1,376,408
Johnson & Johnson	7,594	768,817

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Mallinckrodt plc †	11,924	$798,059
Merck & Company Incorporated	16,463	872,704
Pfizer Incorporated	43,284	1,418,417

		5,844,282

Industrials: 11.87%

Aerospace & Defense: 2.90%
Curtiss-Wright Corporation	11,473	807,814
Raytheon Company	11,949	1,482,034

		2,289,848

Airlines: 0.44%
United Continental Holdings Incorporated †	6,218	346,529

Commercial Services & Supplies: 1.73%
Progressive Waste Solutions Limited	23,414	553,039
West Corporation	31,792	810,696

		1,363,735

Electrical Equipment: 0.87%
Eaton Corporation plc	11,799	686,230

Industrial Conglomerates: 1.63%
General Electric Company	42,941	1,285,654

Machinery: 1.59%
Stanley Black & Decker Incorporated	11,540	1,259,706

Professional Services: 0.84%
CEB Incorporated	8,546	660,349

Road & Rail: 1.87%
AMERCO	1,434	581,344
Norfolk Southern Corporation	9,471	900,313

		1,481,657

Information Technology: 10.73%

Communications Equipment: 0.96%
Cisco Systems Incorporated	28,008	763,218

Electronic Equipment, Instruments & Components: 2.24%
Synnex Corporation	13,907	1,311,013
TE Connectivity Limited	6,811	456,950

		1,767,963

Internet Software & Services: 1.41%
Alphabet Incorporated Class C †	1,496	1,110,930

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	93

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.57%
NXP Semiconductors NV †		8,507	$795,064
Skyworks Solutions Incorporated		14,885	1,235,753

			2,030,817

Software: 0.52%
Citrix Systems Incorporated †		5,363	411,181

Technology Hardware, Storage & Peripherals: 3.03%
Apple Incorporated		7,011	829,401
NCR Corporation †		48,898	1,325,625
Seagate Technology plc «		6,638	238,570

			2,393,596

Materials: 3.29%

Chemicals: 1.72%
Cabot Corporation		11,863	516,515
FMC Corporation		19,675	845,435

			1,361,950

Containers & Packaging: 1.57%
Crown Holdings Incorporated †		17,021	883,560
WestRock Company		7,059	357,397

			1,240,957

Telecommunication Services: 1.97%

Diversified Telecommunication Services: 1.97%
AT&T Incorporated		22,528	758,518
Verizon Communications Incorporated		17,570	798,557

			1,557,075

Utilities: 3.68%

Electric Utilities: 2.75%
Duke Energy Corporation		15,099	1,023,108
The Southern Company		25,711	1,145,168

			2,168,276

Gas Utilities: 0.93%
Atmos Energy Corporation		11,822	736,629

Total Common Stocks (Cost $67,502,414)			77,526,426

	Yield
Short-Term Investments: 6.19%

Investment Companies: 6.19%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	3,413,200	3,413,200
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	1,477,801	1,477,801

Total Short-Term Investments (Cost $4,891,001)			4,891,001

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

		Value
Total investments in securities (Cost $72,393,415) *	104.32%	$82,417,427
Other assets and liabilities, net	(4.32)	(3,416,112)

Total net assets	100.00%	$79,001,315

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $73,133,631 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,349,290
Gross unrealized losses	(4,065,494)

Net unrealized gains	$9,283,796

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	95

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.77%

Consumer Discretionary: 14.44%

Auto Components: 1.03%
Gentherm Incorporated †	234,165	$11,904,948

Diversified Consumer Services: 1.87%
2U Incorporated †«	403,201	9,725,208
Houghton Mifflin Harcourt Company †	605,490	11,964,482

		21,689,690

Hotels, Restaurants & Leisure: 3.06%
Brinker International Incorporated	112,145	5,116,055
Del Taco Restaurants Incorporated †	524,230	5,787,499
Extended Stay America Incorporated	540,270	9,244,020
Krispy Kreme Doughnuts Incorporated †	631,710	8,932,379
Zoe’s Kitchen Incorporated †«	184,820	6,287,576

		35,367,529

Household Durables: 0.57%
William Lyon Homes Class A †	380,729	6,651,336

Leisure Products: 0.37%
Malibu Boats Incorporated †	272,830	4,234,322

Media: 2.54%
IMAX Corporation †	352,253	13,343,344
Lions Gate Entertainment Corporation	283,304	9,615,338
Media General Incorporated †«	410,540	6,375,686

		29,334,368

Multiline Retail: 0.66%
Burlington Stores Incorporated †	159,770	7,686,535

Specialty Retail: 3.12%
Chico’s FAS Incorporated	416,917	5,003,004
Dick’s Sporting Goods Incorporated	191,709	7,482,402
Monro Muffler Brake Incorporated	214,091	15,851,298
Party City Holdco Incorporated †	609,380	7,739,126

		36,075,830

Textiles, Apparel & Luxury Goods: 1.22%
Kate Spade & Company †	399,050	7,996,962
Skechers U.S.A. Incorporated Class A †	202,276	6,108,735

		14,105,697

Consumer Staples: 1.42%

Food Products: 1.42%
Amplify Snack Brands Incorporated †«	588,819	7,389,678
Whitewave Foods Company †	221,766	9,010,353

		16,400,031

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Energy: 2.21%

Oil, Gas & Consumable Fuels: 2.21%
Diamondback Energy Incorporated †	110,719	$8,638,296
GasLog Limited «	473,043	5,662,325
Memorial Resource Development Corporation †	487,900	7,947,891
Ring Energy Incorporated †«	333,230	3,322,303

		25,570,815

Financials: 11.31%

Banks: 2.74%
ServisFirst Bancshares Incorporated	131,250	6,460,125
Signature Bank †	64,395	10,184,069
SVB Financial Group †	113,762	15,071,190

		31,715,384

Capital Markets: 4.85%
Evercore Partners Incorporated Class A	272,124	15,111,046
LPL Financial Holdings Incorporated «	276,707	12,722,988
Stifel Financial Corporation †	241,601	10,959,021
Virtu Financial Incorporated	434,428	9,666,023
Virtus Investment Partners Incorporated	56,048	7,635,980

		56,095,058

Insurance: 1.58%
Argo Group International Holdings Limited	212,801	13,519,248
Patriot National Incorporated †	324,040	4,724,503

		18,243,751

REITs: 0.98%
QTS Realty Trust Incorporated Class A	269,985	11,398,767

Thrifts & Mortgage Finance: 1.16%
Essent Group Limited †	543,084	13,425,036

Health Care: 22.45%

Biotechnology: 5.13%
Alder Biopharmaceuticals Inc †	123,070	4,585,588
Alnylam Pharmaceuticals Incorporated †	74,822	7,785,977
Celldex Therapeutics Incorporated †«	289,876	5,220,667
Cepheid Incorporated †	265,754	9,551,199
Flexion Therapeutics Incorporated †«	318,310	6,187,946
Intrexon Corporation «	118,354	4,297,434
Oncomed Pharmaceuticals Incorporated †«	234,120	5,349,642
Portola Pharmaceuticals Incorporated †	146,645	7,275,058
Radius Health Incorporated †	73,960	4,497,508
Tesaro Incorporated †	90,122	4,599,827

		59,350,846

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	97

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies: 7.12%
Accuray Incorporated †«	995,078	$7,005,349
Analogic Corporation	119,440	9,979,212
Atricure Incorporated †	367,123	7,885,802
Cerus Corporation †«	1,706,248	9,674,426
DexCom Incorporated †	146,206	12,430,434
Inogen Incorporated †	283,515	10,844,449
LDR Holding Corporation †	325,109	8,784,445
Nevro Corporation †«	160,860	9,712,727
The Spectranetics Corporation †	437,994	6,057,457

		82,374,301

Health Care Providers & Services: 6.50%
Adeptus Health Incorporated Class A †«	163,877	9,847,369
AMN Healthcare Services Incorporated †	425,705	12,558,298
Capital Senior Living Corporation †	391,700	8,977,764
Ensign Group Incorporated	189,755	9,026,645
HealthEquity Incorporated †	366,830	12,105,390
LifePoint Hospitals Incorporated †	118,756	8,504,117
Surgery Partners Inc †«	409,094	7,817,786
Teladoc Incorporated †«	298,960	6,352,900

		75,190,269

Health Care Technology: 1.20%
Evolent Health Incorporated Class A †	477,820	7,778,910
Medidata Solutions Incorporated †	132,332	6,064,776

		13,843,686

Life Sciences Tools & Services: 1.45%
ICON plc ADR †	225,962	16,795,755

Pharmaceuticals: 1.05%
Akorn Incorporated †	195,388	6,506,420
Cempra Holdings Incorporated †«	176,680	5,637,859

		12,144,279

Industrials: 14.99%

Aerospace & Defense: 1.40%
Astronics Corporation	190,522	7,371,296
Esterline Technologies Corporation †	92,881	8,831,125

		16,202,421

Air Freight & Logistics: 1.03%
Hub Group Incorporated Class A †	307,789	11,859,110

Building Products: 2.63%
A.O. Smith Corporation	176,464	14,074,769
NCI Building Systems Incorporated †	618,414	7,334,390
PGT Incorporated †	813,650	9,047,788

		30,456,947

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies: 5.03%
Copart Incorporated †	326,873	$12,901,677
KAR Auction Services Incorporated	296,190	11,234,487
Mobile Mini Incorporated	277,490	9,837,021
TrueBlue Incorporated †	490,276	14,360,184
West Corporation	386,200	9,848,100

		58,181,469

Construction & Engineering: 1.19%
Comfort Systems USA Incorporated	236,422	7,504,034
Granite Construction Incorporated	152,780	6,228,841

		13,732,875

Machinery: 0.88%
Wabash National Corporation †	787,273	10,210,931

Professional Services: 1.42%
On Assignment Incorporated †	245,704	11,469,463
RPX Corporation †	356,064	4,938,608

		16,408,071

Road & Rail: 1.41%
Genesee & Wyoming Incorporated Class A †	131,797	9,129,578
Swift Transportation Company †«	453,346	7,239,936

		16,369,514

Information Technology: 24.60%

Communications Equipment: 2.68%
Infinera Corporation †	485,952	10,943,639
Radware Limited †	572,960	9,419,462
Ruckus Wireless Incorporated †	933,810	10,692,125

		31,055,226

Electronic Equipment, Instruments & Components: 1.18%
OSI Systems Incorporated †	145,776	13,649,007

Internet Software & Services: 3.58%
Benefitfocus Incorporated †«	245,410	9,944,013
Cornerstone OnDemand Incorporated †	323,120	11,603,239
Marketo Incorporated †	301,040	9,112,481
Pandora Media Incorporated †	419,090	5,783,442
Zillow Group Incorporated Class A «	46,841	1,219,271
Zillow Group Incorporated Class C †«	150,822	3,717,762

		41,380,208

IT Services: 2.95%
Acxiom Corporation †	539,610	12,357,069
MAXIMUS Incorporated	184,690	10,481,158
Vantiv Incorporated Class A †	214,420	11,302,078

		34,140,305

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	99

SMALL COMPANY GROWTH PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 5.72%
Applied Micro Circuits Corporation †		957,597	$7,009,610
Cypress Semiconductor Corporation		1,138,464	12,318,180
FormFactor Incorporated †		1,013,475	8,827,367
Microsemi Corporation †		347,420	12,510,594
Nanometrics Incorporated †		294,549	4,642,092
Silicon Motion Technology Corporation		241,644	8,039,496
Teradyne Incorporated		619,377	12,870,654

			66,217,993

Software: 8.49%
Bottomline Technologies Incorporated †		311,740	9,635,883
Cadence Design Systems Incorporated †		675,612	15,066,148
PTC Incorporated †		328,825	11,850,853
Qlik Technologies Incorporated †		347,723	11,061,069
Rubicon Project Incorporated †		580,644	8,564,499
SS&C Technologies Holdings		252,358	18,144,540
Synchronoss Technologies Incorporated †		180,230	7,095,655
Ultimate Software Group Incorporated †		40,441	7,987,098
Zendesk Incorporated †		342,773	8,778,417

			98,184,162

Materials: 3.03%

Chemicals: 1.40%
Calgon Carbon Corporation		514,099	8,693,414
Flotek Industries Incorporated †«		657,247	7,505,761

			16,199,175

Metals & Mining: 0.64%
Steel Dynamics Incorporated		424,593	7,383,672

Paper & Forest Products: 0.99%
Boise Cascade Company †		366,107	11,459,149

Utilities: 0.32%

Independent Power & Renewable Electricity Producers: 0.32%
Dynegy Incorporated †		230,660	3,718,239

Total Common Stocks (Cost $995,453,082)			1,096,406,707

	Yield
Short-Term Investments: 15.24%

Investment Companies: 15.24%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	118,989,418	118,989,418
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	57,304,768	57,304,768

Total Short-Term Investments (Cost $176,294,186)			176,294,186

Total investments in securities (Cost $1,171,747,268) *	110.01%	1,272,700,893
Other assets and liabilities, net	(10.01)	(115,825,971)

Total net assets	100.00%	$1,156,874,922

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,183,487,190 and unrealized gains (losses) consists of:

Gross unrealized gains	$153,725,982
Gross unrealized losses	(64,512,279)

Net unrealized gains	$89,213,703

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	101

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.47%

Consumer Discretionary: 11.61%

Auto Components: 2.42%
American Axle & Manufacturing Holdings Incorporated †	127,519	$2,902,332
Metaldyne Performance Group Incorporated	94,700	2,132,644

		5,034,976

Automobiles: 1.02%
Thor Industries Incorporated	36,550	2,116,976

Hotels, Restaurants & Leisure: 0.97%
ClubCorp Holdings Incorporated	112,094	2,012,087

Media: 2.59%
National CineMedia Incorporated	167,800	2,662,986
Scholastic Corporation	63,693	2,720,965

		5,383,951

Specialty Retail: 4.61%
Asbury Automotive Group Incorporated †	24,109	1,810,586
Ascena Retail Group Incorporated †	121,820	1,380,221
DSW Incorporated Class A	80,188	1,841,116
Outerwall Incorporated «	38,790	2,401,101
The Men’s Wearhouse Incorporated	43,000	859,570
Urban Outfitters Incorporated †	57,550	1,289,120

		9,581,714

Consumer Staples: 1.62%

Food & Staples Retailing: 0.75%
SUPERVALU Incorporated †	231,850	1,558,032

Food Products: 0.87%
Darling Ingredients Incorporated †	165,910	1,816,715

Energy: 5.41%

Energy Equipment & Services: 0.96%
RPC Incorporated «	150,400	1,992,800

Oil, Gas & Consumable Fuels: 4.45%
Carrizo Oil & Gas Incorporated †	48,800	1,970,544
Parsley Energy Incorporated Class A †	112,300	2,206,695
PDC Energy Incorporated †	31,300	1,768,137
Rice Energy Incorporated †	91,500	1,233,420
WPX Energy Incorporated †	241,330	2,070,611

		9,249,407

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Financials: 40.79%

Banks: 21.24%
Associated Banc-Corp	110,800	$2,272,508
BancorpSouth Incorporated	97,092	2,611,775
BankUnited Incorporated	67,650	2,557,170
Columbia Banking System Incorporated	54,235	1,927,512
ConnectOne Bancorp Incorporated	76,220	1,487,052
FirstMerit Corporation	96,500	1,952,195
Great Western Bancorp Incorporated	94,640	2,860,021
IBERIABANK Corporation	38,117	2,415,474
Investors Bancorp Incorporated	184,894	2,370,341
National Bank Holdings Corporation Class A	108,825	2,470,328
Pinnacle Financial Partners Incorporated	42,160	2,290,553
PrivateBancorp Incorporated	63,397	2,796,442
Renasant Corporation	71,000	2,593,630
Sterling BanCorp	153,700	2,695,898
Talmer Bancorp Incorporated Class A	145,900	2,665,593
Webster Financial Corporation	66,037	2,655,348
Western Alliance Bancorp †	84,378	3,273,023
Wintrust Financial Corporation	43,077	2,267,143

		44,162,006

Capital Markets: 0.94%
Stifel Financial Corporation †	42,993	1,950,162

Insurance: 6.18%
American Equity Investment Life Holding Company	72,108	1,933,215
Employers Holdings Incorporated	91,224	2,500,450
Horace Mann Educators Corporation	67,210	2,347,645
Kemper Corporation	47,210	1,940,803
OneBeacon Insurance Group Limited Class A	97,056	1,345,196
Primerica Incorporated	54,463	2,790,684

		12,857,993

Real Estate Management & Development: 1.78%
Alexander & Baldwin Incorporated	40,981	1,553,590
Kennedy Wilson Holdings Incorporated	81,900	2,137,590

		3,691,180

REITs: 10.65%
Columbia Property Trust Incorporated	97,400	2,440,844
Corporate Office Properties Trust	94,300	2,101,947
Education Realty Trust Incorporated	57,200	2,107,820
Equity Commonwealth †	99,600	2,750,952
Gramercy Property Trust Incorporated	100,450	2,399,751
Highwoods Properties Incorporated	50,800	2,212,848
Parkway Properties Incorporated	122,297	2,088,833
Physicians Realty Trust	130,900	2,095,709
Ramco-Gershenson Properties Trust	141,021	2,379,024
Sunstone Hotel Investors Incorporated	106,156	1,558,370

		22,136,098

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	103

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Health Care: 5.82%

Health Care Equipment & Supplies: 2.06%
Alere Incorporated †	66,697	$2,752,585
Halyard Health Incorporated †	47,780	1,528,482

		4,281,067

Health Care Providers & Services: 3.48%
Kindred Healthcare Incorporated	169,300	2,260,155
Select Medical Holdings Corporation	188,360	2,273,505
WellCare Health Plans Incorporated †	32,743	2,700,643

		7,234,303

Health Care Technology: 0.28%
Computer Programs & Systems Incorporated «	12,100	589,512

Industrials: 7.76%

Air Freight & Logistics: 0.88%
Atlas Air Worldwide Holdings Incorporated †	44,005	1,818,287

Commercial Services & Supplies: 1.62%
Essendant Incorporated	47,819	1,732,004
Quad Graphics Incorporated	158,600	1,636,752

		3,368,756

Construction & Engineering: 1.88%
KBR Incorporated	109,190	2,122,654
Tutor Perini Corporation †	94,495	1,780,286

		3,902,940

Electrical Equipment: 1.08%
Generac Holdings Incorporated †	69,560	2,232,876

Machinery: 0.80%
NN Incorporated	63,190	1,077,390
Titan International Incorporated	136,820	593,799

		1,671,189

Professional Services: 0.28%
Hill International Incorporated †	170,166	587,073

Road & Rail: 0.15%
Universal Truckload Services	19,636	318,889

Trading Companies & Distributors: 1.07%
Air Lease Corporation	66,100	2,222,943

Information Technology: 12.55%

Communications Equipment: 0.98%
ARRIS Group Incorporated †	66,983	2,047,670

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Equity Gateway Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 4.04%
Belden Incorporated	50,350	$3,160,470
Celestica Incorporated †	180,136	2,031,934
Plexus Corporation †	51,321	1,909,141
Tech Data Corporation †	19,028	1,287,244

		8,388,789

IT Services: 1.79%
Cardtronics Incorporated †	43,840	1,648,822
VeriFone Systems Incorporated †	72,100	2,067,828

		3,716,650

Semiconductors & Semiconductor Equipment: 4.02%
Advanced Energy Industries Incorporated †	86,845	2,533,269
Diodes Incorporated †	113,040	2,632,702
Veeco Instruments Incorporated †	55,250	1,129,863
Xcerra Corporation †	340,471	2,059,850

		8,355,684

Software: 1.13%
Mentor Graphics Corporation	125,417	2,349,060

Technology Hardware, Storage & Peripherals: 0.59%
Avid Technology Incorporated †	162,200	1,231,098

Materials: 5.14%

Chemicals: 4.29%
A. Schulman Incorporated	68,900	2,384,629
Axiall Corporation	69,300	1,444,212
Cabot Corporation	58,600	2,551,444
Chemtura Corporation †	83,013	2,550,159

		8,930,444

Metals & Mining: 0.85%
Globe Specialty Metals Incorporated	173,500	1,764,495

Utilities: 4.77%

Electric Utilities: 3.52%
El Paso Electric Company	64,371	2,487,939
PNM Resources Incorporated	101,017	2,929,493
Portland General Electric Company	51,724	1,909,650

		7,327,082

Multi-Utilities: 1.25%
Avista Corporation	74,910	2,592,632

Total Common Stocks (Cost $174,801,497)		198,475,536

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	105

SMALL COMPANY VALUE PORTFOLIO

Security name		Expiration date	Shares	Value
Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)		5-14-2016	9,104	$2

Total Warrants (Cost $0)				2

	Yield
Short-Term Investments: 6.15%

Investment Companies: 6.15%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%		4,795,850	4,795,850
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		7,987,779	7,987,779

Total Short-Term Investments (Cost $12,783,629)				12,783,629

Total investments in securities (Cost $187,585,126) *	101.62%	211,259,167
Other assets and liabilities, net	(1.62)	(3,373,120)

Total net assets	100.00%	$207,886,047

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $188,083,132 and unrealized gains (losses) consists of:

Gross unrealized gains	$35,807,002
Gross unrealized losses	(12,630,967)

Net unrealized gains	$23,176,035

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Equity Gateway Funds	Statements of assets and liabilities—November 30, 2015 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$306,538,283	$116,615,718
In affiliated securities, at value (see cost below)	14,406,902	2,802,541

Total investments, at value (see cost below)	320,945,185	119,418,259
Cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	0	121,450
Receivable for dividends	597,245	103,426
Receivable for securities lending income	966	641
Prepaid expenses and other assets	4,408	5,307

Total assets	321,547,804	119,649,083

Liabilities
Payable for investments purchased	0	146,808
Payable upon receipt of securities loaned	4,278,750	1,326,875
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	169,545	52,402
Accrued expenses and other liabilities	26,016	25,248

Total liabilities	4,474,311	1,551,333

Total net assets	$317,073,493	$118,097,750

Investments in unaffiliated securities (including securities on loan), at cost	$240,460,541	$75,203,099

Investments in affiliated securities, at cost	$14,406,902	$2,802,541

Total investments, at cost	$254,867,443	$78,005,640

Securities on loan, at value	$4,192,650	$1,298,417

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	107

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,006,634,764	$2,439,531,214	$151,276,066	$482,006,111	$77,526,426	$1,096,406,707	$198,475,538
109,355,356	78,314,451	5,627,099	19,508,327	4,891,001	176,294,186	12,783,629

1,115,990,120	2,517,845,665	156,903,165	501,514,438	82,417,427	1,272,700,893	211,259,167
0	0	0	0	0	0	9,762
0	0	55,488	9,263,631	0	0	0
2,900,476	22,479,271	684,540	0	678,828	3,235,001	2,799,733
6,402	5,820,405	209,219	1,575,575	173,142	362,879	238,835
335,217	15,506	5,635	28,485	2,440	290,585	4,653
3,410	21,849	18,636	11,613	6,885	17,022	3,350

1,119,235,625	2,546,182,696	157,876,683	512,393,742	83,278,722	1,276,606,380	214,315,500

3,644,031	0	53,395	0	798,059	0	1,474,888
97,288,111	13,080,495	1,302,812	15,597,666	3,413,200	118,989,418	4,795,850
0	181,800	0	0	0	0	0
666,423	176,909	108,660	346,379	40,928	717,492	134,522
40,995	40,030	41,137	38,760	25,220	24,548	24,193

101,639,560	13,479,234	1,506,004	15,982,805	4,277,407	119,731,458	6,429,453

$1,017,596,065	$2,532,703,462	$156,370,679	$496,410,937	$79,001,315	$1,156,874,922	$207,886,047

$760,204,702	$1,188,428,645	$126,347,077	$519,319,145	$67,502,414	$995,453,082	$174,801,497

$109,355,356	$60,485,228	$5,627,099	$19,508,327	$4,891,001	$176,294,186	$12,783,629

$869,560,058	$1,248,913,873	$131,974,176	$538,827,472	$72,393,415	$1,171,747,268	$187,585,126

$94,857,530	$12,747,497	$1,240,646	$14,809,795	$3,325,447	$115,718,547	$4,677,670

$0	$0	$55,503	$9,665,860	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Equity Gateway Funds	Statements of operations—six months ended November 30, 2015 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$3,185,662	$520,296
Income from affiliated securities	9,012	1,195
Securities lending income, net	4,606	3,218
Interest	0	0

Total investment income	3,199,280	524,709

Expenses
Advisory fee	1,068,535	387,876
Custody and accounting fees	12,147	11,724
Professional fees	22,130	24,088
Shareholder report expenses	531	1,025
Trustees’ fees and expenses	6,301	6,473
Other fees and expenses	4,550	6,702

Total expenses	1,114,194	437,888
Less: Fee waivers and/or expense reimbursements	0	(66,660)

Net expenses	1,114,194	371,228

Net investment income (loss)	2,085,086	153,481

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	10,230,399	4,189,078
Affiliated securities	0	0
Futures transactions	0	0

Net realized gain (losses) on investments	10,230,399	4,189,078

Net change in unrealized gains (losses) on:
Unaffiliated securities	(20,364,413)	(2,879,730)
Affiliated securities	0	0
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	(20,364,413)	(2,879,730)

Net realized and unrealized gains (losses) on investments	(10,134,014)	1,309,348

Net increase (decrease) in net assets resulting from operations	$(8,048,928)	$1,462,829

* Net of foreign dividend withholding taxes in the amount of	$17,263	$1,173

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2015 (unaudited)	Wells Fargo Equity Gateway Funds	109

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$446,429	$27,262,952	$785,935	$5,888,648	$828,105	$2,031,225	$1,673,963
18,887	505,801	3,876	4,240	1,585	38,880	4,714
974,921	62,626	15,220	183,620	13,516	852,443	15,804
0	264	0	0	0	0	0

1,440,237	27,831,643	805,031	6,076,508	843,206	2,922,548	1,694,481

4,318,734	1,090,712	652,569	2,142,625	257,317	3,793,458	828,526
31,798	73,520	49,094	94,192	5,761	32,910	11,363
23,493	30,361	26,642	30,417	23,654	24,297	23,329
2,262	3,562	756	1,323	615	992	1,394
6,125	4,773	6,430	5,982	6,121	5,971	6,023
17,017	193,132	24,191	26,968	7,765	12,515	4,721

4,399,429	1,396,060	759,682	2,301,507	301,233	3,870,143	875,356
0	(11,554)	0	0	(8,922)	0	0

4,399,429	1,384,506	759,682	2,301,507	292,311	3,870,143	875,356

(2,959,192)	26,447,137	45,349	3,775,001	550,895	(947,595)	819,125

30,516,698	76,603,043	(2,006,489)	68,474	1,589,301	(33,533,955)	14,137,854
0	1,061,279	0	0	0	0	0
0	40,989	0	0	0	0	0

30,516,698	77,705,311	(2,006,489)	68,474	1,589,301	(33,533,955)	14,137,854

(115,631,449)	(111,490,822)	(10,962,419)	(53,900,425)	(4,975,347)	(33,388,318)	(23,027,705)
0	(1,620,608)	0	0	0	0	0
0	935	0	0	0	0	0

(115,631,449)	(113,110,495)	(10,962,419)	(53,900,425)	(4,975,347)	(33,388,318)	(23,027,705)

(85,114,751)	(35,405,184)	(12,968,908)	(53,831,951)	(3,386,046)	(66,922,273)	(8,889,851)

$(88,073,943)	$(8,958,047)	$(12,923,559)	$(50,056,950)	$(2,835,151)	$(67,869,868)	$(8,070,726)

$0	$3,832	$10,924	$657,280	$784	$6,205	$0

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$2,085,086	$3,962,347
Net realized gains on investments	10,230,399	41,880,494
Net change in unrealized gains (losses) on investments	(20,364,413)	(13,267,776)

Net increase (decrease) in net assets resulting from operations	(8,048,928)	32,575,065

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	26,534,974	32,358,693
Withdrawals	(36,947,357)	(46,347,409)

Net decrease in net assets resulting from capital share transactions	(10,412,383)	(13,988,716)

Total increase (decrease) in net assets	(18,461,311)	18,586,349

Net assets
Beginning of period	335,534,804	316,948,455

End of period	$317,073,493	$335,534,804

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	111

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$153,481	$378,418
Net realized gains on investments	4,189,078	13,356,513
Net change in unrealized gains (losses) on investments	(2,879,730)	2,762,375

Net increase in net assets resulting from operations	1,462,829	16,497,306

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,990,449	1,385,145
Withdrawals	(8,685,389)	(38,000,934)

Net decrease in net assets resulting from capital share transactions	(6,694,940)	(36,615,789)

Total decrease in net assets	(5,232,111)	(20,118,483)

Net assets
Beginning of period	123,329,861	143,448,344

End of period	$118,097,750	$123,329,861

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment loss	$(2,959,192)	$(7,075,125)
Net realized gains on investments	30,516,698	124,199,895
Net change in unrealized gains (losses) on investments	(115,631,449)	125,177,937

Net increase (decrease) in net assets resulting from operations	(88,073,943)	242,302,707

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	70,849,193	45,776,720
Withdrawals	(112,946,618)	(236,510,647)

Net decrease in net assets resulting from capital share transactions	(42,097,425)	(190,733,927)

Total increase (decrease) in net assets	(130,171,368)	51,568,780

Net assets
Beginning of period	1,147,767,433	1,096,198,653

End of period	$1,017,596,065	$1,147,767,433

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	113

	Index Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$26,447,137	$54,937,429
Net realized gains on investments	77,705,311	151,694,995
Net change in unrealized gains (losses) on investments	(113,110,495)	106,085,589

Net increase (decrease) in net assets resulting from operations	(8,958,047)	312,718,013

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	35,484,942	163,917,502
Withdrawals	(264,067,367)	(543,742,749)

Net decrease in net assets resulting from capital share transactions	(228,582,425)	(379,825,247)

Total decrease in net assets	(237,540,472)	(67,107,234)

Net assets
Beginning of period	2,770,243,934	2,837,351,168

End of period	$2,532,703,462	$2,770,243,934

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$45,349	$1,168,188
Net realized gains (losses) on investments	(2,006,489)	5,764,586
Net change in unrealized gains (losses) on investments	(10,962,419)	1,080,710

Net increase (decrease) in net assets resulting from operations	(12,923,559)	8,013,484

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	13,012,480	9,541,797
Withdrawals	(2,122,571)	(15,259,152)

Net increase (decrease) in net assets resulting from capital share transactions	10,889,909	(5,717,355)

Total increase (decrease) in net assets	(2,033,650)	2,296,129

Net assets
Beginning of period	158,404,329	156,108,200

End of period	$156,370,679	$158,404,329

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	115

	International Value Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$3,775,001	$12,375,837
Net realized gains on investments	68,474	12,459,307
Net change in unrealized gains (losses) on investments	(53,900,425)	(27,933,255)

Net decrease in net assets resulting from operations	(50,056,950)	(3,098,111)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	16,809,245	42,159,536
Withdrawals	(4,555,006)	(17,083,113)

Net increase in net assets resulting from capital share transactions	12,254,239	25,076,423

Total increase (decrease) in net assets	(37,802,711)	21,978,312

Net assets
Beginning of period	534,213,648	512,235,336

End of period	$496,410,937	$534,213,648

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$550,895	$964,436
Net realized gains on investments	1,589,301	9,724,164
Net change in unrealized gains (losses) on investments	(4,975,347)	(3,904,014)

Net increase (decrease) in net assets resulting from operations	(2,835,151)	6,784,586

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,593,477	1,636,829
Withdrawals	(3,253,299)	(21,975,522)

Net decrease in net assets resulting from capital share transactions	(659,822)	(20,338,693)

Total decrease in net assets	(3,494,973)	(13,554,107)

Net assets
Beginning of period	82,496,288	96,050,395

End of period	$79,001,315	$82,496,288

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Equity Gateway Funds	117

	Small Company Growth Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment loss	$(947,595)	$(1,603,331)
Net realized gains (losses) on investments	(33,533,955)	17,519,892
Net change in unrealized gains (losses) on investments	(33,388,318)	73,745,204

Net increase (decrease) in net assets resulting from operations	(67,869,868)	89,661,765

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	502,985,505	343,108,775
Withdrawals	(29,626,135)	(37,300,648)

Net increase in net assets resulting from capital share transactions	473,359,370	305,808,127

Total increase in net assets	405,489,502	395,469,892

Net assets
Beginning of period	751,385,420	355,915,528

End of period	$1,156,874,922	$751,385,420

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Equity Gateway Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$819,125	$1,850,375
Net realized gains on investments	14,137,854	16,879,349
Net change in unrealized gains (losses) on investments	(23,027,705)	(3,678,556)

Net increase (decrease) in net assets resulting from operations	(8,070,726)	15,051,168

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	9,367,320	22,862,632
Withdrawals	(9,106,770)	(28,565,086)

Net increase (decrease) in net assets resulting from capital share transactions	260,550	(5,702,454)

Total increase (decrease) in net assets	(7,810,176)	9,348,714

Net assets
Beginning of period	215,696,223	206,347,509

End of period	$207,886,047	$215,696,223

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Equity Gateway Funds	119

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses	Total return[1]

C&B Large Cap Value Portfolio
Six months ended November 30, 2015 (unaudited)	1.27%	0.68%	0.68%	(2.13)%	18%
Year ended May 31, 2015	1.20%	0.68%	0.68%	10.29%	35%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
Year ended May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%
Year ended May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
Year ended September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%

Diversified Large Cap Growth Portfolio
Six months ended November 30, 2015 (unaudited)	0.26%	0.73%	0.62%	1.28%	28%
Year ended May 31, 2015	0.28%	0.72%	0.62%	13.11%	46%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
Year ended May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%
Year ended May 31, 2011[2,3]	0.40%	0.69%	0.62%	22.78%	101%
Year ended September 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%

Emerging Growth Portfolio
Six months ended November 30, 2015 (unaudited)	(0.54)%	0.80%	0.80%	(7.70)%	40%
Year ended May 31, 2015	(0.63)%	0.80%	0.80%	24.02%	56%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
Year ended May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%
Year ended May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
Year ended September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%

Index Portfolio
Six months ended November 30, 2015 (unaudited)	2.05%	0.11%	0.11%	(0.27)%	2%
Year ended May 31, 2015	1.96%	0.11%	0.11%	11.69%	4%
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
Year ended May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%
Year ended May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
Year ended September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%

International Growth Portfolio
Six months ended November 30, 2015 (unaudited)	0.06%	0.99%	0.99%	(8.10)%	22%
Year ended May 31, 2015	0.76%	1.00%	1.00%	5.13%	51%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
Year ended May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%
Year ended May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
Year ended September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%

International Value Portfolio
Six months ended November 30, 2015 (unaudited)	1.50%	0.91%	0.91%	(9.32)%	5%
Year ended May 31, 2015	2.45%	0.91%	0.91%	(1.04)%	18%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
Year ended May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%
Year ended May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
Year ended September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%

Please see footnotes on page 120.

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Equity Gateway Funds	Financial highlights

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses	Total return[1]

Large Company Value Portfolio
Six months ended November 30, 2015 (unaudited)	1.39%	0.76%	0.74%	(3.40)%	30%
Year ended May 31, 2015	1.09%	0.74%	0.74%	7.90%	72%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
Year ended May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%
Year ended May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
Year ended September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%

Small Company Growth Portfolio
Six months ended November 30, 2015 (unaudited)	(0.20)%	0.80%	0.80%	(6.99)%	24%
Year ended May 31, 2015	(0.32)%	0.82%	0.82%	18.07%	58%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
Year ended May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%
Year ended May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
Year ended September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%

Small Company Value Portfolio
Six months ended November 30, 2015 (unaudited)	0.79%	0.85%	0.85%	(3.82)%	34%
Year ended May 31, 2015	0.89%	0.84%	0.84%	7.29%	54%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
Year ended May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%
Year ended May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
Year ended September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%

[1]	Returns for periods of less than one year are not annualized.

[2]	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

[3]	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	121

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: the Wells Fargo C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), the Wells Fargo Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), the Wells Fargo Emerging Growth Portfolio (“Emerging Growth Portfolio”), the Wells Fargo Index Portfolio (“Index Portfolio”), the Wells Fargo International Growth Portfolio (“International Growth Portfolio”), the Wells Fargo International Value Portfolio (“International Value Portfolio”), the Wells Fargo Large Company Value Portfolio (“Large Company Value Portfolio”), the Wells Fargo Small Company Growth Portfolio (“Small Company Growth Portfolio”), and the Wells Fargo Small Company Value Portfolio (“Small Company Value Portfolio) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2015, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless

122	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Futures contracts

The Portfolios are subject to interest rate risk or equity price risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	123

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

124	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
C&B Large Cap Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$43,570,238	$0	$0	$43,570,238
Consumer staples	27,529,378	0	0	27,529,378
Energy	25,757,630	0	0	25,757,630
Financials	80,695,540	0	0	80,695,540
Health care	49,510,371	0	0	49,510,371
Industrials	57,225,373	0	0	57,225,373
Information technology	10,273,624	0	0	10,273,624
Materials	11,976,129	0	0	11,976,129

Short-term investments
Investment companies	10,128,152	4,278,750	0	14,406,902
Total assets	$316,666,435	$4,278,750	$0	$320,945,185
Diversified Large Cap Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$28,608,374	$0	$0	$28,608,374
Consumer staples	5,983,717	0	0	5,983,717
Energy	1,099,377	0	0	1,099,377
Financials	4,804,210	0	0	4,804,210
Health care	19,153,581	0	0	19,153,581
Industrials	9,543,122	0	0	9,543,122
Information technology	41,703,620	637,946	0	42,341,566
Materials	3,637,690	0	0	3,637,690
Telecommunication services	1,444,081	0	0	1,444,081

Short-term investments
Investment companies	1,475,666	1,326,875	0	2,802,541
Total assets	$117,453,438	$1,964,821	$0	$119,418,259
Emerging Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$153,846,329	$0	$0	$153,846,329
Energy	24,738,354	0	0	24,738,354
Financials	69,190,937	0	0	69,190,937
Health care	310,134,663	0	0	310,134,663
Industrials	67,845,360	0	0	67,845,360
Information technology	380,879,121	0	0	380,879,121

Short-term investments
Investment companies	12,067,245	97,288,111	0	109,355,356
Total assets	$1,018,702,009	$97,288,111	$0	$1,115,990,120

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	125

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Index Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$323,516,310	$0	$0	$323,516,310
Consumer staples	236,462,150	0	0	236,462,150
Energy	174,453,010	0	0	174,453,010
Financials	409,991,049	0	0	409,991,049
Health care	361,254,412	0	0	361,254,412
Industrials	250,237,198	0	0	250,237,198
Information technology	517,481,505	0	0	517,481,505
Materials	70,714,141	0	0	70,714,141
Telecommunication services	57,663,208	0	0	57,663,208
Utilities	70,777,421	0	0	70,777,421

Short-term investments
Investment companies	30,518,256	13,080,495	0	43,598,751
U.S. Treasury Securities	1,696,510	0	0	1,696,510
Total assets	$2,504,765,170	$13,080,495	$0	$2,517,845,665
Liabilities

Futures contracts	$181,800	$0	$0	$181,800
Total liabilities	$181,800	$0	$0	$181,800
International Growth Portfolio
Assets
Investments in:

Common stocks
Belgium	$5,493,130	$0	$0	$5,493,130
China	13,196,300	0	0	13,196,300
France	8,665,712	0	0	8,665,712
Germany	17,651,058	0	0	17,651,058
Hong Kong	5,850,794	0	0	5,850,794
India	3,243,371	0	0	3,243,371
Ireland	9,440,422	0	0	9,440,422
Italy	1,006,582	0	0	1,006,582
Japan	14,520,381	0	0	14,520,381
Mexico	3,037,027	0	0	3,037,027
Netherlands	3,558,309	0	0	3,558,309
South Korea	17,735	0	0	17,735
Spain	2,312,466	0	0	2,312,466
Sweden	3,370,259	0	0	3,370,259
Switzerland	19,277,002	0	0	19,277,002
United Kingdom	32,008,727	0	0	32,008,727
United States	5,374,777	0	0	5,374,777

Participation Notes
Ireland	0	1,864,418	0	1,864,418

Preferred stocks
Germany	1,387,596	0	0	1,387,596

Short-term investments
Investment companies	4,324,287	1,302,812	0	5,627,099
Total assets	$153,735,935	$3,167,230	$0	$156,903,165

126	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
International Value Portfolio
Assets
Investments in:

Common stocks
Australia	$25,081,068	$0	$0	$25,081,068
Austria	5,294,819	0	0	5,294,819
Belgium	3,947,589	0	0	3,947,589
Brazil	5,433,340	0	0	5,433,340
Canada	10,488,921	0	0	10,488,921
Cayman Islands	3,146,128	0	0	3,146,128
China	13,315,375	0	0	13,315,375
Czech Republic	1,044,660	0	0	1,044,660
Denmark	1,410,994	0	0	1,410,994
Finland	2,109,273	0	0	2,109,273
France	44,731,440	0	0	44,731,440
Germany	42,741,504	235	0	42,741,739
Hong Kong	7,949,302	0	0	7,949,302
Hungary	1,134,183	0	0	1,134,183
India	4,419,465	0	0	4,419,465
Ireland	4,487,982	0	0	4,487,982
Israel	5,955,430	0	0	5,955,430
Italy	6,148,399	0	0	6,148,399
Japan	109,778,390	0	0	109,778,390
Liechtenstein	522,358	0	0	522,358
Netherlands	11,035,790	0	0	11,035,790
Norway	6,520,237	0	0	6,520,237
Poland	2,097,767	0	0	2,097,767
Russia	4,002,237	0	0	4,002,237
Singapore	4,208,691	0	0	4,208,691
South Africa	2,201,554	0	0	2,201,554
South Korea	13,924,876	0	0	13,924,876
Spain	5,117,334	0	0	5,117,334
Sweden	11,629,864	0	0	11,629,864
Switzerland	26,330,486	0	0	26,330,486
Taiwan	3,816,188	0	0	3,816,188
Thailand	3,579,440	0	0	3,579,440
United Kingdom	87,143,954	478,992	0	87,622,946

Rights
United Kingdom	99,071	0	0	99,071

Preferred stocks
Brazil	678,775	0	0	678,775

Short-term investments
Investment companies	3,910,661	15,597,666	0	19,508,327
Total assets	$485,437,545	$16,076,893	$0	$501,514,438

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	127

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Large Company Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$5,813,803	$0	$0	$5,813,803
Consumer staples	4,825,638	0	0	4,825,638
Energy	9,131,870	0	0	9,131,870
Financials	22,668,089	0	0	22,668,089
Health care	10,170,726	0	0	10,170,726
Industrials	9,373,708	0	0	9,373,708
Information technology	8,477,705	0	0	8,477,705
Materials	2,602,907	0	0	2,602,907
Telecommunication services	1,557,075	0	0	1,557,075
Utilities	2,904,905	0	0	2,904,905

Short-term investments
Investment companies	1,477,801	3,413,200	0	4,891,001
Total assets	$79,004,227	$3,413,200	$0	$82,417,427
Small Company Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$167,050,255	$0	$0	$167,050,255
Consumer staples	16,400,031	0	0	16,400,031
Energy	25,570,815	0	0	25,570,815
Financials	130,877,996	0	0	130,877,996
Health care	259,699,136	0	0	259,699,136
Industrials	173,421,338	0	0	173,421,338
Information technology	284,626,901	0	0	284,626,901
Materials	35,041,996	0	0	35,041,996
Utilities	3,718,239	0	0	3,718,239

Short-term investments
Investment companies	57,304,768	118,989,418	0	176,294,186
Total assets	$1,153,711,475	$118,989,418	$0	$1,272,700,893
Small Company Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$24,129,704	$0	$0	$24,129,704
Consumer staples	3,374,747	0	0	3,374,747
Energy	11,242,207	0	0	11,242,207
Financials	84,797,439	0	0	84,797,439
Health care	12,104,882	0	0	12,104,882
Industrials	16,122,953	0	0	16,122,953
Information technology	26,088,951	0	0	26,088,951
Materials	10,694,939	0	0	10,694,939
Utilities	9,919,714	0	0	9,919,714

Warrants
Health care	0	2	0	2

Short-term investments
Investment companies	7,987,779	4,795,850	0	12,783,629
Total assets	$206,463,315	$4,795,852	$0	$211,259,167

128	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Index Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Peregrine Capital Management, Inc. (an affiliate of Funds Management and a direct wholly owned subsidiary of Wells Fargo), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management and Phocas Financial Corporation as subadvisers.

The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee		Effective rate for the six months ended November 30, 2015	Subadviser	Subadvisory fee
	starting at	declining to			starting at	declining to
C&B Large Cap Value Portfolio	0.65%	0.475%	0.65%	Cooke & Bieler, L.P.	0.38%	0.30%
Diversified Large Cap Growth Portfolio	0.65	0.475	0.65	WellsCap	0.30	0.20
Emerging Growth Portfolio	0.80	0.68	0.78	WellsCap	0.55	0.40
Index Portfolio	0.10	0.05	0.08	Golden Capital Management, LLC	0.05	0.02
International Growth Portfolio	0.85	0.70	0.85	Artisan Partners Limited Partnership	0.80	0.50
International Value Portfolio	0.85	0.70	0.85	LSV Asset Management	0.35	0.30
Large Company Value Portfolio	0.65	0.475	0.65	Phocas Financial Corporation	0.29	0.20
Small Company Growth Portfolio	0.80	0.68	0.79	Peregrine Capital Management, Inc.	0.50	0.45
Small Company Value Portfolio	0.80	0.68	0.80	Peregrine Capital Management, Inc.	0.45	0.40

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Notes to financial statements (unaudited)	Wells Fargo Equity Gateway Funds	129

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2015 were as follows:

	Purchases at cost	Sales proceeds
C&B Large Cap Value Portfolio	$57,405,351	$62,971,984
Diversified Large Cap Growth Portfolio	32,564,848	38,940,011
Emerging Growth Portfolio	426,627,598	463,548,625
Index Portfolio	51,565,968	219,216,738
International Growth Portfolio	41,302,536	33,178,491
International Value Portfolio	42,162,582	25,390,877
Large Company Value Portfolio	23,533,763	23,142,265
Small Company Growth Portfolio	696,517,890	220,797,193
Small Company Value Portfolio	67,171,241	67,655,397

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2015, Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At November 30, 2015, Index Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2015	Unrealized gains
12-17-2015	Societe Generale	72 Long	S&P 500 Index	$37,436,400	$168,015

Index Portfolio had an average notional amount of $28,358,824 in long futures contracts outstanding during the six months ended November 30, 2015.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, Index Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Index Portfolio	Futures – variation margin	Societe Generale	$181,800	$0	$(181,800)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

130	Wells Fargo Equity Gateway Funds	Notes to financial statements (unaudited)

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a portfolio whose investments are not heavily weighted in any sector. The Portfolio of Investments or Summary Portfolio of Investments include information on each Portfolio’s holdings, including sector composition, country and/or geographical composition as relevant.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Equity Gateway Funds	131

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amount was designated as foreign taxes paid for the fiscal year ended May 31, 2015. This amount may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

	Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
International Value Fund	$561,606	$0.0166	100.00%

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

132	Wells Fargo Equity Gateway Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Equity Gateway Funds	133

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996**	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Donald Willeke retired as a Trustee effective December 31, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Jeremy DePalma acts as Treasurer of International Value Fund, International Growth Portfolio and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 69 other funds and the Assistant Treasurer of 59 other funds in the Fund Complex. Nancy Wiser serves a Treasurer of the remaining funds in this shareholder report as well as 59 other funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

134	Wells Fargo Equity Gateway Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

239081 01-16 SEGF/SAR111 11-15

Semi-Annual Report

November 30, 2015

Income Funds

■	Wells Fargo Core Bond Fund

■	Wells Fargo Real Return Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/core-bond-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of November 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Income Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Income Funds for the six-month period that ended November 30, 2015. The period was marked by low interest rates, sustained weakness in commodity prices, and moderate U.S. economic growth. Investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index,1 returned -0.12% during the period.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate by the end of 2015 but also emphasized that any action would be slow and cautious. Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. The ECB held its key rate at a historical low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the buying of eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Global economic growth was below trend, and oil prices plummeted.

Developed countries experienced subtrend growth and subdued inflation, with commodity prices trending even lower over the course of the year. In the U.S., however, economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.0% as of November 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The Consumer Price Index remained in a range between 0.0% and 0.3% on a year-over-year percent-change basis. The period was also marked by dramatically lower oil prices, which fell to less than $42 per barrel at the end of November 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

Higher-rated credits were top performers, while high yield was challenged.

Ten-year U.S. Treasury yields ranged between 2.00% and 2.50% during the period, ending with a yield of 2.21%. Treasuries benefited both from their safe-haven status as well as their relative attractiveness to global investors considering other developed-country government bond yields were significantly lower. Mortgage-backed securities did the best among the investment-grade sectors. Looking at the credit categories, AAA-rated bonds outperformed BBB-rated bonds. Meanwhile, high-yield bonds returned -5.84%, as measured by the Barclays U.S. Corporate High Yield Bond Index,2 dragged down by the energy and mining-related sectors that were negatively affected by lower oil prices. Investor trepidation about weak global growth caused both investment-grade spreads and high-yield spreads to widen over the reporting period.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold

[1]	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

[2]	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar–denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Income Funds	3

without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Funds and the underlying Master Portfolios approved a change in the name of each Fund and underlying Master Portfolio whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Income Funds	Performance highlights (unaudited)

Wells Fargo Core Bond Fund1

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the master portfolio

Wells Capital Management Incorporated

Portfolio managers

Troy Ludgood

Thomas O’Connor, CFA®

Average annual total returns (%) as of November 30, 20152

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (MBFAX)	10-31-2001	(3.94)	2.46	4.52	0.58	3.41	5.00	0.85	0.78
Class B (MBFBX)*	10-31-2001	(5.17)	2.28	4.42	(0.17)	2.64	4.42	1.60	1.53
Class C (MBFCX)	10-31-2001	(1.17)	2.64	4.17	(0.17)	2.64	4.17	1.60	1.53
Class R (WTRRX)	7-9-2010	–	–	–	0.31	3.15	4.71	1.10	1.03
Class R4 (MBFRX)	11-30-2012	–	–	–	0.82	3.69	5.28	0.62	0.52
Class R6 (WTRIX)	11-30-2012	–	–	–	1.06	3.84	5.40	0.47	0.37
Administrator Class (MNTRX)	6-30-1997	–	–	–	0.64	3.50	5.09	0.79	0.70
Institutional Class (MBFIX)	10-31-2001	–	–	–	0.93	3.80	5.38	0.52	0.42
Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	0.97	3.09	4.65	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Income Funds	5

Wells Fargo Core Bond Fund (continued)

Ten largest holdings (%) as of November 30, 2015[6]
U.S. Treasury Note, 1.38%, 9-30-2020	3.08
U.S. Treasury Note, 1.63%, 3-31-2019	2.64
U.S. Treasury Note, 0.88%, 8-15-2017	2.04
U.S. Treasury Note, 1.63%, 6-30-2020	1.96
GNMA, 3.50%, 12-17-2045	1.67
U.S. Treasury Note, 1.25%, 11-15-2018	1.55
GNMA, 3.50%, 1-21-2046	1.50
GNMA, 3.00%, 12-17-2045	1.38
U.S. Treasury Note, 1.38%, 10-31-2020	1.36
U.S. Treasury Note, 0.88%, 10-15-2018	1.35

Portfolio allocation as of November 30, 2015[7]

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Expenses allocated from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the portfolio allocation of the affiliated master portfolio which are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Income Funds	Performance highlights (unaudited)

Wells Fargo Real Return Fund1

Investment objective

The Fund seeks returns that exceed the rate of inflation over the long-term.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the master portfolio

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Michael Bradshaw, CFA®

Christian L. Chan, CFA®

Jeffrey Everett, CFA®

Ann M. Miletti

Jay N. Mueller, CFA®

Thomas M. Price, CFA®

Dale Winner, CFA®

Average annual total returns (%) as of November 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (IPBAX)	2-28-2003	(5.57)	0.94	2.97	(1.12)	1.88	3.45	1.45	0.85
Class B (IPBBX)*	2-28-2003	(6.93)	0.72	2.94	(1.93)	1.11	2.94	2.20	1.60
Class C (IPBCX)	2-28-2003	(2.83)	1.12	2.71	(1.83)	1.12	2.71	2.20	1.60
Administrator Class (IPBIX)	2-28-2003	–	–	–	(0.85)	2.12	3.74	1.39	0.60
Barclays U.S. Treasury Inflation-Protected Securities Index[4]	–	–	–	–	(1.77)	2.39	4.14	–	–
Consumer Price Index[5]	–	–	–	–	0.50	1.64	1.85	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Income Funds	7

Wells Fargo Real Return Fund (continued)

Ten largest holdings (%) as of November 30, 2015[6]
TIPS, 0.13%, 4-15-2019	4.16
TIPS, 0.13%, 7-15-2022	3.18
TIPS, 0.25%, 1-15-2025	2.93
TIPS, 0.13%, 1-15-2022	2.92
TIPS, 0.63%, 1-15-2024	2.92
TIPS, 0.13%, 7-15-2024	2.87
TIPS, 0.63%, 7-15-2021	2.80
TIPS, 0.38%, 7-15-2023	2.79
TIPS, 0.13%, 4-15-2018	2.75
TIPS, 0.13%, 1-15-2023	2.73

Effective maturity distribution as of November 30, 2015[7]

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Fund is exposed to mortgage- and asset-backed securities risk and small-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

[1]	The Fund is a gateway feeder fund that invests all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Expenses allocated from the affiliated master portfolio are included in the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays U.S. Treasury Inflation-Protected Securities Index is an index of inflation-indexed linked U.S. Treasury securities. You cannot invest directly in an index.

[5]	The Consumer Price Index (CPI) for All Urban Consumers in U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts represent the effective maturity of the affiliated master portfolio which are calculated based on the total fixed-income investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Income Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2015 to November 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Core Bond Fund	Beginning account value 6-1-2015	Ending account value 11-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$997.19	$3.89	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.94	0.78%
Class B
Actual	$1,000.00	$993.42	$7.62	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.72	1.53%
Class C
Actual	$1,000.00	$993.36	$7.62	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.72	1.53%
Class R
Actual	$1,000.00	$995.70	$5.14	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20	1.03%
Class R4
Actual	$1,000.00	$998.22	$2.60	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.63	0.52%
Class R6
Actual	$1,000.00	$999.76	$1.85	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.15	$1.87	0.37%
Administrator Class
Actual	$1,000.00	$997.34	$3.50	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54	0.70%
Institutional Class
Actual	$1,000.00	$998.73	$2.10	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.12	0.42%

Please see footnote on page 9.

Fund expenses (unaudited)	Wells Fargo Income Funds	9

Wells Fargo Real Return Fund	Beginning account value 6-1-2015	Ending account value 11-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$968.22	$4.18	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%
Class B
Actual	$1,000.00	$964.96	$7.86	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.07	1.60%
Class C
Actual	$1,000.00	$965.00	$7.86	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.07	1.60%
Administrator Class
Actual	$1,000.00	$969.16	$2.95	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03	0.60%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10	Wells Fargo Income Funds	Portfolio of investments—November 30, 2015 (unaudited)

CORE BOND FUND

Security name	Value

Investment Companies: 99.82%

Affiliated Master Portfolios: 99.82%
Wells Fargo Core Bond Portfolio	$3,214,934,983

Total Investment Companies (Cost $3,223,110,834)	3,214,934,983

Total investments in securities (Cost $3,223,110,834) *	99.82%	3,214,934,983
Other assets and liabilities, net	0.18	5,674,536

Total net assets	100.00%	$3,220,609,519

*	Cost for federal income tax purposes is $3,230,152,624 and unrealized gains (losses) consists of:
	Gross unrealized gains	$0
	Gross unrealized losses	(15,217,641)

	Net unrealized losses	$(15,217,641)

REAL RETURN FUND

Security name	Value

Investment Companies: 99.95%

Affiliated Master Portfolios: 99.95%
Wells Fargo Real Return Portfolio	$33,911,487

Total Investment Companies (Cost $34,516,170)	33,911,487

Total investments in securities (Cost $34,516,170) *	99.95%	33,911,487
Other assets and liabilities, net	0.05	17,485

Total net assets	100.00%	$33,928,972

*	Cost for federal income tax purposes is $34,399,369 and unrealized gains (losses) consists of:
	Gross unrealized gains	$0
	Gross unrealized losses	(487,882)

	Net unrealized losses	$(487,882)

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2015 (unaudited)	Wells Fargo Income Funds	11

	Core Bond Fund	Real Return Fund

Assets
Investment in affiliated Master Portfolio, at value (see cost below)	$3,214,934,983	$33,911,487
Receivable for Fund shares sold	12,094,885	43,092
Receivable from administrator	0	6,797
Prepaid expenses and other assets	160,868	23,402

Total assets	3,227,190,736	33,984,778

Liabilities
Dividends payable	587,476	0
Payable for Fund shares redeemed	5,483,281	21,187
Distribution fees payable	44,902	4,836
Administration fees payable	189,457	0
Shareholder report expenses payable	2,326	10,625
Shareholder servicing fees payable	225,059	7,050
Professional fees payable	13,517	10,494
Accrued expenses and other liabilities	35,199	1,614

Total liabilities	6,581,217	55,806

Total net assets	$3,220,609,519	$33,928,972

NET ASSETS CONSIST OF
Paid-in capital	$3,283,259,067	$33,818,154
Undistributed net investment income	2,029,961	33,935
Accumulated net realized gains (losses) on investments	(56,503,658)	681,566
Net unrealized losses on investments	(8,175,851)	(604,683)

Total net assets	$3,220,609,519	$33,928,972

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$575,932,082	$15,469,410
Shares outstanding – Class A1	44,205,630	1,596,615
Net asset value per share – Class A	$13.03	$9.69
Maximum offering price per share – Class A2	$13.64	$10.15
Net assets – Class B	$976,660	$47,501
Shares outstanding – Class B1	75,204	4,980
Net asset value per share – Class B	$12.99	$9.54
Net assets – Class C	$66,485,222	$7,796,278
Shares outstanding – Class C1	5,152,138	816,756
Net asset value per share – Class C	$12.90	$9.55
Net assets – Class R	$15,663,504	N/A
Shares outstanding – Class R1	1,231,410	N/A
Net asset value per share – Class R	$12.72	N/A
Net assets – Class R4	$41,117,786	N/A
Share outstanding – Class R4[1]	3,236,876	N/A
Net asset value per share – Class R4	$12.70	N/A
Net assets – Class R6	$567,319,032	N/A
Shares outstanding – Class R6[1]	44,652,286	N/A
Net asset value per share – Class R6	$12.71	N/A
Net assets – Administrator Class	$421,131,500	$10,615,783
Shares outstanding – Administrator Class[1]	33,107,389	1,087,583
Net asset value per share – Administrator Class	$12.72	$9.76
Net assets – Institutional Class	$1,531,983,733	N/A
Shares outstanding – Institutional Class[1]	120,612,154	N/A
Net asset value per share – Institutional Class	$12.70	N/A

Investments in affiliated Master Portfolio, at cost	$3,223,110,834	$34,516,170

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Income Funds	Statements of operations—six months ended November 30, 2015 (unaudited)

	Core Bond Fund	Real Return Fund

Investment income
Interest allocated from the affiliated Master Portfolio	$36,134,373	$324,514
Dividends allocated from the affiliated Master Portfolio*	107,388	56,918
Securities lending income allocated from the affiliated Master Portfolio	56,197	3,897
Expenses allocated from the affiliated Master Portfolio	(6,009,135)	(94,370)
Waivers allocated from the affiliated Master Portfolio	236,230	20,518

Total investment income	30,525,053	311,477

Expenses
Management fee	825,239	8,431
Administration fees
Class A	417,017	11,179
Class B	915	58
Class C	55,377	6,434
Class R	12,598	N/A
Class R4	17,804	N/A
Class R6	109,342	N/A
Administrator Class	229,679	5,817
Institutional Class	561,648	N/A
Investor Class	53,448 [1]	N/A
Shareholder servicing fees
Class A	651,589	17,467
Class B	1,429	91
Class C	86,527	10,054
Class R	19,684	N/A
Class R4	22,255	N/A
Administrator Class	574,198	14,542
Investor Class	70,326 [1]	N/A
Distribution fees
Class B	4,287	272
Class C	259,581	30,161
Class R	19,684	N/A
Custody and accounting fees	62,588	1,461
Professional fees	15,974	16,177
Registration fees	66,402	25,615
Shareholder report expenses	63,044	797
Trustees’ fees and expenses	11,342	7,843
Other fees and expenses	17,915	3,563

Total expenses	4,229,892	159,962
Less: Fee waivers and/or expense reimbursements	(1,107,540)	(74,602)

Net expenses	3,122,352	85,360

Net investment income	27,402,701	226,117

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on securities transaction allocated from the affiliated Master Portfolio	(1,250,617)	(39,815)
Net change in unrealized gains (losses) on securities transactions allocated from the affiliated Master Portfolio	(31,227,791)	(1,239,760)

Net realized and unrealized gains (losses) on investments	(32,478,408)	(1,279,575)

Net decrease in net assets resulting from operations	$(5,075,707)	$(1,053,458)

* Net of foreign dividend withholding taxes allocated from the affiliated Master Portfolio in the amount of	$0	$3,640

[1]	For the period from June 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Income Funds	13

	Core Bond Fund
	Six months ended November 30, 2015 (unaudited)			Year ended May 31, 2015

Operations
Net investment income			$27,402,701		$44,382,432
Net realized gains (losses) on investments			(1,250,617)		47,175,434
Net change in unrealized gains (losses) on investments			(31,227,791)		(14,214,826)

Net increase (decrease) in net assets resulting from operations			(5,075,707)		77,343,040

Distributions to shareholders from
Net investment income
Class A			(3,717,904)		(6,367,850)
Class B			(3,820)		(13,601)
Class C			(232,699)		(526,070)
Class R			(92,343)		(204,535)
Class R4			(373,605)		(301,362)
Class R6			(6,670,775)		(8,573,230)
Administrator Class			(3,444,008)		(6,530,804)
Institutional Class			(12,541,081)		(21,645,383)
Investor Class			(390,665)[1]		(1,042,999)

Total distributions to shareholders			(27,466,900)		(45,205,834)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	11,670,268		152,596,198	17,971,486	235,630,095
Class B	6,256		81,276	5,794	75,748
Class C	461,468		5,965,457	1,111,855	14,430,938
Class R	195,231		2,487,151	783,753	10,023,919
Class R4	213,547		2,714,780	4,293,814	55,081,322
Class R6	11,374,001		144,730,094	44,555,184	572,349,232
Administrator Class	4,736,783		60,345,056	16,736,880	215,246,257
Institutional Class	26,502,433		337,115,943	49,516,356	633,001,084
Investor Class	428,364	[1]	5,459,147 [1]	1,213,452	15,517,521

			711,495,102		1,751,356,116

Reinvestment of distributions
Class A	256,324		3,344,887	428,287	5,615,379
Class B	282		3,671	992	12,927
Class C	8,375		108,249	17,848	231,386
Class R	3,048		38,834	6,287	80,370
Class R4	29,362		373,605	23,328	301,362
Class R6	496,334		6,317,042	663,379	8,507,857
Administrator Class	265,850		3,387,142	501,436	6,420,079
Institutional Class	775,932		9,870,790	1,327,635	16,973,646
Investor Class	25,095	[1]	319,617 [1]	80,287	1,027,384

			23,763,837		39,170,390

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Income Funds	Statements of changes in net assets

	Core Bond Fund
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(6,173,705)	$(80,594,235)	(10,589,489)	$(138,586,528)
Class B	(34,246)	(445,423)	(115,766)	(1,507,965)
Class C	(902,602)	(11,662,570)	(1,858,972)	(24,109,058)
Class R	(244,131)	(3,105,881)	(860,205)	(11,034,948)
Class R4	(845,078)	(10,741,046)	(479,442)	(6,178,101)
Class R6	(23,801,445)	(303,139,656)	(11,617,990)	(149,382,398)
Administrator Class	(9,873,329)	(125,880,037)	(11,799,313)	(150,982,820)
Institutional Class	(12,697,571)	(161,434,548)	(40,315,878)	(513,863,486)
Investor Class	(6,089,488)[1]	(77,924,960)[1]	(1,491,148)	(19,075,189)

		(774,928,356)		(1,014,720,493)

Net increase (decrease) in net assets resulting from capital share transactions		(39,669,417)		775,806,013

Total increase (decrease) in net assets		(72,212,024)		807,943,219

Net assets
Beginning of period		3,292,821,543		2,484,878,324

End of period		$3,220,609,519		$3,292,821,543

Undistributed net investment income		$2,029,961		$2,094,160

[1]	For the period from June 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Income Funds	15

	Real Return Fund
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment income		$226,117		$102,117
Net realized gains (losses) on investments		(39,815)		740,740
Net change in unrealized gains (losses) on investments		(1,239,760)		(641,821)

Net increase (decrease) in net assets resulting from operations		(1,053,458)		201,036

Distributions to shareholders from
Net investment income
Class A		(83,359)		(118,899)
Class B		(215)		(784)
Class C		(19,227)		(40,049)
Administrator Class		(89,158)		(57,817)
Net realized gains
Class A		0		(105,640)
Class B		0		(1,138)
Class C		0		(66,105)
Administrator Class		0		(44,811)

Total distributions to shareholders		(191,959)		(435,243)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	477,859	4,642,937	382,302	3,837,289
Class B	0	0	333	3,340
Class C	138,878	1,354,175	85,006	845,717
Administrator Class	256,462	2,545,337	571,353	5,803,056

		8,542,449		10,489,402

Reinvestment of distributions
Class A	7,400	72,082	20,753	205,634
Class B	22	215	197	1,922
Class C	1,786	17,100	9,408	91,880
Administrator Class	8,819	86,699	9,708	96,877

		176,096		396,313

Payment for shares redeemed
Class A	(177,402)	(1,731,894)	(639,048)	(6,367,493)
Class B	(4,580)	(43,522)	(9,996)	(98,538)
Class C	(77,043)	(741,193)	(250,951)	(2,472,907)
Administrator Class	(229,997)	(2,248,920)	(150,035)	(1,512,161)

		(4,765,529)		(10,451,099)

Net increase in net assets resulting from capital share transactions		3,953,016		434,616

Total increase in net assets		2,707,599		200,409

Net assets
Beginning of period		31,221,373		31,020,964

End of period		$33,928,972		$31,221,373

Undistributed (overdistributed) net investment income		$33,935		$(223)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Income Funds	Financial highlights

Core Bond Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2015 (unaudited)	$13.16	0.09		(0.13)	(0.09)	0.00	$13.03
Year ended May 31, 2015	$12.98	0.18		0.19	(0.19)	0.00	$13.16
Year ended May 31, 2014	$13.02	0.19		0.12	(0.20)	(0.15)	$12.98
Year ended May 31, 2013	$13.46	0.18		0.12	(0.18)	(0.56)	$13.02
Year ended May 31, 2012	$13.05	0.26		0.72	(0.26)	(0.31)	$13.46
Year ended May 31, 2011	$13.25	0.31		0.52	(0.33)	(0.70)	$13.05
Class B
Six months ended November 30, 2015 (unaudited)	$13.12	0.04	[4]	(0.13)	(0.04)	0.00	$12.99
Year ended May 31, 2015	$12.94	0.09	[4]	0.18	(0.09)	0.00	$13.12
Year ended May 31, 2014	$12.98	0.10	[4]	0.12	(0.11)	(0.15)	$12.94
Year ended May 31, 2013	$13.43	0.08	[4]	0.10	(0.07)	(0.56)	$12.98
Year ended May 31, 2012	$13.01	0.16		0.73	(0.16)	(0.31)	$13.43
Year ended May 31, 2011	$13.22	0.20		0.52	(0.23)	(0.70)	$13.01
Class C
Six months ended November 30, 2015 (unaudited)	$13.03	0.04		(0.13)	(0.04)	0.00	$12.90
Year ended May 31, 2015	$12.86	0.09		0.17	(0.09)	0.00	$13.03
Year ended May 31, 2014	$12.90	0.10		0.12	(0.11)	(0.15)	$12.86
Year ended May 31, 2013	$13.34	0.07		0.12	(0.07)	(0.56)	$12.90
Year ended May 31, 2012	$12.93	0.16		0.72	(0.16)	(0.31)	$13.34
Year ended May 31, 2011	$13.14	0.22		0.50	(0.23)	(0.70)	$12.93
Class R
Six months ended November 30, 2015 (unaudited)	$12.85	0.07	[4]	(0.13)	(0.07)	0.00	$12.72
Year ended May 31, 2015	$12.67	0.15	[4]	0.18	(0.15)	0.00	$12.85
Year ended May 31, 2014	$12.71	0.16	[4]	0.12	(0.17)	(0.15)	$12.67
Year ended May 31, 2013	$13.16	0.14	[4]	0.11	(0.14)	(0.56)	$12.71
Year ended May 31, 2012	$12.76	0.22		0.71	(0.22)	(0.31)	$13.16
Year ended May 31, 2011[5]	$12.78	0.25		0.33	(0.25)	(0.35)	$12.76
Class R4
Six months ended November 30, 2015 (unaudited)	$12.83	0.11		(0.13)	(0.11)	0.00	$12.70
Year ended May 31, 2015	$12.66	0.21		0.18	(0.22)	0.00	$12.83
Year ended May 31, 2014	$12.70	0.22		0.12	(0.23)	(0.15)	$12.66
Year ended May 31, 2013[6]	$13.46	0.10	[4]	(0.21)	(0.09)	(0.56)	$12.70
Class R6
Six months ended November 30, 2015 (unaudited)	$12.83	0.12		(0.12)	(0.12)	0.00	$12.71
Year ended May 31, 2015	$12.66	0.23		0.17	(0.23)	0.00	$12.83
Year ended May 31, 2014	$12.70	0.24		0.12	(0.25)	(0.15)	$12.66
Year ended May 31, 2013[6]	$13.46	0.11	[4]	(0.21)	(0.10)	(0.56)	$12.70
Administrator Class
Six months ended November 30, 2015 (unaudited)	$12.85	0.10		(0.13)	(0.10)	0.00	$12.72
Year ended May 31, 2015	$12.67	0.19	[4]	0.18	(0.19)	0.00	$12.85
Year ended May 31, 2014	$12.71	0.21		0.11	(0.21)	(0.15)	$12.67
Year ended May 31, 2013	$13.16	0.19		0.10	(0.18)	(0.56)	$12.71
Year ended May 31, 2012	$12.76	0.27		0.71	(0.27)	(0.31)	$13.16
Year ended May 31, 2011	$12.98	0.33		0.49	(0.34)	(0.70)	$12.76
Institutional Class
Six months ended November 30, 2015 (unaudited)	$12.83	0.11		(0.13)	(0.11)	0.00	$12.70
Year ended May 31, 2015	$12.66	0.22		0.18	(0.23)	0.00	$12.83
Year ended May 31, 2014	$12.70	0.23		0.12	(0.24)	(0.15)	$12.66
Year ended May 31, 2013	$13.14	0.22		0.12	(0.22)	(0.56)	$12.70
Year ended May 31, 2012	$12.75	0.31		0.69	(0.30)	(0.31)	$13.14
Year ended May 31, 2011	$12.96	0.36		0.50	(0.37)	(0.70)	$12.75

[1]	Includes net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from July 9, 2010 (commencement of class operations) to May 31, 2011

[6]	For the period from November 30, 2012 (commencement of class operations) to May 31, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Income Funds	17

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.42%	0.82%	0.78%	(0.28)%	303%	$575,932
1.39%	0.83%	0.78%	2.85%	586%	$506,043
1.52%	0.83%	0.78%	2.46%	646%	$397,780
1.31%	0.83%	0.80%	2.14%	547%	$408,864
1.91%	0.82%	0.82%	7.65%	803%	$450,013
2.42%	0.83%	0.83%	6.55%	761%	$346,740

0.66%	1.57%	1.53%	(0.66)%	303%	$977
0.67%	1.58%	1.53%	2.09%	586%	$1,350
0.77%	1.58%	1.53%	1.70%	646%	$2,742
0.56%	1.57%	1.55%	1.31%	547%	$8,208
1.23%	1.57%	1.57%	6.95%	803%	$11,998
1.66%	1.58%	1.58%	5.69%	761%	$18,762

0.67%	1.57%	1.53%	(0.66)%	303%	$66,485
0.65%	1.58%	1.53%	2.02%	586%	$72,798
0.77%	1.58%	1.53%	1.71%	646%	$81,187
0.53%	1.58%	1.55%	1.39%	547%	$116,837
1.18%	1.57%	1.57%	6.90%	803%	$127,677
1.67%	1.58%	1.58%	5.71%	761%	$111,140

1.17%	1.07%	1.03%	(0.43)%	303%	$15,664
1.15%	1.08%	1.03%	2.63%	586%	$16,411
1.27%	1.08%	1.03%	2.23%	646%	$17,077
1.04%	1.07%	1.05%	1.83%	547%	$19,548
1.67%	1.07%	1.07%	7.43%	803%	$20,088
2.18%	1.08%	1.08%	4.73%	761%	$14,596

1.67%	0.59%	0.52%	(0.18)%	303%	$41,118
1.53%	0.59%	0.52%	3.07%	586%	$49,261
1.78%	0.58%	0.52%	2.75%	646%	$17
1.56%	0.57%	0.52%	(0.84)%	547%	$10

1.83%	0.44%	0.37%	(0.02)%	303%	$567,319
1.76%	0.45%	0.37%	3.23%	586%	$726,165
1.94%	0.45%	0.37%	2.91%	646%	$290,977
1.72%	0.45%	0.37%	(0.77)%	547%	$205,225

1.50%	0.76%	0.70%	(0.27)%	303%	$421,132
1.47%	0.77%	0.70%	2.96%	586%	$487,981
1.60%	0.77%	0.70%	2.57%	646%	$412,419
1.43%	0.76%	0.70%	2.19%	547%	$526,028
2.08%	0.76%	0.70%	7.83%	803%	$802,788
2.54%	0.77%	0.70%	6.62%	761%	$1,073,115

1.78%	0.49%	0.42%	(0.13)%	303%	$1,531,984
1.75%	0.50%	0.42%	3.17%	586%	$1,360,398
1.88%	0.50%	0.42%	2.85%	646%	$1,208,745
1.67%	0.50%	0.42%	2.56%	547%	$1,505,192
2.32%	0.49%	0.42%	8.05%	803%	$1,965,338
2.84%	0.50%	0.42%	7.00%	761%	$1,325,962

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Income Funds	Financial highlights

Real Return Fund	Beginning net asset value per share	Net investment income (loss)[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2015 (unaudited)	$10.07	0.07	[4]	(0.39)	(0.06)	0.00	$9.69
Year ended May 31, 2015	$10.11	0.05	[4]	0.07	(0.08)	(0.08)	$10.07
Year ended May 31, 2014	$10.85	0.10	[4]	(0.21)	(0.09)	(0.54)	$10.11
Year ended May 31, 2013	$11.66	0.11		(0.36)	(0.21)	(0.35)	$10.85
Year ended May 31, 2012	$10.84	0.27		1.01	(0.36)	(0.10)	$11.66
Year ended May 31, 2011	$10.29	0.31		0.47	(0.23)	0.00	$10.84
Class B
Six months ended November 30, 2015 (unaudited)	$9.91	0.06	[4]	(0.41)	(0.02)	0.00	$9.54
Year ended May 31, 2015	$9.99	(0.03)[4]		0.07	(0.04)	(0.08)	$9.91
Year ended May 31, 2014	$10.75	0.01	[4]	(0.20)	(0.03)	(0.54)	$9.99
Year ended May 31, 2013	$11.58	0.03	[4]	(0.36)	(0.15)	(0.35)	$10.75
Year ended May 31, 2012	$10.76	0.19	[4]	1.00	(0.27)	(0.10)	$11.58
Year ended May 31, 2011	$10.20	0.19	[4]	0.53	(0.16)	0.00	$10.76
Class C
Six months ended November 30, 2015 (unaudited)	$9.92	0.06		(0.41)	(0.02)	0.00	$9.55
Year ended May 31, 2015	$10.00	(0.03)[4]		0.08	(0.05)	(0.08)	$9.92
Year ended May 31, 2014	$10.76	0.03	[4]	(0.21)	(0.04)	(0.54)	$10.00
Year ended May 31, 2013	$11.59	0.04		(0.37)	(0.15)	(0.35)	$10.76
Year ended May 31, 2012	$10.77	0.19		1.00	(0.27)	(0.10)	$11.59
Year ended May 31, 2011	$10.21	0.24	[4]	0.48	(0.16)	0.00	$10.77
Administrator Class
Six months ended November 30, 2015 (unaudited)	$10.15	0.08		(0.39)	(0.08)	0.00	$9.76
Year ended May 31, 2015	$10.17	0.10	[4]	0.06	(0.10)	(0.08)	$10.15
Year ended May 31, 2014	$10.90	0.13	[4]	(0.22)	(0.10)	(0.54)	$10.17
Year ended May 31, 2013	$11.71	0.15	[4]	(0.37)	(0.24)	(0.35)	$10.90
Year ended May 31, 2012	$10.89	0.39	[4]	0.92	(0.39)	(0.10)	$11.71
Year ended May 31, 2011	$10.30	0.33		0.51	(0.25)	0.00	$10.89

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the affiliated Master Portfolio by the affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Income Funds	19

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

1.34%	1.23%	0.85%	(3.18)%	9%	$15,469
0.47%	1.31%	0.85%	1.24%	57%	$12,977
0.96%	1.20%	0.85%	(0.76)%	9%	$15,415
1.09%	1.08%	0.85%	(2.27)%	15%	$28,298
2.42%	1.11%	0.85%	12.02%	23%	$36,935
2.90%	1.04%	0.85%	7.59%	19%	$30,581

1.19%	1.98%	1.60%	(3.50)%	9%	$48
(0.30)%	2.05%	1.60%	0.45%	57%	$95
0.09%	1.95%	1.60%	(1.53)%	9%	$190
0.29%	1.83%	1.60%	(3.02)%	15%	$571
1.69%	1.84%	1.60%	11.25%	23%	$899
1.83%	1.79%	1.60%	7.11%	19%	$1,570

0.75%	1.98%	1.60%	(3.50)%	9%	$7,796
(0.33)%	2.06%	1.60%	0.46%	57%	$7,471
0.29%	1.95%	1.60%	(1.46)%	9%	$9,095
0.39%	1.83%	1.60%	(3.01)%	15%	$13,774
1.68%	1.86%	1.60%	11.24%	23%	$15,631
2.27%	1.79%	1.60%	7.11%	19%	$14,074

1.75%	1.17%	0.60%	(3.08)%	9%	$10,616
0.99%	1.27%	0.60%	1.56%	57%	$10,679
1.31%	1.14%	0.60%	(0.51)%	9%	$6,320
1.34%	1.02%	0.60%	(2.08)%	15%	$8,271
3.42%	1.01%	0.60%	12.26%	23%	$9,833
3.32%	0.98%	0.60%	8.22%	19%	$35,427

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Income Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the following funds: Wells Fargo Core Bond Fund (“Core Bond Fund”) and Wells Fargo Real Return Fund (“Real Return Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

After the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Investor Class shareholders of Core Bond Fund received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by Core Bond Fund.

Each Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of each affiliated Master Portfolio for the six months ended November 30, 2015 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2015, Core Bond Fund owned 88% of Wells Fargo Core Bond Portfolio and Real Return Fund owned 66% of Wells Fargo Real Return Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

An investment in the affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

For Core Bond Fund, distributions to shareholders from net investment income are accrued daily and paid monthly. For Real Return Fund, distributions to shareholders from net investment income are recorded on the ex-dividend date.

Notes to financial statements (unaudited)	Wells Fargo Income Funds	21

Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Further details on the investments of the affiliated Master Portfolios can be found in the Portfolio of Investments or Summary Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As long as each Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, each Fund pays Funds Management an investment management fee only for fund-level administrative services. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.05% and

22	Wells Fargo Income Funds	Notes to financial statements (unaudited)

declining to 0.03% as the average daily net assets of each Fund increase. For the six months ended November 30 ,2015, the management fee was equivalent to an annual rate of 0.05% of each Fund’s average daily net assets.

Prior to July 1, 2015, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of each Fund increased. For financial statement purposes, the fund-level administration fee under the prior administration agreement for each Fund has been included in management fee on the Statements of Operations.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.16%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through September 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Institutional Class
Core Bond Fund	0.78%	1.53%	1.53%	1.03%	0.52%	0.37%	0.70%	0.42%
Real Return Fund	0.85%	1.60%	1.60%	N/A	N/A	N/A	0.60%	N/A

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended November 30, 2015, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class C
Core Bond Fund	$430	$0
Real Return Fund	5,960	36

Notes to financial statements (unaudited)	Wells Fargo Income Funds	23

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 of the Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2015 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Core Bond Fund	$9,306,054,789	$1,310,251,278	$9,275,273,641	$1,259,925,043
Real Return Fund	3,589,526	1,870,040	2,060,371	865,571

*	The Funds seek to achieve their investment objective by investing all of its investable assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended November 30, 2015, the Core Bond Fund and Real Return Fund paid $2,381 and $23, respectively, in commitment fees.

For the six months ended November 30, 2015, there were no borrowings by the Funds under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. REDEMPTION IN-KIND

After the close of business on October 29, 2015, Core Bond Fund redeemed assets through an in-kind redemption. In the redemption transaction, Core Bond Fund issued securities with a value of $223,656,162 and cash in the amount of $20,349,815. Core Bond Fund recognized losses in the amount of $525,821, which are reflected on the Statements of Operations. The redemption in-kind by a shareholder of Class R6 represented 7.17% of Core Bond Fund and is reflected on the Statements of Changes in Net Assets.

24	Wells Fargo Income Funds	Notes to financial statements (unaudited)

9. SUBSEQUENT DISTRIBUTIONS

On December 9, 2015, Real Return Fund declared distributions from capital gains to shareholders of record on December 8, 2015. The per share amounts payable on December 10, 2015 were as follows:

	Short-term capital gains	Long-term capital gains
Class A	$0.02136	$0.11947
Class B	0.02136	0.11947
Class C	0.02136	0.11947
Administrator Class	0.02136	0.11947

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Income Funds	25

CORE BOND PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 31.34%
FHLMC	0.90-7.00%	8-1-2017 to 12-10-2045	$188,381,872	$197,942,749	5.42%
FHLMC	3.00	2-15-2045	20,186,411	20,432,393	0.56
FHLMC	3.50	12-1-2043	23,375,730	24,264,399	0.66
FHLMC %%	3.50	1-14-2046	31,900,000	32,901,858	0.90
FHLMC	4.00	8-1-2044	15,390,799	16,470,560	0.45
FHLMC	4.50	8-1-2020	13,649,699	14,164,647	0.39
FHLMC	5.00	8-1-2039	11,904,846	13,373,077	0.37
FHLMC Series 300 Class 300	3.00	1-15-2043	19,758,962	19,895,089	0.54
FHLMC Series 4483 Class PA	2.50	6-15-2045	19,188,169	19,455,398	0.53
FNMA	0.00-8.19	4-1-2017 to 12-10-2045	347,881,570	366,292,589	9.98
FNMA	3.00	10-25-2042	17,545,991	17,668,882	0.48
FNMA	3.00	4-1-2043	13,319,454	13,413,363	0.37
FNMA	3.50	6-1-2045	18,521,741	19,232,513	0.53
FNMA %%	3.50	1-14-2046	38,300,000	39,582,152	1.08
FNMA	4.00	7-1-2029	16,926,160	18,118,228	0.50
FNMA	4.00	2-1-2041	13,768,411	14,683,620	0.40
FNMA	4.00	12-1-2044	13,461,521	14,433,272	0.39
FNMA	4.00	10-1-2045	14,357,970	15,312,521	0.42
FNMA	4.50	2-1-2044	15,370,157	16,895,119	0.46
GNMA %%	3.50	12-17-2045	58,500,000	61,108,503	1.67
GNMA ±	2.50	5-20-2045	14,494,986	14,741,940	0.40
GNMA	2.50-4.50	4-15-2045 to 12-20-2045	35,819,634	38,272,470	1.07
GNMA %%	3.00	12-17-2045	49,600,000	50,433,131	1.38
GNMA %%	3.50	1-21-2046	52,700,000	54,911,957	1.50
GNMA %%	4.00	12-17-2045	14,800,000	15,722,978	0.43
Other securities				16,881,810	0.46

Total Agency Securities (Cost $1,146,474,469)				1,146,605,218	31.34

Asset-Backed Securities: 10.69%
Capital Auto Receivables Asset Trust	1.09-2.01	3-20-2018 to 7-20-2020	79,419,000	79,311,438	2.15
SLM Student Loan Trust	0.36-4.37	1-25-2018 to 2-15-2046	118,260,379	114,446,453	3.13
Other securities				197,416,052	5.41

Total Asset-Backed Securities (Cost $394,809,590)				391,173,943	10.69

Corporate Bonds and Notes: 17.09%

Consumer Discretionary: 1.56%

Automobiles: 0.38%
Other securities				13,803,360	0.38

Internet & Catalog Retail: 0.03%
Other securities				904,402	0.03

Media: 1.01%
Other securities				37,108,689	1.01

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Income Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Multiline Retail: 0.04%
Other securities				$1,490,024	0.04%

Specialty Retail: 0.05%
Other securities				1,871,533	0.05

Textiles, Apparel & Luxury Goods: 0.05%
Other securities				1,923,346	0.05

Consumer Staples: 1.01%

Beverages: 0.05%
Other securities				1,894,207	0.05

Food & Staples Retailing: 0.07%
Other securities				2,509,956	0.07

Food Products: 0.75%
Other securities				27,602,973	0.75

Tobacco: 0.14%
Other securities				4,986,445	0.14

Energy: 1.81%

Energy Equipment & Services: 0.10%
Other securities				3,773,695	0.10

Oil, Gas & Consumable Fuels: 1.71%
Other securities				62,432,630	1.71

Financials: 6.34%

Banks: 2.16%
Other securities				78,863,259	2.16

Capital Markets: 1.24%
Morgan Stanley	4.00%	7-23-2025	$13,454,000	13,976,096	0.38
Other securities				31,302,504	0.86

				45,278,600	1.24

Consumer Finance: 0.79%
Other securities				28,902,001	0.79

Diversified Financial Services: 0.23%
Other securities				8,535,009	0.23

Insurance: 0.91%
Other securities				33,263,028	0.91

REITs: 1.01%
Other securities				37,137,541	1.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Income Funds	27

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Health Care: 1.25%

Biotechnology: 0.91%
Other securities	$33,306,145	0.91%

Health Care Providers & Services: 0.04%
Other securities	1,429,515	0.04

Pharmaceuticals: 0.30%
Other securities	11,082,776	0.30

Industrials: 1.02%

Aerospace & Defense: 0.61%
Other securities	22,258,727	0.61

Machinery: 0.05%
Other securities	1,759,143	0.05

Professional Services: 0.01%
Other securities	533,651	0.01

Road & Rail: 0.29%
Other securities	10,521,512	0.29

Transportation Infrastructure: 0.06%
Other securities	2,264,467	0.06

Information Technology: 1.49%

Electronic Equipment, Instruments & Components: 0.04%
Other securities	1,461,020	0.04

IT Services: 0.50%
Other securities	18,223,030	0.50

Semiconductors & Semiconductor Equipment: 0.05%
Other securities	1,802,665	0.05

Software: 0.60%
Other securities	21,998,934	0.60

Technology Hardware, Storage & Peripherals: 0.30%
Other securities	11,029,267	0.30

Materials: 0.21%

Chemicals: 0.10%
Other securities	3,461,538	0.10

Metals & Mining: 0.02%
Other securities	850,298	0.02

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Income Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Paper & Forest Products: 0.09%
Other securities				$3,191,221	0.09%

Telecommunication Services: 0.92%

Diversified Telecommunication Services: 0.92%
Other securities				33,506,725	0.92

Utilities: 1.48%

Electric Utilities: 0.83%
Other securities				30,444,217	0.83

Multi-Utilities: 0.65%
Other securities				23,695,295	0.65

Total Corporate Bonds and Notes (Cost $630,838,447)				625,100,844	17.09

Municipal Obligations: 0.94%

California: 0.26%
Other securities				9,548,468	0.26

Nevada: 0.19%
Other securities				7,067,845	0.19

New Jersey: 0.17%
Other securities				6,299,380	0.17

New York: 0.13%
Other securities				4,519,967	0.13

Ohio: 0.04%
Other securities				1,313,630	0.04

Texas: 0.15%
Other securities				5,583,271	0.15

Total Municipal Obligations (Cost $29,677,345)				34,332,561	0.94

Non-Agency Mortgage-Backed Securities: 4.66%
Citigroup Commercial Mortgage Trust Series 2013-GC17 Class A4	4.13%	11-10-2046	$12,758,000	13,656,411	0.37
Commercial Mortgage Trust	1.80-4.21	5-15-2045 to 10-10-2053	35,515,821	36,806,796	1.01
Other securities				120,044,696	3.28

Total Non-Agency Mortgage-Backed Securities (Cost $170,318,800)				170,507,903	4.66

U.S. Treasury Securities: 31.96%
U.S. Treasury Bond	2.50	2-15-2045	19,271,000	17,384,543	0.48
U.S. Treasury Bond ##	2.88	8-15-2045	32,694,000	31,964,760	0.87
U.S. Treasury Bond	3.00	5-15-2045	20,774,000	20,802,398	0.57
U.S. Treasury Bond	3.00-4.50	8-15-2039 to 11-15-2045	24,424,000	25,717,746	0.70
U.S. Treasury Bond	3.13	2-15-2043	33,657,000	34,653,550	0.95

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Income Funds	29

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.63%	5-31-2017	$37,417,000	$37,292,776	1.02%
U.S. Treasury Note	0.63	8-31-2017	16,856,000	16,776,979	0.46
U.S. Treasury Note	0.63-2.13	9-30-2017 to 5-15-2025	59,619,000	59,439,081	1.61
U.S. Treasury Note	0.63	11-30-2017	18,817,000	18,692,036	0.51
U.S. Treasury Note	0.75	10-31-2017	16,200,000	16,144,952	0.44
U.S. Treasury Note	0.75	12-31-2017	12,988,000	12,924,073	0.35
U.S. Treasury Note	0.75	4-15-2018	47,062,000	46,707,200	1.28
U.S. Treasury Note	0.88	5-15-2017	30,929,000	30,949,537	0.85
U.S. Treasury Note	0.88	8-15-2017	74,780,000	74,768,334	2.04
U.S. Treasury Note	0.88	11-30-2017	29,125,000	29,088,594	0.80
U.S. Treasury Note	0.88	1-15-2018	39,731,000	39,614,588	1.08
U.S. Treasury Note	0.88	10-15-2018	49,785,000	49,308,558	1.35
U.S. Treasury Note	1.00	9-15-2018	39,252,000	39,046,555	1.07
U.S. Treasury Note	1.25	11-15-2018	56,808,000	56,852,360	1.55
U.S. Treasury Note	1.38	3-31-2020	13,375,000	13,261,099	0.36
U.S. Treasury Note	1.38	9-30-2020	114,159,000	112,669,568	3.08
U.S. Treasury Note «	1.38	10-31-2020	50,610,000	49,929,903	1.37
U.S. Treasury Note	1.63	3-31-2019	95,667,000	96,548,954	2.64
U.S. Treasury Note	1.63	6-30-2020	71,619,000	71,624,586	1.96
U.S. Treasury Note	1.63	7-31-2020	37,340,000	37,319,575	1.02
U.S. Treasury Note	1.63	11-30-2020	46,024,000	45,968,265	1.26
U.S. Treasury Note	2.00	8-15-2025	40,732,000	39,938,052	1.09
U.S. Treasury Note	2.25	11-15-2025	43,719,000	43,862,442	1.20

Total U.S. Treasury Securities (Cost $1,165,035,704)				1,169,251,064	31.96

Yankee Corporate Bonds and Notes: 5.30%

Consumer Discretionary: 0.20%

Media: 0.20%
Other securities				7,308,961	0.20

Energy: 0.72%

Oil, Gas & Consumable Fuels: 0.72%
Other securities				26,174,223	0.72

Financials: 2.67%

Banks: 2.31%
Other securities				84,348,567	2.31

Consumer Finance: 0.16%
Other securities				5,979,104	0.16

Diversified Financial Services: 0.11%
Other securities				4,212,606	0.11

Insurance: 0.09%
Other securities				3,292,298	0.09

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Income Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

CORE BOND PORTFOLIO

Security name			Value	Percent of net assets

Health Care: 0.50%

Pharmaceuticals: 0.50%
Other securities			$18,240,012	0.50%

Industrials: 0.32%

Aerospace & Defense: 0.05%
Other securities			1,761,403	0.05

Transportation Infrastructure: 0.27%
Other securities			9,775,390	0.27

Information Technology: 0.09%

Internet Software & Services: 0.09%
Other securities			3,340,177	0.09

Materials: 0.35%

Chemicals: 0.08%
Other securities			2,799,892	0.08

Metals & Mining: 0.27%
Other securities			9,898,008	0.27

Telecommunication Services: 0.19%

Wireless Telecommunication Services: 0.19%
Other securities			7,117,736	0.19

Utilities: 0.26%

Electric Utilities: 0.26%
Other securities			9,550,779	0.26

Total Yankee Corporate Bonds and Notes (Cost $197,731,012)			193,799,156	5.30

Yankee Government Bonds: 1.32%
Other securities			48,344,874	1.32

Total Yankee Government Bonds (Cost $47,763,128)			48,344,874	1.32

	Yield	Shares
Short-Term Investments: 9.10%

Investment Companies: 9.10%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	60,450,000	60,450,000	1.65
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.17	272,482,327	272,482,327	7.45

Total Short-Term Investments (Cost $332,932,327)			332,932,327	9.10

Total investments in securities (Cost $4,115,580,822) *			4,112,047,890	112.40%
Other assets and liabilities, net			(453,594,674)	(12.40)

Total net assets			$3,658,453,216	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Income Funds	31

CORE BOND PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

##	All or a portion of this security has been segregated for when-issued securities.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $4,127,741,800 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,212,447
Gross unrealized losses	(38,906,357)

Net unrealized losses	$(15,693,910)

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Income Funds	Portfolio of investments—November 30, 2015 (unaudited)

REAL RETURN PORTFOLIO

Security name	Shares	Value

Common Stocks: 12.58%

Consumer Staples: 1.53%

Food Products: 0.70%
Biostime International Holdings Limited	176,000	$296,456
Marine Harvest ASA	4,555	61,586

		358,042

Household Products: 0.83%
Reckitt Benckiser Group plc	4,568	428,615

Energy: 2.16%

Oil, Gas & Consumable Fuels: 2.16%
BP plc	101,076	586,468
Eni SpA	32,056	522,256

		1,108,724

Financials: 4.48%

REITs: 4.48%
American Tower Corporation	3,884	385,992
AvalonBay Communities Incorporated	1,488	270,504
Boston Properties Incorporated	1,800	224,982
General Growth Properties Incorporated	9,274	236,209
Host Hotels & Resorts Incorporated	9,905	164,423
Mid-America Apartment Communities Incorporated	1,710	151,438
Physicians Realty Trust	8,414	134,708
Prologis Incorporated	3,676	157,149
Public Storage Incorporated	916	219,895
Simon Property Group Incorporated	1,345	250,493
Ventas Incorporated	1,922	102,519

		2,298,312

Materials: 4.41%

Chemicals: 2.60%
Akzo Nobel NV	8,858	630,042
Nitto Denko Corporation	10,400	700,881

		1,330,923

Metals & Mining: 1.81%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	6,000	158,700
Detour Gold Corporation †	4,400	45,830
Franco-Nevada Corporation	2,050	98,536
Fresnillo plc	7,800	83,995
Goldcorp Incorporated-U.S. Exchange Traded Shares	12,000	141,720
Newmont Mining Corporation	6,600	121,506
Randgold Resources Limited ADR «	2,850	172,710

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Income Funds	33

REAL RETURN PORTFOLIO

Security name			Shares	Value

Metals & Mining (continued)
Royal Gold Incorporated			1,760	$63,272
Tahoe Resources Incorporated			4,800	42,233

				928,502

Total Common Stocks (Cost $6,733,020)				6,453,118

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 10.08%

Consumer Discretionary: 3.56%

Auto Components: 0.50%
Goodyear Tire & Rubber Company	8.25%	8-15-2020	$125,000	130,213
Tenneco Incorporated	6.88	12-15-2020	125,000	129,375

				259,588

Diversified Consumer Services: 0.15%
Service Corporation International	7.00	6-15-2017	70,000	75,250

Hotels, Restaurants & Leisure: 0.32%
Hilton Worldwide Finance LLC	5.63	10-15-2021	50,000	52,060
MGM Resorts International	7.63	1-15-2017	105,000	110,775

				162,835

Household Durables: 0.72%
DR Horton Incorporated	3.63	2-15-2018	135,000	136,688
Jarden Corporation	7.50	5-1-2017	120,000	128,100
Tempur Sealy International Incorporated	6.88	12-15-2020	100,000	105,875

				370,663

Media: 0.91%
CCO Holdings LLC	7.38	6-1-2020	125,000	130,313
CSC Holdings LLC	7.63	7-15-2018	75,000	78,375
DISH DBS Corporation	4.25	4-1-2018	130,000	129,350
Gannett Company Incorporated	5.13	10-15-2019	50,000	52,000
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	75,000	76,406

				466,444

Specialty Retail: 0.71%
Best Buy Company Incorporated	5.00	8-1-2018	100,000	104,000
Limited Brands Incorporated	6.90	7-15-2017	120,000	128,850
Sally Holdings Incorporated	6.88	11-15-2019	125,000	129,525

				362,375

Textiles, Apparel & Luxury Goods: 0.25%
HanesBrands Incorporated	6.38	12-15-2020	125,000	129,219

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Income Funds	Portfolio of investments—November 30, 2015 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 0.50%

Food Products: 0.25%
Smithfield Foods Incorporated	7.75%	7-1-2017	$120,000	$128,850

Household Products: 0.25%
Spectrum Brands Incorporated	6.38	11-15-2020	120,000	128,400

Energy: 1.03%

Energy Equipment & Services: 0.38%
SESI LLC	6.38	5-1-2019	70,000	68,075
Targa Resources Partners 144A	5.00	1-15-2018	130,000	127,725

				195,800

Oil, Gas & Consumable Fuels: 0.65%
Kinder Morgan Incorporated	7.00	6-15-2017	60,000	62,550
Sabine Pass LNG LP	7.50	11-30-2016	65,000	66,300
Tesoro Corporation	4.25	10-1-2017	65,000	66,463
Tesoro Logistics LP	5.88	10-1-2020	65,000	66,788
WPX Energy Incorporated	5.25	1-15-2017	70,000	69,300

				331,401

Financials: 1.50%

Banks: 0.26%
CIT Group Incorporated	4.25	8-15-2017	130,000	132,560

Consumer Finance: 1.05%
Ally Financial Incorporated	6.25	12-1-2017	125,000	131,875
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	136,279
SLM Corporation	4.63	9-25-2017	130,000	130,000
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	139,725

				537,879

REITs: 0.19%
ARC Properties Operating Partnership LP	2.00	2-6-2017	100,000	98,750

Health Care: 0.52%

Health Care Providers & Services: 0.52%
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	134,375
HCA Incorporated	8.00	10-1-2018	115,000	129,088

				263,463

Industrials: 0.93%

Building Products: 0.18%
USG Corporation	9.75	1-15-2018	80,000	89,800

Diversified Consumer Services: 0.13%
ADT Corporation	2.25	7-15-2017	70,000	69,125

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Income Funds	35

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Machinery: 0.36%
Case New Holland Industrial Incorporated	7.88%	12-1-2017	$65,000	$69,540
Manitowoc Company Incorporated	8.50	11-1-2020	30,000	31,200
SPX Flow Incorporated	6.88	9-1-2017	80,000	84,600

				185,340

Trading Companies & Distributors: 0.26%
United Rentals North America Incorporated	7.38	5-15-2020	125,000	132,500

Information Technology: 0.46%

Communications Equipment: 0.20%
ViaSat Incorporated	6.88	6-15-2020	100,000	103,761

Internet Software & Services: 0.26%
IAC/InterActiveCorp	4.88	11-30-2018	130,000	133,088

Materials: 0.70%

Chemicals: 0.16%
Ashland Incorporated	3.88	4-15-2018	80,000	81,900

Containers & Packaging: 0.51%
Crown Americas LLC	6.25	2-1-2021	125,000	129,214
Owens-Illinois Incorporated	7.80	5-15-2018	120,000	133,200

				262,414

Metals & Mining: 0.03%
US Steel Corporation	7.00	2-1-2018	25,000	15,500

Telecommunication Services: 0.64%

Diversified Telecommunication Services: 0.28%
Frontier Communications Corporation	8.13	10-1-2018	60,000	62,775
Hughes Satelite Systems Corporation	6.50	6-15-2019	75,000	81,000

				143,775

Wireless Telecommunication Services: 0.36%
SBA Communications Corporation	5.63	10-1-2019	80,000	83,200
T-Mobile USA Incorporated	6.46	4-28-2019	100,000	102,750

				185,950

Utilities: 0.24%

Independent Power & Renewable Electricity Producers: 0.24%
NRG Energy Incorporated	7.63	1-15-2018	120,000	124,800

Total Corporate Bonds and Notes (Cost $5,227,053)				5,171,430

Loans: 4.07%

Consumer Discretionary: 0.43%

Media: 0.17%
Virgin Media Investment Holdings Limited ±	3.50	6-30-2023	90,898	89,444

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Income Funds	Portfolio of investments—November 30, 2015 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail: 0.26%
Michaels Stores Incorporated ±	3.75%	1-28-2020	$133,629	$132,245

Financials: 0.26%

Diversified Financial Services: 0.26%
Delos Finance SARL ±	3.50	3-6-2021	135,000	134,353

Health Care: 0.51%

Health Care Providers & Services: 0.40%
Community Health Systems Incorporated ±	3.66	12-31-2018	133,987	131,441
Iasis Healthcare LLC ±	4.50	5-3-2018	74,616	73,451

				204,892

Pharmaceuticals: 0.11%
Valeant Pharmaceuticals International Incorporated ±	3.50	2-13-2019	60,000	56,475

Industrials: 1.46%

Aerospace & Defense: 0.23%
TransDigm Incorporated ±	3.75	2-28-2020	119,134	116,057

Airlines: 0.26%
Delta Air Lines Incorporated ±	3.25	8-24-2022	135,000	134,606

Commercial Services & Supplies: 0.78%
Hertz Corporation ±	3.00	3-11-2018	133,629	131,709
KAR Auction Services Incorporated ±	3.50	3-11-2021	133,477	132,643
ServiceMaster Company ±	4.25	7-1-2021	133,985	133,052

				397,404

Diversified Consumer Services: 0.19%
NXP BV ±<	0.00	10-30-2020	100,000	99,375

Information Technology: 0.38%

Communications Equipment: 0.25%
Cequel Communications LLC ±	3.50	2-14-2019	130,495	128,537

Internet Software & Services: 0.13%
Zayo Group LLC ±	3.75	5-6-2021	69,472	68,614

Materials: 0.51%

Chemicals: 0.25%
Ineos US Finance LLC ±	3.75	12-15-2020	133,646	129,053

Containers & Packaging: 0.26%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	133,629	131,068

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Income Funds	37

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.52%

Diversified Telecommunication Services: 0.52%
Level 3 Financing Incorporated ±	3.50%	5-31-2022	$135,000	$133,583
West Corporation ±	3.25	6-30-2018	135,000	132,806

				266,389

Total Loans (Cost $2,112,047)				2,088,512

U.S. Treasury Securities: 65.92%
TIPS	0.13	4-15-2017	670,509	669,636
TIPS	0.13	4-15-2018	1,410,278	1,410,260
TIPS	0.13	4-15-2019	2,142,747	2,136,750
TIPS	0.13	4-15-2020	975,485	967,458
TIPS	0.13	1-15-2022	1,534,971	1,499,155
TIPS	0.13	7-15-2022	1,671,137	1,633,580
TIPS	0.13	1-15-2023	1,448,429	1,400,524
TIPS	0.13	7-15-2024	1,538,300	1,475,407
TIPS	0.25	1-15-2025	1,557,223	1,501,219
TIPS	0.38	7-15-2023	1,451,964	1,431,716
TIPS	0.38	7-15-2025	1,364,665	1,335,026
TIPS	0.63	7-15-2021	1,414,759	1,435,538
TIPS	0.63	1-15-2024	1,499,150	1,496,748
TIPS	0.63	2-15-2043	445,050	384,829
TIPS	0.75	2-15-2042	679,243	609,497
TIPS	0.75	2-15-2045	884,196	787,740
TIPS	1.13	1-15-2021	1,321,665	1,372,328
TIPS	1.25	7-15-2020	976,552	1,021,515
TIPS	1.38	7-15-2018	1,064,868	1,105,674
TIPS	1.38	1-15-2020	632,730	661,409
TIPS	1.38	2-15-2044	755,555	785,581
TIPS	1.63	1-15-2018	613,359	634,124
TIPS	1.75	1-15-2028	675,831	749,952
TIPS	1.88	7-15-2019	523,796	558,102
TIPS	2.00	1-15-2026	719,346	809,059
TIPS	2.13	1-15-2019	459,957	488,836
TIPS	2.13	2-15-2040	269,730	324,010
TIPS	2.13	2-15-2041	347,715	419,771
TIPS	2.38	1-15-2025	871,049	1,001,967
TIPS	2.38	1-15-2027	648,984	760,731
TIPS	2.50	1-15-2029	509,832	614,327
TIPS	2.63	7-15-2017	597,028	625,153
TIPS	3.38	4-15-2032	201,090	277,132
TIPS	3.63	4-15-2028	426,657	566,626
TIPS	3.88	4-15-2029	622,421	859,954

Total U.S. Treasury Securities (Cost $33,559,816)				33,811,334

Yankee Corporate Bonds and Notes: 0.77%

Consumer Discretionary: 0.20%

Automobiles: 0.20%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	101,625

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Income Funds	Portfolio of investments—November 30, 2015 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 0.16%

Banks: 0.16%
Royal Bank of Scotland Group plc	4.70%	7-3-2018	$80,000	$82,957

Health Care: 0.13%

Pharmaceuticals: 0.13%
Mallinckrodt International Finance SA	3.50	4-15-2018	70,000	64,575

Information Technology: 0.04%

Communications Equipment: 0.04%
Nokia Corporation	5.38	5-15-2019	20,000	21,374

Materials: 0.24%

Metals & Mining: 0.24%
ArcelorMittal SA	6.13	6-1-2018	125,000	121,563

Total Yankee Corporate Bonds and Notes (Cost $406,389)				392,094

	Yield		Shares
Short-Term Investments: 6.72%

Investment Companies: 6.67%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18		166,050	166,050
Wells Fargo Government Money Market Fund, Select Class (l)(u)	0.04		3,255,779	3,255,779

				3,421,829

			Principal
U.S. Treasury Securities: 0.05%
U.S. Treasury Bill (z)#	0.08	12-17-2015	$25,000	24,999

Total Short-Term Investments (Cost $3,446,828)				3,446,828

Total investments in securities (Cost $51,485,153) *	100.14%	51,363,316
Other assets and liabilities, net	(0.14)	(69,676)

Total net assets	100.00%	$51,293,640

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $51,526,026 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,224,576
Gross unrealized losses	(1,387,286)

Net unrealized losses	$(162,710)

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2015 (unaudited)	Wells Fargo Income Funds	39

	Core Bond Portfolio	Real Return Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,779,115,563	$47,941,487
In affiliated securities, at value (see cost below)	332,932,327	3,421,829

Total investments, at value (see cost below)	4,112,047,890	51,363,316
Cash	3,585,903	171
Foreign currency, at value (see cost below)	0	5,124
Receivable for investments sold	297,335,015	5,139
Receivable for interest	14,859,972	216,420
Receivable for securities lending income	22,100	87
Prepaid expenses and other assets	37,966	3,006

Total assets	4,427,888,846	51,593,263

Liabilities
Payable for investments purchased	707,879,734	103,035
Payable upon receipt of securities loaned	60,450,000	166,050
Payable for daily variation margin on open futures contracts	0	406
Advisory fee payable	1,011,736	11,646
Professional fees payable	37,201	17,754
Accrued expenses and other liabilities	56,959	732

Total liabilities	769,435,630	299,623

Total net assets	$3,658,453,216	$51,293,640

Investments in unaffiliated securities (including securities on loan), at cost	$3,782,648,495	$48,063,324

Investments in affiliated securities, at cost	$332,932,327	$3,421,829

Total investments, at cost	$4,115,580,822	$51,485,153

Securities on loan, at value	$59,259,188	$162,486

Foreign currency, at cost	$0	$5,147

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Income Funds	Statements of operations—six months ended November 30, 2015 (unaudited)

	Core Bond Portfolio	Real Return Portfolio

Investment income
Interest*	$41,053,852	$495,671
Income from affiliated securities	122,031	152
Securities lending income, net	63,914	5,818
Dividends	0	85,388

Total investment income	41,239,797	587,029

Expenses
Advisory fee	6,666,958	101,540
Custody and accounting fees	101,992	6,179
Professional fees	39,202	22,216
Shareholder report expenses	2,033	717
Trustees’ fees and expenses	5,722	7,328
Other fees and expenses	11,526	4,289

Total expenses	6,827,433	142,269
Less: Fee waivers and/or expense reimbursements	(268,428)	(30,930)

Net expenses	6,559,005	111,339

Net investment income	34,680,792	475,690

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(1,762,633)	(61,660)
Futures transactions	0	7,530
TBA sale commitments	305,506	0

Net realized gain (losses) on investments	(1,457,127)	(54,130)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(36,347,983)	(1,916,517)
Futures transactions	0	(2,851)

Net change in unrealized gains (losses) on investments	(36,347,983)	(1,919,368)

Net realized and unrealized gains (losses) on investments	(37,805,110)	(1,973,498)

Net increase (decrease) in net assets resulting from operations	$(3,124,318)	$(1,497,808)

* Net of foreign interest withholding taxes in the amount of	$0	$5,397

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Income Funds	41

	Core Bond Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$34,680,792	$58,488,996
Net realized gains (losses) on investments	(1,457,127)	54,777,871
Net change in unrealized gains (losses) on investments	(36,347,983)	(15,603,380)

Net increase (decrease) in net assets resulting from operations	(3,124,318)	97,663,487

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	303,917,312	1,275,843,092
Withdrawals	(394,886,755)	(517,501,361)

Net increase (decrease) in net assets resulting from capital share transactions	(90,969,443)	758,341,731

Total increase (decrease) in net assets	(94,093,761)	856,005,218

Net assets
Beginning of period	3,752,546,977	2,896,541,759

End of period	$3,658,453,216	$3,752,546,977

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Income Funds	Statements of changes in net assets

	Real Return Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$475,690	$400,921
Net realized gains (losses) on investments	(54,130)	1,132,514
Net change in unrealized gains (losses) on investments	(1,919,368)	(896,307)

Net increase (decrease) in net assets resulting from operations	(1,497,808)	637,128

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	8,862,425	12,526,145
Withdrawals	(4,467,761)	(11,966,906)

Net increase in net assets resulting from capital share transactions	4,394,664	559,239

Total increase in net assets	2,896,856	1,196,367

Net assets
Beginning of period	48,396,784	47,200,417

End of period	$51,293,640	$48,396,784

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Income Funds	43

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses	Total return[1]

Core Bond Portfolio
Six months ended November 30, 2015 (unaudited)	1.85%	0.36%	0.35%	(0.10)%	303%
Year ended May 31, 2015	1.82%	0.37%	0.35%	3.22%	586%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
Year ended May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%
Year ended May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%

Real Return Portfolio
Six months ended November 30, 2015 (unaudited)	1.87%	0.56%	0.44%	(3.03)%	9%
Year ended May 31, 2015	0.89%	0.57%	0.44%	1.50%	57%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
Year ended May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%
Year ended May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Income Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. These financial statements report on the following portfolios: the Wells Fargo Core Bond Portfolio (“Core Bond Portfolio”) and Wells Fargo Real Return Portfolio (“Real Return Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolios. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a

Notes to financial statements (unaudited)	Wells Fargo Income Funds	45

value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

Each Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of

46	Wells Fargo Income Funds	Notes to financial statements (unaudited)

the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

The Portfolios may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Income Funds	47

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Core Bond Portfolio
Assets
Investments in:

Agency securities	$0	$1,146,605,218	$0	$1,146,605,218

Asset-backed securities	0	391,173,943	0	391,173,943

Corporate bonds and notes	0	625,100,844	0	625,100,844

Municipal obligations	0	34,332,561	0	34,332,561

Non-agency mortgage-backed securities	0	170,507,903	0	170,507,903

U.S. Treasury securities	1,169,251,064	0	0	1,169,251,064

Yankee corporate bonds and notes	0	193,799,156	0	193,799,156

Yankee government bonds	0	48,344,874	0	48,344,874

Short-term investments
Investment companies	272,482,327	60,450,000	0	332,932,327
Total assets	$1,441,733,391	$2,670,314,499	$0	$4,112,047,890
Real Return Portfolio
Assets
Investments in:

Common stocks
Consumer staples	$786,657	$0	$0	$786,657
Energy	1,108,724	0	0	1,108,724
Financials	2,298,312	0	0	2,298,312
Materials	2,259,425	0	0	2,259,425

Corporate bonds and notes	0	5,171,430	0	5,171,430

Loans	0	2,088,512	0	2,088,512

U.S. Treasury securities	33,811,334	0	0	33,811,334

Yankee corporate bonds and notes	0	392,094	0	392,094

Short-term investments
Investment companies	3,255,779	166,050	0	3,421,829
U. S. Treasury securities	24,999	0	0	24,999
Total assets	$43,545,230	$7,818,086	$0	$51,363,316
Liabilities

Futures contract	406	0	0	406
Total liabilities	$406	$0	$0	$406

48	Wells Fargo Income Funds	Notes to financial statements (unaudited)

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of each Portfolio increase. For the six months ended November 30, 2015, the advisory fee for Core Bond Portfolio and Real Return Portfolio was equivalent to an annual rate of 0.35% and 0.40%, respectively, of each Portfolio’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to each Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of Core Bond Portfolio increase, and an annual rate starting at 0.28% and declining to 0.18% as the average daily net assets of Real Return Portfolio increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2015 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Core Bond Portfolio	$10,589,875,023	$1,491,007,478	$10,554,847,450	$1,433,738,469
Real Return Portfolio	5,429,363	2,828,542	3,116,428	1,309,226

As of November 30, 2015, Real Return Portfolio had unfunded term loan commitments of $99,750.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2015, Real Return Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At November 30, 2015, the Real Return Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2015	Unrealized gains (losses)
03-21-2016	JPMorgan	2 Short	U.S. Treasury Bonds	$308,000	$(3,066)
03-21-2016	JPMorgan	2 Long	5 Year U.S. Treasury Notes	237,359	215

Real Return Portfolio had an average notional amount of $143,629 and $454,141 in long and short futures contracts during the six months ended November 30, 2015.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded

Notes to financial statements (unaudited)	Wells Fargo Income Funds	49

derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Real Return Portfolio	Futures – variation margin	JPMorgan	$406	$0	$(406)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

50	Wells Fargo Income Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Income Funds	51

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services Loevner Funds; Russell related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller Exchange Traded Funds Trust & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

52	Wells Fargo Income Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996**	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Donald Willeke retired as a Trustee effective December 31, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Income Funds	53

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

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© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

239090 01-16 SILD/SAR103 11-15

Semi-Annual Report

November 30, 2015

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The views expressed and any forward-looking statements are as of November 30, 2015, unless otherwise noted, and are those of the Portfolio managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Portfolios disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

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2	Wells Fargo WealthBuilder Portfolios	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Central bank actions abroad diverged during the period to be more accommodative when compared with the U.S. Federal Reserve.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo WealthBuilderSM Portfolios for the six-month period that ended November 30, 2015. Among the most significant influences on investment markets during the period were low interest rates; low prices for oil, natural gas, and other commodities; a strong U.S. dollar; and shifting investor sentiment, which sparked volatility in equity and bond markets at higher levels than during recent years, pushing markets generally lower.

U.S. economic growth remained slow and uneven.

U.S. annualized gross domestic product (GDP) growth was 2.1% for the three-month period ended September 30, 2015, a slower pace than the prior quarter that restrained investor activity during the third and fourth quarters of 2015. Investor concerns about economic growth in the U.S. were compounded by data on retail sales and industrial production. Retail sales increased in August but at a slightly slower pace than expected, and the overall trend remained constrained. Industrial production declined in August, and the trend remained fairly flat overall with the periodic exception of automobile manufacturing.

On a more positive note, unemployment eased to 5.0% in October 2015 and consumer spending was solid as housing demand improved, although corporate results, as measured by profits from current production, decreased in the third quarter after a second-quarter increase, according to the U.S. Bureau of Economic Analysis. Despite sometimes conflicting data, expectations grew throughout the period that the Federal Open Market Committee would announce the first increase in the federal funds rate since June 2006 after its December 2015 meeting. The S&P 500 Index1 was essentially flat for the period, recording a -0.21% return.

Overseas, central banks diverged from Federal Reserve policy due to economic concerns.

Central bank actions abroad diverged during the period to be more accommodative when compared with the U.S. Federal Reserve. Contentious negotiations between Greece and its debtors to refinance the country’s sovereign debt concerned investors in mid-2015 before the Greek government accepted additional reforms in order to secure new loan agreements with the European Central Bank (ECB). The ECB continued to encourage lending and investing in the region by making funds available to banks at low interest rates, imposing a negative interest rate on bank deposits it held, and purchasing bonds through its quantitative easing program.

During the summer of 2015, the Hang Seng Index2 in Hong Kong experienced a dramatic decline. The People’s Bank of China sought to spur growth by cutting interest rates six times in less than a year through October 2015; lowering bank reserve requirements to encourage lending; and allowing the renminbi to depreciate in support of exports and to advance government efforts to transition to a more market-driven economy. Slowing economic growth in China reduced its importing activity, which, combined with continued low prices for many commodities, negatively affected China’s trading partners, particularly emerging markets countries.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Hang Seng Index is a free-float-adjusted market-capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo WealthBuilder Portfolios	3

Although Japan’s third-quarter 2015 GDP was positive after contracting in the second quarter, the Bank of Japan expanded its economic stimulus programs to increase injections of liquidity into the economy through additional bond purchases. The Government Pension Investment Fund continued to reduce government bond investments and direct those assets to investments in the Japanese stock market.

Developed European and Asian equity markets returned -7.42%, as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net)3 for the six-month period that ended November 30, 2015. U.S. investors in overseas markets saw the values of their investments fall as the U.S. dollar strengthened in comparison with other currencies.

Bond performance stumbled as investor concerns increased.

Bond investors were not spared the negative effects that stemmed from uncertain investor sentiment. While low interest rates restrained yields, periodic flights to the perceived quality of U.S. government bonds in the face of equity market volatility helped support domestic bond prices. As a result, U.S. bonds tended to fare better than bonds issued overseas. During the period, the Barclays U.S. Aggregate Bond Index4 was essentially flat, recording a -0.12% return, while the Barclays Global Aggregate ex U.S. Dollar Bond Index5 recorded a -1.76% return.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Bond investors were not spared the negative effects that stemmed from uncertain investor sentiment.

[3]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[4]	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

[5]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo WealthBuilder Portfolios	Letter to shareholders (unaudited)

Notice to shareholders

At a meeting held August 11–12, 2015, the Board of Trustees of the Portfolios approved a change in the name of each Portfolio whereby the word Advantage was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Portfolios	5

Wells Fargo WealthBuilder Conservative Allocation Portfolio

Investment objective

The Portfolio seeks current income with a secondary emphasis on capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo WealthBuilder Conservative Allocation Portfolio (WBCAX)	9-30-2004	(2.97)	2.59	3.22	(1.49)	2.90	3.38	2.04	2.04
WealthBuilder Conservative Allocation Composite Index[3]	–	–	–	–	0.84	4.73	5.23	–	–
Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	0.97	3.09	4.65	–	–
MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	(7.32)	2.99	3.60	–	–
Russell 3000® Index[6]	–	–	–	–	2.58	14.13	7.59	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolios, the maximum front-end sales charge is 1.50%.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Portfolio. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Portfolio and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

6	Wells Fargo WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo WealthBuilder Conservative Allocation Portfolio (continued)

Ten largest holdings (%) as of November 30, 2015[7]
Wells Fargo Core Bond Portfolio	23.86
Wells Fargo Short Duration Government Bond Fund Class R6	18.32
Wells Fargo Government Securities Fund Institutional Class	15.05
PIMCO High Yield Fund Institutional Class	10.04
Oppenheimer International Bond Fund Class Y	4.59
MFS Value Fund Class I	3.01
PIMCO CommodityRealReturn Strategy Fund Institutional Class	2.58
Thornburg International Value Fund Institutional Class	1.80
Voya Global Real Estate Fund Class I	1.78
T. Rowe Price Blue Chip Growth Fund Retail Class	1.75

Current target allocation as of November 30, 2015[8]

[1]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.54% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, allocated expenses from underlying affiliated Master Portfolios, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Conservative Allocation Composite Index is comprised of the following indexes: Russell 3000® Index (14%), MSCI ACWI ex USA Index (Net) (6%) and Barclays U.S. Aggregate Bond Index (80%). You cannot invest directly in an index.

[4]	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[8]	Current target allocation is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown. These amounts are subject to change and may have changed since the date specified.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Portfolios	7

Wells Fargo WealthBuilder Moderate Balanced Portfolio

Investment objective

The Portfolio seeks a combination of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo WealthBuilder Moderate Balanced Portfolio (WBBBX)	9-30-2004	(2.40)	4.60	3.71	(0.91)	4.92	3.87	2.11	2.11
WealthBuilder Moderate Balanced Composite Index[3]	–	–	–	–	0.63	6.32	5.71	–	–
Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	0.97	3.09	4.65	–	–
MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	(7.32)	2.99	3.60	–	–
Russell 3000® Index[6]	–	–	–	–	2.58	14.13	7.59	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolios, the maximum front-end sales charge is 1.50%.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Portfolio. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Portfolio and its share price can be sudden and unpredictable. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 8.

8	Wells Fargo WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo WealthBuilder Moderate Balanced Portfolio (continued)

Ten largest holdings (%) as of November 30, 2015[7]
Wells Fargo Core Bond Portfolio	17.26
Wells Fargo Government Securities Fund Institutional Class	11.41
Wells Fargo Short Duration Government Bond Fund Class R6	10.56
PIMCO High Yield Fund Institutional Class	8.41
MFS Value Fund Class I	6.12
Oppenheimer International Bond Fund Class Y	4.41
T. Rowe Price Blue Chip Growth Fund Retail Class	3.59
Thornburg International Value Fund Institutional Class	3.56
Oakmark Fund Class I	3.05
Invesco Growth and Income Fund Class R6	3.05

Current target allocation as of November 30, 2015[8]

[1]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.61% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through September 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, allocated expenses from underlying affiliated Master Portfolios, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Moderate Balanced Composite Index is comprised of the following indexes: Russell 3000® Index (28%), MSCI ACWI ex USA Index (Net) (12%) and Barclays U.S. Aggregate Bond Index (60%). You cannot invest directly in an index.

[4]	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[8]	Current target allocation is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown. These amounts are subject to change and may have changed since the date specified.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Portfolios	9

Wells Fargo WealthBuilder Growth Balanced Portfolio

Investment objective

The Portfolio seeks a combination of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo WealthBuilder Growth Balanced Portfolio (WBGBX)	10-1-1997	(2.26)	6.77	4.01	(0.77)	7.09	4.17	2.17	2.17
WealthBuilder Growth Balanced Composite Index[3]	–	–	–	–	0.36	7.85	6.08	–	–
Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	0.97	3.09	4.65	–	–
MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	(7.32)	2.99	3.60	–	–
Russell 3000® Index[6]	–	–	–	–	2.58	14.13	7.59	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolios, the maximum front-end sales charge is 1.50%.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Portfolio. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Portfolio and its share price can be sudden and unpredictable. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 10.

10	Wells Fargo WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo WealthBuilder Growth Balanced Portfolio (continued)

Ten largest holdings (%) as of November 30, 2015[7]
Wells Fargo Core Bond Portfolio	11.36
Wells Fargo Government Securities Fund Institutional Class	9.97
MFS Value Fund Class I	9.13
PIMCO High Yield Fund Institutional Class	6.40
T. Rowe Price Blue Chip Growth Fund Retail Class	5.39
Thornburg International Value Fund Institutional Class	5.26
Oppenheimer International Bond Fund Class Y	4.74
Oakmark Fund Class I	4.55
Invesco Growth and Income Fund Class R6	4.54
American Century Growth Fund Institutional Class	3.80

Current target allocation as of November 30, 2015[8]

[1]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.68% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, allocated expenses from underlying affiliated Master Portfolios, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Balanced Composite Index is comprised of the following indexes: Russell 3000® Index (42%), MSCI ACWI ex USA Index (Net) (18%) and Barclays U.S. Aggregate Bond Index (40%). You cannot invest directly in an index.

[4]	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[8]	Current target allocation is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown. These amounts are subject to change and may have changed since the date specified.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Portfolios	11

Wells Fargo WealthBuilder Growth Allocation Portfolio

Investment objective

The Portfolio seeks capital appreciation with a secondary emphasis on current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo WealthBuilder Growth Allocation Portfolio (WBGGX)	9-30-2004	(2.02)	7.80	3.99	(0.53)	8.13	4.15	2.24	2.24
WealthBuilder Growth Allocation Composite Index[3]	–	–	–	–	0.00	9.33	6.33	–	–
Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	0.97	3.09	4.65	–	–
MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	(7.32)	2.99	3.60	–	–
Russell 3000® Index[6]	–	–	–	–	2.58	14.13	7.59	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolios, the maximum front-end sales charge is 1.50%.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Portfolio. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Portfolio and its share price can be sudden and unpredictable. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 12.

12	Wells Fargo WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo WealthBuilder Growth Allocation Portfolio (continued)

Ten largest holdings (%) as of November 30, 2015[7]
MFS Value Fund Class I	12.01
T. Rowe Price Blue Chip Growth Fund Retail Class	7.11
Thornburg International Value Fund Institutional Class	7.05
Oakmark Fund Class I	5.98
Invesco Growth and Income Fund Class R6	5.96
American Century Growth Fund Institutional Class	5.02
Wells Fargo International Growth Portfolio	4.79
Wells Fargo Core Bond Portfolio	4.71
Wells Fargo Large Cap Growth Fund Class R6	4.02
Wells Fargo Endeavor Select Fund Institutional Class	4.01

Current target allocation as of November 30, 2015[8]

[1]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.74% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, allocated expenses from underlying affiliated Master Portfolios, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Growth Allocation Composite Index is comprised of the following indexes: Russell 3000® Index (56%), MSCI ACWI ex USA Index (Net) (24%) and Barclays U.S. Aggregate Bond Index (20%). You cannot invest directly in an index.

[4]	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[8]	Current target allocation is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the allocation shown. These amounts are subject to change and may have changed since the date specified.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Portfolios	13

Wells Fargo WealthBuilder Equity Portfolio

Investment objective

The Portfolio seeks long-term capital appreciation with no emphasis on income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo WealthBuilder Equity Portfolio (WBGIX)	10-1-1997	(1.69)	8.46	4.00	(0.19)	8.79	4.15	2.35	2.29
WealthBuilder Equity Composite Index[3]	–	–	–	–	(0.42)	10.74	6.47	–	–
MSCI ACWI ex USA Index (Net)[4]	–	–	–	–	(7.32)	2.99	3.60	–	–
Russell 3000® Index[5]	–	–	–	–	2.58	14.13	7.59	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolios, the maximum front-end sales charge is 1.50%.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 14.

14	Wells Fargo WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo WealthBuilder Equity Portfolio (continued)

Ten largest holdings (%) as of November 30, 2015[6]
MFS Value Fund Class I	15.00
T. Rowe Price Blue Chip Growth Fund Retail Class	10.51
Thornburg International Value Fund Institutional Class	8.95
Oakmark Fund Class I	7.50
Invesco Growth & Income Fund Class R6	7.50
American Century Growth Fund Institutional Class	7.50
Wells Fargo Endeavor Select Fund Institutional Class	6.02
Wells Fargo International Growth Portfolio	6.01
Wells Fargo Large Cap Growth Fund Class R6	6.00
Templeton Institutional Foreign Equity Fund Primary Class	2.97

Portfolio allocation as of November 30, 2015[7]

[1]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.79% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, allocated expenses from underlying affiliated Master Portfolios, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Equity Composite Index is weighted 70% in the Russell 3000® Index and 30% in the MSCI ACWI ex USA Index (Net) Index (Net). You cannot invest directly in an index.

[4]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[5]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

Performance highlights (unaudited)	Wells Fargo WealthBuilder Portfolios	15

Wells Fargo WealthBuilder Tactical Equity Portfolio

Investment objective

The Portfolio seeks long-term capital apprecaition with no emphasis on income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of November 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Wells Fargo WealthBuilder Tactical Equity Portfolio (WBGAX)	10-1-1997	(1.24)	8.53	4.64	0.27	8.86	4.80	2.29	2.29
WealthBuilder Tactical Equity Composite Index[3]	–	–	–	–	(0.42)	10.74	6.47	–	–
MSCI ACWI ex USA Index (Net)[4]	–	–	–	–	(7.32)	2.99	3.60	–	–
Russell 3000® Index[5]	–	–	–	–	2.58	14.13	7.59	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Portfolio’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolios, the maximum front-end sales charge is 1.50%.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to alternative investment risk, foreign investment risk and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

Please see footnotes on page 16.

16	Wells Fargo WealthBuilder Portfolios	Performance highlights (unaudited)

Wells Fargo WealthBuilder Tactical Equity Portfolio (continued)

Ten largest holdings (%) as of November 30, 2015[6]
MFS Value Fund Class I	14.90
Thornburg International Value Fund Institutional Class	8.89
T. Rowe Price Blue Chip Growth Fund Retail Class	8.70
Invesco Growth and Income Fund Class R6	7.44
Oakmark Fund Class I	7.43
American Century Growth Fund Institutional Class	6.20
Wells Fargo International Growth Portfolio	5.98
Wells Fargo Endeavor Select Fund Institutional Class	4.97
Wells Fargo Large Cap Growth Fund Class R6	4.96
Wells Fargo Small Cap Value Fund Class R6	3.77

Portfolio allocation as of November 30, 2015[7]

[1]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.79% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through September 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, allocated expenses from underlying affiliated Master Portfolios, and extraordinary expenses are excluded from the cap. Without this cap, the Portfolio’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The WealthBuilder Tactical Equity Composite Index is weighted 70% in the Russell 3000® Index, and 30% in the MSCI ACWI ex USA Index (Net). You cannot invest directly in an index.

[4]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[5]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by the total net assets of the Portfolio. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the long-term investments of the Portfolio. These amounts are subject to change and may have changed since the date specified.

Fund expenses (unaudited)	Wells Fargo WealthBuilder Portfolios	17

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2015 to November 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6-1-2015	Ending account value 11-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Wells Fargo WealthBuilder Conservative Allocation Portfolio
Actual	$1,000.00	$977.78	$7.42	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Wells Fargo WealthBuilder Moderate Balanced Portfolio
Actual	$1,000.00	$974.39	$7.35	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52	1.49%
Wells Fargo WealthBuilder Growth Balanced Portfolio
Actual	$1,000.00	$968.32	$7.33	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52	1.49%
Wells Fargo WealthBuilder Growth Allocation Portfolio
Actual	$1,000.00	$963.81	$7.36	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Wells Fargo WealthBuilder Equity Portfolio
Actual	$1,000.00	$964.42	$7.37	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Wells Fargo WealthBuilder Tactical Equity Portfolio
Actual	$1,000.00	$963.48	$7.36	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%

[1]	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

18	Wells Fargo WealthBuilder Portfolios	Portfolio of investments—November 30, 2015 (unaudited)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security name	Shares	Value

Exchange-Traded Funds: 1.67%
iShares MSCI Japan Index ETF	42,106	$521,693
iShares National AMT-Free Municipal Bond ETF	70,236	7,728,067
WisdomTree Japan Hedged Equity ETF	9,586	527,326

Total Exchange-Traded Funds (Cost $8,660,092)		8,777,086

Investment Companies: 98.08%

Affiliated Master Portfolios: 26.59%
Wells Fargo Core Bond Portfolio		125,127,150
Wells Fargo Emerging Growth Portfolio		3,996,966
Wells Fargo International Growth Portfolio		6,346,593
Wells Fargo Small Company Value Portfolio		3,986,806

		139,457,515

Alternative Investment Funds: 6.38%
AQR Managed Futures Strategy Fund Class I	479,832	5,302,147
PIMCO CommodityRealReturn Strategy Fund Institutional Class	2,028,818	13,532,216
The Arbitrage Fund Class I †	403,282	5,274,933
Voya Global Real Estate Fund Class I	479,083	9,356,483

		33,465,779

Bond Funds: 47.99%
Oppenheimer International Bond Fund Class Y	4,303,209	24,054,937
PIMCO High Yield Fund Institutional Class	6,072,562	52,649,111
Wells Fargo Government Securities Fund Institutional Class (l)	7,045,041	78,904,457
Wells Fargo Short Duration Government Bond Fund Class R6 (l)	9,599,993	96,095,926

		251,704,431

Stock Funds: 17.12%
American Century Growth Fund Institutional Class	211,347	6,551,769
DFA International Small Cap Value Portfolio Institutional Class	108,177	2,086,737
Dodge & Cox International Stock Fund	79,418	3,116,376
Invesco Growth and Income Fund Class R6	300,033	7,893,867
MFS Value Fund Class I	447,271	15,779,728
Oakmark Fund Class I	118,988	7,878,200
Oppenheimer Developing Markets Fund Class Y	49,971	1,542,604
Royce Pennsylvania Mutual Fund Investor Class	326,275	3,974,030
T. Rowe Price Blue Chip Growth Fund Retail Class	122,081	9,175,613
T. Rowe Price International Discovery Fund	37,578	2,122,760
Templeton Institutional Foreign Equity Fund Primary Class	156,138	3,119,629
Thornburg International Value Fund Institutional Class	376,790	9,427,284
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	138,363	2,573,550
Wells Fargo Endeavor Select Fund Institutional Class †(l)	369,683	5,264,283
Wells Fargo Large Cap Growth Fund Class R6 (l)	104,436	5,243,751
Wells Fargo Small Cap Value Fund Class R6 (l)	145,080	3,991,154

		89,741,335

Total Investment Companies (Cost $497,868,893)		514,369,060

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo WealthBuilder Portfolios	19

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.23%

Investment Companies: 0.18%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17%		969,913	$969,913

		Maturity date	Principal

U.S. Treasury Securities: 0.05%
U.S. Treasury Bill #(z)	0.04	12-17-2015	$84,000	83,998
U.S. Treasury Bill #(z)	0.04	1-7-2016	10,000	9,999
U.S. Treasury Bill #(z)	0.05	3-31-2016	90,000	89,937
U.S. Treasury Bill #(z)	0.09	2-18-2016	70,000	69,977

				253,911

Total Short-Term Investments (Cost $1,223,881)				1,223,824

Total investments in securities (Cost $507,752,866) *	99.98%	524,369,970
Other assets and liabilities, net	0.02	54,370

Total net assets	100.00%	$524,424,340

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $516,171,270 and unrealized gains (losses) consists of:

Gross unrealized gains	$31,149,608
Gross unrealized losses	(22,950,908)

Net unrealized gains	$8,198,700

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo WealthBuilder Portfolios	Portfolio of investments—November 30, 2015 (unaudited)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security name	Shares	Value

Exchange-Traded Funds: 1.47%
iShares MSCI Japan Index ETF	140,020	$1,734,848
iShares National AMT-Free Municipal Bond ETF	83,327	9,168,470
WisdomTree Japan Hedged Equity ETF	32,093	1,765,436

Total Exchange-Traded Funds (Cost $12,578,036)		12,668,754

Investment Companies: 98.28%

Affiliated Master Portfolios: 22.67%
Wells Fargo Core Bond Portfolio
Wells Fargo Emerging Growth Portfolio		148,236,784
Wells Fargo International Growth Portfolio		12,486,563
Wells Fargo Small Company Value Portfolio		21,006,555
		13,052,320

		194,782,222

Alternative Investment Funds: 6.19%
AQR Managed Futures Strategy Fund Class I	776,877	8,584,495
PIMCO CommodityRealReturn Strategy Fund Institutional Class	3,107,603	20,727,713
The Arbitrage Fund Class I †	654,427	8,559,911
Voya Global Real Estate Fund Class I	781,060	15,254,102

		53,126,221

Bond Funds: 34.79%
Oppenheimer International Bond Fund Class Y	6,772,772	37,859,797
PIMCO High Yield Fund Institutional Class	8,333,453	72,251,036
Wells Fargo Government Securities Fund Institutional Class (l)	8,754,522	98,050,647
Wells Fargo Short Duration Government Bond Fund Class R6 (l)	9,062,159	90,712,211

		298,873,691

Stock Funds: 34.63%
American Century Growth Fund Institutional Class	706,874	21,913,106
DFA International Small Cap Value Portfolio Institutional Class	351,981	6,789,709
Dodge & Cox International Stock Fund	260,299	10,214,147
Invesco Growth and Income Fund Class R6	995,858	26,201,036
MFS Value Fund Class I	1,489,227	52,539,924
Oakmark Fund Class I	395,761	26,203,325
Oppenheimer Developing Markets Fund Class Y	165,572	5,111,200
Royce Pennsylvania Mutual Fund Investor Class	1,073,270	13,072,433
T. Rowe Price Blue Chip Growth Fund Retail Class	409,809	30,801,222
T. Rowe Price International Discovery Fund	124,044	7,007,253
Templeton Institutional Foreign Equity Fund Primary Class	510,556	10,200,909
Thornburg International Value Fund Institutional Class	1,222,782	30,594,007
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	456,099	8,483,436
Wells Fargo Endeavor Select Fund Institutional Class †(l)	1,233,158	17,560,166
Wells Fargo Large Cap Growth Fund Class R6 (l)	348,471	17,496,734
Wells Fargo Small Cap Value Fund Class R6 (l)	484,077	13,316,957

		297,505,564

Total Investment Companies (Cost $801,171,184)		844,287,698

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo WealthBuilder Portfolios	21

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.15%

Investment Companies: 0.05%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17%		427,159	$427,159

		Maturity date	Principal

U.S. Treasury Securities: 0.10%
U.S. Treasury Bill #(z)	0.04	12-17-2015	$275,000	274,993
U.S. Treasury Bill #(z)	0.04	1-7-2016	30,000	29,998
U.S. Treasury Bill #(z)	0.05	3-31-2016	280,000	279,803
U.S. Treasury Bill #(z)	0.09	2-18-2016	240,000	239,920

				824,714

Total Short-Term Investments (Cost $1,252,056)				1,251,873

Total investments in securities (Cost $815,001,276) *	99.90%	858,208,325
Other assets and liabilities, net	0.10	863,787

Total net assets	100.00%	$859,072,112

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $828,040,399 and unrealized gains (losses) consists of:

Gross unrealized gains	$70,965,174
Gross unrealized losses	(40,797,248)

Net unrealized gains	$30,167,926

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo WealthBuilder Portfolios	Portfolio of investments—November 30, 2015 (unaudited)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security name	Shares	Value

Exchange-Traded Funds: 1.27%
iShares MSCI Japan Index ETF	244,685	$3,031,647
iShares National AMT-Free Municipal Bond ETF	60,729	6,682,012
WisdomTree Japan Hedged Equity ETF	56,353	3,099,979

Total Exchange-Traded Funds (Cost $12,811,195)		12,813,638

Investment Companies: 98.28%

Affiliated Master Portfolios: 19.37%
Wells Fargo Core Bond Portfolio		114,169,820
Wells Fargo Emerging Growth Portfolio		21,503,036
Wells Fargo International Growth Portfolio		36,467,088
Wells Fargo Small Company Value Portfolio		22,541,719

		194,681,663

Alternative Investment Funds: 6.20%
AQR Managed Futures Strategy Fund Class I	934,494	10,326,157
PIMCO CommodityRealReturn Strategy Fund Institutional Class	3,593,534	23,968,873
The Arbitrage Fund Class I †	769,671	10,067,303
Voya Global Real Estate Fund Class I	915,105	17,872,001

		62,234,334

Bond Funds: 21.10%
Oppenheimer International Bond Fund Class Y	8,515,927	47,604,035
PIMCO High Yield Fund Institutional Class	7,417,391	64,308,780
Wells Fargo Government Securities Fund Institutional Class (l)	8,943,413	100,166,229

		212,079,044

Stock Funds: 51.61%
American Century Growth Fund Institutional Class	1,233,313	38,232,700
DFA International Small Cap Value Portfolio Institutional Class	609,298	11,753,360
Dodge & Cox International Stock Fund	451,139	17,702,693
Invesco Growth and Income Fund Class R6	1,732,583	45,584,260
MFS Value Fund Class I	2,600,561	91,747,809
Oakmark Fund Class I	690,907	45,744,982
Oppenheimer Developing Markets Fund Class Y	289,206	8,927,789
Royce Pennsylvania Mutual Fund Investor Class	1,856,553	22,612,815
T. Rowe Price Blue Chip Growth Fund Retail Class	720,833	54,177,802
T. Rowe Price International Discovery Fund	216,076	12,206,142
Templeton Institutional Foreign Equity Fund Primary Class	885,877	17,699,830
Thornburg International Value Fund Institutional Class	2,111,778	52,836,676
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	797,019	14,824,557
Wells Fargo Endeavor Select Fund Institutional Class †(l)	2,153,202	30,661,590
Wells Fargo Large Cap Growth Fund Class R6 (l)	610,081	30,632,164
Wells Fargo Small Cap Value Fund Class R6 (l)	847,806	23,323,146

		518,668,315

Total Investment Companies (Cost $904,906,363)		987,663,356

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo WealthBuilder Portfolios	23
WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.41%

Investment Companies: 0.27%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17%		2,652,130	$2,652,130

		Maturity date	Principal

U.S. Treasury Securities: 0.14%
U.S. Treasury Bill #(z)	0.04	12-17-2015	$473,000	472,989
U.S. Treasury Bill #(z)	0.04	1-7-2016	60,000	59,996
U.S. Treasury Bill #(z)	0.05	3-31-2016	480,000	479,663
U.S. Treasury Bill #(z)	0.09	2-18-2016	400,000	399,867
U.S. Treasury Bill #(z)	0.18	12-31-2015	10,000	9,999

				1,422,514

Total Short-Term Investments (Cost $4,089,332)				4,074,644

Total investments in securities (Cost $ 921,806,890) *	99.96%	1,004,551,638
Other assets and liabilities, net	0.04	402,526

Total net assets	100.00%	$1,004,954,164

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $945,426,483 and unrealized gains (losses) consists of:

Gross unrealized gains	$112,862,326
Gross unrealized losses	(53,737,171)

Net unrealized gains	$59,125,155

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo WealthBuilder Portfolios	Portfolio of investments—November 30, 2015 (unaudited)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security name	Shares	Value

Exchange-Traded Funds: 1.07%
iShares MSCI Japan Index ETF	145,029	$1,796,909
iShares National AMT-Free Municipal Bond ETF	11,080	1,219,132
WisdomTree Japan Hedged Equity ETF	33,463	1,840,800

Total Exchange-Traded Funds (Cost $4,901,278)		4,856,841

Investment Companies: 98.44%

Affiliated Master Portfolios: 15.48%
Wells Fargo Core Bond Portfolio		21,317,682
Wells Fargo Emerging Growth Portfolio		13,506,213
Wells Fargo International Growth Portfolio		21,690,749
Wells Fargo Small Company Value Portfolio		13,553,713

		70,068,357

Alternative Investment Funds: 6.30%
AQR Managed Futures Strategy Fund Class I	418,533	4,624,786
PIMCO CommodityRealReturn Strategy Fund Institutional Class	1,696,645	11,316,622
The Arbitrage Fund Class I †	343,707	4,495,683
Voya Global Real Estate Fund Class I	412,098	8,048,279

		28,485,370

Bond Funds: 8.49%
Oppenheimer International Bond Fund Class Y	1,635,794	9,144,090
PIMCO High Yield Fund Institutional Class	1,410,431	12,228,437
Wells Fargo Government Securities Fund Institutional Class (l)	1,522,948	17,057,021

		38,429,548

Stock Funds: 68.17%
American Century Growth Fund Institutional Class	732,136	22,696,220
DFA International Small Cap Value Portfolio Institutional Class	368,119	7,101,017
Dodge & Cox International Stock Fund	269,576	10,578,149
Invesco Growth and Income Fund Class R6	1,024,923	26,965,715
MFS Value Fund Class I	1,540,059	54,333,277
Oakmark Fund Class I	409,006	27,080,320
Oppenheimer Developing Markets Fund Class Y	171,603	5,297,379
Royce Pennsylvania Mutual Fund Investor Class	1,108,116	13,496,858
T. Rowe Price Blue Chip Growth Fund Retail Class	428,126	32,177,928
T. Rowe Price International Discovery Fund	128,411	7,253,958
Templeton Institutional Foreign Equity Fund Primary Class	531,519	10,619,743
Thornburg International Value Fund Institutional Class	1,275,853	31,921,852
Wells Fargo Emerging Markets Equity Fund Class R6 (l)	473,895	8,814,453
Wells Fargo Endeavor Select Fund Institutional Class †(l)	1,274,069	18,142,737
Wells Fargo Large Cap Growth Fund Class R6 (l)	361,980	18,175,009
Wells Fargo Small Cap Value Fund Class R6 (l)	503,332	13,846,666

		308,501,281

Total Investment Companies (Cost $403,205,795)		445,484,556

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo WealthBuilder Portfolios	25

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security name	Yield		Shares	Value

Short-Term Investments: 0.39%

Investment Companies: 0.21%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17%		939,591	$939,591

		Maturity date	Principal

U.S. Treasury Securities: 0.18%
U.S. Treasury Bill #(z)	0.04	12-17-2015	$279,000	278,993
U.S. Treasury Bill #(z)	0.04	1-7-2016	10,000	9,999
U.S. Treasury Bill #(z)	0.05	3-31-2016	290,000	289,798
U.S. Treasury Bill #(z)	0.08	12-24-2015	10,000	9,999
U.S. Treasury Bill #(z)	0.09	2-18-2016	240,000	239,920
U.S. Treasury Bill #(z)	0.18	12-31-2015	20,000	19,997

				848,706

Total Short-Term Investments (Cost $1,788,482)				1,788,297

Total investments in securities (Cost $409,895,555) *	99.90%	452,129,694
Other assets and liabilities, net	0.10	436,086

Total net assets	100.00%	$452,565,780

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $419,327,090 and unrealized gains (losses) consists of:

Gross unrealized gains	$55,549,919
Gross unrealized losses	(22,747,315)

Net unrealized gains	$32,802,604

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo WealthBuilder Portfolios	Portfolio of investments—November 30, 2015 (unaudited)

WEALTHBUILDER EQUITY PORTFOLIO

Security name			Value

Investment Companies: 99.93%

Affiliated Master Portfolios: 11.08%
Wells Fargo Emerging Growth Portfolio			$3,645,525
Wells Fargo International Growth Portfolio			8,635,066
Wells Fargo Small Company Value Portfolio			3,625,564

			15,906,155

		Shares

Stock Funds: 88.85%
American Century Growth Fund Institutional Class		347,207	10,763,403
DFA International Small Cap Value Portfolio Institutional Class		147,446	2,844,225
Dodge & Cox International Stock Fund		108,351	4,251,679
Invesco Growth and Income Fund Class R6		409,243	10,767,194
MFS Value Fund Class I		610,528	21,539,440
Oakmark Fund Class I		162,674	10,770,650
Oppenheimer Developing Markets Fund Class Y		114,108	3,522,513
Royce Pennsylvania Mutual Fund Investor Class		297,007	3,617,550
T. Rowe Price Blue Chip Growth Fund Retail Class		200,785	15,091,003
T. Rowe Price International Discovery Fund		51,182	2,891,262
Templeton Institutional Foreign Equity Fund Primary Class		213,115	4,258,045
Thornburg International Value Fund Institutional Class		513,834	12,856,115
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		189,087	3,517,021
Wells Fargo Endeavor Select Fund Institutional Class †(l)		606,500	8,636,565
Wells Fargo Large Cap Growth Fund Class R6 (l)		171,434	8,607,689
Wells Fargo Small Cap Value Fund Class R6 (l)		132,055	3,632,844

			127,567,198

Total Investment Companies (Cost $115,473,705)			143,473,353

	Yield
Short-Term Investments: 0.17%

Investment Companies: 0.17%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17%	251,110	251,110

Total Short-Term Investments (Cost $251,110)			251,110

Total investments in securities (Cost $115,724,815) *	100.10%	143,724,463
Other assets and liabilities, net	(0.10)	(150,557)

Total net assets	100.00%	$143,573,906

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

†	Non-income-earning security

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $116,619,104 and unrealized gains (losses) consists of:

Gross unrealized gains	$30,200,600
Gross unrealized losses	(3,095,241)

Net unrealized gains	$27,105,359

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo WealthBuilder Portfolios	27

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

Security name			Shares	Value

Exchange-Traded Funds: 1.00%
iShares MSCI Japan Index ETF			177,383	$2,197,775
WisdomTree Japan Hedged Equity ETF			40,569	2,231,701

Total Exchange-Traded Funds (Cost $4,503,978)				4,429,476

Investment Companies: 98.28%

Affiliated Master Portfolios: 13.50%
Wells Fargo Emerging Growth Portfolio				16,733,057
Wells Fargo International Growth Portfolio				26,626,424
Wells Fargo Small Company Value Portfolio				16,742,611

				60,102,092

Stock Funds: 84.78%
American Century Growth Fund Institutional Class			890,180	27,595,595
DFA International Small Cap Value Portfolio Institutional Class			456,934	8,814,254
Dodge & Cox International Stock Fund			334,437	13,123,290
Invesco Growth and Income Fund Class R6			1,258,404	33,108,604
MFS Value Fund Class I			1,879,763	66,318,029
Oakmark Fund Class I			499,677	33,083,612
Oppenheimer Developing Markets Fund Class Y			210,104	6,485,901
Royce Pennsylvania Mutual Fund Investor Class			1,369,396	16,679,245
T. Rowe Price Blue Chip Growth Fund Retail Class			515,105	38,715,288
T. Rowe Price International Discovery Fund			157,492	8,896,721
Templeton Institutional Foreign Equity Fund Primary Class			659,877	13,184,334
Thornburg International Value Fund Institutional Class			1,582,383	39,591,230
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			581,975	10,824,738
Wells Fargo Endeavor Select Fund Institutional Class †(l)			1,554,962	22,142,658
Wells Fargo Large Cap Growth Fund Class R6 (l)			439,751	22,079,884
Wells Fargo Small Cap Value Fund Class R6 (l)			609,984	16,780,650

				377,424,033

Total Investment Companies (Cost $369,731,434)				437,526,125

	Yield
Short-Term Investments: 0.66%

Investment Companies: 0.43%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17%		1,924,013	1,924,013

		Maturity date	Principal
U.S. Treasury Securities: 0.23%
U.S. Treasury Bill #(z)	0.04	12-17-2015	$352,000	351,992
U.S. Treasury Bill #(z)	0.04	1-7-2016	10,000	9,999
U.S. Treasury Bill #(z)	0.05	3-31-2016	360,000	359,747
U.S. Treasury Bill #(z)	0.09	2-18-2016	310,000	309,897

				1,031,635

Total Short-Term Investments (Cost $2,955,880)				2,955,648

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo WealthBuilder Portfolios	Portfolio of investments—November 30, 2015 (unaudited)

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

		Value
Total investments in securities (Cost $377,191,292) *	99.94%	$444,911,249
Other assets and liabilities, net	0.06	268,637

Total net assets	100.00%	$445,179,886

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

†	Non-income-earning security

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $384,118,893 and unrealized gains (losses) consists of:

Gross unrealized gains	$74,374,491
Gross unrealized losses	(13,582,135)

Net unrealized gains	$60,792,356

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

30	Wells Fargo WealthBuilder Portfolios	Statements of assets and liabilities—November 30, 2015 (unaudited)

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio

Assets
Investments
In unaffiliated Underlying Funds and securities, at value (see cost below)	$191,869,421	$417,378,793
In affiliated Underlying Funds, at value (see cost below)	193,043,034	246,047,310
In affiliated Master Portfolios, at value (see cost below)	139,457,515	194,782,222

Total investments, at value (see cost below)	524,369,970	858,208,325
Cash	0	746,438
Receivable for investments sold	130,062	107,089
Receivable for Portfolio shares sold	1,325,646	2,710,511
Receivable for dividends	545,674	686,057
Receivable for daily variation margin on open futures contracts	20,488	67,456
Prepaid expenses and other assets	37,573	45,382

Total assets	526,429,413	862,571,258

Liabilities
Payable for investments purchased	524,832	659,390
Payable for Portfolio shares redeemed	813,981	1,751,275
Due to custodian bank	0	0
Management fee payable	107,199	176,031
Distribution fee payable	322,971	528,092
Administration fee payable	90,432	147,866
Shareholder servicing fees payable	107,657	176,031
Accrued expenses and other liabilities	38,001	60,461

Total liabilities	2,005,073	3,499,146

Total net assets	$524,424,340	$859,072,112

NET ASSETS CONSIST OF
Paid-in capital	$501,338,856	$788,089,391
Undistributed (accumulated) net investment income (loss)	95,088	705,627
Accumulated net realized gains (losses) on investments	6,035,325	25,968,145
Net unrealized gains on investments	16,955,071	44,308,949

Total net assets	$524,424,340	$859,072,112

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets	$524,424,340	$859,072,112
Shares outstanding[1]	49,716,728	72,359,094
Net asset value per share	$10.55	$11.87
Maximum offering price per share[2]	$10.71	$12.05

Investments in unaffiliated Underlying Funds and securities, at cost	$181,222,256	$385,460,350

Investments in affiliated Underlying Funds, at cost	$185,396,059	$230,917,934

Investments in affiliated Master Portfolios, at cost	$141,134,551	$198,622,992

Total investments, at cost	$507,752,866	$815,001,276

[1]	Each Portfolio has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2015 (unaudited)	Wells Fargo WealthBuilder Portfolios	31

WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth Allocation Portfolio	WealthBuilder Equity Portfolio	WealthBuilder Tactical Equity Portfolio

$607,610,159	$305,085,860	$103,173,079	$311,057,214
202,259,816	76,975,477	24,645,229	73,751,943
194,681,663	70,068,357	15,906,155	60,102,092

1,004,551,638	452,129,694	143,724,463	444,911,249
9,309	0	82,754	0
5,073	35,934	66,136	91,553
2,601,642	1,095,635	53,081	967,693
539,508	100,769	0	0
117,150	69,419	0	84,894
55,440	40,458	26,433	36,044

1,007,879,760	453,471,909	143,952,867	446,091,433

531,574	98,640	0	0
1,123,340	225,397	190,526	335,124
0	6,491	0	15,538
205,663	90,299	22,315	89,728
617,322	277,283	88,878	272,942
172,850	77,639	24,886	76,424
205,774	92,428	29,624	90,689
69,073	37,952	22,732	31,102

2,925,596	906,129	378,961	911,547

$1,004,954,164	$452,565,780	$143,573,906	$445,179,886

$891,367,907	$390,729,342	$120,830,092	$426,148,838
(3,186)	(1,224,837)	(853,009)	(2,906,128)
28,940,216	19,703,162	(4,402,825)	(47,163,952)
84,649,227	43,358,113	27,999,648	69,101,128

$1,004,954,164	$452,565,780	$143,573,906	$445,179,886

$1,004,954,164	$452,565,780	$143,573,906	$445,179,886
71,472,818	31,461,117	9,293,177	23,769,000
$14.06	$14.38	$15.45	$18.73
$14.27	$14.60	$15.69	$19.02

$542,298,642	$270,228,332	$80,445,121	$253,627,319

$178,642,916	$66,667,371	$18,550,483	$58,820,083

$200,865,332	$72,999,852	$16,729,211	$64,743,890

$921,806,890	$409,895,555	$115,724,815	$377,191,292

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo WealthBuilder Portfolios	Statements of operations—six months ended November 30, 2015 (unaudited)

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio

Investment income
Dividends from affiliated Underlying Funds	$1,361,094	$1,436,322
Dividends from unaffiliated Underlying Funds	2,948,435	4,883,446
Interest allocated from affiliated Master Portfolios	1,396,865	1,667,939
Dividends allocated from affiliated Master Portfolios*	65,712	212,106
Securities lending income allocated from affiliated Master Portfolios	6,681	17,001
Interest	195	637
Expenses allocated from affiliated Master Portfolios	(295,211)	(483,295)
Waivers allocated from affiliated Master Portfolios	9,112	10,858

Total investment income	5,492,883	7,745,014

Expenses
Management fee	665,795	1,088,935
Administration fee	581,467	951,249
Shareholder servicing fees	665,515	1,088,935
Distribution fee	1,997,387	3,266,806
Custody and accounting fees	36,434	35,412
Professional fees	16,532	16,532
Registration fees	27,697	25,699
Shareholder report expenses	15,315	25,499
Trustees’ fees and expenses	5,973	6,381
Interest expense	0	196
Other fees and expenses	6,050	8,716

Total expenses	4,018,165	6,514,360
Less: Fee waivers and/or expense reimbursements	(23,395)	(26,755)

Net expenses	3,994,770	6,487,605

Net investment income (loss)	1,498,113	1,257,409

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated Underlying Funds	(566,113)	(1,195,470)
Affiliated Underlying Funds	151,466	(204,257)
Futures transactions	713,537	2,687,964
Capital gain distributions from unaffiliated Underlying Funds	1,370,804	4,448,619
Securities transactions allocated from affiliated Master Portfolios	804,165	1,407,619

Net realized gains on investments	2,473,859	7,144,475

Net change in unrealized gains (losses) on:
Unaffiliated Underlying Funds	(11,812,302)	(24,571,515)
Affiliated Underlying Funds	(1,802,661)	(2,080,491)
Futures transactions	354,734	1,154,167
Securities transactions allocated from affiliated Master Portfolios	(3,084,800)	(6,165,111)

Net change in unrealized gains (losses) on investments	(16,345,029)	(31,662,950)

Net realized and unrealized gains (losses) on investments	(13,871,170)	(24,518,475)

Net decrease in net assets resulting from operations	$(12,373,057)	$(23,261,066)

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$441	$1,481

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2015 (unaudited)	Wells Fargo WealthBuilder Portfolios	33

WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth Allocation Portfolio	WealthBuilder Equity Portfolio	WealthBuilder Tactical Equity Portfolio

$603,723	$101,470	$223	$1,299
5,694,098	2,087,014	449,278	1,362,172
1,266,943	233,774	0	0
370,510	219,081	74,851	272,943
26,837	15,364	4,433	18,646
885	468	0	345
(567,422)	(250,722)	(72,040)	(263,379)
8,257	1,517	0	0

7,403,831	2,407,966	456,745	1,392,026

1,251,489	555,521	180,567	550,937
1,094,155	485,172	157,805	481,418
1,252,730	555,521	180,567	550,645
3,758,189	1,666,562	541,702	1,652,810
43,152	29,941	21,012	26,065
16,282	16,280	16,058	15,918
34,164	24,251	13,369	18,732
38,340	21,373	5,862	15,075
6,473	6,473	7,055	7,041
0	0	0	0
8,075	4,750	4,518	3,263

7,503,049	3,365,844	1,128,515	3,321,904
(32,007)	(32,722)	(45,111)	(22,070)

7,471,042	3,333,122	1,083,404	3,299,834

(67,211)	(925,156)	(626,659)	(1,907,808)

(1,102,002)	(567,227)	(51,830)	(366,879)
45,616	(943)	(70,962)	(317,188)
2,606,868	1,157,155	0	118,785
7,682,885	4,640,650	1,867,548	5,731,884
1,928,434	797,212	534,194	1,418,565

11,161,801	6,026,847	2,278,950	6,585,167

(34,564,925)	(17,042,930)	(5,180,162)	(15,843,280)
(2,147,808)	(1,014,010)	(230,529)	(839,064)
1,778,197	956,246	0	899,283
(8,678,140)	(4,291,837)	(1,689,201)	(5,480,773)

(43,612,676)	(21,392,531)	(7,099,892)	(21,263,834)

(32,450,875)	(15,365,684)	(4,820,942)	(14,678,667)

$(32,518,086)	$(16,290,840)	$(5,447,601)	$(16,586,475)

$2,517	$1,465	$606	$1,862

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo WealthBuilder Portfolios	Statements of changes in net assets

	WealthBuilder Conservative Allocation Portfolio
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment income		$1,498,113		$1,894,442
Net realized gains on investments		2,473,859		18,152,708
Net change in unrealized gains (losses) on investments		(16,345,029)		(10,251,043)

Net increase (decrease) in net assets resulting from operations		(12,373,057)		9,796,107

Distributions to shareholders from
Net investment income		(1,486,490)		(2,454,091)
Net realized gains		0		(12,035,964)

Total distributions to shareholders		(1,486,490)		(14,490,055)

Capital share transactions	Shares		Shares
Proceeds from shares sold	5,630,743	59,773,342	10,584,440	114,883,902
Reinvestment of distributions	139,379	1,480,714	1,349,657	14,475,121
Payment for shares redeemed	(6,408,324)	(68,029,131)	(14,783,524)	(160,542,713)

Net decrease in net assets resulting from capital share transactions		(6,775,075)		(31,183,690)

Total decrease in net assets		(20,634,622)		(35,877,638)

Net assets
Beginning of period		545,058,962		580,936,600

End of period		$524,424,340		$545,058,962

Undistributed net investment income		$95,088		$83,465

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo WealthBuilder Portfolios	35

	WealthBuilder Moderate Balanced Portfolio
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment income		$1,257,409		$1,846,584
Net realized gains on investments		7,144,475		46,273,697
Net change in unrealized gains (losses) on investments		(31,662,950)		(18,591,731)

Net increase (decrease) in net assets resulting from operations		(23,261,066)		29,528,550

Distributions to shareholders from
Net investment income		(559,871)		(4,792,750)
Net realized gains		0		(25,821,821)

Total distributions to shareholders		(559,871)		(30,614,571)

Capital share transactions	Shares		Shares
Proceeds from shares sold	6,780,470	80,899,329	14,751,165	179,406,067
Reinvestment of distributions	48,276	559,039	2,554,487	30,574,626
Payment for shares redeemed	(7,735,258)	(91,740,595)	(15,061,182)	(183,046,028)

Net increase (decrease) in net assets resulting from capital share transactions		(10,282,227)		26,934,665

Total increase (decrease) in net assets		(34,103,164)		25,848,644

Net assets
Beginning of period		893,175,276		867,326,632

End of period		$859,072,112		$893,175,276

Undistributed net investment income		$705,627		$8,089

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo WealthBuilder Portfolios	Statements of changes in net assets

	WealthBuilder Growth Balanced Portfolio
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment income (loss)		$(67,211)		$624,272
Net realized gains on investments		11,161,801		71,458,770
Net change in unrealized (losses) on investments		(43,612,676)		(25,710,997)

Net increase (decrease) in net assets resulting from operations		(32,518,086)		46,372,045

Distributions to shareholders from
Net investment income		0		(7,084,736)
Net realized gains		0		(31,685,911)

Total distributions to shareholders		0		(38,770,647)

Capital share transactions	Shares		Shares
Proceeds from shares sold	6,919,529	97,670,103	13,462,004	193,585,803
Reinvestment of distributions	0	0	2,738,063	38,748,055
Payment for shares redeemed	(5,601,650)	(78,608,790)	(10,990,169)	(158,117,020)

Net increase in net assets resulting from capital share transactions		19,061,313		74,216,838

Total increase (decrease) in net assets		(13,456,773)		81,818,236

Net assets
Beginning of period		1,018,410,937		936,592,701

End of period		$1,004,954,164		$1,018,410,937

Undistributed (accumulated) net investment income (loss)		$(3,186)		$64,025

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo WealthBuilder Portfolios	37

	WealthBuilder Growth Allocation Portfolio
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment loss		$(925,156)		$(833,169)
Net realized gains on investments		6,026,847		36,094,950
Net change in unrealized gains (losses) on investments		(21,392,531)		(9,975,831)

Net increase (decrease) in net assets resulting from operations		(16,290,840)		25,285,950

Distributions to shareholders from
Net investment income		0		(3,617,950)
Net realized gains		0		(17,215,777)

Total distributions to shareholders		0		(20,833,727)

Capital share transactions	Shares		Shares
Proceeds from shares sold	3,177,493	45,810,174	5,982,612	88,279,600
Reinvestment of distributions	0	0	1,439,960	20,806,021
Payment for shares redeemed	(1,955,243)	(28,092,884)	(4,390,446)	(64,636,176)

Net increase in net assets resulting from capital share transactions		17,717,290		44,449,445

Total increase in net assets		1,426,450		48,901,668

Net assets
Beginning of period		451,139,330		402,237,662

End of period		$452,565,780		$451,139,330

Accumulated net investment loss		$(1,224,837)		$(299,681)

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo WealthBuilder Portfolios	Statements of changes in net assets

	WealthBuilder Equity Portfolio
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment loss		$(626,659)		$(633,406)
Net realized gains on investments		2,278,950		14,978,752
Net change in unrealized gains (losses) on investments		(7,099,892)		(4,136,119)

Net increase (decrease) in net assets resulting from operations		(5,447,601)		10,209,227

Capital share transactions	Shares		Shares
Proceeds from shares sold	700,281	10,848,697	1,596,485	24,451,434
Payment for shares redeemed	(689,721)	(10,544,810)	(1,564,539)	(24,079,607)

Net increase in net assets resulting from capital share transactions		303,887		371,827

Total increase (decrease) in net assets		(5,143,714)		10,581,054

Net assets
Beginning of period		148,717,620		138,136,566

End of period		$143,573,906		$148,717,620

Accumulated net investment loss		$(853,009)		$(226,350)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo WealthBuilder Portfolios	39

	WealthBuilder Tactical Equity Portfolio
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment loss		$(1,907,808)		$(1,889,760)
Net realized gains on investments		6,585,167		44,444,424
Net change in unrealized gains (losses) on investments		(21,263,834)		(11,412,075)

Net increase (decrease) in net assets resulting from operations		(16,586,475)		31,142,589

Capital share transactions	Shares		Shares
Proceeds from shares sold	1,924,752	36,104,148	4,276,140	79,661,839
Payment for shares redeemed	(1,419,245)	(26,633,755)	(4,359,610)	(80,457,955)

Net increase (decrease) in net assets resulting from capital share transactions		9,470,393		(796,116)

Total increase (decrease) in net assets		(7,116,082)		30,346,473

Net assets
Beginning of period		452,295,968		421,949,495

End of period		$445,179,886		$452,295,968

Accumulated net investment loss		$(2,906,128)		$(998,320)

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo WealthBuilder Portfolios	Financial highlights

	Beginning net asset value per share	Net investment income (loss)[1]	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

WealthBuilder Conservative Allocation Portfolio
Six months ended November 30, 2015 (unaudited)	$10.82	0.03	(0.27)	(0.03)	0.00	$10.55
Year ended May 31, 2015	$10.92	0.04	0.15	(0.05)	(0.24)	$10.82
Year ended May 31, 2014	$10.95	0.03	0.42	(0.05)	(0.43)	$10.92
Year ended May 31, 2013	$10.57	0.06	0.59	(0.08)	(0.19)	$10.95
Year ended May 31, 2012	$11.02	0.16	(0.20)	(0.21)	(0.20)	$10.57
Year ended May 31, 2011	$10.08	0.18	0.96	(0.20)	0.00	$11.02

WealthBuilder Moderate Balanced Portfolio
Six months ended November 30, 2015 (unaudited)	$12.19	0.02	(0.33)	(0.01)	0.00	$11.87
Year ended May 31, 2015	$12.21	0.03	0.39	(0.07)	(0.37)	$12.19
Year ended May 31, 2014	$12.03	0.02	0.91	(0.04)	(0.71)	$12.21
Year ended May 31, 2013	$10.96	0.04 [3]	1.21	(0.06)	(0.12)	$12.03
Year ended May 31, 2012	$11.50	0.13 [3]	(0.48)	(0.19)	(0.00)[4]	$10.96
Year ended May 31, 2011	$10.01	0.14	1.54	(0.19)	0.00	$11.50

WealthBuilder Growth Balanced Portfolio
Six months ended November 30, 2015 (unaudited)	$14.52	(0.00)[4]	(0.46)	0.00	0.00	$14.06
Year ended May 31, 2015	$14.42	0.01	0.67	(0.10)	(0.48)	$14.52
Year ended May 31, 2014	$12.90	0.01	1.55	(0.04)	0.00	$14.42
Year ended May 31, 2013	$10.97	0.01	1.95	(0.03)	0.00	$12.90
Year ended May 31, 2012	$11.82	0.09	(0.82)	(0.12)	0.00	$10.97
Year ended May 31, 2011	$9.60	0.06	2.26	(0.10)	0.00	$11.82

WealthBuilder Growth Allocation Portfolio
Six months ended November 30, 2015 (unaudited)	$14.92	(0.03)	(0.51)	0.00	0.00	$14.38
Year ended May 31, 2015	$14.78	(0.02)	0.89	(0.12)	(0.61)	$14.92
Year ended May 31, 2014	$13.08	(0.03)	1.89	(0.00)[4]	(0.16)	$14.78
Year ended May 31, 2013	$10.87	(0.01)	2.23	(0.01)	0.00	$13.08
Year ended May 31, 2012	$11.83	0.05 [3]	(0.94)	(0.07)	0.00	$10.87
Year ended May 31, 2011	$9.34	0.02	2.53	(0.06)	0.00	$11.83

WealthBuilder Equity Portfolio
Six months ended November 30, 2015 (unaudited)	$16.02	(0.07)	(0.50)	0.00	0.00	$15.45
Year ended May 31, 2015	$14.93	(0.07)	1.16	0.00	0.00	$16.02
Year ended May 31, 2014	$12.82	(0.08)	2.19	0.00	0.00	$14.93
Year ended May 31, 2013	$10.34	(0.05)	2.53	0.00	0.00	$12.82
Year ended May 31, 2012	$11.45	(0.04)	(1.07)	0.00	0.00	$10.34
Year ended May 31, 2011	$9.10	(0.07)	2.42	0.00	0.00	$11.45

WealthBuilder Tactical Equity Portfolio
Six months ended November 30, 2015 (unaudited)	$19.44	(0.08)	(0.63)	0.00	0.00	$18.73
Year ended May 31, 2015	$18.07	(0.08)	1.45	0.00	0.00	$19.44
Year ended May 31, 2014	$15.61	(0.08)	2.54	0.00	0.00	$18.07
Year ended May 31, 2013	$13.12	(0.07)	2.58	(0.02)	0.00	$15.61
Year ended May 31, 2012	$13.89	(0.08)[3]	(0.69)	0.00	0.00	$13.12
Year ended May 31, 2011	$11.05	(0.10)	2.94	0.00	0.00	$13.89

[1]	Includes net expenses allocated from affiliated Master Portfolios in which the Portfolio invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo WealthBuilder Portfolios	41

Ratio to average net assets (annualized)				Portfolio	Net assets at
Net investment income (loss)[1]	Gross expenses	Net expenses	Total return[2]	turnover rate	end of period (000s omitted)

0.56%	1.51%	1.50%	(2.22)%	83%	$524,424
0.34%	1.55%	1.50%	1.75%	169%	$545,059
0.32%	1.55%	1.50%	4.19%	139%	$580,937
0.53%	1.54%	1.50%	6.19%	128%	$659,977
1.51%	1.54%	1.50%	(0.32)%	176%	$662,092
1.75%	1.58%	1.50%	11.42%	168%	$630,085

0.29%	1.50%	1.49%	(2.56)%	63%	$859,072
0.21%	1.55%	1.50%	3.44%	129%	$893,175
0.17%	1.54%	1.50%	7.94%	110%	$867,327
0.34%	1.54%	1.50%	11.42%	115%	$799,251
1.20%	1.54%	1.50%	(2.96)%	145%	$709,801
1.24%	1.55%	1.50%	16.96%	142%	$691,145

(0.01)%	1.50%	1.49%	(3.17)%	43%	$1,004,954
0.06%	1.54%	1.50%	4.89%	89%	$1,018,411
0.04%	1.54%	1.50%	12.07%	94%	$936,593
0.06%	1.54%	1.50%	17.85%	117%	$788,285
0.84%	1.54%	1.50%	(6.17)%	131%	$689,816
0.59%	1.54%	1.50%	24.27%	140%	$785,283

(0.42)%	1.51%	1.50%	(3.62)%	22%	$452,566
(0.20)%	1.55%	1.50%	6.14%	53%	$451,139
(0.19)%	1.57%	1.50%	14.28%	60%	$402,238
(0.13)%	1.57%	1.50%	20.39%	98%	$324,723
0.49%	1.57%	1.50%	(7.47)%	96%	$276,657
0.16%	1.57%	1.50%	27.33%	110%	$313,206

(0.87)%	1.56%	1.50%	(3.56)%	7%	$143,574
(0.46)%	1.61%	1.50%	7.30%	24%	$148,718
(0.53)%	1.61%	1.50%	16.46%	26%	$138,137
(0.38)%	1.63%	1.50%	23.98%	44%	$121,888
(0.39)%	1.60%	1.50%	(9.69)%	24%	$109,727
(0.68)%	1.60%	1.50%	25.82%	52%	$141,425

(0.87)%	1.51%	1.50%	(3.65)%	8%	$445,180
(0.44)%	1.55%	1.50%	7.58%	27%	$452,296
(0.45)%	1.56%	1.50%	15.76%	23%	$421,949
(0.49)%	1.56%	1.50%	19.16%	67%	$371,334
(0.58)%	1.56%	1.50%	(5.54)%	31%	$346,832
(0.81)%	1.55%	1.50%	25.70%	73%	$416,863

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo WealthBuilder Portfolios	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: the Wells Fargo WealthBuilder Conservative Allocation Portfolio (“WealthBuilder Conservative Allocation Portfolio”), the Wells Fargo WealthBuilder Moderate Balanced Portfolio (“WealthBuilder Moderate Balanced Portfolio”), the Wells Fargo WealthBuilder Growth Balanced Portfolio (“WealthBuilder Growth Balanced Portfolio”), the Wells Fargo WealthBuilder Growth Allocation Portfolio (“WealthBuilder Growth Allocation Portfolio” ), the Wells Fargo WealthBuilder Equity Portfolio (“WealthBuilder Equity Portfolio” ), and the Wells Fargo WealthBuilder Tactical Equity Portfolio (“WealthBuilder Tactical Equity Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Portfolio investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Portfolio accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense, and realized and unrealized gains and losses. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services for the Wells Fargo Funds or by contacting the servicing agent of the unaffiliated mutual funds.

As of November 30, 2015, the Portfolios own the following percentages of the affiliated Master Portfolios:

	Wells Fargo Core Bond Portfolio	Wells Fargo Emerging Growth Portfolio	Wells Fargo International Growth Portfolio	Wells Fargo Small Company Value Portfolio
WealthBuilder Conservative Allocation Portfolio	3%	0%*	4%	2%
WealthBuilder Moderate Balanced Portfolio	4%	1%	13%	6%
WealthBuilder Growth Balanced Portfolio	3%	2%	23%	11%
WealthBuilder Growth Allocation Portfolio	1%	1%	14%	7%
WealthBuilder Equity Portfolio	N/A	0%*	6%	2%
WealthBuilder Tactical Equity Portfolio	N/A	2%	17%	8%

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Portfolios	43

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolios. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Portfolio is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to effect tactical allocations changes in a Portfolio. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.

Interest income for each Portfolio and each affiliated Master Portfolio is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Each Portfolio records on a daily basis its proportionate share of each affiliated Master Portfolio’s interest and dividend income, in addition to expenses and realized and unrealized gains and losses.

44	Wells Fargo WealthBuilder Portfolios	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At May 31, 2015, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration date:

2018
WealthBuilder Equity Portfolio	$5,980,330
WealthBuilder Tactical Equity Portfolio	46,775,643

At May 31, 2015, late-year ordinary losses, which will be recognized on the first day of the following fiscal year were as follows:

Late-year ordinary loss
WealthBuilder Growth Allocation Portfolio	$(311,623)
WealthBuilder Equity Portfolio	(223,510)
WealthBuilder Tactical Equity Portfolio	(1,084,514)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Portfolios	45

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Conservative Allocation Portfolio
Assets
Investments in:

Exchange-traded funds	$8,777,086	$0	$0	$8,777,086

Investment companies	374,911,545	139,457,515	0	514,369,060

Short-term investments
Investment companies	969,913	0	0	969,913
U.S. Treasury securities	253,911	0	0	253,911
	384,912,455	139,457,515	0	524,369,970

Futures contracts	20,488	0	0	20,488
Total assets	$384,932,943	$139,457,515	$0	$524,390,458
WealthBuilder Moderate Balanced Portfolio
Assets
Investments in:

Exchange-traded funds	$12,668,754	$0	$0	$12,668,754

Investment companies	649,505,476	194,782,222	0	844,287,698

Short-term investments
Investment companies	427,159	0	0	427,159
U.S. Treasury securities	824,714	0	0	824,714
	$663,426,103	194,782,222	0	$858,208,325

Futures contracts	67,456	0	0	67,456
Total assets	$663,493,559	$194,782,222	$0	$858,275,781
WealthBuilder Growth Balanced Portfolio
Assets
Investments in:

Exchange-traded funds	$12,813,638	$0	$0	$12,813,638

Investment companies	792,981,693	194,681,663	0	987,663,356

Short-term investments
Investment companies	2,652,130	0	0	2,652,130
U.S. Treasury securities	1,422,514	0	0	1,422,514
	809,869,975	194,681,663	0	1,004,551,638

Futures contracts	117,150	0	0	117,150
Total assets	$809,987,125	$194,681,663	$0	$1,004,668,788
WealthBuilder Growth Allocation Portfolio
Assets
Investments in:

Exchange-traded funds	$4,856,841	$0	$0	$4,856,841

Investment companies	375,416,199	70,068,357	0	445,484,556

Short-term investments
Investment companies	939,591	0	0	939,591
U.S. Treasury securities	848,706	0	0	848,706
	382,061,337	70,068,357	0	452,129,694

Futures contracts	69,419	0	0	69,419
Total assets	$382,130,756	$70,068,357	$0	$452,199,113

46	Wells Fargo WealthBuilder Portfolios	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
WealthBuilder Equity Portfolio
Assets
Investments in:

Investment companies	$127,567,198	$15,906,155	$0	$143,473,353

Short-term investments
Investment companies	251,110	0	0	251,110
Total assets	$127,818,308	$15,906,155	$0	$143,724,463
WealthBuilder Tactical Equity Portfolio
Assets
Investments in:

Exchange-traded funds	$4,429,476	$0	$0	$4,429,476

Investment companies	377,424,033	60,102,092	0	437,526,125

Short-term investments
Investment companies	1,924,013	0	0	1,924,013
U.S. Treasury securities	1,031,635	0	0	1,031,635
	384,809,157	60,102,092	0	444,911,249

Futures contracts	84,894	0	0	84,894
Total assets	$384,894,051	$60,102,092	$0	$444,996,143

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Portfolio and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Portfolio, supervising the applicable subadviser, providing fund-level administrative services in connection with each Portfolio’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Portfolio. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.25% and declining to 0.18% as the average daily net assets of each Portfolio increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.20% and declined to 0.15% as the average daily net assets of each Portfolio increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of each Portfolio increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended November 30, 2015 have been included in management fee on the Statements of Operations.

For the six months ended November 30, 2015, the management fee was equivalent to an annual rate of 0.25% of each Portfolio’s average daily net assets.

Funds Management also serves as the manager to each affiliated Underlying Fund and the adviser to each affiliated Master Portfolio.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolios. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Portfolio and is paid an annual subadvisory fee of 0.15% of the average daily net assets of each Portfolio.

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Portfolios	47

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Portfolio, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. Effective July 1, 2015, as compensation for its services under the class-level administration agreement, Funds Management receives a fee at an annual rate of 0.21% of the average daily net assets of each Portfolio. Prior to July 1, 2015, the class-level administration fee was 0.26% of the average daily net assets of each Portfolio.

For the six months ended November 30, 2015, the administration fee was equivalent to an annual rate of 0.22% of each Portfolio’s average daily net assets.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios. Funds Management has committed through September 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap each Portfolio’s expenses at 1.50%. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for each Portfolio pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Portfolio, at an annual rate of 0.75% of each Portfolio’s average daily net assets.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Portfolio shares and a contingent sales charge on the redemption of certain shares. For the six months ended November 30, 2015, Funds Distributor received the following amounts in front-end sales charges:

Front-end sales charges
WealthBuilder Conservative Allocation Portfolio	$8,663
WealthBuilder Moderate Balanced Portfolio	13,257
WealthBuilder Growth Balanced Portfolio	12,509
WealthBuilder Growth Allocation Portfolio	6,501
WealthBuilder Equity Portfolio	1,149
WealthBuilder Tactical Equity Portfolio	3,908

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Portfolio is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2015 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
WealthBuilder Conservative Allocation Portfolio	$362,197,095	$89,299,227	$360,999,075	$86,094,426
WealthBuilder Moderate Balanced Portfolio	429,090,991	133,998,052	427,671,709	123,537,811
WealthBuilder Growth Balanced Portfolio	330,479,654	143,844,209	329,386,544	105,290,920
WealthBuilder Growth Allocation Portfolio	61,706,852	60,815,838	61,502,747	37,322,767
WealthBuilder Equity Portfolio	0	12,095,265	0	10,653,942
WealthBuilder Tactical Equity Portfolio	0	46,181,743	0	34,389,347

*	The Portfolios seek to achieve their investment objective by investing some of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by multiplying each Portfolio’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of the affiliated and unaffiliated Underlying Funds in which the Portfolios invest are actual aggregate purchases and sales of those investments. The results of these amounts are then aggregated.

48	Wells Fargo WealthBuilder Portfolios	Notes to financial statements (unaudited)

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of a Portfolio or which a Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers, excluding affiliated Master Portfolios, that were either affiliates of a Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchases	Shares sold	Shares, end of period	Value, end of period	Dividends from affiliated underlying funds
WealthBuilder Conservative Allocation Portfolio
Wells Fargo Emerging Markets Equity Fund Class R6	0	148,706	10,343	138,363	$2,573,550	$0
Wells Fargo Emerging Markets Equity Fund Institutional Class	124,192	2,809	127,001	0	0	0
Wells Fargo Endeavor Select Fund Institutional Class	383,422	16,441	30,180	369,683	5,264,283	0
Wells Fargo Government Securities Fund Institutional Class	8,120,190	174,944	1,250,093	7,045,041	78,904,457	479,912
Wells Fargo Large Cap Growth Fund Class R6	0	112,140	7,704	104,436	5,243,751	0
Wells Fargo Large Cap Growth Fund Institutional Class	109,534	460	109,994	0	0	0
Wells Fargo Short Duration Government Bond Fund Class R6	0	10,040,942	440,949	9,599,993	96,095,926	727,548
Wells Fargo Short Duration Government Bond Fund Institutional Class	10,057,069	27,125	10,084,194	0	0	153,142
Wells Fargo Small Cap Value Fund Class R6	0	155,569	10,489	145,080	3,991,154	0
Wells Fargo Small Cap Value Fund Institutional Class	142,460	2,624	145,084	0	0	0
						$1,360,602
WealthBuilder Moderate Balanced Portfolio
Wells Fargo Emerging Markets Equity Fund Class R6	0	470,220	14,121	456,099	$8,483,436	$0
Wells Fargo Emerging Markets Equity Fund Institutional Class	405,178	10,572	415,750	0	0	0
Wells Fargo Endeavor Select Fund Institutional Class	1,261,792	3,421	32,055	1,233,158	17,560,166	0
Wells Fargo Government Securities Fund Institutional Class	9,734,764	409,952	1,390,194	8,754,522	98,050,647	595,582
Wells Fargo Large Cap Growth Fund Class R6	0	359,633	11,162	348,471	17,496,734	0
Wells Fargo Large Cap Growth Fund Institutional Class	359,376	559	359,935	0	0	0
Wells Fargo Short Duration Government Bond Fund Class R6	0	9,685,411	623,252	9,062,159	90,712,211	688,837
Wells Fargo Short Duration Government Bond Fund Institutional Class	10,077,017	93,318	10,170,335	0	0	151,236
Wells Fargo Small Cap Value Fund Class R6	0	495,900	11,823	484,077	13,316,957	0
Wells Fargo Small Cap Value Fund Institutional Class	466,718	4,350	471,068	0	0	0
						$1,435,655
WealthBuilder Growth Balanced Portfolio
Wells Fargo Emerging Markets Equity Fund Class R6	0	812,204	15,185	797,019	$14,824,557	$0
Wells Fargo Emerging Markets Equity Fund Institutional Class	690,996	22,616	713,612	0	0	0
Wells Fargo Endeavor Select Fund Institutional Class	2,144,141	21,815	12,754	2,153,202	30,661,590	0
Wells Fargo Government Securities Fund Institutional Class	10,020,967	658,932	1,736,486	8,943,413	100,166,229	602,059
Wells Fargo Large Cap Growth Fund Class R6	0	616,519	6,438	610,081	30,632,164	0
Wells Fargo Large Cap Growth Fund Institutional Class	612,153	4,533	616,686	0	0	0
Wells Fargo Small Cap Value Fund Class R6	0	858,136	10,330	847,806	23,323,146	0
Wells Fargo Small Cap Value Fund Institutional Class	791,335	8,732	800,067	0	0	0
						$602,059

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Portfolios	49

	Shares, beginning of period	Shares purchases	Shares sold	Shares, end of period	Value, end of period	Dividends from affiliated underlying funds
WealthBuilder Growth Allocation Portfolio
Wells Fargo Emerging Markets Equity Fund Class R6	0	477,810	3,915	473,895	$8,814,453	$0
Wells Fargo Emerging Markets Equity Fund Institutional Class	411,518	7,708	419,226	0	0	0
Wells Fargo Endeavor Select Fund Institutional Class	1,269,337	11,074	6,342	1,274,069	18,142,737	0
Wells Fargo Government Securities Fund Institutional Class	1,743,801	292,252	513,105	1,522,948	17,057,021	100,858
Wells Fargo Large Cap Growth Fund Class R6	0	364,620	2,640	361,980	18,175,009	0
Wells Fargo Large Cap Growth Fund Institutional Class	363,446	692	364,138	0	0	0
Wells Fargo Small Cap Value Fund Class R6	0	506,993	3,661	503,332	13,846,666	0
Wells Fargo Small Cap Value Fund Institutional Class	474,722	0	474,722	0	0	0
						$100,858
WealthBuilder Equity Portfolio
Wells Fargo Emerging Markets Equity Fund Class R6	0	198,795	9,708	189,087	$3,517,021	$0
Wells Fargo Emerging Markets Equity Fund Institutional Class	172,208	2,819	175,027	0	0	0
Wells Fargo Endeavor Select Fund Institutional Class	633,517	8,857	35,874	606,500	8,636,565	0
Wells Fargo Large Cap Growth Fund Class R6	0	182,821	11,387	171,434	8,607,689	0
Wells Fargo Large Cap Growth Fund Institutional Class	181,327	427	181,754	0	0	0
Wells Fargo Small Cap Value Fund Class R6	0	140,581	8,526	132,055	3,632,844	0
Wells Fargo Small Cap Value Fund Institutional Class	131,197	19	131,216	0	0	0
						$0
WealthBuilder Tactical Equity Portfolio
Wells Fargo Emerging Markets Equity Fund Class R6	0	601,297	19,322	581,975	$10,824,738	$0
Wells Fargo Emerging Markets Equity Fund Institutional Class	521,226	12,149	533,375	0	0	0
Wells Fargo Endeavor Select Fund Institutional Class	1,596,060	27,362	68,460	1,554,962	22,142,658	0
Wells Fargo Large Cap Growth Fund Class R6	0	459,585	19,834	439,751	22,079,884	0
Wells Fargo Large Cap Growth Fund Institutional Class	456,474	3,827	460,301	0	0	0
Wells Fargo Small Cap Value Fund Class R6	0	637,601	27,617	609,984	16,780,650	0
Wells Fargo Small Cap Value Fund Institutional Class	597,307	2,617	599,924	0	0	0
						$0

7. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2015, the Portfolios entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At November 30, 2015, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2015	Unrealized gains
WealthBuilder Conservative Allocation Portfolio	12-14-2015	Goldman Sachs	24 Short	Euro FX Futures	$3,172,800	$183,118
	12-14-2015	Goldman Sachs	58 Short	Japanese FX Futures	5,890,263	154,849
WealthBuilder Moderate Balanced Portfolio	12-14-2015	Goldman Sachs	79 Short	Euro FX Futures	10,443,800	592,030
	12-14-2015	Goldman Sachs	191 Short	Japanese Yen Futures	19,397,244	509,870
WealthBuilder Growth Balanced Portfolio	12-14-2015	Goldman Sachs	137 Short	Euro FX Futures	18,111,400	1,023,477
	12-14-2015	Goldman Sachs	332 Short	Japanese Yen Futures	33,716,675	881,002
WealthBuilder Growth Allocation Portfolio	12-14-2015	Goldman Sachs	81 Short	Euro FX Futures	10,708,200	603,570
	12-14-2015	Goldman Sachs	197 Short	Japanese Yen Futures	20,006,581	520,404
WealthBuilder Tactical Equity Portfolio	12-14-2015	Goldman Sachs	99 Short	Euro FX Futures	13,087,800	741,392
	12-14-2015	Goldman Sachs	241 Short	Japanese Yen Futures	24,475,056	639,779

50	Wells Fargo WealthBuilder Portfolios	Notes to financial statements (unaudited)

The Portfolios had average notional amounts in futures contracts outstanding during the six months ended November 30, 2015 as follows:

	Long contracts	Short contracts
WealthBuilder Conservative Allocation Portfolio	$2,848,569	$13,872,580
WealthBuilder Moderate Balanced Portfolio	9,213,270	45,253,164
WealthBuilder Growth Balanced Portfolio	10,776,229	69,866,077
WealthBuilder Growth Allocation Portfolio	4,736,373	38,795,240
WealthBuilder Tactical Equity Portfolio	0	38,971,920

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The fair value of derivative instruments as of November 30, 2015 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Foreign currency exchange contracts	Receivable for daily variation margin on open futures contracts	$20,488	*	Payable for daily variation margin on open futures contracts	$0
		$20,488			$0

*	Only the current day’s variation margin as of November 30, 2015 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2015 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$315,405	$41,012
Equity contracts	(233,670)	56,731
Foreign currency exchange contracts	631,802	256,991
	$713,537	$354,734

The fair value of derivative instruments as of November 30, 2015 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Foreign currency exchange contracts	Receivable for daily variation margin on open futures contracts	$67,456	*	Payable for daily variation margin on open futures contracts	$0
		$67,456			$0

*	Only the current day’s variation margin as of November 30, 2015 is reported separately on the Statements of Assets and Liabilities.

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Portfolios	51

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2015 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$2,470,578	$186,217
Equity contracts	1,004,523	133,290
Foreign currency exchange contracts	(787,137)	834,660
	$2,687,964	$1,154,167

The fair value of derivative instruments as of November 30, 2015 was as follows for WealthBuilder Growth Balanced Portfolio:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Foreign currency exchange contracts	Receivable for daily variation margin on open futures contracts	$117,150	*	Payable for daily variation margin on open futures contracts	$0
		$117,150			$0

*	Only the current day’s variation margin as of November 30, 2015 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2015 was as follows for WealthBuilder Growth Balanced Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$1,165,467	$151,000
Equity contracts	2,314,382	217,190
Foreign currency exchange contracts	(872,981)	1,410,007
	$2,606,868	$1,778,197

The fair value of derivative instruments as of November 30, 2015 was as follows for WealthBuilder Growth Allocation Portfolio:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Foreign currency exchange contracts	Receivable for daily variation margin on open futures contracts	$69,419	*	Payable for daily variation margin on open futures contracts	$0
		$69,419			$0

*	Only the current day’s variation margin as of November 30, 2015 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2015 was as follows for WealthBuilder Growth Allocation Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$516,575	$67,111
Equity contracts	988,165	95,352
Foreign currency exchange contracts	(347,585)	793,783
	$1,157,155	$956,246

52	Wells Fargo WealthBuilder Portfolios	Notes to financial statements (unaudited)

For WealthBuilder Tactical Equity Portfolio, the receivable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
WealthBuilder Conservative Allocation Portfolio	Futures – variation margin	Goldman Sachs	$20,488	$0	$0	$20,488
WealthBuilder Moderate Balanced Portfolio	Futures – variation margin	Goldman Sachs	67,456	0	0	67,456
WealthBuilder Growth Balanced Portfolio	Futures – variation margin	Goldman Sachs	117,150	0	0	117,150
WealthBuilder Growth Allocation Portfolio	Futures – variation margin	Goldman Sachs	69,419	0	0	69,419
WealthBuilder Tactical Equity Portfolio	Futures – variation margin	Goldman Sachs	84,894	0	0	84,894

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Portfolios are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating Portfolio. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance is allocated to each participating Portfolio. For the six months ended November 30, 2015, the Portfolios paid the following amounts in commitment fees:

Commitment fee
WealthBuilder Conservative Allocation Portfolio	$389
WealthBuilder Moderate Balanced Portfolio	635
WealthBuilder Growth Balanced Portfolio	964
WealthBuilder Growth Allocation Portfolio	426
WealthBuilder Equity Portfolio	140
WealthBuilder Tactical Equity Portfolio	424

Notes to financial statements (unaudited)	Wells Fargo WealthBuilder Portfolios	53

For the six months ended November 30, 2015, there were no borrowings under the agreement by any Portfolio, except WealthBuilder Moderate Balanced Portfolio. During the six months ended November 30, 2015, the WealthBuilder Moderate Balanced Portfolio had average borrowings outstanding of $13,901 (annualized) at a an average rate of 1.41% and paid interest in the amount of $196.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

On December 9, 2015, the Portfolios declared distributions from short-term capital gains and long-term capital gains to shareholders of record on December 8, 2015. The per share amounts payable on December 10, 2015 were as follows:

	Short-term capital gains	Long-term capital gains
WealthBuilder Conservative Allocation Portfolio	$0.04897	$0.23313
WealthBuilder Moderate Balanced Portfolio	0.06693	0.39969
WealthBuilder Growth Balanced Portfolio	0.03592	0.62887
WealthBuilder Growth Allocation Portfolio	0.00000	0.76810

On December 30, 2015, the Portfolios declared distributions from net investment income to shareholders of record on December 29, 2015. The per share amounts payable on December 31, 2015 were as follows:

Net investment income
WealthBuilder Conservative Allocation Portfolio	$0.02966
WealthBuilder Moderate Balanced Portfolio	0.04401
WealthBuilder Growth Balanced Portfolio	0.06333
WealthBuilder Growth Allocation Portfolio	0.04059

On January 25, 2016, WealthBuilder Conservative Allocation Portfolio declared distributions from net investment income in the amount of $0.00884 per share to shareholders of record on January 22, 2016. This amount was paid to shareholders on January 26, 2016.

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Portfolio.

54	Wells Fargo WealthBuilder Portfolios	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo WealthBuilder Portfolios	55

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services Loevner Funds; Russell related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller Exchange Traded Funds Trust & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

56	Wells Fargo WealthBuilder Portfolios	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996**	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Donald Willeke retired as a Trustee effective December 31, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo WealthBuilder Portfolios	57

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

239092 01-16 SWBP/SAR102 11-15

Semi-Annual Report November 30, 2015
Dynamic Target Date Funds

• Wells Fargo Dynamic Target Today Fund

• Wells Fargo Dynamic Target 2015 Fund

• Wells Fargo Dynamic Target 2020 Fund

• Wells Fargo Dynamic Target 2025 Fund

• Wells Fargo Dynamic Target 2030 Fund

• Wells Fargo Dynamic Target 2035 Fund

• Wells Fargo Dynamic Target 2040 Fund

• Wells Fargo Dynamic Target 2045 Fund

• Wells Fargo Dynamic Target 2050 Fund

• Wells Fargo Dynamic Target 2055 Fund

• Wells Fargo Dynamic Target 2060 Fund

Statements of assets and liabilities—November 30, 2015 (unaudited)	Wells Fargo Dynamic Target Date Funds

	Dynamic Target Today Fund	Dynamic Target 2015 Fund

Assets
Receivable for Fund shares sold	$5,000,000	$5,000,000
Total assets	5,000,000	5,000,000
Liabilities
Total liabilities	0	0
Total net assets	$5,000,000	$5,000,000
NET ASSETS CONSIST OF
Paid-in capital	$5,000,000	$5,000,000
Total net assets	$5,000,000	$5,000,000
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A	$100,000	$100,000
Shares outstanding - Class A	10,000	10,000
Net asset value per share - Class A1	$10.00	$10.00
Maximum offering price per share - Class A2	$10.61	$10.61
Net assets - Class C	$100,000	$100,000
Shares outstanding - Class C1	10,000	10,000
Net asset value per share - Class C	$10.00	$10.00
Net assets - Class R	$100,000	$100,000
Shares outstanding - Class R1	10,000	10,000
Net asset value per share - Class R	$10.00	$10.00
Net assets - Class R4	$100,000	$100,000
Share outstanding - Class R4[1]	10,000	10,000
Net asset value per share - Class R4	$10.00	$10.00
Net assets - Class R6	$4,600,000	$4,600,000
Shares outstanding - Class R6[1]	460,000	460,000
Net asset value per share - Class R6	$10.00	$10.00

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Statements of assets and liabilities—November 30, 2015 (unaudited)

Dynamic Target 2020 Fund	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund

$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000
5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000

0	0	0	0	0	0	0
$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000

$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000
$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000	$5,000,000

$100,000	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
10,000	10,000	10,000	10,000	10,000	10,000	10,000
$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
$10.61	$10.61	$10.61	$10.61	$10.61	$10.61	$10.61
$100,000	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
10,000	10,000	10,000	10,000	10,000	10,000	10,000
$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
$100,000	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
10,000	10,000	10,000	10,000	10,000	10,000	10,000
$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
$100,000	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
10,000	10,000	10,000	10,000	10,000	10,000	10,000
$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
$4,600,000	$4,600,000	$4,600,000	$4,600,000	$4,600,000	$4,600,000	$4,600,000
460,000	460,000	460,000	460,000	460,000	460,000	460,000
$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2015 (unaudited)	Wells Fargo Dynamic Target Date Funds

	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund

Assets
Receivable for Fund shares sold	$5,000,000	$5,000,000
Total assets	5,000,000	5,000,000
Liabilities
Total liabilities	0	0
Total net assets	$5,000,000	$5,000,000
NET ASSETS CONSIST OF
Paid-in capital	$5,000,000	$5,000,000
Total net assets	$5,000,000	$5,000,000
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A	$100,000	$100,000
Shares outstanding - Class A	10,000	10,000
Net asset value per share - Class A1	$10.00	$10.00
Maximum offering price per share - Class A2	$10.61	$10.61
Net assets - Class C	$100,000	$100,000
Shares outstanding - Class C1	10,000	10,000
Net asset value per share - Class C	$10.00	$10.00
Net assets - Class R	$100,000	$100,000
Shares outstanding - Class R1	10,000	10,000
Net asset value per share - Class R	$10.00	$10.00
Net assets - Class R4	$100,000	$100,000
Share outstanding - Class R4[1]	10,000	10,000
Net asset value per share - Class R4	$10.00	$10.00
Net assets - Class R6	$4,600,000	$4,600,000
Shares outstanding - Class R6[1]	460,000	460,000
Net asset value per share - Class R6	$10.00	$10.00

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of operations—November 30, 2015 (unaudited)	Wells Fargo Dynamic Target Date Funds

	Dynamic Target Today Fund[1]	Dynamic Target 2015 Fund[1]

Investment income
Total investment income	$0	$0
Expenses
Management fee	0	0
Administration fees
Class A	0	0
Class C	0	0
Class R	0	0
Class R4	0	0
Class R6	0	0
Shareholding servicing fees
Class A	0	0
Class C	0	0
Class R	0	0
Class R4	0	0
Distribution fees
Class C	0	0
Class R	0	0
Total expenses	0	0
Less: Fee waivers and/or expense reimbursements	0	0
Net expenses	0	0
Net investment income	0	0
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	0	0
Net change in unrealized gains (losses) on investments	0	0
Net realized and unrealized gains (losses) on investments	0	0
Net increase in net assets resulting from operations	$0	$0
[1]	The Fund commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Statements of operations—November 30, 2015 (unaudited)

Dynamic Target 2020 Fund[1]	Dynamic Target 2025 Fund[1]	Dynamic Target 2030 Fund[1]	Dynamic Target 2035 Fund[1]	Dynamic Target 2040 Fund[1]	Dynamic Target 2045 Fund[1]	Dynamic Target 2050 Fund[1]

$0	$0	$0	$0	$0	$0	$0

0	0	0	0	0	0	0

0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0

0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0

0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0

0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
$0	$0	$0	$0	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—November 30, 2015 (unaudited)	Wells Fargo Dynamic Target Date Funds

	Dynamic Target 2055 Fund[1]	Dynamic Target 2060 Fund[1]

Investment income
Total investment income	$0	$0
Expenses
Management fee	0	0
Administration fees
Class A	0	0
Class C	0	0
Class R	0	0
Class R4	0	0
Class R6	0	0
Shareholding servicing fees
Class A	0	0
Class C	0	0
Class R	0	0
Class R4	0	0
Distribution fees
Class C	0	0
Class R	0	0
Total expenses	0	0
Less: Fee waivers and/or expense reimbursements	0	0
Net expenses	0	0
Net investment income	0	0
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	0	0
Net change in unrealized gains (losses) on investments	0	0
Net realized and unrealized gains (losses) on investments	0	0
Net increase in net assets resulting from operations	$0	$0
[1]	The Fund commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets—November 30, 2015 (unaudited)	Wells Fargo Dynamic Target Date Funds

	Dynamic Target Today Fund
	Period ended
	November 30, 2015 (unaudited)[1]
Operations
Net investment income		$0
Net realized gains on investments		0
Net change in unrealized gains (losses) on investments		0
Net increase in net assets resulting from operations		0
	Shares
Capital share transactions
Proceeds from shares sold
Class A	10,000	100,000
Class C	10,000	100,000
Class R	10,000	100,000
Class R4	10,000	100,000
Class R6	460,000	4,600,000
		5,000,000
Net increase in net assets resulting from capital share transactions		5,000,000
Total increase in net assets		5,000,000
Net assets
Beginning of period		0
End of period		$5,000,000
[1]	The Fund commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets—November 30, 2015 (unaudited)

	Dynamic Target 2015 Fund
	Period ended
	November 30, 2015 (unaudited)[1]
Operations
Net investment income		$0
Net realized gains on investments		0
Net change in unrealized gains (losses) on investments		0
Net increase in net assets resulting from operations		0
	Shares
Capital share transactions
Proceeds from shares sold
Class A	10,000	100,000
Class C	10,000	100,000
Class R	10,000	100,000
Class R4	10,000	100,000
Class R6	460,000	4,600,000
		5,000,000
Net increase in net assets resulting from capital share transactions		5,000,000
Total increase in net assets		5,000,000
Net assets
Beginning of period		0
End of period		$5,000,000
[1]	The Fund commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets—November 30, 2015 (unaudited)	Wells Fargo Dynamic Target Date Funds

	Dynamic Target 2020 Fund
	Period ended
	November 30, 2015 (unaudited)[1]
Operations
Net investment income		$0
Net realized gains on investments		0
Net change in unrealized gains (losses) on investments		0
Net increase in net assets resulting from operations		0
	Shares
Capital share transactions
Proceeds from shares sold
Class A	10,000	100,000
Class C	10,000	100,000
Class R	10,000	100,000
Class R4	10,000	100,000
Class R6	460,000	4,600,000
		5,000,000
Net increase in net assets resulting from capital share transactions		5,000,000
Total increase in net assets		5,000,000
Net assets
Beginning of period		0
End of period		$5,000,000
[1]	The Fund commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets—November 30, 2015 (unaudited)

	Dynamic Target 2025 Fund
	Period ended
	November 30, 2015 (unaudited)[1]
Operations
Net investment income		$0
Net realized gains on investments		0
Net change in unrealized gains (losses) on investments		0
Net increase in net assets resulting from operations		0
	Shares
Capital share transactions
Proceeds from shares sold
Class A	10,000	100,000
Class C	10,000	100,000
Class R	10,000	100,000
Class R4	10,000	100,000
Class R6	460,000	4,600,000
		5,000,000
Net increase in net assets resulting from capital share transactions		5,000,000
Total increase in net assets		5,000,000
Net assets
Beginning of period		0
End of period		$5,000,000
[1]	The Fund commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets—November 30, 2015 (unaudited)	Wells Fargo Dynamic Target Date Funds

	Dynamic Target 2030 Fund
	Period ended
	November 30, 2015 (unaudited)[1]
Operations
Net investment income		$0
Net realized gains on investments		0
Net change in unrealized gains (losses) on investments		0
Net increase in net assets resulting from operations		0
	Shares
Capital share transactions
Proceeds from shares sold
Class A	10,000	100,000
Class C	10,000	100,000
Class R	10,000	100,000
Class R4	10,000	100,000
Class R6	460,000	4,600,000
		5,000,000
Net increase in net assets resulting from capital share transactions		5,000,000
Total increase in net assets		5,000,000
Net assets
Beginning of period		0
End of period		$5,000,000
[1]	The Fund commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets—November 30, 2015 (unaudited)

	Dynamic Target 2035 Fund
	Period ended
	November 30, 2015 (unaudited)[1]
Operations
Net investment income		$0
Net realized gains on investments		0
Net change in unrealized gains (losses) on investments		0
Net increase in net assets resulting from operations		0
	Shares
Capital share transactions
Proceeds from shares sold
Class A	10,000	100,000
Class C	10,000	100,000
Class R	10,000	100,000
Class R4	10,000	100,000
Class R6	460,000	4,600,000
		5,000,000
Net increase in net assets resulting from capital share transactions		5,000,000
Total increase in net assets		5,000,000
Net assets
Beginning of period		0
End of period		$5,000,000
[1]	The Fund commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets—November 30, 2015 (unaudited)	Wells Fargo Dynamic Target Date Funds

	Dynamic Target 2040 Fund
	Period ended
	November 30, 2015 (unaudited)[1]
Operations
Net investment income		$0
Net realized gains on investments		0
Net change in unrealized gains (losses) on investments		0
Net increase in net assets resulting from operations		0
	Shares
Capital share transactions
Proceeds from shares sold
Class A	10,000	100,000
Class C	10,000	100,000
Class R	10,000	100,000
Class R4	10,000	100,000
Class R6	460,000	4,600,000
		5,000,000
Net increase in net assets resulting from capital share transactions		5,000,000
Total increase in net assets		5,000,000
Net assets
Beginning of period		0
End of period		$5,000,000
[1]	The Fund commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets—November 30, 2015 (unaudited)

	Dynamic Target 2045 Fund
	Period ended
	November 30, 2015 (unaudited)[1]
Operations
Net investment income		$0
Net realized gains on investments		0
Net change in unrealized gains (losses) on investments		0
Net increase in net assets resulting from operations		0
	Shares
Capital share transactions
Proceeds from shares sold
Class A	10,000	100,000
Class C	10,000	100,000
Class R	10,000	100,000
Class R4	10,000	100,000
Class R6	460,000	4,600,000
		5,000,000
Net increase in net assets resulting from capital share transactions		5,000,000
Total increase in net assets		5,000,000
Net assets
Beginning of period		0
End of period		$5,000,000
[1]	The Fund commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets—November 30, 2015 (unaudited)	Wells Fargo Dynamic Target Date Funds

	Dynamic Target 2050 Fund
	Period ended
	November 30, 2015 (unaudited)[1]
Operations
Net investment income		$0
Net realized gains on investments		0
Net change in unrealized gains (losses) on investments		0
Net increase in net assets resulting from operations		0
	Shares
Capital share transactions
Proceeds from shares sold
Class A	10,000	100,000
Class C	10,000	100,000
Class R	10,000	100,000
Class R4	10,000	100,000
Class R6	460,000	4,600,000
		5,000,000
Net increase in net assets resulting from capital share transactions		5,000,000
Total increase in net assets		5,000,000
Net assets
Beginning of period		0
End of period		$5,000,000
[1]	The Fund commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Statements of changes in net assets—November 30, 2015 (unaudited)

	Dynamic Target 2055 Fund
	Period ended
	November 30, 2015 (unaudited)[1]
Operations
Net investment income		$0
Net realized gains on investments		0
Net change in unrealized gains (losses) on investments		0
Net increase in net assets resulting from operations		0
	Shares
Capital share transactions
Proceeds from shares sold
Class A	10,000	100,000
Class C	10,000	100,000
Class R	10,000	100,000
Class R4	10,000	100,000
Class R6	460,000	4,600,000
		5,000,000
Net increase in net assets resulting from capital share transactions		5,000,000
Total increase in net assets		5,000,000
Net assets
Beginning of period		0
End of period		$5,000,000
[1]	The Fund commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets—November 30, 2015 (unaudited)	Wells Fargo Dynamic Target Date Funds

	Dynamic Target 2060 Fund
	Period ended
	November 30, 2015 (unaudited)[1]
Operations
Net investment income		$0
Net realized gains on investments		0
Net change in unrealized gains (losses) on investments		0
Net increase in net assets resulting from operations		0
	Shares
Capital share transactions
Proceeds from shares sold
Class A	10,000	100,000
Class C	10,000	100,000
Class R	10,000	100,000
Class R4	10,000	100,000
Class R6	460,000	4,600,000
		5,000,000
Net increase in net assets resulting from capital share transactions		5,000,000
Total increase in net assets		5,000,000
Net assets
Beginning of period		0
End of period		$5,000,000
[1]	The Fund commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Dynamic Target Today Fund
Class A Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class C Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R4 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R6 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[2]	The class commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds

Ratio to average net assets (annualized)
Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate	Net assets at end of period (000s omitted)

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$4,600

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Dynamic Target 2015 Fund
Class A Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class C Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R4 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R6 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[2]	The class commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds

Ratio to average net assets (annualized)
Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate	Net assets at end of period (000s omitted)

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$4,600

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Dynamic Target 2020 Fund
Class A Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class C Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R4 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R6 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[2]	The class commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds

Ratio to average net assets (annualized)
Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate	Net assets at end of period (000s omitted)

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$4,600

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Dynamic Target 2025 Fund
Class A Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class C Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R4 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R6 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[2]	The class commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds

Ratio to average net assets (annualized)
Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate	Net assets at end of period (000s omitted)

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$4,600

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Dynamic Target 2030 Fund
Class A Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class C Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R4 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R6 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[2]	The class commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds

Ratio to average net assets (annualized)
Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate	Net assets at end of period (000s omitted)

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$4,600

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Dynamic Target 2035 Fund
Class A Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class C Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R4 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R6 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[2]	The class commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds

Ratio to average net assets (annualized)
Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate	Net assets at end of period (000s omitted)

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$4,600

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Dynamic Target 2040 Fund
Class A Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class C Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R4 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R6 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[2]	The class commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds

Ratio to average net assets (annualized)
Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate	Net assets at end of period (000s omitted)

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$4,600

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Dynamic Target 2045 Fund
Class A Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class C Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R4 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R6 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[2]	The class commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds

Ratio to average net assets (annualized)
Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate	Net assets at end of period (000s omitted)

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$4,600

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Dynamic Target 2050 Fund
Class A Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class C Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R4 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R6 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[2]	The class commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds

Ratio to average net assets (annualized)
Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate	Net assets at end of period (000s omitted)

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$4,600

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Dynamic Target 2055 Fund
Class A Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class C Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R4 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R6 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[2]	The class commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds

Ratio to average net assets (annualized)
Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate	Net assets at end of period (000s omitted)

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$4,600

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Dynamic Target 2060 Fund
Class A Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class C Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R4 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

Class R6 Period ended November 30, 2015[2] (unaudited)	$10.00	0.00	0.00	$10.00

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[2]	The class commenced operations on November 30, 2015. Information represents activity for the one day of operation.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dynamic Target Date Funds

Ratio to average net assets (annualized)
Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate	Net assets at end of period (000s omitted)

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$100

0%	0%	0%	0%	0%	$4,600

The accompanying notes are an integral part of these financial statements.

Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Dynamic Target Today Fund (“Dynamic Target Today Fund”), Wells Fargo Dynamic Target 2015 Fund (“Dynamic Target 2015 Fund”), Wells Fargo Dynamic Target 2020 Fund (“Dynamic Target 2020 Fund”), Wells Fargo Dynamic Target 2025 Fund (“Dynamic Target 2025 Fund”), Wells Fargo Dynamic Target 2030 Fund (“Dynamic Target 2030 Fund”), Wells Fargo Dynamic Target 2035 Fund (“Dynamic Target 2035 Fund”), Wells Fargo Dynamic Target 2040 Fund (“Dynamic Target 2040 Fund”), Wells Fargo Dynamic Target 2045 Fund (“Dynamic Target 2045 Fund”), Wells Fargo Dynamic Target 2050 Fund (“Dynamic Target 2050 Fund”), Wells Fargo Dynamic Target 2055 Fund (“Dynamic Target 2055 Fund”) and Wells Fargo Dynamic Target 2060 Fund (“Dynamic Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its invesetment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in an affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services for the Wells Fargo Funds or by contacting the servicing agent of the unaffiliated mutual funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end mutual fund are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with each Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds

used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.

Each Fund records on a daily basis its proportionate share of each affiliated Master Portfolio’s interest and dividend income, in addition to expenses and realized and unrealized gains and losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns will be subject to examination by the federal and Delaware revenue authorities.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.20% and declining to 0.18% as the average daily net assets of each Fund increase.

Funds Management also serves as the manager to each affiliated Underlying Fund and the adviser to each affiliated Master Portfolio.

Funds Management has retained the service of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is paid an annual subadvisory fee starting at 0.15% and declining to 0.08% each Fund’s average daily net assets.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record- keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%

Class R4	0.08

Class R6	0.03

Wells Fargo Dynamic Target Date Funds	Notes to financial statements (unaudited)

Funds Management contractually waives and/or reimburses management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management are made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through September 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class C	Class R	Class R4	Class R6
Dynamic Target Today Fund	0.98%	1.73%	1.23%	0.67%	0.52%

Dynamic Target 2015 Fund	1.00%	1.75%	1.25%	0.69%	0.54%

Dynamic Target 2020 Fund	1.02%	1.77%	1.27%	0.71%	0.56%

Dynamic Target 2025 Fund	1.04%	1.79%	1.29%	0.73%	0.58%

Dynamic Target 2030 Fund	1.06%	1.81%	1.31%	0.75%	0.60%

Dynamic Target 2035 Fund	1.07%	1.82%	1.32%	0.76%	0.61%

Dynamic Target 2040 Fund	1.08%	1.83%	1.33%	0.77%	0.62%

Dynamic Target 2045 Fund	1.08%	1.83%	1.33%	0.77%	0.62%

Dynamic Target 2050 Fund	1.08%	1.83%	1.33%	0.77%	0.62%

Dynamic Target 2055 Fund	1.08%	1.83%	1.33%	0.77%	0.62%

Dynamic Target 2060 Fund	1.08%	1.83%	1.33%	0.77%	0.62%

After September 30, 2016, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class C and Class R shares of each Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Class R shares of each Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees are paid to affiliates of Wells Fargo.

4. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

5. SUBSEQUENT DISTRIBUTIONS

On December 30, 2015, the Funds declared distributions from net investment income to shareholders of record on December 29, 2015. The per share amounts payable on December 31, 2015 were as follows:

	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund	Dynamic Target 2025 Fund
Net investment income
Class A	$0.03407	$0.04291	$0.04433	$0.05194
Class C	0.02739	0.03606	0.04022	0.04513
Class R	0.03207	0.04092	0.04505	0.05002
Class R4	0.03683	0.04574	0.04987	0.05476
Class R6	0.03825	0.04723	0.05134	0.05625

Notes to financial statements (unaudited)	Wells Fargo Dynamic Target Date Funds

	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund
Net investment income
Class A	$0.05476	$0.05708	$0.05963	$0.06027
Class C	0.04895	0.05169	0.05436	0.05490
Class R	0.05363	0.05642	0.05894	0.05945
Class R4	0.05859	0.06129	0.06366	0.06422
Class R6	0.06003	0.06273	0.06506	0.06560

	Dynamic Target 2050 Fund	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund
Net investment income
Class A	$0.06137	$0.06137	$0.06148
Class C	0.05458	0.05458	0.05489
Class R	0.05934	0.05934	0.05951
Class R4	0.06418	0.06418	0.06421
Class R6	0.06563	0.06563	0.06562

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

Wells Fargo Dynamic Target Date Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Dynamic Target Date Funds

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust

Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller rust & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust

Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Wells Fargo Dynamic Target Date Funds	Other information (unaudited)

Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996**	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

** Donald Willeke retired as a Trustee effective December 31, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1 Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

2 The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

_

For more information

More information about Wells Fargo Funds is available

free upon request. To obtain literature, please write,

email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by acurrent prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED ¡ NO BANK GUARANTEE ¡ MAY LOSE VALUE
© 2015 Wells Fargo Funds Management, LLC. All rights reserved. Printed on Recycled paper

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

The following funds did not have any holdings as of November 30, 2015:

Wells Fargo Dynamic Target Today, Wells Fargo Dynamic Target 2015, Wells Fargo Dynamic Target 2020, Wells Fargo Dynamic 2025, Wells Fargo Dynamic 2030, Wells Fargo Dynamic 2035, Wells Fargo Dynamic 2040, Wells Fargo Dynamic 2045, Wells Fargo Dynamic 2050, Wells Fargo Dynamic 2055, and Wells Fargo Dynamic 2060.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 27, 2016

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: January 27, 2016

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: January 27, 2016